    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 2015.

                                                              FILE NO. 033-59541

                                                                    811-03072-01

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                / /
POST-EFFECTIVE AMENDMENT NO. 31                                            /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 693                                                          /X/

                        HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TWO

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 547-5000

              (Depositor's Telephone Number, Including Area Code)

                            CHRISTOPHER M. GRINNELL
                  MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
                               1295 STATE STREET
                        SPRINGFIELD, MASSACHUSETTS 01111

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 1, 2015 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A

GROUP VARIABLE ANNUITY CONTRACTS
FOR SECTION 403(b) OR 408 PLANS
ISSUED BY HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TWO
ADMINISTERED BY MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY



        This Prospectus sets forth information you should know before you purchase or become a Participant under the group variable annuity contract (the "Contract" or "Contracts"). Please read it carefully before you purchase or become a Participant under the Contract. We no longer sell the Contract. However, we continue to administer existing Contracts. The Contract provides for accumulation of Participant Account value and Annuity payments on a fixed and/or variable basis.


        Hartford Life Insurance Company issues the Contracts for use in (a) annuity purchase plans adopted according to section 403(b) of the Internal Revenue Code by public school systems and certain tax-exempt organizations described in section 501(c)(3) of the Code, (b) employee pension plans established for employees of a state, or an agency or instrumentality of either a state or a political subdivision of a state, and (c) Individual Retirement Annuity plans adopted according to section 408 of the Code.

        We hold Contributions in a Separate Account that is known as Hartford Life Insurance Company Separate Account Two during the period before Annuity payouts start and during the period after Annuity payouts start.

        The Contracts may contain a General Account option. The General Account option may contain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission ("SEC").

        We allocate the Contributions to the "Sub-Accounts" as directed by the Contract Owner or Participant, as applicable. Sub-Accounts are divisions of a Separate Account. The Sub-Accounts purchase shares of underlying mutual funds ("Funds") that have investment strategies ranging from conservative to aggressive. Because your Contributions purchase Sub-Accounts, YOU DO NOT INVEST DIRECTLY IN ANY OF THE UNDERLYING FUNDS.

        The underlying Funds are listed below:




-  American Century VP Capital Appreciation Fund -- Class I


-  Calvert VP SRI Balanced Portfolio -- Class I


-  Fidelity(R) VIP Asset Manager Portfolio -- Initial Class


-  Fidelity(R) VIP Contrafund(R) Portfolio -- Initial Class


-  Fidelity(R) VIP Growth Portfolio -- Initial Class


-  Fidelity(R) VIP Overseas Portfolio -- Initial Class


-  Hartford Balanced HLS Fund -- Class IA


-  Hartford Capital Appreciation HLS Fund -- Class IA


-  Hartford Dividend and Growth HLS Fund -- Class IA


-  Hartford International Opportunities HLS Fund -- Class IA


-  Hartford Stock HLS Fund -- Class IA


-  Hartford Total Return Bond HLS Fund -- Class IA


-  Hartford Ultrashort Bond HLS Fund -- Class IA


-  Hartford U.S. Government Securities HLS Fund -- Class IA


-  HIMCO VIT Index Fund -- Class IA




        For more information on the underlying Funds see the section entitled "The Funds"

        If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and, like this Prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.

        The SEC doesn't approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.

        This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

       This group variable annuity contract IS NOT:

-    A bank deposit or obligation

-    Federally insured

-    Endorsed by any bank or governmental agency




--------------------------------------------------------------------------------
Prospectus Dated: May 1, 2015
Statement of Additional Information Dated: May 1, 2015

                                 TABLE OF CONTENTS


SECTION                                                                                                                     PAGE
--------------------------------------------------------------------------------------------------------------------    ------------
GLOSSARY OF SPECIAL TERMS...........................................................................................              4
FEE TABLE...........................................................................................................              6
SUMMARY.............................................................................................................              9
PERFORMANCE RELATED INFORMATION.....................................................................................             10
HARTFORD LIFE INSURANCE COMPANY.....................................................................................             11
THE SEPARATE ACCOUNT................................................................................................             11
THE FUNDS...........................................................................................................             12
GENERAL ACCOUNT OPTION..............................................................................................             16
CONTRACT CHARGES....................................................................................................             16
   Sales Charge.....................................................................................................             16
   Annual Maintenance Fee...........................................................................................             17
   Is there ever a time when the Sales Charge or Annual Maintenance Fee do not apply?...............................             17
   Mortality and Expense Risk and Administrative Charge.............................................................             17
   Loan Fees........................................................................................................             18
   Premium Taxes....................................................................................................             18
   Transfer Fee.....................................................................................................             18
   Experience Rating under the Contracts............................................................................             18
   Negotiated Charges and Fees......................................................................................             18
   Charges of the Funds.............................................................................................             19
   Plan Related Expenses............................................................................................             19
THE CONTRACTS.......................................................................................................             19
   The Contracts Offered............................................................................................             19
   Assignments......................................................................................................             19
   Pricing and Crediting of Contributions...........................................................................             19
   May I cancel my certificate?.....................................................................................             19
   May I make changes in the amounts of my Contribution?............................................................             19
   Can you transfer from one Sub-Account to another?................................................................             20
   What is a Sub-Account Transfer?..................................................................................             20
   What Happens When you Request a Sub-Account Transfer?............................................................             20
   What Restrictions Are There on Your Ability to Make a Sub-Account Transfer?......................................             20
   Fund Trading Policies............................................................................................             21
   How are you affected by frequent Sub-Account Transfers?..........................................................             22
   General Account Option Transfers.................................................................................             22
   Telephone and Internet Transfers.................................................................................             23
   Dollar Cost Averaging............................................................................................             23
   May I request a loan from my Participant Account?................................................................             24
   How do I know what my Participant Account is worth?..............................................................             24
   How are the underlying Fund shares valued?.......................................................................             24
DEATH BENEFITS......................................................................................................             25
   Determination of the Beneficiary.................................................................................             25
   Death before the Annuity Commencement Date.......................................................................             25
   Calculation of the death benefit.................................................................................             25
   Death on or after the Annuity Commencement Date..................................................................             25
SETTLEMENT PROVISIONS...............................................................................................             25
   Can payment of the Surrender value ever be postponed beyond the seven-day period?................................             26
   May I Surrender once Annuity Payouts have started?...............................................................             26
   How do I elect an Annuity Commencement Date and Annuity Payout Option?...........................................             26
   What is the minimum amount that I may select for an Annuity Payout?..............................................             27
   How are Contributions made to establish an Annuity Account?......................................................             27
   Can a Contract be suspended by a Contract Owner?.................................................................             27
   Annuity Payout Options...........................................................................................             27
   Systematic Withdrawal Option.....................................................................................             28
   How are Variable Annuity Payouts determined?.....................................................................             28
MORE INFORMATION....................................................................................................             29
   Can a Contract be modified?......................................................................................             29
   Can Hartford waive any rights under a Contract?..................................................................             30
   How Contracts Are Sold...........................................................................................             30
   Who is the custodian of the Separate Account's assets?...........................................................             31
   Are there any material legal proceedings affecting the Separate Account?.........................................             31
   How may I get additional information?............................................................................             31
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION...........................................................             33
APPENDIX TAX -- FEDERAL TAX CONSIDERATIONS..........................................................................      APP TAX-1
   A. General.......................................................................................................      APP TAX-1
   B. Taxation of Hartford and the Separate Account.................................................................      APP TAX-1
   C. Diversification of the Separate Account.......................................................................      APP TAX-2
   D. Tax Ownership of the Assets in the Separate Account...........................................................      APP TAX-2
   E. Non-Natural Persons as Owners.................................................................................      APP TAX-3
   F. Annuity Purchases by Nonresident Aliens and Foreign Corporations..............................................      APP TAX-3
   G. Generation Skipping Transfer Tax..............................................................................      APP TAX-3
   H. Tax-Qualified Retirement Plans................................................................................      APP TAX-3
APPENDIX I -- ACCUMULATION UNIT VALUES..............................................................................        APP I-1

                          GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD:  The period before the start of Annuity payouts.

ACCUMULATION UNITS: If you allocate your Contributions to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts prior to Annuitization.

ADMINISTRATIVE OFFICE: Our overnight mailing address is: 1 Griffin Road North, Windsor, CT 06095-1512. Our standard mailing address is: MassMutual Retirement Services, P.O. Box 1583, Hartford, Connecticut 06144-1583.

ANNUAL MAINTENANCE FEE: An annual charge for establishing and maintaining a Participant's Account under a Contract.

ANNUITANT:  The person on whose life Annuity payouts are based.

ANNUITANT'S ACCOUNT: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.

ANNUITY:  A series of payments for life or another designated period.

ANNUITY COMMENCEMENT DATE:  The date we start to make Annuity payouts to you.

ANNUITY PERIOD:  The period during which we make Annuity payouts to you.

ANNUITY UNIT: A unit of measure we use to calculate the value of Annuity payments under a Variable Annuity payout option.

BENEFICIARY: The person or persons designated to receive Contract values in the event of the Participant's or Annuitant's death.

CODE:  The Internal Revenue Code of 1986, as amended.

CONTRACT OWNER:  The Employer or entity owning the Contract.

CONTRACT YEAR: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.

CONTRIBUTION(S): The amount(s) paid or transferred to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.

DATE OF COVERAGE: The date on which we receive the application on behalf of a Participant.

DUE PROOF OF DEATH: A certified copy of the death certificate, an order of a court of competent jurisdiction, a statement from a physician who attended the deceased or any other proof acceptable to us.

EMPLOYER: An employer maintaining a Tax Sheltered Annuity plan or an Individual Retirement Annuity plan for its employees.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

GENERAL ACCOUNT: Our General Account that consists of all of our company assets, including any money you have invested in the General Account option. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR US:  Hartford Life Insurance Company.

INDIVIDUAL RETIREMENT ANNUITY: An Annuity Contract purchased or sponsored by an Employer on behalf of its employees that provides for special tax treatment under section 408 of the Code.

MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.

PARTICIPANT (ALSO, "YOU"): Any employee or former employee of an Employer or other individual with a Participant Account under the Contract.

PARTICIPANT ACCOUNT: An account under a Contract to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.

PARTICIPANT'S CONTRACT YEAR: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.


PREMIUM TAX: A tax or amount of tax, if any, charged by a state, federal, or other governmental entity on Contributions or Contract values.


SUB-ACCOUNT VALUE: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.

SURRENDER:  Any withdrawal of Contract values.

TAX SHELTERED ANNUITY (ALSO "TAX DEFERRED ANNUITY"): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of a Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.


VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying Funds of the Separate Account.

                                  FEE TABLE

      THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT A CONTRACT OWNER WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT OR, IF YOU ARE A PARTICIPANT, WHEN OPENING, HOLDING AND SURRENDERING A PARTICIPANT ACCOUNT UNDER THE CONTRACT. IN ADDITION TO THE FEES DESCRIBED BELOW, THE CONTRACT OWNER MAY DIRECT US TO DEDUCT ADDITIONAL FEES FOR CERTAIN PLAN RELATED EXPENSES (SEE "PLAN RELATED EXPENSES" UNDER THE SECTION ENTITLED "CONTRACT CHARGES").


      IF YOU ARE A CONTRACT OWNER, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. IF YOU ARE A PARTICIPANT, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU OPEN A PARTICIPANT ACCOUNT OR SURRENDER A PARTICIPANT ACCOUNT UNDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU CONTRIBUTE TO THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.


CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases (as a percentage of premium payments)......................................      None
Transfer Fee (1).............................................................................................   $     5
Contingent Deferred Sales Charge (as a percentage of amounts Surrendered) (2)
     During the First Year through Fifth Year................................................................        5%
     During the Sixth Year...................................................................................        4%
     During the Seventh Year.................................................................................        3%
     During the Eighth Year..................................................................................        2%
     During the Ninth Year...................................................................................        1%
     During the Tenth Year and thereafter....................................................................        0%

Loan Set-Up Fee (3)..........................................................................................   $    25

      THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

LOAN ADMINISTRATION FEE (3)(4)*........................................................................    $   25
ANNUAL MAINTENANCE FEE (5).............................................................................    $   30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
     Mortality and Expense Risk and Administrative Charge..............................................     1.25%
     Total Separate Account Annual Expenses............................................................     1.25%


-----------
(1) The Transfer Fee applies to each transfer in excess of 12 made in a Participant Contract Year. We currently waive the Transfer Fee.

(2) Each Participant Account has its own Contingent Deferred Sales Charge schedule. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to the Participant's Account before the Surrender. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this Prospectus.

(3) This is the maximum fee we would charge. (See "May I request a Loan from my Participant Account?")

(4) We deduct this $25 annual loan administration fee on a quarterly basis from a Participant Account. We currently waive the annual loan administration fee.

(5) We deduct this $30 annual maintenance fee from each Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

* This fee does not include any rate of interest charged under the terms of a loan. Any interest charged in connection with a loan is deposited to your Participant Account upon repayment of your loan.

      We may eliminate or change the Transfer Fee, Contingent Deferred Sales Charge, Annual Maintenance Fee, and Mortality and Expense Risk and Administrative Charge. (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees"). We may also deduct a charge for Premium Taxes at the time of Surrender.

     THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT. MORE DETAILS CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.



                                                                                             Minimum     Maximum
-----------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Sub-Account assets,
including management fees, distribution
and/or service fees (12b-1) fees, and other expenses)                                         0.38%       1.00%
-----------------------------------------------------------------------------------------------------------------

EXAMPLE

      THIS EXAMPLE BELOW IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES (BEFORE ANY FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS) OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. THE EXAMPLE DOES NOT REFLECT ANY DEDUCTION FOR CONTRACT OWNER DIRECTED PLAN RELATED EXPENSES. IF A DEDUCTION FOR PLAN RELATED EXPENSES APPLIED, EXPENSES WOULD BE HIGHER.

      THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A PARTICIPANT ACCOUNT VALUE OF $10,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT OR PARTICIPANT ACCOUNT IS SURRENDERED. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $10,000 PARTICIPANT ACCOUNT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.30%.

      THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


                                    IF YOU SURRENDER YOUR CONTRACT                   IF YOU ANNUITIZE AT THE END
MORTALITY AND EXPENSE RISK           AT THE END OF THE APPLICABLE                         OF THE APPLICABLE
AND ADMINISTRATIVE CHARGE                     TIME PERIOD                                    TIME PERIOD
--------------------------  ----------------------------------------------  ---------------------------------------------
                             1 YR.       3 YRS.       5 YRS.       10 YRS.   1 YR.     3 YRS.       5 YRS.        10 YRS.
                            ------     ---------     --------     --------  ------     ------      --------      --------
1.25%.....................   $721        $1,284       $1,858       $2,873    $231       $769        $1,330        $2,843


MORTALITY AND EXPENSE RISK             IF YOU DO NOT SURRENDER
AND ADMINISTRATIVE CHARGE                   YOUR CONTRACT
--------------------------  --------------------------------------------
                             1 YR.     3 YRS.       5 YRS.       10 YRS.
                            ------     ------     ---------     --------
1.25%.....................   $261       $799        $1,360       $2,873


CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

      When Contributions are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit value for that day. For more information on how Accumulation Unit values are calculated see "How do I know what my Participant Account is worth?". Please refer to Appendix I for information regarding Accumulation Unit values. Accumulation Unit values may be obtained, free of charge, by calling us at 1-800-528-9009.


AVAILABLE INFORMATION

      We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.


      You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this Prospectus, visiting our website at www.massmutual.com/govnp or visiting the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

                                   SUMMARY

WHAT ARE THE CONTRACTS?


      The Contracts are group variable annuity contracts. They are issued in connection with Employer programs allowing employee participation and special tax treatment under section 403(b) and Section 408 of the Code. WE NO LONGER SELL THE CONTRACT. HOWEVER, WE CONTINUE TO ADMINISTER THE CONTRACT AND WE CONTINUE TO ACCEPT CONTRIBUTIONS TO EXISTING CONTRACTS.


WHAT IS THE ACCUMULATION PERIOD?

      During the Accumulation Period, under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this Prospectus, be invested in selected Sub-Accounts of Separate Account Two.

      During the Accumulation Period, Participants may allocate monies held in the Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances (See "May I transfer assets between Sub-Accounts?").

WHAT ARE THE SALES CHARGES UNDER THE CONTRACT?

      You do not pay a sales charge at the time Contributions are made to the Contract. We may charge you a contingent deferred sales charge ("Sales Charge") when you partially or fully Surrender the Contract. The amount of the Sales Charge depends on the amount you choose to Surrender from your Participant Account and the number of Participant's Contract Years that have been completed before the Surrender.

PARTICIPANT'S CONTRACT YEARS                                                                                       SALES CHARGE
------------------------------------------------------------------------------------------------------------       -------------
During the First through the Fifth Year.....................................................................            5%
During the Sixth Year.......................................................................................            4%
During the Seventh Year.....................................................................................            3%
During the Eighth Year......................................................................................            2%
During the Ninth Year.......................................................................................            1%
During the Tenth Year and thereafter........................................................................            0%

      We may reduce the amount or term of the Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

      No deduction for Sales Charges will be made in certain cases. (See "Is there ever a time when the Sales Charge does not apply?").

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

      MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values held in the Separate Accounts during the life of the Contract. This is the charge for mortality and expense risk and administrative undertakings. We deduct this charge at an annual rate of 1.25% from the average daily net assets of Separate Account Two. The mortality and expense risk and administrative charge can be reduced (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

      ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract. The maximum Annual Maintenance Fee is $30 per year, but such fee may be reduced or waived (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

IS THERE A DEDUCTION FOR PREMIUM TAXES?

      We deduct Premium Taxes imposed on us by a state or other government agency. Some states collect these taxes when Contributions are made; others collect at annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from the Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality and currently ranges from 0 - 3.5%.

IS THERE A DEATH BENEFIT?

      We will pay a Minimum Death Benefit if a Participant dies before the earlier of (1) the Participant's 65th birthday or (2) the Annuity Commencement Date. (See "Death Benefits").

PARTICIPANT ACCOUNT LOANS

      You can request a loan from your Participant Account under certain plans. To obtain a loan, you enter into a loan agreement with MassMutual, administrator of the Contract, that describes all the terms, conditions, fees or charges of your loan. Your Employer's plan may further restrict the amount of your Participant Account available for a loan. Participant Account loans may not be available in all states or in all Contracts, or may be subject to other restrictions.

      Loans may be subject to a one-time set-up fee of $25. In addition, loans may also be subject to an annual loan administration fee of $25. We do not currently charge the annual loan administration fee.

WHAT IS THE ANNUITY PERIOD?

      At the end of the Accumulation Period, you can allocate Contract values held, less Premium Taxes if applicable, with respect to your Participant Account to establish Annuitants' Accounts to provide Fixed and/or Variable Annuities under the Contract. (See "Settlement Provisions").

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

      When you purchase an Annuity, you may choose one of the following Annuity payout options, or receive a lump sum payment (all annuity options may not be available in all states or Contracts):

      LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.

- Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

      LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

      UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payout Option 3 for a discussion of how the remaining value is determined.

      JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

      PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- This option does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders by the Annuitant are subject to the limitations set forth in the Contract and any applicable contingent deferred sales charges.

      UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT THE PAYMENTS FOR A DESIGNATED PERIOD OPTION (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.



                       PERFORMANCE RELATED INFORMATION

      Separate Account Two may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

      When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated from the date of the Sub-Account's inception into the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures reflect a deduction for all total fund operating expenses, the contingent deferred sales charge, the highest charge for mortality, expense risk, and administrative undertakings and the highest annual maintenance fee.

      The Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses, the actual charge for mortality and expense risk, and administrative undertakings and do not take into account contingent deferred sales charges or the annual maintenance fee. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.

      If applicable, the Sub-Accounts may ADVERTISE YIELD IN ADDITION TO TOTAL RETURN. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.


      We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.




                       HARTFORD LIFE INSURANCE COMPANY


      Hartford Life Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in every state as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 1583, Hartford, CT 06144-1583. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.



      On January 1, 2013, Hartford entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company ("MassMutual") to re-insure the obligations of Hartford under the Contracts and to provide administration of the Contracts.




                            THE SEPARATE ACCOUNT

      The Separate Account is where we set aside and invest assets of some of our annuity contracts, including this Contract. The assets of Separate Account Two were transferred from Hartford Variable Annuity Life Insurance Company Separate Account DC-II on December 31, 1987.

      The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law. The Separate Account holds only assets for variable annuity contracts. The Separate Account:

      - Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

      - Is not subject to the liabilities arising out of any other business Hartford may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

      - Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.

      - May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.

      - Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

      WE DO NOT GUARANTEE THE INVESTMENT RESULTS OF THE SEPARATE ACCOUNT. THERE IS NO ASSURANCE THAT THE VALUE OF YOUR PARTICIPANT ACCOUNT WILL EQUAL THE TOTAL OF THE CONTRIBUTIONS MADE TO YOUR PARTICIPANT ACCOUNT.



                                  THE FUNDS


      The Separate Account is divided into "Sub-Accounts." Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us at 1-800-528-9009 to obtain each underlying Fund's prospectus. Before investing, you should carefully read each underlying Fund's prospectus along with this Prospectus.



      We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectuses and Statements of Additional Information, which may be ordered from us. The underlying Funds' prospectuses should be read in conjunction with this Prospectus before investing.


      THESE FUNDS MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.


                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
INSURANCE COMPANY
DEDICATED MUTUAL FUNDS:
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
-----------------------------------------------------------------------------------------------------------------------
   American Century VP Capital           Seeks capital growth                      American Century Investment
     Appreciation Fund -- Class I                                                  Management, Inc.

-----------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC.
-----------------------------------------------------------------------------------------------------------------------
   Calvert VP SRI Balanced               Seeks to achieve a competitive total      Calvert Investment Management Inc.
     Portfolio -- Class I                return through an actively managed
                                         portfolio of stocks, bonds and money
                                         market instruments which offer
                                         income and capital growth opportunity
                                         and which satisfy the investment and
                                         social criteria

-----------------------------------------------------------------------------------------------------------------------

                                                       INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                         OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
----------------------------------------------------------------------------------------------------------------------
   Fidelity(R) VIP Asset Manager          Seeks to obtain high total return with    Fidelity Management & Research
     Portfolio -- Initial Class           reduced risk over the long term by        Company
                                          allocating its assets among stocks,       Sub-advised by FMR Co., Inc. and
                                          bonds, and short-term instruments         other Fidelity affiliates

----------------------------------------------------------------------------------------------------------------------
   Fidelity(R) VIP Contrafund(R)          Seeks long-term capital appreciation      Fidelity Management & Research
     Portfolio -- Initial Class                                                     Company
                                                                                    Sub-advised by FMR Co., Inc. and
                                                                                    other Fidelity affiliates

----------------------------------------------------------------------------------------------------------------------
   Fidelity(R) VIP Growth Portfolio --    Seeks to achieve capital appreciation     Fidelity Management & Research
     Initial Class                                                                  Company
                                                                                    Sub-advised by FMR Co., Inc. and
                                                                                    other Fidelity affiliates

----------------------------------------------------------------------------------------------------------------------
   Fidelity(R) VIP Overseas Portfolio --  Seeks long-term growth of capital         Fidelity Management & Research
     Initial Class                                                                  Company
                                                                                    Sub-advised by FMR Co., Inc. and
                                                                                    other Fidelity affiliates

----------------------------------------------------------------------------------------------------------------------
HARTFORD HLS SERIES FUND II, INC.
----------------------------------------------------------------------------------------------------------------------
   Hartford U.S. Government               Seeks to maximize total return while      Hartford Funds Management
     Securities HLS Fund -- Class IA      providing shareholders with a high level  Company, LLC
                                          of current income consistent with         Sub-advised by Wellington
                                          prudent investment risk                   Management Company, LLP

----------------------------------------------------------------------------------------------------------------------
HARTFORD SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------
   Hartford Balanced HLS Fund --          Seeks long-term total return.             Hartford Funds Management
     Class IA                                                                       Company, LLC
                                                                                    Sub-advised by Wellington
                                                                                    Management Company, LLP

----------------------------------------------------------------------------------------------------------------------
   Hartford Capital Appreciation HLS      Seeks growth of capital.                  Hartford Funds Management
     Fund -- Class IA                                                               Company, LLC
                                                                                    Sub-advised by Wellington
                                                                                    Management Company, LLP

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 1/3/2005.
----------------------------------------------------------------------------------------------------------------------
   Hartford Dividend and Growth           Seeks a high level of current income      Hartford Funds Management
     HLS Fund -- Class IA                 consistent with growth of capital.        Company, LLC
                                                                                    Sub-advised by Wellington
                                                                                    Management Company, LLP

----------------------------------------------------------------------------------------------------------------------
   Hartford International                 Seeks long-term growth of capital.        Hartford Funds Management
     Opportunities HLS Fund --                                                      Company, LLC
     Class IA                                                                       Sub-advised by Wellington
                                                                                    Management Company, LLP

----------------------------------------------------------------------------------------------------------------------
   Hartford Stock HLS Fund --             Seeks long-term growth of capital         Hartford Funds Management
     Class IA                                                                       Company, LLC
                                                                                    Sub-advised by Wellington
                                                                                    Management Company, LLP

----------------------------------------------------------------------------------------------------------------------
   Hartford Total Return Bond HLS         Seeks a competitive total return, with    Hartford Funds Management
     Fund -- Class IA                     income as a secondary objective           Company, LLC
                                                                                    Sub-advised by Wellington
                                                                                    Management Company, LLP

----------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------
   Hartford Ultrashort Bond HLS          Seeks total return and income             Hartford Funds Management
     Fund -- Class IA                    consistent with preserving capital and    Company, LLC
                                         maintaining liquidity.                    Sub-advised by Wellington
                                                                                   Management Company, LLP

---------------------------------------------------------------------------------------------------------------------
HIMCO VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------
   HIMCO VIT Index Fund --               Seeks to provide investment results       Hartford Investment Management
     Class IA                            which approximate the price and yield     Company
                                         performance of publicly traded
                                         common stocks in the aggregate.

---------------------------------------------------------------------------------------------------------------------


      MIXED AND SHARED FUNDING: Shares of the Funds are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

      VOTING RIGHTS: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

      - Notify the Contract Owner or Participant of any Fund shareholders' meeting if the shares held for the Contract may be voted;

      - Send proxy materials and a form of instructions to the Contract Owner or Participant that may be used to tell us how to vote the Fund shares held for the Contract;

      - Arrange for the handling and tallying of proxies received from Contract Owners or Participants;

      - Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner or Participant; and

      - Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

      Voting all Fund shares for which no voting instructions are received in the same proportion as shares for which voting instructions have been received may result in a small number of Contract Owners or Participants determining the outcome of a proposal subject to a shareholder vote.

      If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners or Participants may attend any shareholder meeting at which shares held for their Contract may be voted.

      During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits decrease.

      SUBSTITUTION, ADDITION OR DELETION OF FUNDS, SEPARATE ACCOUNTS AND/OR SUB-ACCOUNTS: We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law or as we deem appropriate. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.

      We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.

      FEES AND PAYMENTS RECEIVED BY HARTFORD FROM THE FUND FAMILIES: On January 1, 2013, Hartford entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company ("MassMutual") to reinsure the obligations of Hartford under the Contracts and to provide all of the administrative services necessary to support the Contracts. In this role, MassMutual receives all charges, fees, payments and compensation described in this Prospectus as payable to

Hartford for the services provided in respect of the Contracts. Additionally, MassMutual and its affiliates are responsible for marketing and selling the Contracts and for paying sales commissions and other compensation to financial intermediaries for sales and marketing activities related to the Contracts. We want you to know that Hartford receives substantial fees and payments with respect to the underlying Funds that are offered as Sub-Accounts to your plan through the Contract. These types of fees and payments are sometimes called "revenue sharing" payments. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of Funds that we offer through the Contract. All of the underlying Funds on the overall menu make payments to Hartford or an affiliate. We receive these fees and payments under agreements between Hartford and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to 0.25% of assets invested in a Fund. These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. MassMutual expects to make a profit on the amount of the fees and payments that exceed MassMutual's own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.



      We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of the fees and payments received by Hartford varies by Fund and Hartford may receive greater or less fees and payments depending on which variable investment options your plan selects.



      For Example:



           As one of its selected investment options in its Contract, the Any Company Retirement Plan maintains an average balance of $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the Fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.50% of assets annually, and the Fund's transfer agent pays Hartford an administrative service fee at a rate of 0.25% of assets annually, Hartford would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of $750 for that year due to the plan's investment in the Fund.



           If the plan maintained an average balance of $100,000 in an investment option investing in a different fund during the year where that Fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.25% of assets annually, and the Fund's transfer agent pays Hartford an administrative services fee at a rate of $12 per plan Participant Account invested in the investment option investing in the Fund, and there are 20 participants with an account balance invested in that investment option, Hartford would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of $490 for that year due to the plan's investment in the Fund.



      You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Hartford has selected fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors in such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Hartford would decrease.



      Some of the Sub-Accounts available in the Contract invest in funds that are part of our own and MassMutual affiliated family of funds. In addition to any fees and payments Hartford and MassMutual may receive with respect to those funds, one or more of our and MassMutual affiliates receives compensation from the Funds, including among other things a management fee and 12b-1 fees from the Funds.



      For information on which underlying Funds pay Hartford such fees and at what level, please visit our website at www.massmutual.com/govnp or call 1-800-528-9009. Written information will be provided upon request.



      ENDORSEMENT FEES PAID BY HARTFORD: MassMutual, as administrator for the Hartford Contracts pays fees to the National Association of Police Organizations in exchange for an endorsement of the Contract. As part of the endorsement, MassMutual is invited to participate in various programs, conferences and meetings offered through the organization in order to allow MassMutual to market the Contract.


      For additional information on the amount of fees and payments made by MassMutual, as administrator for the Hartford Contracts, please call 1-800-528-9009. Written information will be provided upon request.

                           GENERAL ACCOUNT OPTION

      IMPORTANT INFORMATION YOU SHOULD KNOW: THE PORTION OF THE CONTRACT RELATING TO THE GENERAL ACCOUNT OPTION IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE GENERAL ACCOUNT OPTION IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NEITHER THE GENERAL ACCOUNT OPTION NOR ANY INTEREST IN THE GENERAL ACCOUNT OPTION IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE GENERAL ACCOUNT OPTION.

      The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account option are available to our general creditors.

      DECLARED RATE OF INTEREST: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.

      GUARANTEED RATE OF INTEREST: We guarantee a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.

      DISTRIBUTIONS AND TRANSFERS: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.

      THE GENERAL ACCOUNT IS SUBJECT TO THE COMPANY'S CLAIMS-PAYING ABILITY. INVESTORS MUST LOOK TO THE STRENGTH OF THE INSURANCE COMPANY WITH REGARD TO INSURANCE COMPANY GUARANTEES. OUR ABILITY TO HONOR ALL GUARANTEES UNDER THE CONTRACT IS SUBJECT TO OUR CLAIMS-PAYING CAPABILITIES AND/OR FINANCIAL STRENGTH.



                              CONTRACT CHARGES

      SALES CHARGE: The Sales Charge covers some of the expenses relating to the sale and distribution of the Contracts, including:

      -  the cost of preparing sales literature,

      - commissions and other compensation paid to broker dealers and their registered representatives, and

      -  other promotional and distribution related activities.

      If the Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.

      We do not deduct a sales charge at the time Contributions are made to the Contract. We may assess a Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Sales Charge is based on the amount you choose to Surrender from your Participant Account and the number of Participant Contract Years completed with respect to your Participant Account before the Surrender.

      The percentage used to calculate the contingent deferred Sales Charge is equal to:

                                                                                                                 SALES CHARGE
                                                                                                                AS A PERCENTAGE
                                                                                                                OF PARTICIPANT
                                                                                                                 ACCOUNT VALUE
PARTICIPANT'S CONTRACT YEARS                                                                                      SURRENDERED
----------------------------------------------------------------------------------------------------------      ---------------
During the First through the Fifth Year...................................................................            5%
During the Sixth Year.....................................................................................            4%
During the Seventh Year...................................................................................            3%
During the Eighth Year....................................................................................            2%
During the Ninth Year.....................................................................................            1%
During the Tenth Year and thereafter......................................................................            0%

      We may reduce the amount or term of the Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

      When you request a full Surrender, the Sales Charge is deducted from the amount Surrendered and the balance is paid to you.

- Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Sales Charge is 5%: Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Sales Charge).

      If you request a partial Surrender and ask for a specific dollar amount, the Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.

- Example: You ask for $1,000 when the applicable Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 made up of $52.63 in Sales Charge plus the $1,000 you requested). The net amount of $1,000 is paid to you.

      ANNUAL MAINTENANCE FEE: The Annual Maintenance Fee is an annual $30 fee that we deduct from each Participant Account on a quarterly basis. The fee compensates us for our administrative services related to maintaining the Contract and the Participant Accounts. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.


IS THERE EVER A TIME WHEN THE SALES CHARGE OR ANNUAL MAINTENANCE FEE DO NOT
APPLY?


      We do not deduct the Sales Charge and Annual Maintenance Fee from a Surrender from Participant's Account under a Contract in the event of the
Participant's:

      - death,

      - disability, within the meaning of Code section 72(m)(7) (provided that any such disability would entitle the Participant to receive social security disability benefits),

      - confinement in a nursing home, provided the Participant is confined immediately following at least 90 days of continuous confinement in a hospital or long term care facility,

      - separation from service with the Employer on or after the Participant Contract Year 5 for Participants age 59 1/2 or older,

      - financial hardship (e.g., an immediate and heavy financial need of the Participant other than purchase of a principal residence or payment for post-secondary education), or

      - in the event that a Participant Account is paid out under one of the available Annuity payout options under the Contracts or under the Systematic Withdrawal Option (except that a Surrender out of Annuity payout option 5 is subject to Sales Charges, if applicable).

      Some of the foregoing events may not apply to Participants under an Individual Retirement Annuity.

      If you are otherwise eligible to make a withdrawal from your Participant Account under the terms of your Employer's plan, you can withdraw, on a non-cumulative basis, up to 10% of the value of your Participant Account, without application of a Sales Charge for each Participant Contract Year after the first Participant Contract Year. The minimum amount you can withdraw under this provision is $250.

      No deduction for the Sales Charge will apply to a transfer to a Related Participant Directed Account Option. A "Related Participant Directed Account Option" is a separate Participant directed investment account under a Code section 403(b)(7) custodial account that you identify and we accept for the purpose of participant-directed transfers of amounts from the Contract for investment outside of the Contract. The Related Participant Directed Account Option may not be available in all states or in all Contracts.

      MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% against all Contract values in the Sub-Accounts.

      The mortality and expense risk and administrative charge compensates us for providing administrative services and for assuming mortality and expense risks under the Contracts. We assume two types of mortality risk and an expense risk:

      - MORTALITY RISK DURING THE ACCUMULATION PERIOD -- During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value. These differences may occur during periods of declining value or in periods where the Contingent Deferred

        Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

      - MORTALITY RISK DURING THE ANNUITY PERIOD -- Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

      - EXPENSE RISK -- We also bear an expense risk that the Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

      Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned.

      We also provide various administrative support services for plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials.

      If the mortality and expense risk and administrative charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the mortality and expense risk and administrative charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk and administrative charge.

      We may reduce the mortality and expense risk and administrative charge under the Contracts (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

      LOAN FEES: Loans may be subject to a one-time set-up fee of $25. In addition, loans may also be subject to an annual loan administration fee of $25. We do not currently charge the $25 annual loan administration fee.

      PREMIUM TAXES: We reserve the right to deduct a charge for Premium Tax imposed on us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.

      TRANSFER FEE You can transfer your Participant Account values between or among the Sub-Accounts up to 12 times per Participant Contract Year. A Transfer Fee of $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee.

      EXPERIENCE RATING UNDER THE CONTRACTS: We may apply experience credits under a Contract based on investment, administrative, mortality or other factors, including, but not limited to: (1) the total number of Participants,
(2) the sum of all Participants' Account values, (3) the allocation of Contract values between the General Account and the Separate Account under the Contract,
(4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for mortality, expense risk and administrative undertakings, a reduction in the term or amount of any applicable Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee, a reduction in the amount of the Transfer Fee, or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Owners of Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors.

      NEGOTIATED CHARGES AND FEES:  The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Hartford.

      CHARGES OF THE FUNDS: The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the underlying Funds' prospectuses.


      PLAN RELATED EXPENSES: We can agree with the Contract Owner to be directed to deduct amounts from the assets under a Contract to pay certain administrative expenses or other plan related expenses including, but not limited to, fees to consultants, auditors, counsel, Hartford and other plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include such amounts as an adjustment to the charge for administrative undertakings for the Separate Account.



                                THE CONTRACTS

      THE CONTRACTS OFFERED: The Contracts are group variable annuity contracts. We can offer the Contracts for use in connection with Tax Sheltered Annuity plans adopted under section 403(b) of the Code by public school systems, certain tax-exempt organizations described in section 501(c)(3) of the Code and including employee pension plans established for employees by a state, political subdivision of a state, or an agency or instrumentality of either a state or political subdivision of a state. We can also offer the Contracts in connection with Individual Retirement Annuity plans. We issue a Contract to an Employer or to a trustee or custodian of the Employer's plan to provide a Tax Sheltered Annuity or Individual Retirement Annuity plan for its employees.

      It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.

      ASSIGNMENTS: The Contract and a Participant's interest in a Contract cannot be assigned, transferred or pledged.

      PRICING AND CREDITING OF CONTRIBUTIONS: We credit initial Contributions to your Participant Account within two Valuation Days of our receipt of a properly completed application and the initial Contribution at our Administrative Office.

      If your application or other necessary information is incomplete when received, your initial Contribution will be credited to your Participant Account not later than two Valuation Days after the application is made complete. However, if an incomplete application is not made complete within five Valuation Days of its initial receipt, the Contribution will be immediately returned unless we inform the Contract Owner of the delay and the Contract Owner tells us not to return it.

      Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.


      MAY I CANCEL MY CERTIFICATE?

      For certificates issued in Florida, Minnesota, North Carolina, Texas and Utah in connection with 403(b) Contracts, you have a limited right to return your certificate for cancellation. We urge you to closely examine its provisions. If for any reason you are not satisfied with your certificate, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. We will not deduct any Sales Charges during this time. We may require additional information before we can cancel your certificate.

      You bear the investment risk from the time the certificate is issued until we receive your complete cancellation request.

      The amount we pay you upon cancellation depends on the requirements of the state where you purchased your certificate.


      MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTION?

      Yes. If the plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Accounts. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.

      CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

      During those phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.


      WHAT IS A SUB-ACCOUNT TRANSFER?

      A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.


      WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

      Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants' "transfer-in" requests.

      In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

      We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Sub-Account for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund within our accounts rather than buy new shares or sell shares of the Fund.

      For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.


      WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT
TRANSFER?

      FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Participants to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Participant Account value more than once a Valuation Day.

      For Example:

      - If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

      - If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

      - Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

      - Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

      - However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a bond fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.


      SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

      We may aggregate a Contract Owner's Contracts or a Participant's Participant Accounts for the purposes of enforcing these restrictions.

      The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on an underlying Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

      The Contracts provide for a Transfer Fee of $5 that applies to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee.

      We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

      THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase or become a Participant under this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of an underlying Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:


      FUND TRADING POLICIES

      Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.


      We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to an underlying Fund's trading policy. Please refer to each underlying Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.


      In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

      - Certain types of financial intermediaries may not be required to provide us with shareholder information.

      - "Excepted funds" such as money market funds and any underlying Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

      - A Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.

      - Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs;
        (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals, surrenders, or retirement plan contributions.

      POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

      - Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

      - Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

      - These policies apply only to individuals and entities that own or are Participants under this Contract. However, the Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.

      - In some cases, we are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because we do not keep Participant Account records for a Contract. In those cases, the Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.


      HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

      We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.

      Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

      In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.


      GENERAL ACCOUNT OPTION TRANSFERS

      You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For Contracts issued or amended on or after May 1, 1992:

      - Transfers of assets presently held in the General Account option, or which were held in the General Account option at any time during the preceding three months, to any account that we determine is a competing account, are prohibited.

      - Similarly, transfers of assets presently held in any account during the preceding three months, that we determine is a competing account, to the General Account option, are prohibited.

      In addition, we may limit the maximum amount transferred or Surrendered from the General Account option under a Participant Account to 1/6 of such portion of the Participant Account held in the General Account option in any one Participant Contract Year.

      These restrictions apply to all transfers from the General Account Option, including all systematic transfers and Dollar Cost Averaging Programs.

      As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.

      TELEPHONE AND INTERNET TRANSFERS

      Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

      Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

      We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

      Telephone or internet transfer requests may be cancelled via the internet or by calling us before the end of the Valuation Day you made the transfer request.

      We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.



      CYBER SECURITY



      The operation of the Contracts is highly dependent upon the effective operation of our computer systems and those of our business partners. These systems are potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing orders from our website or with the underlying Funds, impact our ability to calculate accumulation unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Contract to lose value. There can be no assurance that we or the underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.


      DOLLAR COST AVERAGING: If, during the Accumulation Period, the portion of your Contract values held under either the General Account option is at least $5,000, or the value of your Accumulation Units held under the Hartford Ultrashort Bond HLS Sub-Account is at least $5,000, you may choose to have a specified dollar amount transferred from either the General Account option or the Hartford Ultrashort Bond HLS Sub-Account, whichever meets the applicable minimum value, to other Sub-Accounts of the Separate Account at semi-monthly, monthly or quarterly intervals ("transfer intervals"). This is known as Dollar Cost Averaging. The main objective of a Dollar Cost Averaging program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to other Sub-Accounts at set intervals, more units are purchased in a Sub-Account if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. A Dollar Cost Averaging program allows investors to take advantage of market fluctuations. However, it is important to understand that Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.

      The minimum amount that may be transferred to any one Sub-Account at a transfer interval is $100. The transfer date will be the semi-monthly, monthly or quarterly anniversary, as applicable, of your first transfer under your initial Dollar Cost Averaging election. The first transfer will commence within five (5) business days after we receive your initial election either on an appropriate election form in good order or by telephone subject to the telephone transfer procedures detailed above. The dollar amount will be allocated to the Sub-Accounts that you specify, in the proportions that you specify on the appropriate election form that we provide or over our recorded telephone line. You may specify a maximum of five (5) Sub-Accounts. If, on any transfer date, either your General Account value or the value of your Accumulation Units under the Hartford Ultrashort Bond HLS Sub-Account, as applicable, is less than the amount you have elected to have transferred, your Dollar Cost Averaging program will end. You may cancel your Dollar Cost Averaging election by sending us a written notice at our Administrative Office or by calling one of our representatives at 1-800-528-9009 and giving us notice on our recorded telephone line.

      Transfers out of the General Account Option may be subject to certain restrictions. For information regarding these restrictions, please refer to "General Account Option Transfers" under the section entitled "The Contracts".


      MAY I REQUEST A LOAN FROM MY PARTICIPANT ACCOUNT?

      During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant's Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, we deduct a loan set-up fee of $25. In addition, while your loan is outstanding, we deduct a $25 annual loan administration fee from your Participant Account on a quarterly basis. We currently waive the annual loan administration fee.

      When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.

      Loans will have a permanent effect on the Participant's Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant's Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.


      HOW DO I KNOW WHAT MY PARTICIPANT ACCOUNT IS WORTH?

      Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.

      There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

      Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an Annuity payout from your Participant Account.

      To determine the current Accumulation Unit value, we take the prior Valuation Day's Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

      The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account is calculated by dividing (a) by (b) and multiplying (c) where:

(a) is the net asset value per share plus applicable distributions per share of each Fund held in the Sub-Account at the end of the current Valuation Day.

(b) is the net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day.

(c) is the daily factor representing the mortality and expense risk charge and any applicable administration charge deducted from the Sub-Account, adjusted for the number of days in the Valuation Period, and any other applicable charge.


      We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at www.massmutual.com/govnp.



      HOW ARE THE UNDERLYING FUND SHARES VALUED?

      The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the underlying Funds' prospectus.

                               DEATH BENEFITS

      DETERMINATION OF THE BENEFICIARY: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant's estate is the Beneficiary.


      DEATH BEFORE THE ANNUITY COMMENCEMENT DATE:

      - DEATH PRIOR TO AGE 65: If the Participant dies before the Annuity Commencement Date or the Participant's attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. The value of a Participant's Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.

      - DEATH ON OR AFTER AGE 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant's 65th birthday, the Beneficiary will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.

      CALCULATION OF THE DEATH BENEFIT -- If the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death. THE DEATH BENEFIT REMAINS INVESTED IN THE SEPARATE ACCOUNT AND/OR GENERAL ACCOUNT OPTION ACCORDING TO YOUR LAST INSTRUCTIONS UNTIL THE PROCEEDS ARE PAID OR WE RECEIVE NEW SETTLEMENT INSTRUCTIONS FROM THE BENEFICIARY(IES). DURING THE TIME PERIOD BETWEEN OUR RECEIPT OF DUE PROOF OF DEATH AND OUR RECEIPT OF THE COMPLETED SETTLEMENT INSTRUCTIONS, THE CALCULATED DEATH BENEFIT WILL BE SUBJECT TO MARKET FLUCTUATIONS.

      If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.

      You may apply the death benefit payment to any one of the Annuity payout options under Separate Account Two (See "Annuity Payout Options") instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant's Account after retirement (See "How are Contributions made to establish my Annuity Account?").

      DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the commuted value.



                            SETTLEMENT PROVISIONS

      IMPORTANT TAX INFORMATION: THERE ARE CERTAIN RESTRICTIONS ON SECTION 403(b) TAX-SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(b) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS
A) ATTAINED AGE 59 1/2, B) SEPARATED FROM SERVICE, C) DIED, D) BECOME DISABLED OR E) EXPERIENCED FINANCIAL HARDSHIP (CASH VALUE INCREASES MAY NOT BE DISTRIBUTED FOR HARDSHIPS PRIOR TO AGE 59 1/2). DISTRIBUTIONS PRIOR TO AGE 59 1/2 DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%. WE WILL NOT ASSUME ANY RESPONSIBILITY FOR DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 CONTRACT VALUES. ANY FULL OR PARTIAL SURRENDER DESCRIBED ABOVE MAY AFFECT THE CONTINUING TAX-QUALIFIED STATUS OF SOME CONTRACTS OR PLANS AND MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CONTRACT OWNER. THE CONTRACT OWNER, THEREFORE, SHOULD CONSULT WITH A TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER. (SEE "APPENDIX TAX -- FEDERAL TAX CONSIDERATIONS")

      After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, you will have the following options:

    1. CONTINUE THE PARTICIPANT'S ACCOUNT UNDER THE CONTRACT. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option. (See "Annuity Payout Options"). At any time in the interim, a Participant may Surrender his or her Participant Account for a lump sum cash settlement in accordance with 3. below.

    2. TO PROVIDE ANNUITY PAYOUTS IMMEDIATELY. The values in a Participant's Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract. (See "Annuity Payout Options").

    3. TO SURRENDER THE PARTICIPANT'S ACCOUNT IN A SINGLE SUM. The amount received will be the value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office, less any applicable Sales Charge, Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after we receive the written request.

    4. TO REQUEST A PARTIAL SURRENDER OF THE PARTICIPANT'S ACCOUNT. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable Sales Charges from the partial Surrender (See "Contract Charges").

    5. TO BEGIN MAKING MONTHLY, QUARTERLY, SEMI-ANNUAL OR ANNUAL WITHDRAWALS WHILE ALLOWING YOUR PARTICIPANT ACCOUNT TO REMAIN IN THE ACCUMULATION PERIOD. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to certain restrictions (See "The Contracts"). For a more complete description of the restrictions and limitations of this Option, see "Systematic Withdrawal Option."


      CAN PAYMENT OF THE SURRENDER VALUE EVER BE POSTPONED BEYOND THE SEVEN-DAY PERIOD?

      Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission;
(b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.


      MAY I SURRENDER ONCE ANNUITY PAYOUTS HAVE STARTED?

      Except with respect to Annuity payout option 5 (on a variable basis), once Annuity payouts have commenced for an Annuitant, no Surrender of the Annuity benefit can be made for the purpose of receiving a partial withdrawal or a lump sum settlement. Any Surrender out of Annuity payout option 5 will be subject to applicable Sales Charges.


      HOW DO I ELECT AN ANNUITY COMMENCEMENT DATE AND ANNUITY PAYOUT OPTION?

      A Participant selects an Annuity Commencement Date (usually between the Participant's 50th birthday and the date on which the Participant attains age 70 1/2 ) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant's 75th birthday, or an earlier date if prescribed by applicable law.

      The Annuity Commencement Date and/or the Annuity payout option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin. Annuity payouts will normally be made on the first business day of each month or another mutually agreed upon business day.


      The Contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, we reserve the right to begin Annuity payouts at age 65 under Option 2 with 120 monthly payments certain. Annuity payouts will depend on the investment allocation of your Participant Account in effect on the Annuity Commencement Date. However, unless required by applicable law, we will not assume responsibility in determining or monitoring any required minimum distributions. (See "Appendix Tax -- Federal Tax Considerations").

      WHAT IS THE MINIMUM AMOUNT THAT I MAY SELECT FOR AN ANNUITY PAYOUT?

      The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20, we have the right to change the frequency of payment to intervals that will result in payments of at least $20.


      HOW ARE CONTRIBUTIONS MADE TO ESTABLISH AN ANNUITY ACCOUNT?

      During the Annuity Period, Contract values are applied to establish Annuitant's Accounts under the Contracts to provide Fixed or Variable Annuity payouts.


      CAN A CONTRACT BE SUSPENDED BY A CONTRACT OWNER?


      A contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a contract. (See "Can a Contract be modified?"). In this context, such modifications would have become effective on or before that anniversary.



      Upon suspension, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant's Accounts under the Contracts prior to such suspension. However, no Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payouts. The suspension of a contract will not preclude a Contract Owner from applying existing Participant's Accounts to the purchase of Fixed or Variable Annuity benefits.


ANNUITY PAYOUT OPTIONS:

      OPTION 1: LIFE ANNUITY where we make monthly Annuity payouts for as long as the Annuitant lives.

- Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

      OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

      OPTION 3: UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:

                                         total amount applied under the option
(a)    =                                   at the Annuity Commencement Date
          ---------------------------------------------------------------------------------------------------
                                  Annuity Unit value at the Annuity Commencement Date

(b)    =   number of Annuity Units represented by each        x        number of monthly Annuity payouts made
                   monthly Annuity payout made

      The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.

      OPTION 4: JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

      OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- Option 5 does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders are subject to the limitations set forth in the Contract and any applicable Sales Charges. (See "Contract Charges").

      UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

      OPTIONS 2 AND 5 ARE AVAILABLE ONLY IF THE GUARANTEED ANNUITY PAYOUT PERIOD IS LESS THAN THE LIFE EXPECTANCY OF THE ANNUITANT, OR THE JOINT LIFE EXPECTANCY OF THE ANNUITANT AND THEIR JOINT ANNUITANT AT THE TIME THE OPTION BECOMES EFFECTIVE. SUCH LIFE EXPECTANCY SHALL BE COMPUTED ON THE BASIS OF THE MORTALITY TABLE PRESCRIBED BY THE IRS OR, IF NONE IS PRESCRIBED, THE MORTALITY TABLE THEN IN USE BY US.

      WE MAY OFFER OTHER ANNUITY PAYOUT OPTIONS FROM TIME TO TIME.


SYSTEMATIC WITHDRAWAL OPTION

      If permitted by IRS regulations and the terms of the Employer's plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option ("SWO"). Payments are limited to 18.0% of the Participant's Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59 1/2, an IRS tax penalty may apply. Any Sales Charge otherwise applicable is waived on SWO payments.

      Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semi-annually or annually) and the duration of payments (either a fixed number of payments or until the Participant's Account is depleted). The duration of payments may not extend beyond the Participant's life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant's Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.

      A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the contingent deferred sales charge that was previously waived, if any, will be deducted from the Participant's Account upon withdrawal. Unless you direct otherwise, SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant's Account is allocated.

      We are not responsible for determining a withdrawal amount that satisfies the minimum distribution requirements under the Code. Participants may be required to change their SWO payment amount to comply with the minimum distribution requirements. Participants should consult a tax adviser to determine whether the amount of their SWO payments meets IRS minimum distribution requirements. For a discussion of the minimum distribution requirements applicable to Participants over age 70 1/2 see, "Appendix Tax -- Federal Tax Considerations."

      The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants' other rights under the Contracts.


      HOW ARE VARIABLE ANNUITY PAYOUTS DETERMINED?

      The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see "How do I know what my Participant Account is worth?") for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.

      The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

      The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.

      Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.

      The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payouts is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

      The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.

      Here is an example of how a Variable Annuity is determined:


                      ILLUSTRATION OF ANNUITY PAYOUTS:
           (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

A.    Net amount applied.............................................................................    $ 139,782.50
B.    Initial monthly income per $1,000 of payment applied...........................................            6.13
C.    Initial monthly payment (A x B / 1,000)........................................................    $     856.87
D.    Annuity Unit Value.............................................................................           3.125
E.    Number of monthly annuity units (C / D)........................................................         274.198
F.    Assume annuity unit value for second month equal to............................................           2.897
G.    Second monthly payment (F x E).................................................................    $     794.35
H.    Assume annuity unit value for third month equal to.............................................           3.415
I.    Third month payment (H x E)....................................................................    $     936.39

      The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.



                              MORE INFORMATION


      CAN A CONTRACT BE MODIFIED?

      Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.


      On or after the fifth anniversary of any contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the contingent deferred sales charges which are applicable at the time a Participant's Account is established under a contract, will continue to be applicable.


      We may modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.

      CAN HARTFORD WAIVE ANY RIGHTS UNDER A CONTRACT?

      We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.


      HOW CONTRACTS ARE SOLD -- Effective January 1, 2013, we have entered into a distribution agreement with MML Distributors, LLC ("MMLD") under which MMLD serves as the principal underwriter for the Contracts. MMLD is a subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual"), the administrator of the Contracts. MMLD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). The principal business address of MMLD is 100 Bright Meadow Blvd., Enfield, CT 06082.


      MMLD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. The Contracts are sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").

      We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

      Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments made to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

      Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.


COMMISSIONS

      Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. MMLD pays different commissions based on the Contract variation that you buy.

      Commission arrangements vary from one Financial Intermediary to another. We and MMLD are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

      Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and MMLD and its affiliates based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.


ADDITIONAL PAYMENTS

      Subject to FINRA and Financial Intermediary rules, MMLD and its affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with us) to encourage the sale of this Contract and other contracts that we issue to retirement programs that we or our affiliates offer ("Additional Payments"). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

      Additional Payments may be used for various purposes, and may take various forms, such as:

      - Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.

      - Payments for inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.

      - Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.

      - Payment and support to underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.

      - Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.

      - "Due diligence" payments for a Financial Intermediary's examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.

      - Occasional meals and entertainment, tickets to sporting events and other gifts.


      As of December 31, 2014, MMLD and its affiliates had contractual arrangements to make Additional Payments to the following Financial Intermediaries for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs:


      Alliant Insurance Services, Inc., Ameriprise Financial Services, Inc., CBIZ Financial Solutions, Inc., Commonwealth Financial Network, LPL Financial, LLC, Merrill Lynch, Pierce, Fenner & Smith Inc., Morgan Stanley Smith Barney, National Retirement Partners, NFP Securities, Inc., Plexus Financial Services, Inc., Qualified Plans, LLC, Woodbury Financial Services, Inc., 401(k) Advisors, Inc., and 401K Exchange, Inc.

      Inclusion on this list does not imply that these arrangements necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Financial Intermediary is or should be included in any such listing.


      For the fiscal year ended December 31, 2014, Additional Payments for the Contracts and other group annuity contracts and funding agreements issued in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer, did not in the aggregate exceed approximately $2.5 million.



      WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNT'S ASSETS?

      Hartford is the custodian of the Separate Account's assets.


      ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE
ACCOUNT?

      There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.


      HOW MAY I GET ADDITIONAL INFORMATION?

      Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:

      MassMutual Retirement Services
      P.O. Box 1583
      Hartford, CT 06144-1583


      You can also send inquiries to us electronically via the internet through our website at www.massmutual.com/govnp.

      You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this Prospectus and mail the form to us at the address indicated on the form.

                              TABLE OF CONTENTS
                                     FOR
                     STATEMENT OF ADDITIONAL INFORMATION

SECTION                                                                                                            PAGE
-------------------------------------------------------------------------------------------------------------      -----
GENERAL INFORMATION..........................................................................................          2
   Safekeeping of Assets.....................................................................................          2
   Experts...................................................................................................          2
   Non-Participating.........................................................................................          2
   Misstatement of Age or Sex................................................................................          2
   Principal Underwriter.....................................................................................          2
   Additional Payments.......................................................................................          2
PERFORMANCE RELATED INFORMATION..............................................................................          2
   Total Return for all Sub-Accounts.........................................................................          3
   Yield for Sub-Accounts....................................................................................          3
   Money Market Sub-Accounts.................................................................................          3
   Additional Materials......................................................................................          4
   Performance Comparisons...................................................................................          4
FINANCIAL STATEMENTS.........................................................................................       SA-1

                 APPENDIX TAX -- FEDERAL TAX CONSIDERATIONS


      WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE
CONTRACTS?

A. GENERAL

      The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.

      This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

      THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

      The U.S. Supreme Court overturned Section 3 of the federal Defense of Marriage Act ("DOMA") under which same-sex marriages were not recognized for purposes of federal law, including federal tax law. In addition, the U.S. Treasury Department and the U.S. Internal Revenue Service issued guidance in Revenue Ruling 2013-17 holding that, as of September 16, 2013 (and, in certain circumstances, retroactively), same-sex couples who are married in a jurisdiction that recognizes same-sex marriages will be recognized as married for federal tax purposes, regardless of whether the jurisdiction in which the couple resides would recognize the marriage. As a result, the favorable income deferral options (and certain other advantages) afforded to a spouse by federal tax law are now available to same-sex married spouses. Revenue Ruling 2013-17 also held that, for federal tax purposes, the term "spouse" does not include an individual who has entered into a registered domestic partnership, civil union, or other similar relationship that is not denominated as a marriage under the laws of that jurisdiction. Further guidance from governmental authorities is expected to address the implications of the U.S. Supreme Court's decision. You should consult a tax and/or legal advisor for more information on this subject if it applies to you.

      The federal, as well as state and local, tax laws and regulations require us to report certain transactions with respect to the Contract (such as an exchange of or a distribution from the Contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by us against your own records, and in consultation with your own tax advisor, and should notify us if you find any discrepancies in case corrections have to be made.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

      The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See "How do I know what my Participant Account is worth?"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

      Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company

                                  APP TAX-1
assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

C. DIVERSIFICATION OF THE SEPARATE ACCOUNT

      For certain types of Contracts, the Internal Revenue Code ("Code") requires that investments supporting these Contracts be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

      The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

      - no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

      - no more than 70% is represented by any two investments,

      - no more than 80% is represented by any three investments and

      - no more than 90% is represented by any four investments.

      In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

      A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

D. TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

      In order for certain variable annuity contracts to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts.

      Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

      Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.



                                  APP TAX-2

E. NON-NATURAL PERSONS AS OWNERS

      Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under
Section 72(u). However, Section 72(u) does not apply to:

      - A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

      - A contract acquired by the estate of a decedent by reason of such decedent's death,

      - Certain contracts acquired with respect to tax-qualified retirement arrangements,

      - Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

      - A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

      A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

      Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

      The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. GENERATION SKIPPING TRANSFER TAX

      Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

H. TAX-QUALIFIED RETIREMENT PLANS

      This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

      The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income

                                  APP TAX-3
regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

      The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.

      The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

      We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

      In addition to "traditional" IRAs governed by Code Sections 408(a) and
(b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code
Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

      a.  TRADITIONAL IRAS


      Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies (or the distribution qualifies for one of the other exceptions to the penalty on early distributions), as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.



      You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.




                                  APP TAX-4

      b.  SEP IRAS

      Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

      c.  SIMPLE IRAS

      The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

      A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

      If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

      d.  ROTH IRAS


      Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.


2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

      Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject

                                  APP TAX-5
to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. There are annual limits on contributions to 401(a) defined contribution plans generally, and to 401(k) plans specifically. Salary reduction contributions to a 401(k) option cannot exceed the lesser of a dollar limit ($18,000 in 2015) or 100% of the employee's "includible compensation." For participants over age 50, a special additional catch-up provision may be available ($6,000 in 2015). In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.


      In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")


      Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit ($18,000 in 2015) or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on the annual elective deferrals a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased ($6,000 in 2015). A TSA participant should contact the Plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.


      A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

        a.   after the employee reaches age 59 1/2;

        b.   upon the employee's separation from service;

        c.   upon the employee's death or disability;

        d. in the case of hardship as defined in applicable regulations (and in the case of hardship, any income attributable to such contributions may not be distributed); or

        e. as a qualified reservist distribution upon certain calls to active duty.

      An employer sponsoring a TSA may impose additional restrictions on your TSA through its Plan document.

      Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA.

      Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange),

                                  APP TAX-6

(3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")


      Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, ($18,000 for 2015). The Plan may provide for additional "catch-up" contributions. One catch-up contribution allows participants over age 50 to make additional contributions each year ($6,000 in 2015); while another permits 457(b) pre-retirement contributions in the three prior years to, but not including, the year the participant reaches normal retirement age. A participant cannot use both catch-up provisions concurrently. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).


      Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts, certain other insurance contracts, and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

      Except under certain circumstances in the case of Roth IRAs or Roth accounts in a Qualified Plan, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, Code Section 72 provides the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract".

      For non-periodic amounts from certain Qualified Contracts or Plans, Code
Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

      In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.



                                  APP TAX-7

6. PENALTY TAXES FOR QUALIFIED PLANS

      Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

      a.  PENALTY TAXES ON PREMATURE DISTRIBUTIONS

      Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

        (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

        (ii) attributable to the employee's becoming disabled under Code
             Section 72(m)(7);

        (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than
              IRAs) such a series must begin after the employee separates from service;

        (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

        (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

        (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

        (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

      In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

        (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

        (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

        (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

      If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

      For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

      b.  RMDS AND 50% PENALTY TAX

      If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

      An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

        (i)  the calendar year in which the individual attains age 70 1/2, or

        (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.



                                  APP TAX-8

      The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

        (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

        (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

      If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

      If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

      The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

      The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of Annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

      In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed. There is a recent exception to the RMD rules for certain lifetime income annuity benefits (Qualified Longevity Annuity Contracts, or "QLAC"), provided by Revenue Ruling 2012-3 and proposed Treasury regulations.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

      Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. The federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies are different for periodic and non-periodic distributions. Special rules apply when the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

      Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

      Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

      The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plans (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

      For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and if other applicable conditions are met. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.



                                  APP TAX-9

      By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the amount that is not rolled over remains subject to normal income tax plus any applicable penalty.

      Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

       a.   an RMD amount;

       b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

       c.   any distribution made upon hardship of the employee.

      Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

      Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

      Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.



                                 APP TAX-10

                   APPENDIX I -- ACCUMULATION UNIT VALUES

        (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

      THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNT INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH IS INCORPORATED BY REFERENCE TO THIS PROSPECTUS.

        MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE OF 1.25%
            (AS A PERCENTAGE OF AVERAGE DAILY SUB-ACCOUNT VALUE)


                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011      2010
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP CAPITAL APPRECIATION FUND
Accumulation unit value at beginning of period...........  $  2.955   $  2.286  $  1.995   $  2.228  $   1.719
Accumulation unit value at end of period.................  $  3.255   $  2.955  $  2.286   $  1.995  $   2.228
Number of accumulation units outstanding at end of period
   (in thousands)........................................       170      1,180     1,370      1,622        302
CALVERT VP SRI BALANCED PORTFOLIO
Accumulation unit value at beginning of period...........  $  4.067   $  3.490  $  3.198   $  3.097  $   2.797
Accumulation unit value at end of period.................  $  4.402   $  4.067  $  3.490   $  3.198  $   3.097
Number of accumulation units outstanding at end of period
   (in thousands)........................................        61         63        64         77        114
FIDELITY(R) VIP ASSET MANAGER PORTFOLIO
Accumulation unit value at beginning of period...........  $  2.760   $  2.416  $  2.174   $  2.260  $   2.002
Accumulation unit value at end of period.................  $  2.885   $  2.760  $  2.416   $  2.174  $   2.260
Number of accumulation units outstanding at end of period
   (in thousands)........................................        62         62        62         77        146
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
Accumulation unit value at beginning of period...........  $  4.920   $  3.795  $  3.301   $  3.429  $   2.962
Accumulation unit value at end of period.................  $  5.440   $  4.920  $  3.795   $  3.301  $   3.429
Number of accumulation units outstanding at end of period
   (in thousands)........................................       243        253       270        378        512
FIDELITY(R) VIP GROWTH PORTFOLIO
Accumulation unit value at beginning of period...........  $  3.098   $  2.301  $  2.031   $  2.053  $   1.674
Accumulation unit value at end of period.................  $  3.405   $  3.098  $  2.301   $  2.031  $   2.053
Number of accumulation units outstanding at end of period
   (in thousands)........................................       169        218       248        278        394

                                                                     YEAR ENDING DECEMBER 31,
                                                           --------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP CAPITAL APPRECIATION FUND
Accumulation unit value at beginning of period...........  $  1.242  $   2.339  $  1.686  $   1.409  $  1.167
Accumulation unit value at end of period.................  $  1.719  $   1.242  $  2.339  $   1.686  $  1.409
Number of accumulation units outstanding at end of period
   (in thousands)........................................       318      2,816     3,121          -     2,977
CALVERT VP SRI BALANCED PORTFOLIO
Accumulation unit value at beginning of period...........  $  2.267  $   3.339  $  3.443  $   3.156  $  2.936
Accumulation unit value at end of period.................  $  2.797  $   2.267  $  3.339  $   3.443  $  3.156
Number of accumulation units outstanding at end of period
   (in thousands)........................................       134        718       803         23     1,088
FIDELITY(R) VIP ASSET MANAGER PORTFOLIO
Accumulation unit value at beginning of period...........  $  1.577  $   2.240  $  1.956  $   1.854  $  1.805
Accumulation unit value at end of period.................  $  2.002  $   1.577  $  2.240  $   1.956  $  1.854
Number of accumulation units outstanding at end of period
   (in thousands)........................................       165      1,628     1,750      1,840     2,425
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
Accumulation unit value at beginning of period...........  $  2.214  $   3.900  $  3.352  $   3.052  $  2.643
Accumulation unit value at end of period.................  $  2.962  $   2.214  $  3.900  $   3.352  $  3.052
Number of accumulation units outstanding at end of period
   (in thousands)........................................       525      5,865     6,485      6,860     8,248
FIDELITY(R) VIP GROWTH PORTFOLIO
Accumulation unit value at beginning of period...........  $  1.326  $   2.542  $  2.020  $   1.927  $  1.844
Accumulation unit value at end of period.................  $  1.674  $   1.326  $  2.542  $   2.020  $  1.927
Number of accumulation units outstanding at end of period
   (in thousands)........................................       465      5,427     6,035      6,327     8,357



                                   APP I-1

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011      2010
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO
Accumulation unit value at beginning of period...........  $  2.394   $  1.859  $  1.559   $  1.905  $   1.706
Accumulation unit value at end of period.................  $  2.174   $  2.394  $  1.859   $  1.559  $   1.905
Number of accumulation units outstanding at end of period
   (in thousands)........................................       103        119       122        148        213
HARTFORD BALANCED HLS FUND
Accumulation unit value at beginning of period...........  $ 10.258   $  8.571  $  7.747   $  7.701  $   6.954
Accumulation unit value at end of period.................  $ 11.121   $ 10.258  $  8.571   $  7.747  $   7.701
Number of accumulation units outstanding at end of period
   (in thousands)........................................       166        180       231        272        380
HARTFORD CAPITAL APPRECIATION HLS FUND
Accumulation unit value at beginning of period...........  $ 31.341   $ 22.818  $ 19.525   $ 22.316  $  19.396
Accumulation unit value at end of period.................  $ 33.213   $ 31.341  $ 22.818   $ 19.525  $  22.316
Number of accumulation units outstanding at end of period
   (in thousands)........................................       134        161       193        241        319
HARTFORD DIVIDEND AND GROWTH HLS FUND
Accumulation unit value at beginning of period...........  $  5.050   $  3.876  $  3.455   $  3.453  $   3.088
Accumulation unit value at end of period.................  $  5.633   $  5.050  $  3.876   $  3.455  $   3.453
Number of accumulation units outstanding at end of period
   (in thousands)........................................       260        495       475        613        853
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
Accumulation unit value at beginning of period...........  $  3.335   $  2.778  $  2.340   $  2.755  $   2.436
Accumulation unit value at end of period.................  $  3.166   $  3.335  $  2.778   $  2.340  $   2.755
Number of accumulation units outstanding at end of period
   (in thousands)........................................       223        240       253        334        429
HARTFORD STOCK HLS FUND
Accumulation unit value at beginning of period...........  $ 28.056   $ 21.482  $ 19.016   $ 19.469  $  17.172
Accumulation unit value at end of period.................  $ 30.840   $ 28.056  $ 21.482   $ 19.016  $  19.469
Number of accumulation units outstanding at end of period
   (in thousands)........................................       121        149       157        180        245
HARTFORD TOTAL RETURN BOND HLS FUND
Accumulation unit value at beginning of period...........  $  8.797   $  9.031  $  8.504   $  8.048  $   7.580
Accumulation unit value at end of period.................  $  9.200   $  8.797  $  9.031   $  8.504  $   8.048
Number of accumulation units outstanding at end of period
   (in thousands)........................................       176        190       186        193        227

                                                                     YEAR ENDING DECEMBER 31,
                                                           --------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO
Accumulation unit value at beginning of period...........  $  1.370  $   2.469  $  2.123  $   1.833  $  1.557
Accumulation unit value at end of period.................  $  1.706  $   1.370  $  2.469  $   2.123  $  1.833
Number of accumulation units outstanding at end of period
   (in thousands)........................................       233      2,352     2,701      2,690     2,943
HARTFORD BALANCED HLS FUND
Accumulation unit value at beginning of period...........  $  5.549  $   8.209  $  7.779  $   7.090  $  6.690
Accumulation unit value at end of period.................  $  6.954  $   5.549  $  8.209  $   7.779  $  7.090
Number of accumulation units outstanding at end of period
   (in thousands)........................................       408      3,582     4,124      4,326     5,812
HARTFORD CAPITAL APPRECIATION HLS FUND
Accumulation unit value at beginning of period...........  $ 13.992  $  25.990  $ 22.511  $  19.423  $ 16.962
Accumulation unit value at end of period.................  $ 19.396  $  13.992  $ 25.990  $  22.511  $ 19.423
Number of accumulation units outstanding at end of period
   (in thousands)........................................       381      4,765     5,343      5,640     6,931
HARTFORD DIVIDEND AND GROWTH HLS FUND
Accumulation unit value at beginning of period...........  $  2.514  $   3.767  $  3.543  $   2.963  $  2.831
Accumulation unit value at end of period.................  $  3.088  $   2.514  $  3.767  $   3.543  $  2.963
Number of accumulation units outstanding at end of period
   (in thousands)........................................       771      5,679     6,232      1,514     7,707
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
Accumulation unit value at beginning of period...........  $  1.920  $   3.362  $  2.679  $   2.154  $  1.898
Accumulation unit value at end of period.................  $  2.436  $   1.920  $  3.362  $   2.679  $  2.154
Number of accumulation units outstanding at end of period
   (in thousands)........................................       529      4,013     4,518      3,856     4,623
HARTFORD STOCK HLS FUND
Accumulation unit value at beginning of period...........  $ 11.548  $  20.540  $ 20.561  $  18.169  $ 15.973
Accumulation unit value at end of period.................  $ 17.172  $  11.548  $ 20.540  $  20.561  $ 18.169
Number of accumulation units outstanding at end of period
   (in thousands)........................................       283      3,360     3,867      2,203     3,169
HARTFORD TOTAL RETURN BOND HLS FUND
Accumulation unit value at beginning of period...........  $  6.820  $   7.460  $  7.171  $   6.902  $  6.845
Accumulation unit value at end of period.................  $  7.580  $   6.820  $  7.460  $   7.171  $  6.902
Number of accumulation units outstanding at end of period
   (in thousands)........................................       255      1,574     1,763      1,362     1,922


                                   APP I-2

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011      2010
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
Accumulation unit value at beginning of period...........  $ 10.671   $ 10.990  $ 10.732   $ 10.362  $  10.108
Accumulation unit value at end of period.................  $ 10.835   $ 10.671  $ 10.990   $ 10.732  $  10.362
Number of accumulation units outstanding at end of period
   (in thousands)........................................         4         29        31         36         41
HARTFORD ULTRASHORT BOND HLS FUND
Accumulation unit value at beginning of period...........  $  3.366   $  3.408  $  3.451   $  3.495  $   3.539
Accumulation unit value at end of period.................  $  3.328   $  3.366  $  3.408   $  3.451  $   3.495
Number of accumulation units outstanding at end of period
   (in thousands)........................................        49         49        56        138        165
HIMCO VIT INDEX FUND
Accumulation unit value at beginning of period...........  $ 10.090   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $ 10.926   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................       116          -         -          -          -

                                                                       YEAR ENDING DECEMBER 31,
                                                           -----------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
Accumulation unit value at beginning of period...........  $  9.901  $  10.030  $      -  $       -  $      -
Accumulation unit value at end of period.................  $ 10.108  $   9.901  $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        15        192         -          -         -
HARTFORD ULTRASHORT BOND HLS FUND
Accumulation unit value at beginning of period...........  $  3.670  $   3.628  $  3.492  $   3.366  $  3.307
Accumulation unit value at end of period.................  $  3.539  $   3.670  $  3.628  $   3.492  $  3.366
Number of accumulation units outstanding at end of period
   (in thousands)........................................       201      1,472     1,282      1,011     1,194
HIMCO VIT INDEX FUND
Accumulation unit value at beginning of period...........  $      -  $       -  $      -  $       -  $      -(a)
Accumulation unit value at end of period.................  $      -  $       -  $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -         -



(a) Hartford Index HLS Fund merged into HIMCO VIT Index Fund effective October 20, 2014.




                                   APP I-3

This form must be completed for all tax-sheltered annuities.

                   SECTION 403(b)(11) ACKNOWLEDGMENT FORM


      The Hartford Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

            a.   attained age 59 1/2

            b.   severance from employment

            c.   died, or

            d.   become disabled.

Distributions of post December 31, 1988 Contributions (excluding any income thereon) may also be made if you have experienced a financial hardship. Also there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service. Also, please be aware that your 403(b) plan may also offer other financial alternatives other than the Hartford variable annuity. Please refer to your Plan.

Please complete the following and return to:

      MassMutual Retirement Services
      P.O. Box 1583
      Hartford, CT 06144-1583


Name of Contractholder/Participant
                                         ---------------------------------------


Address
          ----------------------------------------------------------------------


City or Plan/School District
                               -------------------------------------------------


Date
       -------------------------------------------------------------------------

      To obtain a Statement of Additional Information, complete the form below and mail to:

      MassMutual Retirement Services
      P.O. Box 1583
      Hartford, CT 06144-1583


      Please send a Statement of Additional Information for Separate Account Two (Form HV-2025-23) to me at the following address:





  ----------------------------------------------------------------------
                                    Name



  ----------------------------------------------------------------------
                                   Address



  ----------------------------------------------------------------------
     City/State                                                Zip Code

                                     PART B

                     STATEMENT OF ADDITIONAL INFORMATION
                       HARTFORD LIFE INSURANCE COMPANY

                        SEPARATE ACCOUNT TWO (DC-II)

             TAX SHELTERED ANNUITY/INDIVIDUAL RETIREMENT ANNUITY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to Hartford Life Insurance Company Attn: MassMutual Retirement Services, P.O. Box 1583, Hartford, CT 06144-1583.


Date of Prospectus: May 1, 2015
Date of Statement of Additional Information: May 1, 2015


TABLE OF CONTENTS

GENERAL INFORMATION                                                                                                   2
-----------------------------------------------------------------------------------------------------------------------
      Safekeeping of Assets                                                                                           2
-----------------------------------------------------------------------------------------------------------------------
      Experts                                                                                                         2
-----------------------------------------------------------------------------------------------------------------------
      Non-Participating                                                                                               2
-----------------------------------------------------------------------------------------------------------------------
      Misstatement of Age or Sex                                                                                      2
-----------------------------------------------------------------------------------------------------------------------
      Principal Underwriter                                                                                           2
-----------------------------------------------------------------------------------------------------------------------
      Additional Payments                                                                                             2
-----------------------------------------------------------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                                                                       2
-----------------------------------------------------------------------------------------------------------------------
      Total Return for all Sub-Accounts                                                                               3
-----------------------------------------------------------------------------------------------------------------------
      Yield for Sub-Accounts                                                                                          3
-----------------------------------------------------------------------------------------------------------------------
      Money Market Sub-Accounts                                                                                       3
-----------------------------------------------------------------------------------------------------------------------
      Additional Materials                                                                                            4
-----------------------------------------------------------------------------------------------------------------------
      Performance Comparisons                                                                                         4
-----------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                                                                                               SA-1
-----------------------------------------------------------------------------------------------------------------------

2


                         HARTFORD LIFE INSURANCE COMPANY


------------------------------------------------------------------

                             GENERAL INFORMATION


SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.



EXPERTS



The consolidated financial statements of Hartford Life Insurance Company as of December 31, 2014 and 2013, and for each of the three years in the period ended December 31, 2014 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Two as of December 31, 2014, and the related statements of operations for the periods then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.



NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.


MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity payout or payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity payout with the amount we underpaid and credit interest.


PRINCIPAL UNDERWRITER


Effective January 31, 2013, we have entered into a distribution agreement with MML Distributors, LLC ("MMLD") under which MMLD serves as Principal Underwriter for the Contracts, which are offered on a continuous basis. MMLD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). MMLD is an affiliate of Massachusetts Mutual Life Insurance Company ("MassMutual"), the administrator of the Contracts. The principal business address of MMLD is 100 Bright Meadow Blvd., Enfield, CT 06082.



MMLD may, by written notice to us, require that we pay MMLD, underwriting commissions for its services. Currently, we do not pay MMLD underwriting commissions for the Contracts offered through the Separate Account. For 2014 and 2013, the aggregate dollar amount of underwriting commissions paid to MMLD in its role as principal underwriter was $0.



Prior to January 1, 2013, we paid Hartford Securities Distribution Company, Inc. ("HSD") underwriting commission for its role as principal underwriter of all Contracts offered through the Separate Account. For 2012, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter was $4,515,067.



ADDITIONAL PAYMENTS


As of December 31, 2014, MMLD (or its affiliates) paid Additional Payments to the Financial Intermediaries listed in the Prospectus pursuant to contractual arrangements to make Additional Payments.



                       PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

HARTFORD LIFE INSURANCE COMPANY


3


------------------------------------------------------------------

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred sales charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T)^(n) = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.


YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit value on the last day of the period.

The formula Hartford uses to calculate yield is: YIELD = 2[(a - b/cd + 1)^(6) - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.


MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

          EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)^(365/7)] - 1.

4


                         HARTFORD LIFE INSURANCE COMPANY


------------------------------------------------------------------

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.


PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


  TO THE CONTRACT OWNERS OF
  HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT TWO AND THE
  BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1, which comprise the Hartford Life Insurance Company Separate Account Two (the "Account") as of December 31, 2014, and the related statements of operations for the periods then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2014, by correspondence with the fund managers; when replies were not received from fund managers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts disclosed in Note 1 constituting the Hartford Life Insurance Company Separate Account Two as of December 31, 2014, the results of their operations for the period then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP
Hartford, CT
April 20, 2015



--------------------------------------------------------------------------------
                                    SA-1

SEPARATE ACCOUNT TWO


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES
  DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                             AMERICAN
                                           CENTURY(R) VP     ALLIANCEBERNSTEIN
                                              CAPITAL        VPS INTERNATIONAL   INVESCO V.I. CORE   INVESCO V.I. HIGH
                                         APPRECIATION FUND    VALUE PORTFOLIO       EQUITY FUND         YIELD FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................             268,281              17,725              83,484             349,373
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        3,262,523  $          345,637  $        2,172,262  $        2,438,345
                                        ==================  ==================  ==================  ==================
     Market value.....................  $        4,217,379  $          237,686  $        3,423,688  $        1,932,035
   Due from Sponsor Company...........                  --                  --                  --                  --
   Receivable from fund shares sold...               2,655              45,921                 204                  79
   Other assets.......................                  --                  --                   1                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           4,220,034             283,607           3,423,893           1,932,116
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor Company.............               2,665              45,921                 204                  79
   Payable for fund shares purchased..                  --                  --                  --                  --
   Other liabilities..................                  --                  --                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................               2,665              45,921                 204                  79
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        4,217,369  $          237,686  $        3,423,689  $        1,932,037
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......           1,281,577              30,574           2,181,150           1,191,850
   Minimum unit fair value #*.........  $         3.155972  $         7.774031  $         1.316223  $         1.434463
   Maximum unit fair value #*.........  $        31.246588  $         7.774031  $         1.573665  $         1.898192
   Contract liability.................  $        4,212,437  $          237,686  $        3,357,562  $        1,917,777

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......               1,563                  --              42,021               8,850
   Minimum unit fair value #*.........  $         3.155470                  --  $         1.573665  $         1.587906
   Maximum unit fair value #*.........  $         3.155470                  --  $         1.573665  $         1.616216
   Contract liability.................  $            4,932                  --  $           66,127  $           14,260


                                                             ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN
                                        INVESCO V.I. MONEY    VPS GROWTH AND     VPS INTERMEDIATE     AMERICAN FUNDS
                                            MARKET FUND      INCOME PORTFOLIO     BOND PORTFOLIO        GROWTH FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................          18,978,584              61,421             253,358               3,479
                                        ==================  ==================  ==================  ==================
     Cost.............................  $       18,978,584  $        1,644,971  $        2,864,104  $          220,882
                                        ==================  ==================  ==================  ==================
     Market value.....................  $       18,978,584  $        1,824,815  $        2,852,812  $          277,793
   Due from Sponsor Company...........             145,155                  --                  --                  --
   Receivable from fund shares sold...                  --                  69                 504                  --
   Other assets.......................                   4                  --                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................          19,123,743           1,824,884           2,853,317             277,793
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor Company.............                  --                  69                 504                  --
   Payable for fund shares purchased..             145,155                  --                  --                  --
   Other liabilities..................                  --                  --                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................             145,155                  69                 504                  --
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $       18,978,588  $        1,824,815  $        2,852,813  $          277,793
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......           1,939,827             926,370             200,864              17,654
   Minimum unit fair value #*.........  $         9.613679  $         1.614391  $        12.311035  $        15.735065
   Maximum unit fair value #*.........  $         9.963556  $         2.016477  $        13.042600  $        15.735065
   Contract liability.................  $       18,967,537  $        1,781,914  $        2,587,074  $          277,793

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......               1,130              21,525              20,493                  --
   Minimum unit fair value #*.........  $         9.783208  $         1.993114  $        12.954331                  --
   Maximum unit fair value #*.........  $         9.783208  $         1.993114  $        13.042600                  --
   Contract liability.................  $           11,051  $           42,901  $          265,739                  --

                                         STERLING CAPITAL
                                           EQUITY INCOME     STERLING CAPITAL
                                             VARIABLE             SPECIAL
                                          INSURANCE FUND     OPPORTUNITIES VIF
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................           1,062,780              403,654
                                        ==================  ===================
     Cost.............................  $       12,099,770  $         5,906,240
                                        ==================  ===================
     Market value.....................  $       11,382,373  $         7,709,784
   Due from Sponsor Company...........                  --                   --
   Receivable from fund shares sold...                 949                  300
   Other assets.......................                   1                   --
                                        ------------------  -------------------
   Total assets.......................          11,383,323            7,710,084
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor Company.............                 949                  300
   Payable for fund shares purchased..                  --                   --
   Other liabilities..................                  --                    2
                                        ------------------  -------------------
   Total liabilities..................                 949                  302
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $       11,382,374  $         7,709,782
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......           6,629,035            2,711,982
   Minimum unit fair value #*.........  $         1.520016  $          2.606695
   Maximum unit fair value #*.........  $         1.763828  $         24.908276
   Contract liability.................  $       11,289,083  $         7,688,500

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......              53,422                7,318
   Minimum unit fair value #*.........  $         1.743341  $          2.908287
   Maximum unit fair value #*.........  $         1.763828  $          2.908287
   Contract liability.................  $           93,291  $            21,282

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-2

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-3

SEPARATE ACCOUNT TWO


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                 COLUMBIA VARIABLE      WELLS FARGO
                                         STERLING CAPITAL                       PORTFOLIO -- SMALL     ADVANTAGE VT
                                           TOTAL RETURN       CALVERT VP SRI          COMPANY              OMEGA
                                             BOND VIF       BALANCED PORTFOLIO      GROWTH FUND         GROWTH FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................             217,185             700,432             236,624             104,020
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        2,227,142  $        1,189,784  $        3,257,062  $        2,433,348
                                        ==================  ==================  ==================  ==================
     Market value.....................  $        2,139,272  $        1,436,586  $        4,032,080  $        2,867,379
   Due from Sponsor Company...........                  --                  --                  --                  --
   Receivable from fund shares sold...                  94                   2                 272                 120
   Other assets.......................                  23                   1                   2                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           2,139,389           1,436,589           4,032,354           2,867,499
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor Company.............                  94                  12                 272                 120
   Payable for fund shares purchased..                  --                  --                  --                  --
   Other liabilities..................                  --                  --                  --                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  94                  12                 272                 121
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        2,139,295  $        1,436,577  $        4,032,082  $        2,867,378
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......           1,531,463             304,843           2,367,378           1,845,117
   Minimum unit fair value #*.........  $         1.289833  $         4.402432  $         1.513123  $         1.240558
   Maximum unit fair value #*.........  $         1.439089  $        13.156054  $        20.910325  $        26.570766
   Contract liability.................  $        2,099,699  $        1,357,578  $        4,011,504  $        2,857,643

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......              27,514              17,944              11,852               6,430
   Minimum unit fair value #*.........  $         1.439089  $         4.402530  $         1.730705  $         1.377356
   Maximum unit fair value #*.........  $         1.439089  $         4.402530  $         1.771897  $         1.809019
   Contract liability.................  $           39,596  $           78,999  $           20,578  $            9,735


                                          FIDELITY(R) VIP                         FIDELITY(R) VIP
                                           ASSET MANAGER      FIDELITY(R) VIP       CONTRAFUND        FIDELITY(R) VIP
                                             PORTFOLIO       GROWTH PORTFOLIO        PORTFOLIO      OVERSEAS PORTFOLIO
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              92,116             108,464             313,119              75,744
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        1,422,032  $        3,587,209  $        5,538,029  $        1,336,346
                                        ==================  ==================  ==================  ==================
     Market value.....................  $        1,579,796  $        6,885,304  $       11,698,141  $        1,416,407
   Due from Sponsor Company...........                  --                  --                  --                  --
   Receivable from fund shares sold...                  --               2,122               6,010                   1
   Other assets.......................                   1                  --                   3                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           1,579,797           6,887,426          11,704,154           1,416,409
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor Company.............                  12               2,135               6,024                  19
   Payable for fund shares purchased..                  --                  --                  --                  --
   Other liabilities..................                  --                   2                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  12               2,137               6,024                  19
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        1,579,785  $        6,885,289  $       11,698,130  $        1,416,390
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             536,202           1,983,516           2,084,970             629,339
   Minimum unit fair value #*.........  $         2.884931  $         3.405095  $         5.439543  $         2.173511
   Maximum unit fair value #*.........  $        17.530736  $        20.474630  $        24.656987  $        16.185412
   Contract liability.................  $        1,579,785  $        6,880,230  $       11,697,599  $        1,416,390

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --               1,486                  98                  --
   Minimum unit fair value #*.........                  --  $         3.404441  $         5.418367                  --
   Maximum unit fair value #*.........                  --  $         3.404441  $         5.418367                  --
   Contract liability.................                  --  $            5,059  $              531                  --


                                          FIDELITY(R) VIP     FIDELITY(R) VIP
                                           FREEDOM 2020        FREEDOM 2030
                                             PORTFOLIO           PORTFOLIO
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              37,881                6,266
                                        ==================  ===================
     Cost.............................  $          442,461  $            75,485
                                        ==================  ===================
     Market value.....................  $          481,088  $            81,147
   Due from Sponsor Company...........                  --                   --
   Receivable from fund shares sold...                  --                    4
   Other assets.......................                  --                   --
                                        ------------------  -------------------
   Total assets.......................             481,088               81,151
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor Company.............                  --                    9
   Payable for fund shares purchased..                  --                   --
   Other liabilities..................                  --                   --
                                        ------------------  -------------------
   Total liabilities..................                  --                    9
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          481,088  $            81,142
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              22,533                3,396
   Minimum unit fair value #*.........  $        21.350658  $         23.890078
   Maximum unit fair value #*.........  $        21.350658  $         23.890078
   Contract liability.................  $          481,088  $            81,142

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liability.................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-4

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-5

SEPARATE ACCOUNT TWO


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                          FIDELITY(R) VIP     FIDELITY(R) VIP     FIDELITY(R) VIP     FIDELITY(R) VIP
                                           FREEDOM 2015        FREEDOM 2025       FREEDOM INCOME       FUNDSMANAGER
                                             PORTFOLIO           PORTFOLIO           PORTFOLIO         20% PORTFOLIO
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              46,903              46,592                 729                 845
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          501,786  $          593,617  $            7,900  $            9,021
                                        ==================  ==================  ==================  ==================
     Market value.....................  $          587,229  $          609,889  $            8,008  $            9,707
   Due from Sponsor Company...........                  --                  --                  --                  --
   Receivable from fund shares sold...                  --                  --                  --                  --
   Other assets.......................                  --                  --                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             587,229             609,889               8,008               9,707
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor Company.............                  --                  --                   7                   2
   Payable for fund shares purchased..                  --                  --                  --                  --
   Other liabilities..................                  --                  --                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  --                  --                   7                   2
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          587,229  $          609,889  $            8,001  $            9,705
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              29,894              26,666                 565                 708
   Minimum unit fair value #*.........  $        19.643671  $        22.871218  $        14.150294  $        13.712755
   Maximum unit fair value #*.........  $        19.643671  $        22.871218  $        14.150294  $        13.712755
   Contract liability.................  $          587,229  $          609,889  $            8,001  $            9,705

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liability.................                  --                  --                  --                  --

                                          FIDELITY(R) VIP     FIDELITY(R) VIP
                                           FUNDSMANAGER        FUNDSMANAGER       FRANKLIN INCOME    HARTFORD BALANCED
                                           70% PORTFOLIO       85% PORTFOLIO         VIP FUND            HLS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT (1)       SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................               1,608               2,349             114,359          35,258,992
                                        ==================  ==================  ==================  ===================
     Cost.............................  $           16,897  $           29,430  $        1,774,495  $      634,155,483
                                        ==================  ==================  ==================  ===================
     Market value.....................  $           19,897  $           29,156  $        1,829,750  $      956,301,262
   Due from Sponsor Company...........                  --                  --                  --                  --
   Receivable from fund shares sold...                  --                  --              44,493             637,729
   Other assets.......................                  --                  --                  --                   6
                                        ------------------  ------------------  ------------------  -------------------
   Total assets.......................              19,897              29,156           1,874,243         956,938,997
                                        ------------------  ------------------  ------------------  -------------------

LIABILITIES:
   Due to Sponsor Company.............                   5                   2              44,493             637,735
   Payable for fund shares purchased..                  --                  --                  --                  --
   Other liabilities..................                  --                  --                  --                  --
                                        ------------------  ------------------  ------------------  -------------------
   Total liabilities..................                   5                   2              44,493             637,735
                                        ------------------  ------------------  ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $           19,892  $           29,154  $        1,829,750  $      956,301,262
                                        ==================  ==================  ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......                 932               1,224             116,824         199,805,474
   Minimum unit fair value #*.........  $        21.331569  $        23.815401  $        15.662413  $         1.388882
   Maximum unit fair value #*.........  $        21.331569  $        23.815401  $        15.662413  $        20.076656
   Contract liability.................  $           19,892  $           29,154  $        1,829,750  $      921,741,329

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --           5,309,292
   Minimum unit fair value #*.........                  --                  --                  --  $         1.541450
   Maximum unit fair value #*.........                  --                  --                  --  $        11.981843
   Contract liability.................                  --                  --                  --  $       34,559,933

                                          HARTFORD TOTAL     HARTFORD CAPITAL
                                            RETURN BOND        APPRECIATION
                                             HLS FUND            HLS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................          31,878,148           26,842,000
                                        ==================  ===================
     Cost.............................  $      353,787,794  $       981,471,008
                                        ==================  ===================
     Market value.....................  $      370,280,329  $     1,467,086,817
   Due from Sponsor Company...........                  --                   --
   Receivable from fund shares sold...             144,322              678,001
   Other assets.......................                  --                   --
                                        ------------------  -------------------
   Total assets.......................         370,424,651        1,467,764,818
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor Company.............             144,331              678,004
   Payable for fund shares purchased..                  --                   --
   Other liabilities..................                  56                    7
                                        ------------------  -------------------
   Total liabilities..................             144,387              678,011
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $      370,280,264  $     1,467,086,807
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......         125,656,199          169,092,643
   Minimum unit fair value #*.........  $         1.430251  $          1.961166
   Maximum unit fair value #*.........  $        16.593003  $         46.365865
   Contract liability.................  $      361,336,983  $     1,442,839,115

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......           3,115,955            2,202,110
   Minimum unit fair value #*.........  $         1.792081  $          2.169741
   Maximum unit fair value #*.........  $         9.264456  $         35.710713
   Contract liability.................  $        8,943,281  $        24,247,692

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(1)   Formerly Franklin Income Securities Fund. Change effective May 1, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-6

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-7

SEPARATE ACCOUNT TWO


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                         HARTFORD DIVIDEND       HARTFORD                                HARTFORD
                                            AND GROWTH          HEALTHCARE        HARTFORD GLOBAL   DISCIPLINED EQUITY
                                             HLS FUND            HLS FUND         GROWTH HLS FUND        HLS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT (2)       SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................          25,842,043           1,468,419           3,856,596           4,416,618
                                        ==================  ==================  ==================  ==================
     Cost.............................  $      460,128,116  $       22,066,508  $       67,424,760  $       57,154,082
                                        ==================  ==================  ==================  ==================
     Market value.....................  $      683,220,474  $       43,932,155  $       91,414,849  $       92,593,297
   Due from Sponsor Company...........                  --                  --                  --                  --
   Receivable from fund shares sold...             198,269               7,611              23,988              12,176
   Other assets.......................                  36                  --                  --                   6
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................         683,418,779          43,939,766          91,438,837          92,605,479
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor Company.............             198,278               7,611              23,988              12,176
   Payable for fund shares purchased..                  --                  --                  --                  --
   Other liabilities..................                  --                   4                   8                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................             198,278               7,615              23,996              12,176
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $      683,220,501  $       43,932,151  $       91,414,841  $       92,593,303
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......         167,791,248           8,575,574          39,238,076          40,928,752
   Minimum unit fair value #*.........  $         1.874344  $         4.304936  $         1.051719  $         1.443445
   Maximum unit fair value #*.........  $        21.821724  $        31.538933  $        21.807174  $        24.507393
   Contract liability.................  $      669,980,184  $       43,203,644  $       90,476,686  $       91,045,841

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......           2,780,853             142,340             456,690             741,363
   Minimum unit fair value #*.........  $         2.449050  $         4.804601  $         1.174116  $         1.611373
   Maximum unit fair value #*.........  $         6.597624  $         5.210490  $         2.836330  $         2.358892
   Contract liability.................  $       13,240,317  $          728,507  $          938,155  $        1,547,462

                                                                                     HARTFORD
                                          HARTFORD GROWTH        HARTFORD          INTERNATIONAL         HARTFORD
                                           OPPORTUNITIES        HIGH YIELD         OPPORTUNITIES       SMALL/MID CAP
                                             HLS FUND            HLS FUND            HLS FUND         EQUITY HLS FUND
                                          SUB-ACCOUNT (3)       SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................           3,295,066           9,284,434          15,328,194           2,208,954
                                        ==================  ==================  ==================  ==================
     Cost.............................  $      108,474,445  $       84,993,781  $      173,502,559  $       19,714,444
                                        ==================  ==================  ==================  ==================
     Market value.....................  $      127,506,886  $       78,188,557  $      216,937,203  $       20,892,008
   Due from Sponsor Company...........                  --                  --                  --                  --
   Receivable from fund shares sold...              34,556             199,182              99,977              19,343
   Other assets.......................                  16                  --                  11                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................         127,541,458          78,387,739         217,037,191          20,911,352
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor Company.............              34,556             199,182              99,980              19,343
   Payable for fund shares purchased..                  --                  --                  --                  --
   Other liabilities..................                  --                   5                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................              34,556             199,187              99,980              19,343
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $      127,506,902  $       78,188,552  $      216,937,211  $       20,892,009
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......          44,217,421          33,515,894          91,952,443           1,244,332
   Minimum unit fair value #*.........  $         2.376277  $         1.794588  $         1.153771  $        15.264437
   Maximum unit fair value #*.........  $        26.529303  $        20.472221  $        17.045136  $        27.202696
   Contract liability.................  $      126,353,178  $       76,916,654  $      213,133,291  $       20,601,009

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......             417,681             578,954           1,476,891              17,668
   Minimum unit fair value #*.........  $         2.637591  $         2.003267  $         1.266876  $        16.456999
   Maximum unit fair value #*.........  $         2.881892  $         2.259038  $         3.363684  $        16.708219
   Contract liability.................  $        1,153,724  $        1,271,898  $        3,803,920  $          291,000



                                          HARTFORD MIDCAP     HARTFORD MIDCAP
                                             HLS FUND         VALUE HLS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................           4,559,837            8,017,280
                                        ==================  ===================
     Cost.............................  $       82,243,320  $        90,189,893
                                        ==================  ===================
     Market value.....................  $      169,943,859  $       116,895,356
   Due from Sponsor Company...........                  --               17,422
   Receivable from fund shares sold...              45,489                   --
   Other assets.......................                  --                    4
                                        ------------------  -------------------
   Total assets.......................         169,989,348          116,912,782
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor Company.............              45,489                   --
   Payable for fund shares purchased..                  --               17,422
   Other liabilities..................                   4                   --
                                        ------------------  -------------------
   Total liabilities..................              45,493               17,422
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $      169,943,855  $       116,895,360
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......          22,725,691           40,885,757
   Minimum unit fair value #*.........  $         2.616280  $          2.445518
   Maximum unit fair value #*.........  $        25.120030  $         28.279521
   Contract liability.................  $      166,572,220  $       115,540,116

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......             468,508              467,526
   Minimum unit fair value #*.........  $         2.872822  $          2.723987
   Maximum unit fair value #*.........  $         7.971701  $         19.266639
   Contract liability.................  $        3,371,635  $         1,355,244

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(2) Effective June 23, 2014 Hartford Global Research HLS Fund merged with Hartford Global Growth HLS Fund.

(3) Effective June 23, 2014 Hartford Growth HLS Fund merged with Hartford Growth Opportunities HLS Fund.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-8

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-9

SEPARATE ACCOUNT TWO


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                             HARTFORD         HARTFORD SMALL
                                          ULTRASHORT BOND         COMPANY        HARTFORD SMALLCAP     HARTFORD STOCK
                                             HLS FUND            HLS FUND         GROWTH HLS FUND         HLS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                        ------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................           8,808,672           4,316,878           2,514,623             8,748,523
                                        ==================  ==================  ===================  ===================
     Cost.............................  $       88,108,946  $       68,535,566  $       54,546,689    $      294,135,213
                                        ==================  ==================  ===================  ===================
     Market value.....................  $       88,126,038  $      100,026,829  $       70,005,866    $      555,423,313
   Due from Sponsor Company...........                  --                  --                  --                    --
   Receivable from fund shares sold...              75,701             107,971              43,197               595,662
   Other assets.......................                  29                  --                   5                     1
                                        ------------------  ------------------  -------------------  -------------------
   Total assets.......................          88,201,768         100,134,800          70,049,068           556,018,976
                                        ------------------  ------------------  -------------------  -------------------

LIABILITIES:
   Due to Sponsor Company.............              75,721             107,971              43,197               595,677
   Payable for fund shares purchased..                  --                  --                  --                    --
   Other liabilities..................                  --                   8                  --                    --
                                        ------------------  ------------------  -------------------  -------------------
   Total liabilities..................              75,721             107,979              43,197               595,677
                                        ------------------  ------------------  -------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $       88,126,047  $      100,026,821  $       70,005,871    $      555,423,299
                                        ==================  ==================  ===================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......          56,467,951          28,009,971          24,724,509           101,183,247
   Minimum unit fair value #*.........  $         0.503225  $         1.392413  $         2.287745    $         1.244273
   Maximum unit fair value #*.........  $         9.745889  $        25.331904  $        31.398915    $        33.757852
   Contract liability.................  $       86,100,877  $       98,914,497  $       69,270,652    $      538,177,678

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......           1,247,935             298,670             276,310             1,888,830
   Minimum unit fair value #*.........  $         0.555729  $         1.529049  $         2.539363    $         1.366336
   Maximum unit fair value #*.........  $         3.327655  $         4.588485  $         2.710210    $        30.864111
   Contract liability.................  $        2,025,170  $        1,112,324  $          735,219    $       17,245,621

                                             HARTFORD
                                          U.S. GOVERNMENT                             HUNTINGTON VA        HUNTINGTON VA
                                            SECURITIES          HARTFORD VALUE      DIVIDEND CAPTURE       INTERNATIONAL
                                             HLS FUND              HLS FUND               FUND              EQUITY FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT (4)        SUB-ACCOUNT
                                        -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................           11,151,210            5,698,599              733,474               36,351
                                        ===================  ===================  ===================  ===================
     Cost.............................   $      121,289,589   $       59,827,467   $        8,701,132   $          534,004
                                        ===================  ===================  ===================  ===================
     Market value.....................   $      115,577,361   $       96,239,543   $        9,630,518   $          573,253
   Due from Sponsor Company...........                   --                   --                   --                   --
   Receivable from fund shares sold...               21,057               18,339                3,783                   23
   Other assets.......................                   --                   10                   --                   --
                                        -------------------  -------------------  -------------------  -------------------
   Total assets.......................          115,598,418           96,257,892            9,634,301              573,276
                                        -------------------  -------------------  -------------------  -------------------

LIABILITIES:
   Due to Sponsor Company.............               21,066               18,339                3,783                   23
   Payable for fund shares purchased..                   --                   --                   --                   --
   Other liabilities..................                   32                   --                    3                    1
                                        -------------------  -------------------  -------------------  -------------------
   Total liabilities..................               21,098               18,339                3,786                   24
                                        -------------------  -------------------  -------------------  -------------------

NET ASSETS:
   For contract liabilities...........   $      115,577,320   $       96,239,553   $        9,630,515   $          573,252
                                        ===================  ===================  ===================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......           93,063,300           45,840,070            4,009,689              347,473
   Minimum unit fair value #*.........   $         1.058277   $         1.801383   $         2.016900   $         1.485525
   Maximum unit fair value #*.........   $        11.622614   $        21.257953   $        21.976535   $        15.568683
   Contract liability.................   $      113,223,019   $       94,613,051   $        9,541,346   $          573,252

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......            1,738,046              767,382               40,629                   --
   Minimum unit fair value #*.........   $         1.174656   $         2.006423   $         2.175923                   --
   Maximum unit fair value #*.........   $        10.834875   $         2.205500   $         2.245462                   --
   Contract liability.................   $        2,354,301   $        1,626,502   $           89,169                   --


                                                             BLACKROCK GLOBAL
                                           HUNTINGTON VA       OPPORTUNITIES
                                            SITUS FUND           V.I. FUND
                                          SUB-ACCOUNT (5)       SUB-ACCOUNT
                                        ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................             230,802               2,085
                                        ==================  ==================
     Cost.............................  $        4,769,122  $           30,507
                                        ==================  ==================
     Market value.....................  $        5,107,641  $           33,938
   Due from Sponsor Company...........                 198                  --
   Receivable from fund shares sold...                  --                   2
   Other assets.......................                  --                  --
                                        ------------------  ------------------
   Total assets.......................           5,107,839              33,940
                                        ------------------  ------------------

LIABILITIES:
   Due to Sponsor Company.............                  --                   2
   Payable for fund shares purchased..                 198                  --
   Other liabilities..................                  --                  --
                                        ------------------  ------------------
   Total liabilities..................                 198                   2
                                        ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        5,107,641  $           33,938
                                        ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......           2,424,446               5,948
   Minimum unit fair value #*.........  $         1.960984  $         1.475365
   Maximum unit fair value #*.........  $        24.920679  $        17.340787
   Contract liability.................  $        5,094,841  $           33,938

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......               5,941                  --
   Minimum unit fair value #*.........  $         2.132830                  --
   Maximum unit fair value #*.........  $         2.189533                  --
   Contract liability.................  $           12,800                  --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(4) Effective June 23, 2014 Huntington VA Income Equity Fund merged with Huntington VA Dividend Capture Fund.

(5) Effective June 23, 2014 Huntington VA Mid Corp America Fund merged with Huntington VA Situs Fund.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-10

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-11

SEPARATE ACCOUNT TWO


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------




                                             BLACKROCK                             INVESCO V.I.
                                             LARGE CAP         UIF U.S. REAL        EQUITY AND          UIF MID CAP
                                         GROWTH V.I. FUND    ESTATE PORTFOLIO       INCOME FUND      GROWTH PORTFOLIO
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               3,771              24,025              26,260              39,939
                                        ==================  ==================  ==================  ==================
     Cost.............................  $           42,691  $          429,280  $          411,464  $          456,914
                                        ==================  ==================  ==================  ==================
     Market value.....................  $           53,094  $          480,977  $          495,265  $          501,232
   Due from Sponsor Company...........                  --                  --                  --                  --
   Receivable from fund shares sold...                   3              31,043                  --                  --
   Other assets.......................                  --                  --                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................              53,097             512,020             495,265             501,232
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor Company.............                   3              31,043                  --                  --
   Payable for fund shares purchased..                  --                  --                  --                  --
   Other liabilities..................                  --                  --                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                   3              31,043                  --                  --
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $           53,094  $          480,977  $          495,265  $          501,232
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              30,363              30,630              30,205              29,114
   Minimum unit fair value #*.........  $         1.557693  $        15.703049  $        16.396635  $        17.216246
   Maximum unit fair value #*.........  $         1.774843  $        15.703049  $        16.396635  $        17.216246
   Contract liability.................  $           53,094  $          480,977  $          495,265  $          501,232

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liability.................                  --                  --                  --                  --

                                         COLUMBIA VARIABLE
                                           PORTFOLIO --      COLUMBIA VARIABLE                       COLUMBIA VARIABLE
                                              MARSICO          PORTFOLIO --      COLUMBIA VARIABLE     PORTFOLIO --
                                           INTERNATIONAL      MARSICO FOCUSED   PORTFOLIO -- ASSET    MARSICO GROWTH
                                        OPPORTUNITIES FUND     EQUITIES FUND      ALLOCATION FUND          FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................             416,392           1,195,434             175,505             494,714
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        5,243,689  $       16,831,577  $        2,719,047  $        7,389,228
                                        ==================  ==================  ==================  ==================
     Market value.....................  $        7,332,655  $       21,756,901  $        2,771,227  $       13,856,928
   Due from Sponsor Company...........                  --                  --                  --                  --
   Receivable from fund shares sold...               7,021              16,313                 106               6,842
   Other assets.......................                   1                   7                  --                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           7,339,677          21,773,221           2,771,333          13,863,771
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor Company.............               7,021              16,313                 106               6,842
   Payable for fund shares purchased..                  --                  --                  --                  --
   Other liabilities..................                  --                  --                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................               7,021              16,313                 107               6,842
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        7,332,656  $       21,756,908  $        2,771,226  $       13,856,929
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......           3,533,247           7,654,822           1,667,982           5,139,195
   Minimum unit fair value #*.........  $         1.589870  $         1.850524  $         1.503008  $         1.668969
   Maximum unit fair value #*.........  $        16.792600  $        22.715030  $         1.693505  $        21.950312
   Contract liability.................  $        7,301,144  $       21,387,270  $        2,762,177  $       13,602,590

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......              14,582             129,913               5,368              92,859
   Minimum unit fair value #*.........  $         2.125653  $         2.793670  $         1.663794  $         2.676562
   Maximum unit fair value #*.........  $         2.176152  $         2.860083  $         1.693505  $         2.740165
   Contract liability.................  $           31,512  $          369,638  $            9,049  $          254,339


                                         COLUMBIA VARIABLE   COLUMBIA VARIABLE
                                           PORTFOLIO --        PORTFOLIO --
                                           MARSICO 21ST          DIVIDEND
                                           CENTURY FUND      OPPORTUNITY FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................             189,586              393,038
                                        ==================  ===================
     Cost.............................  $        2,040,578  $         5,744,184
                                        ==================  ===================
     Market value.....................  $        3,323,443  $         7,856,821
   Due from Sponsor Company...........                  --                   --
   Receivable from fund shares sold...                 410                7,940
   Other assets.......................                  --                   --
                                        ------------------  -------------------
   Total assets.......................           3,323,853            7,864,761
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor Company.............                 410                7,940
   Payable for fund shares purchased..                  --                   --
   Other liabilities..................                  --                   --
                                        ------------------  -------------------
   Total liabilities..................                 410                7,940
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $        3,323,443  $         7,856,821
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......           2,012,054              597,256
   Minimum unit fair value #*.........  $         1.494311  $         12.674661
   Maximum unit fair value #*.........  $        20.274238  $         13.269215
   Contract liability.................  $        3,311,121  $         7,831,712

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......               7,319                1,901
   Minimum unit fair value #*.........  $         1.683564  $         13.196415
   Maximum unit fair value #*.........  $         1.683564  $         13.269215
   Contract liability.................  $           12,322  $            25,109

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-12

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-13

SEPARATE ACCOUNT TWO


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                         COLUMBIA VARIABLE   COLUMBIA VARIABLE
                                           PORTFOLIO --        PORTFOLIO --                              PUTNAM VT
                                              INCOME          MID CAP GROWTH        OPPENHEIMER          SMALL CAP
                                        OPPORTUNITIES FUND   OPPORTUNITY FUND     GLOBAL FUND/VA        VALUE FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................             604,896             338,173              21,927              20,355
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        5,702,456  $        5,095,340  $          766,093  $          338,862
                                        ==================  ==================  ==================  ==================
     Market value.....................  $        5,480,359  $        6,563,942  $          857,566  $          336,469
   Due from Sponsor Company...........                  --                  --                  --                  --
   Receivable from fund shares sold...                 382                 527                  --                  --
   Other assets.......................                  --                   1                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           5,480,741           6,564,470             857,566             336,469
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor Company.............                 382                 527                  --                  --
   Payable for fund shares purchased..                  --                  --                  --                  --
   Other liabilities..................                   2                  --                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 384                 527                  --                  --
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        5,480,357  $        6,563,943  $          857,566  $          336,469
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             520,376             514,448              59,824              24,811
   Minimum unit fair value #*.........  $        10.278689  $        12.560806  $        14.334809  $        13.561392
   Maximum unit fair value #*.........  $        10.491337  $        12.843546  $        14.334809  $        13.561392
   Contract liability.................  $        5,424,407  $        6,559,403  $          857,566  $          336,469

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......               5,334                 354                  --                  --
   Minimum unit fair value #*.........  $        10.463355  $        12.809295                  --                  --
   Maximum unit fair value #*.........  $        10.491337  $        12.843546                  --                  --
   Contract liability.................  $           55,950  $            4,540                  --                  --


                                                                                  PIONEER MID CAP
                                          PIMCO VIT REAL       PIONEER FUND          VALUE VCT        JENNISON 20/20
                                         RETURN PORTFOLIO      VCT PORTFOLIO         PORTFOLIO        FOCUS PORTFOLIO
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              76,513             451,821              11,880               4,738
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        1,005,034  $        9,758,083  $          238,450  $           51,782
                                        ==================  ==================  ==================  ==================
     Market value.....................  $          980,128  $       12,149,469  $          268,377  $          101,812
   Due from Sponsor Company...........                  --                  --                  --                  --
   Receivable from fund shares sold...             102,324                 653              26,692                   5
   Other assets.......................                  25                   3                  --                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           1,082,477          12,150,125             295,069             101,818
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor Company.............             102,324                 653              26,692                   5
   Payable for fund shares purchased..                  --                  --                  --                  --
   Other liabilities..................                  --                  --                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................             102,324                 653              26,692                   5
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          980,153  $       12,149,472  $          268,377  $          101,813
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              70,528           7,527,102              16,930              50,306
   Minimum unit fair value #*.........  $        13.897485  $         1.479781  $        15.851783  $         2.005053
   Maximum unit fair value #*.........  $        13.897485  $         1.646007  $        15.851783  $         2.120395
   Contract liability.................  $          980,153  $       11,981,171  $          268,377  $          101,813

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --             104,888                  --                  --
   Minimum unit fair value #*.........                  --  $         1.600901                  --                  --
   Maximum unit fair value #*.........                  --  $         1.630828                  --                  --
   Contract liability.................                  --  $          168,301                  --                  --



                                                                PRUDENTIAL
                                        JENNISON PORTFOLIO    VALUE PORTFOLIO
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              15,821               16,794
                                        ==================  ===================
     Cost.............................  $          375,583  $           330,160
                                        ==================  ===================
     Market value.....................  $          629,661  $           444,211
   Due from Sponsor Company...........                  --                   --
   Receivable from fund shares sold...                  25                   21
   Other assets.......................                  --                   --
                                        ------------------  -------------------
   Total assets.......................             629,686              444,232
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor Company.............                  25                   21
   Payable for fund shares purchased..                  --                   --
   Other liabilities..................                  --                    1
                                        ------------------  -------------------
   Total liabilities..................                  25                   22
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          629,661  $           444,210
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             536,779              163,418
   Minimum unit fair value #*.........  $         1.103014  $          1.751081
   Maximum unit fair value #*.........  $         1.564422  $         22.550970
   Contract liability.................  $          627,469  $           444,210

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......               1,891                   --
   Minimum unit fair value #*.........  $         1.159140                   --
   Maximum unit fair value #*.........  $         1.159140                   --
   Contract liability.................  $            2,192                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-14

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-15

SEPARATE ACCOUNT TWO


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                                     VICTORY VARIABLE
                                         PRUDENTIAL SERIES                          LEGG MASON           INSURANCE
                                         SP INTERNATIONAL     ROYCE SMALL-CAP       CLEARBRIDGE         DIVERSIFIED
                                         GROWTH PORTFOLIO        PORTFOLIO       APPRECIATION FUND      STOCK FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              10,202              54,876              11,758              33,245
                                        ==================  ==================  ==================  ==================
     Cost.............................  $           58,243  $          593,002  $           94,535  $          344,222
                                        ==================  ==================  ==================  ==================
     Market value.....................  $           59,477  $          694,188  $          241,151  $          503,668
   Due from Sponsor Company...........                  --                  --                  --                  --
   Receivable from fund shares sold...                   2              26,398                   7                  16
   Other assets.......................                  --                  --                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................              59,479             720,586             241,158             503,684
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor Company.............                   2              26,398                   7                  21
   Payable for fund shares purchased..                  --                  --                  --                  --
   Other liabilities..................                  --                   1                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                   2              26,399                   7                  21
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $           59,477  $          694,187  $          241,151  $          503,663
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              53,664              42,167               9,563              29,865
   Minimum unit fair value #*.........  $         1.049997  $        16.462914  $        25.217570  $        15.221713
   Maximum unit fair value #*.........  $         1.150396  $        16.462914  $        25.217570  $        20.372631
   Contract liability.................  $           59,477  $          694,187  $          241,151  $          503,663

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liability.................                  --                  --                  --                  --

                                                                                    WELLS FARGO
                                                               INVESCO V.I.        ADVANTAGE VT
                                           INVESCO V.I.          AMERICAN           INDEX ASSET
                                           COMSTOCK FUND      FRANCHISE FUND      ALLOCATION FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              12,322              22,064                 741
                                        ==================  ==================  ==================
     Cost.............................  $          187,479  $          843,775  $            9,447
                                        ==================  ==================  ==================
     Market value.....................  $          235,099  $        1,210,865  $           13,660
   Due from Sponsor Company...........                  --                  --                  --
   Receivable from fund shares sold...                  --                  46                   1
   Other assets.......................                  --                  --                  --
                                        ------------------  ------------------  ------------------
   Total assets.......................             235,099           1,210,911              13,661
                                        ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor Company.............                  --                  46                   1
   Payable for fund shares purchased..                  --                  --                  --
   Other liabilities..................                  --                   2                  --
                                        ------------------  ------------------  ------------------
   Total liabilities..................                  --                  48                   1
                                        ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          235,099  $        1,210,863  $           13,660
                                        ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              14,410              82,346               7,287
   Minimum unit fair value #*.........  $        16.314960  $        14.270517  $         1.874650
   Maximum unit fair value #*.........  $        16.314960  $        14.639201  $         1.874650
   Contract liability.................  $          235,099  $        1,201,377  $           13,660

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                 648                  --
   Minimum unit fair value #*.........                  --  $        14.639201                  --
   Maximum unit fair value #*.........                  --  $        14.639201                  --
   Contract liability.................                  --  $            9,486                  --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-16

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-17

SEPARATE ACCOUNT TWO


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                            WELLS FARGO         WELLS FARGO         WELLS FARGO         WELLS FARGO
                                           ADVANTAGE VT        ADVANTAGE VT        ADVANTAGE VT        ADVANTAGE VT
                                           TOTAL RETURN          INTRINSIC         INTERNATIONAL         SMALL CAP
                                             BOND FUND          VALUE FUND          EQUITY FUND         GROWTH FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               1,083                 115           1,218,817             318,497
                                        ==================  ==================  ==================  ==================
     Cost.............................  $           10,974  $            1,683  $        6,084,190  $        2,324,890
                                        ==================  ==================  ==================  ==================
     Market value.....................  $           11,382  $            2,378  $        5,996,920  $        3,210,243
   Due from Sponsor Company...........                  --                  --                  --                  --
   Receivable from fund shares sold...                   1                  --                 245                 124
   Other assets.......................                  --                  --                  --                   3
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................              11,383               2,378           5,997,165           3,210,370
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor Company.............                   1                  --                 245                 124
   Payable for fund shares purchased..                  --                  --                  --                  --
   Other liabilities..................                  --                  --                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                   1                  --                 245                 124
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $           11,382  $            2,378  $        5,996,920  $        3,210,246
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               7,369               1,342           4,134,457             177,753
   Minimum unit fair value #*.........  $         1.533817  $         1.770800  $         1.016292  $         2.306265
   Maximum unit fair value #*.........  $         1.581679  $         1.770800  $        14.283835  $        18.713842
   Contract liability.................  $           11,382  $            2,378  $        5,908,255  $        3,167,515

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --              47,322               2,288
   Minimum unit fair value #*.........                  --                  --  $         1.864410  $        18.630752
   Maximum unit fair value #*.........                  --                  --  $         1.886318  $        18.713842
   Contract liability.................                  --                  --  $           88,665  $           42,731

                                            WELLS FARGO
                                           ADVANTAGE VT         WELLS FARGO          HIMCO VIT
                                             SMALL CAP         ADVANTAGE VT         INDEX FUND
                                            VALUE FUND       OPPORTUNITY FUND       SUB-ACCOUNT
                                            SUB-ACCOUNT         SUB-ACCOUNT           (6)(7)
                                        ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................             419,017             165,573           4,289,721
                                        ==================  ==================  ==================
     Cost.............................  $        3,421,289  $        3,172,295  $      160,987,534
                                        ==================  ==================  ==================
     Market value.....................  $        4,672,035  $        4,771,818  $      176,285,917
   Due from Sponsor Company...........                  --                  --                  --
   Receivable from fund shares sold...                 213                 181             151,167
   Other assets.......................                   1                   1                   7
                                        ------------------  ------------------  ------------------
   Total assets.......................           4,672,249           4,772,000         176,437,091
                                        ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor Company.............                 213                 181             151,189
   Payable for fund shares purchased..                  --                  --                  --
   Other liabilities..................                  --                  --                  --
                                        ------------------  ------------------  ------------------
   Total liabilities..................                 213                 181             151,189
                                        ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        4,672,036  $        4,771,819  $      176,285,902
                                        ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             318,761             276,526          31,865,672
   Minimum unit fair value #*.........  $        14.053851  $        16.269011  $         1.301718
   Maximum unit fair value #*.........  $        14.924536  $        17.019429  $        22.655558
   Contract liability.................  $        4,651,126  $        4,670,332  $      170,096,159

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......               1,403               5,985             879,511
   Minimum unit fair value #*.........  $        14.858243  $        16.849748  $         1.453166
   Maximum unit fair value #*.........  $        14.924536  $        16.962690  $        10.765422
   Contract liability.................  $           20,910  $          101,487  $        6,189,743

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(6) Effective October 20, 2014 Hartford Index HLS Fund merged with HIMCO VIT Index Fund.

(7)   Funded as of October 17, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-18

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-19

SEPARATE ACCOUNT TWO


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                              AMERICAN
                                                                            CENTURY(R) VP      ALLIANCEBERNSTEIN
                                                                               CAPITAL         VPS INTERNATIONAL
                                                                          APPRECIATION FUND     VALUE PORTFOLIO
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $              --   $           11,685
                                                                         -------------------  -------------------
   Administrative charges..............................................                  --                   --
   Mortality and expense risk charges..................................             (53,838)              (5,014)
                                                                         -------------------  -------------------
     Total expenses....................................................             (53,838)              (5,014)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................             (53,838)               6,671
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             204,769              (76,187)
   Net realized gain distributions.....................................             910,537                   --
   Change in unrealized appreciation (depreciation) during the period..            (780,364)              39,392
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................             334,942              (36,795)
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $         281,104   $          (30,124)
                                                                         ===================  ===================



                                                                          INVESCO V.I. CORE    INVESCO V.I. HIGH
                                                                             EQUITY FUND          YIELD FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           29,590    $          89,448
                                                                         -------------------  -------------------
   Administrative charges..............................................                  --                 (793)
   Mortality and expense risk charges..................................             (49,227)             (29,358)
                                                                         -------------------  -------------------
     Total expenses....................................................             (49,227)             (30,151)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................             (19,637)              59,297
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             245,478              (40,621)
   Net realized gain distributions.....................................              16,521                   --
   Change in unrealized appreciation (depreciation) during the period..              (4,178)             (12,350)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................             257,821              (52,971)
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $          238,184    $           6,326
                                                                         ===================  ===================


                                                                                               ALLIANCEBERNSTEIN
                                                                         INVESCO V.I. MONEY     VPS GROWTH AND
                                                                             MARKET FUND       INCOME PORTFOLIO
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $            2,607    $          20,224
                                                                         -------------------  -------------------
   Administrative charges..............................................                  --                   --
   Mortality and expense risk charges..................................            (279,840)             (25,267)
                                                                         -------------------  -------------------
     Total expenses....................................................            (279,840)             (25,267)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................            (277,233)              (5,043)
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                  --               44,847
   Net realized gain distributions.....................................                  --                   --
   Change in unrealized appreciation (depreciation) during the period..                  --               96,988
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................                  --              141,835
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $         (277,233)   $         136,792
                                                                         ===================  ===================


                                                                          ALLIANCEBERNSTEIN
                                                                          VPS INTERMEDIATE      AMERICAN FUNDS
                                                                           BOND PORTFOLIO         GROWTH FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           72,687   $            2,168
                                                                         -------------------  -------------------
   Administrative charges..............................................                  --                   --
   Mortality and expense risk charges..................................             (32,828)              (3,793)
                                                                         -------------------  -------------------
     Total expenses....................................................             (32,828)              (3,793)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................              39,859               (1,625)
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              (8,075)              18,606
   Net realized gain distributions.....................................              30,646               14,198
   Change in unrealized appreciation (depreciation) during the period..              45,993              (14,229)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................              68,564               18,575
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $          108,423   $           16,950
                                                                         ===================  ===================

                                                                          STERLING CAPITAL
                                                                            EQUITY INCOME     STERLING CAPITAL
                                                                              VARIABLE             SPECIAL
                                                                           INSURANCE FUND     OPPORTUNITIES VIF
                                                                             SUB-ACCOUNT         SUB-ACCOUNT
                                                                         ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $         249,131   $            3,874
                                                                         ------------------  -------------------
   Administrative charges..............................................                 --                   --
   Mortality and expense risk charges..................................           (174,871)            (112,387)
                                                                         ------------------  -------------------
     Total expenses....................................................           (174,871)            (112,387)
                                                                         ------------------  -------------------
     Net investment income (loss)......................................             74,260             (108,513)
                                                                         ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................           (187,230)             539,414
   Net realized gain distributions.....................................                 --            1,061,013
   Change in unrealized appreciation (depreciation) during the period..            425,985             (408,959)
                                                                         ------------------  -------------------
     Net gain (loss) on investments....................................            238,755            1,191,468
                                                                         ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $         313,015   $        1,082,955
                                                                         ==================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-20

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-21

SEPARATE ACCOUNT TWO


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                          STERLING CAPITAL
                                                                            TOTAL RETURN        CALVERT VP SRI
                                                                              BOND VIF        BALANCED PORTFOLIO
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           67,105    $          22,023
                                                                         -------------------  -------------------
   Administrative charges..............................................                  --                   --
   Mortality and expense risk charges..................................             (34,050)             (17,869)
                                                                         -------------------  -------------------
     Total expenses....................................................             (34,050)             (17,869)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................              33,055                4,154
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             (14,799)              78,718
   Net realized gain distributions.....................................              26,171               96,274
   Change in unrealized appreciation (depreciation) during the period..              33,752              (68,694)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................              45,124              106,298
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $           78,179    $         110,452
                                                                         ===================  ===================

                                                                          COLUMBIA VARIABLE       WELLS FARGO
                                                                         PORTFOLIO -- SMALL      ADVANTAGE VT
                                                                               COMPANY               OMEGA
                                                                             GROWTH FUND          GROWTH FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $               --   $               --
                                                                         -------------------  -------------------
   Administrative charges..............................................                  --                   --
   Mortality and expense risk charges..................................             (71,392)             (46,127)
                                                                         -------------------  -------------------
     Total expenses....................................................             (71,392)             (46,127)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................             (71,392)             (46,127)
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             264,444              250,845
   Net realized gain distributions.....................................              74,713              586,621
   Change in unrealized appreciation (depreciation) during the period..            (618,799)            (725,664)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................            (279,642)             111,802
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $         (351,034)  $           65,675
                                                                         ===================  ===================


                                                                          FIDELITY(R) VIP
                                                                           ASSET MANAGER       FIDELITY(R) VIP
                                                                             PORTFOLIO        GROWTH PORTFOLIO
                                                                            SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $          23,977   $           12,671
                                                                         ------------------  -------------------
   Administrative charges..............................................                 --                   --
   Mortality and expense risk charges..................................            (21,573)             (89,784)
                                                                         ------------------  -------------------
     Total expenses....................................................            (21,573)             (89,784)
                                                                         ------------------  -------------------
     Net investment income (loss)......................................              2,404              (77,113)
                                                                         ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             43,428              911,287
   Net realized gain distributions.....................................             87,236                   --
   Change in unrealized appreciation (depreciation) during the period..            (49,681)            (149,745)
                                                                         ------------------  -------------------
     Net gain (loss) on investments....................................             80,983              761,542
                                                                         ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $          83,387   $          684,429
                                                                         ==================  ===================


                                                                           FIDELITY(R) VIP
                                                                             CONTRAFUND         FIDELITY(R) VIP
                                                                              PORTFOLIO       OVERSEAS PORTFOLIO
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $         108,243   $           20,330
                                                                         -------------------  -------------------
   Administrative charges..............................................                  --                   --
   Mortality and expense risk charges..................................            (151,918)             (22,280)
                                                                         -------------------  -------------------
     Total expenses....................................................            (151,918)             (22,280)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................             (43,675)              (1,950)
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................           1,376,881               45,400
   Net realized gain distributions.....................................             227,098                  511
   Change in unrealized appreciation (depreciation) during the period..            (369,153)            (220,082)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................           1,234,826             (174,171)
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $       1,191,151   $         (176,121)
                                                                         ===================  ===================


                                                                           FIDELITY(R) VIP     FIDELITY(R) VIP
                                                                            FREEDOM 2020        FREEDOM 2030
                                                                              PORTFOLIO           PORTFOLIO
                                                                             SUB-ACCOUNT         SUB-ACCOUNT
                                                                         -------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $            6,838   $           1,087
                                                                         -------------------  ------------------
   Administrative charges..............................................                  --                  --
   Mortality and expense risk charges..................................              (7,172)             (1,031)
                                                                         -------------------  ------------------
     Total expenses....................................................              (7,172)             (1,031)
                                                                         -------------------  ------------------
     Net investment income (loss)......................................                (334)                 56
                                                                         -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              30,224               1,232
   Net realized gain distributions.....................................               8,811               1,459
   Change in unrealized appreciation (depreciation) during the period..             (26,078)             (1,399)
                                                                         -------------------  ------------------
     Net gain (loss) on investments....................................              12,957               1,292
                                                                         -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $           12,623   $           1,348
                                                                         ===================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-22

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-23

SEPARATE ACCOUNT TWO


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                           FIDELITY(R) VIP      FIDELITY(R) VIP
                                                                            FREEDOM 2015         FREEDOM 2025
                                                                              PORTFOLIO            PORTFOLIO
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $            8,288    $           8,598
                                                                         -------------------  -------------------
   Administrative charges..............................................                  --                   --
   Mortality and expense risk charges..................................              (7,237)              (4,247)
                                                                         -------------------  -------------------
     Total expenses....................................................              (7,237)              (4,247)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................               1,051                4,351
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                 959                1,496
   Net realized gain distributions.....................................               9,908                7,291
   Change in unrealized appreciation (depreciation) during the period..               6,010               (4,923)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................              16,877                3,864
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $           17,928    $           8,215
                                                                         ===================  ===================

                                                                           FIDELITY(R) VIP     FIDELITY(R) VIP     FIDELITY(R) VIP
                                                                           FREEDOM INCOME       FUNDSMANAGER        FUNDSMANAGER
                                                                              PORTFOLIO         20% PORTFOLIO       50% PORTFOLIO
                                                                             SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT (1)
                                                                         -------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $             102   $             109   $              --
                                                                         -------------------  ------------------  ------------------
   Administrative charges..............................................                  --                  --                  --
   Mortality and expense risk charges..................................                (193)               (120)               (259)
                                                                         -------------------  ------------------  ------------------
     Total expenses....................................................                (193)               (120)               (259)
                                                                         -------------------  ------------------  ------------------
     Net investment income (loss)......................................                 (91)                (11)               (259)
                                                                         -------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                 509                   9               5,122
   Net realized gain distributions.....................................                 198                 122                  25
   Change in unrealized appreciation (depreciation) during the period..                 (49)                134              (4,003)
                                                                         -------------------  ------------------  ------------------
     Net gain (loss) on investments....................................                 658                 265               1,144
                                                                         -------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $             567   $             254   $             885
                                                                         ===================  ==================  ==================

                                                                           FIDELITY(R) VIP     FIDELITY(R) VIP
                                                                            FUNDSMANAGER        FUNDSMANAGER
                                                                            70% PORTFOLIO       85% PORTFOLIO
                                                                             SUB-ACCOUNT         SUB-ACCOUNT
                                                                         ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $             199   $              247
                                                                         ------------------  -------------------
   Administrative charges..............................................                 --                   --
   Mortality and expense risk charges..................................               (243)                (129)
                                                                         ------------------  -------------------
     Total expenses....................................................               (243)                (129)
                                                                         ------------------  -------------------
     Net investment income (loss)......................................                (44)                 118
                                                                         ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                 34                    1
   Net realized gain distributions.....................................                153                  291
   Change in unrealized appreciation (depreciation) during the period..                580                 (540)
                                                                         ------------------  -------------------
     Net gain (loss) on investments....................................                767                 (248)
                                                                         ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $              723  $             (130)
                                                                         ==================  ===================


                                                                           FRANKLIN INCOME     HARTFORD BALANCED
                                                                              VIP FUND             HLS FUND
                                                                           SUB-ACCOUNT (2)        SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $          102,405    $      16,705,743
                                                                         -------------------  -------------------
   Administrative charges..............................................                  --              (14,717)
   Mortality and expense risk charges..................................             (25,840)         (13,326,042)
                                                                         -------------------  -------------------
     Total expenses....................................................             (25,840)         (13,340,759)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................              76,565            3,364,984
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              25,718           57,770,420
   Net realized gain distributions.....................................                  --                   --
   Change in unrealized appreciation (depreciation) during the period..             (28,404)          17,844,789
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................              (2,686)          75,615,209
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $           73,879    $      78,980,193
                                                                         ===================  ===================

                                                                           HARTFORD TOTAL
                                                                             RETURN BOND
                                                                              HLS FUND
                                                                             SUB-ACCOUNT
                                                                         -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $      12,462,664
                                                                         -------------------
   Administrative charges..............................................             (20,813)
   Mortality and expense risk charges..................................          (5,840,178)
                                                                         -------------------
     Total expenses....................................................          (5,860,991)
                                                                         -------------------
     Net investment income (loss)......................................           6,601,673
                                                                         -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................           3,067,998
   Net realized gain distributions.....................................                  --
   Change in unrealized appreciation (depreciation) during the period..           7,570,602
                                                                         -------------------
     Net gain (loss) on investments....................................          10,638,600
                                                                         -------------------
     Net increase (decrease) in net assets resulting from operations...   $      17,240,273
                                                                         ===================

(1)   Not funded as of December 31, 2014

(2)   Formerly Franklin Income Securities Fund. Change effective May 1, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-24

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-25

SEPARATE ACCOUNT TWO


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                         HARTFORD CAPITAL     HARTFORD DIVIDEND     HARTFORD GLOBAL
                                                                           APPRECIATION          AND GROWTH            RESEARCH
                                                                             HLS FUND             HLS FUND             HLS FUND
                                                                            SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (3)
                                                                         ------------------  -------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $      12,734,223    $      12,190,155   $         270,791
                                                                         ------------------  -------------------  ------------------
   Administrative charges..............................................            (34,321)             (28,386)                 --
   Mortality and expense risk charges..................................        (20,800,771)         (10,138,318)           (124,622)
                                                                         ------------------  -------------------  ------------------
     Total expenses....................................................        (20,835,092)         (10,166,704)           (124,622)
                                                                         ------------------  -------------------  ------------------
     Net investment income (loss)......................................         (8,100,869)           2,023,451             146,169
                                                                         ------------------  -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................        117,820,667           54,287,857           5,153,335
   Net realized gain distributions.....................................        214,458,205           84,523,661             665,376
   Change in unrealized appreciation (depreciation) during the period..       (237,799,990)         (65,948,144)         (4,846,840)
                                                                         ------------------  -------------------  ------------------
     Net gain (loss) on investments....................................         94,478,882           72,863,374             971,871
                                                                         ------------------  -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $      86,378,013    $      74,886,825   $       1,118,040
                                                                         ==================  ===================  ==================

                                                                             HARTFORD                                  HARTFORD
                                                                            HEALTHCARE         HARTFORD GLOBAL    DISCIPLINED EQUITY
                                                                             HLS FUND          GROWTH HLS FUND         HLS FUND
                                                                            SUB-ACCOUNT        SUB-ACCOUNT (3)        SUB-ACCOUNT
                                                                         ------------------  -------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $          96,206    $         388,998    $        568,827
                                                                         ------------------  -------------------  ------------------
   Administrative charges..............................................                 --                   --                  --
   Mortality and expense risk charges..................................           (610,798)          (1,308,993)         (1,435,403)
                                                                         ------------------  -------------------  ------------------
     Total expenses....................................................           (610,798)          (1,308,993)         (1,435,403)
                                                                         ------------------  -------------------  ------------------
     Net investment income (loss)......................................           (514,592)            (919,995)           (866,576)
                                                                         ------------------  -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................          3,971,627            5,310,298           9,910,454
   Net realized gain distributions.....................................          3,378,494                   --             877,701
   Change in unrealized appreciation (depreciation) during the period..          2,771,597             (306,223)          2,331,720
                                                                         ------------------  -------------------  ------------------
     Net gain (loss) on investments....................................         10,121,718            5,004,075          13,119,875
                                                                         ------------------  -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $       9,607,126    $       4,084,080   $       12,253,299
                                                                         ==================  ===================  ==================

                                                                                              HARTFORD GROWTH         HARTFORD
                                                                           HARTFORD GROWTH     OPPORTUNITIES         HIGH YIELD
                                                                              HLS FUND           HLS FUND             HLS FUND
                                                                           SUB-ACCOUNT (4)    SUB-ACCOUNT (4)        SUB-ACCOUNT
                                                                         ------------------  ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $          31,858   $         175,968    $       6,571,949
                                                                         ------------------  ------------------  -------------------
   Administrative charges..............................................                 --                  --                   --
   Mortality and expense risk charges..................................           (359,417)         (1,612,920)          (1,368,122)
                                                                         ------------------  ------------------  -------------------
     Total expenses....................................................           (359,417)         (1,612,920)          (1,368,122)
                                                                         ------------------  ------------------  -------------------
     Net investment income (loss)......................................           (327,559)         (1,436,952)           5,203,827
                                                                         ------------------  ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................          7,357,224           7,158,412           (1,025,188)
   Net realized gain distributions.....................................         14,457,121          20,512,370                   --
   Change in unrealized appreciation (depreciation) during the period..        (20,109,322)        (13,901,381)          (3,028,264)
                                                                         ------------------  ------------------  -------------------
     Net gain (loss) on investments....................................          1,705,023          13,769,401           (4,053,452)
                                                                         ------------------  ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $       1,377,464   $      12,332,449    $       1,150,375
                                                                         ==================  ==================  ===================


                                                                           HARTFORD INDEX
                                                                              HLS FUND
                                                                           SUB-ACCOUNT (5)
                                                                         ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $       2,434,807
                                                                         ------------------
   Administrative charges..............................................                 --
   Mortality and expense risk charges..................................         (1,811,108)
                                                                         ------------------
     Total expenses....................................................         (1,811,108)
                                                                         ------------------
     Net investment income (loss)......................................            623,699
                                                                         ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................         88,857,705
   Net realized gain distributions.....................................          7,610,750
   Change in unrealized appreciation (depreciation) during the period..        (92,648,553)
                                                                         ------------------
     Net gain (loss) on investments....................................          3,819,902
                                                                         ------------------
     Net increase (decrease) in net assets resulting from operations...  $       4,443,601
                                                                         ==================

(3) Effective June 23, 2014 Hartford Global Research HLS Fund merged with Hartford Global Growth HLS Fund.

(4) Effective June 23, 2014 Hartford Growth HLS Fund merged with Hartford Growth Opportunities HLS Fund.

(5) Effective October 20, 2014 Hartford Index HLS Fund merged with HIMCO VIT Index Fund.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-26

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-27

SEPARATE ACCOUNT TWO


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                              HARTFORD
                                                                            INTERNATIONAL        HARTFORD
                                                                            OPPORTUNITIES      SMALL/MID CAP       HARTFORD MIDCAP
                                                                              HLS FUND        EQUITY HLS FUND         HLS FUND
                                                                             SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $       5,233,312   $         347,621   $         164,974
                                                                         ------------------  ------------------  ------------------
   Administrative charges..............................................             (8,373)                 --                  --
   Mortality and expense risk charges..................................         (3,449,751)           (353,159)         (2,214,200)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................         (3,458,124)           (353,159)         (2,214,200)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................          1,775,188              (5,538)         (2,049,226)
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................         13,138,636           1,736,960          16,442,548
   Net realized gain distributions.....................................                 --           4,396,427          20,460,349
   Change in unrealized appreciation (depreciation) during the period..        (27,638,581)         (5,435,809)        (18,209,761)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................        (14,499,945)            697,578          18,693,136
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $     (12,724,757)  $         692,040   $      16,643,910
                                                                         ==================  ==================  ==================


                                                                                                 HARTFORD          HARTFORD SMALL
                                                                           HARTFORD MIDCAP    ULTRASHORT BOND          COMPANY
                                                                           VALUE HLS FUND        HLS FUND             HLS FUND
                                                                             SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $        757,254   $              --    $             --
                                                                         ------------------  ------------------  ------------------
   Administrative charges..............................................                 --              (3,845)             (1,892)
   Mortality and expense risk charges..................................         (1,857,076)         (1,498,463)         (1,440,874)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................         (1,857,076)         (1,502,308)         (1,442,766)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................         (1,099,822)         (1,502,308)         (1,442,766)
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................          8,572,958              67,894           9,063,630
   Net realized gain distributions.....................................         15,529,685                  --          18,295,911
   Change in unrealized appreciation (depreciation) during the period..        (15,209,956)             40,429         (20,508,507)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................          8,892,687             108,323           6,851,034
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $      7,792,865   $      (1,393,985)   $      5,408,268
                                                                         ==================  ==================  ==================

                                                                                                                     HARTFORD
                                                                                                                  U.S. GOVERNMENT
                                                                         HARTFORD SMALLCAP     HARTFORD STOCK       SECURITIES
                                                                          GROWTH HLS FUND         HLS FUND           HLS FUND
                                                                            SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $          36,949   $       9,917,083   $       2,740,105
                                                                         ------------------  ------------------  ------------------
   Administrative charges..............................................                 --              (8,597)                 --
   Mortality and expense risk charges..................................         (1,141,619)         (7,341,702)         (1,869,808)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................         (1,141,619)         (7,350,299)         (1,869,808)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................         (1,104,670)          2,566,784             870,297
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................          8,178,654          44,963,383          (1,568,266)
   Net realized gain distributions.....................................         13,355,632                  --                  --
   Change in unrealized appreciation (depreciation) during the period..        (17,932,181)          4,656,987           2,359,586
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................          3,602,105          49,620,370             791,320
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $       2,497,435   $      52,187,154   $       1,661,617
                                                                         ==================  ==================  ==================



                                                                           HARTFORD VALUE
                                                                              HLS FUND
                                                                             SUB-ACCOUNT
                                                                         ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $       1,378,192
                                                                         ------------------
   Administrative charges..............................................                 --
   Mortality and expense risk charges..................................         (1,481,590)
                                                                         ------------------
     Total expenses....................................................         (1,481,590)
                                                                         ------------------
     Net investment income (loss)......................................           (103,398)
                                                                         ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................          9,251,362
   Net realized gain distributions.....................................                 --
   Change in unrealized appreciation (depreciation) during the period..            (85,621)
                                                                         ------------------
     Net gain (loss) on investments....................................          9,165,741
                                                                         ------------------
     Net increase (decrease) in net assets resulting from operations...  $       9,062,343
                                                                         ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-28

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-29

SEPARATE ACCOUNT TWO


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                            HUNTINGTON VA       HUNTINGTON VA
                                                                               INCOME             DIVIDEND          HUNTINGTON VA
                                                                             EQUITY FUND        CAPTURE FUND         GROWTH FUND
                                                                           SUB-ACCOUNT (6)     SUB-ACCOUNT (6)     SUB-ACCOUNT (7)
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $         357,677   $         314,810   $           4,173
                                                                         ------------------  ------------------  ------------------
   Administrative charges..............................................                 --                  --                  --
   Mortality and expense risk charges..................................            (38,089)           (133,810)            (14,015)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................            (38,089)           (133,810)            (14,015)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................            319,588             181,000              (9,842)
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................            583,599             367,533          (1,072,459)
   Net realized gain distributions.....................................            153,544                  --           1,694,814
   Change in unrealized appreciation (depreciation) during the period..           (756,776)             (2,522)           (674,992)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................            (19,633)            365,011             (52,637)
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $         299,955   $         546,011   $         (62,479)
                                                                         ==================  ==================  ==================

                                                                           HUNTINGTON VA        HUNTINGTON VA
                                                                             MID CORP             ROTATING
                                                                           AMERICA FUND         MARKETS FUND
                                                                          SUB-ACCOUNT (8)      SUB-ACCOUNT (9)
                                                                         ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $          45,698    $           2,947
                                                                         ------------------  -------------------
   Administrative charges..............................................                 --                   --
   Mortality and expense risk charges..................................            (37,788)              (5,055)
                                                                         ------------------  -------------------
     Total expenses....................................................            (37,788)              (5,055)
                                                                         ------------------  -------------------
     Net investment income (loss)......................................              7,910               (2,108)
                                                                         ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................           (890,136)             (19,841)
   Net realized gain distributions.....................................          2,808,013              221,133
   Change in unrealized appreciation (depreciation) during the period..         (1,839,833)            (208,317)
                                                                         ------------------  -------------------
     Net gain (loss) on investments....................................             78,044               (7,025)
                                                                         ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $          85,954    $          (9,133)
                                                                         ==================  ===================

                                                                            HUNTINGTON VA        HUNTINGTON VA
                                                                            INTERNATIONAL          MORTGAGE
                                                                             EQUITY FUND        SECURITIES FUND
                                                                             SUB-ACCOUNT       SUB-ACCOUNT (10)
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $          13,641    $           7,311
                                                                         -------------------  -------------------
   Administrative charges..............................................                  --                   --
   Mortality and expense risk charges..................................             (10,199)              (1,219)
                                                                         -------------------  -------------------
     Total expenses....................................................             (10,199)              (1,219)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................               3,442                6,092
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              39,802               (5,676)
   Net realized gain distributions.....................................                  --                4,253
   Change in unrealized appreciation (depreciation) during the period..             (98,982)              (3,333)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................             (59,180)              (4,756)
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $         (55,738)   $           1,336
                                                                         ===================  ===================

                                                                                               BLACKROCK GLOBAL        BLACKROCK
                                                                            HUNTINGTON VA        OPPORTUNITIES         LARGE CAP
                                                                             SITUS FUND            V.I. FUND       GROWTH V.I. FUND
                                                                           SUB-ACCOUNT (8)        SUB-ACCOUNT         SUB-ACCOUNT
                                                                         -------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $            8,367   $             458   $             281
                                                                         -------------------  ------------------  ------------------
   Administrative charges..............................................                  --                  --                  --
   Mortality and expense risk charges..................................             (56,524)               (904)               (858)
                                                                         -------------------  ------------------  ------------------
     Total expenses....................................................             (56,524)               (904)               (858)
                                                                         -------------------  ------------------  ------------------
     Net investment income (loss)......................................             (48,157)               (446)               (577)
                                                                         -------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             118,807               1,722                 257
   Net realized gain distributions.....................................              86,246               1,499               6,857
   Change in unrealized appreciation (depreciation) during the period..            (384,739)             (5,696)               (756)
                                                                         -------------------  ------------------  ------------------
     Net gain (loss) on investments....................................            (179,686)             (2,475)              6,358
                                                                         -------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $         (227,843)  $          (2,921)  $           5,781
                                                                         ===================  ==================  ==================

(6) Effective June 23, 2014 Huntington VA Income Equity Fund merged with Huntington VA Dividend Capture Fund.

(7)   Effective May 16, 2014 Huntington VA Growth Fund was liquidated.

(8) Effective June 23, 2014 Huntington VA Mid Corp America Fund merged with Huntington VA Situs Fund.

(9) Effective May 16, 2014 Huntington VA Rotating Markets Fund was liquidated.

(10) Effective May 16, 2014 Huntington VA Mortgage Securities Fund was liquidated.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-30

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-31

SEPARATE ACCOUNT TWO


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------




                                                                                                 INVESCO V.I.
                                                                            UIF U.S. REAL         EQUITY AND
                                                                          ESTATE PORTFOLIO        INCOME FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $           5,886   $            7,763
                                                                         -------------------  -------------------
   Administrative charges..............................................                  --                   --
   Mortality and expense risk charges..................................              (5,929)              (6,393)
                                                                         -------------------  -------------------
     Total expenses....................................................              (5,929)              (6,393)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................                 (43)               1,370
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................               6,314               22,517
   Net realized gain distributions.....................................                  --               23,943
   Change in unrealized appreciation (depreciation) during the period..             105,043               (9,658)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................             111,357               36,802
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $         111,314   $           38,172
                                                                         ===================  ===================

                                                                                               COLUMBIA VARIABLE
                                                                                                 PORTFOLIO --
                                                                                                    MARSICO
                                                                             UIF MID CAP         INTERNATIONAL
                                                                          GROWTH PORTFOLIO    OPPORTUNITIES FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $              --   $            2,205
                                                                         -------------------  -------------------
   Administrative charges..............................................                  --               (4,157)
   Mortality and expense risk charges..................................              (6,913)            (121,676)
                                                                         -------------------  -------------------
     Total expenses....................................................              (6,913)            (125,833)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................              (6,913)            (123,628)
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              12,642              549,147
   Net realized gain distributions.....................................              78,647                   --
   Change in unrealized appreciation (depreciation) during the period..             (84,951)          (1,016,956)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................               6,338             (467,809)
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $            (575)  $         (591,437)
                                                                         ===================  ===================


                                                                          COLUMBIA VARIABLE
                                                                            PORTFOLIO --       COLUMBIA VARIABLE
                                                                           MARSICO FOCUSED    PORTFOLIO -- ASSET
                                                                            EQUITIES FUND       ALLOCATION FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $         110,179   $           67,831
                                                                         -------------------  -------------------
   Administrative charges..............................................              (5,447)                  --
   Mortality and expense risk charges..................................            (297,624)             (38,595)
                                                                         -------------------  -------------------
     Total expenses....................................................            (303,071)             (38,595)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................            (192,892)              29,236
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................           1,083,212               (1,391)
   Net realized gain distributions.....................................           3,544,619               60,415
   Change in unrealized appreciation (depreciation) during the period..          (2,158,136)             137,404
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................           2,469,695              196,428
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $       2,276,803   $          225,664
                                                                         ===================  ===================


                                                                          COLUMBIA VARIABLE    COLUMBIA VARIABLE
                                                                            PORTFOLIO --         PORTFOLIO --
                                                                               MARSICO           MARSICO 21ST
                                                                             GROWTH FUND         CENTURY FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $          31,029   $               --
                                                                         -------------------  -------------------
   Administrative charges..............................................              (3,450)              (1,286)
   Mortality and expense risk charges..................................            (207,952)             (48,077)
                                                                         -------------------  -------------------
     Total expenses....................................................            (211,402)             (49,363)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................            (180,373)             (49,363)
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................           1,840,174              323,675
   Net realized gain distributions.....................................           2,168,128              145,150
   Change in unrealized appreciation (depreciation) during the period..          (2,716,982)            (176,214)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................           1,291,320              292,611
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $       1,110,947   $          243,248
                                                                         ===================  ===================


                                                                          COLUMBIA VARIABLE    COLUMBIA VARIABLE
                                                                            PORTFOLIO --         PORTFOLIO --
                                                                              DIVIDEND              INCOME
                                                                          OPPORTUNITY FUND    OPPORTUNITIES FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $              --   $               --
                                                                         -------------------  -------------------
   Administrative charges..............................................                  --               (1,137)
   Mortality and expense risk charges..................................            (138,556)             (97,470)
                                                                         -------------------  -------------------
     Total expenses....................................................            (138,556)             (98,607)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................            (138,556)             (98,607)
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             636,691              (56,973)
   Net realized gain distributions.....................................                  --                   --
   Change in unrealized appreciation (depreciation) during the period..             210,943              312,553
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................             847,634              255,580
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $         709,078   $          156,973
                                                                         ===================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-32

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-33

SEPARATE ACCOUNT TWO


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                          COLUMBIA VARIABLE
                                                                            PORTFOLIO --
                                                                           MID CAP GROWTH         OPPENHEIMER
                                                                          OPPORTUNITY FUND      GLOBAL FUND/VA
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $              --    $           7,543
                                                                         -------------------  -------------------
   Administrative charges..............................................              (1,379)                  --
   Mortality and expense risk charges..................................            (115,824)             (11,137)
                                                                         -------------------  -------------------
     Total expenses....................................................            (117,203)             (11,137)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................            (117,203)              (3,594)
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             369,436               17,322
   Net realized gain distributions.....................................                  --               39,689
   Change in unrealized appreciation (depreciation) during the period..             118,591              (49,083)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................             488,027                7,928
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $         370,824    $           4,334
                                                                         ===================  ===================


                                                                              PUTNAM VT
                                                                              SMALL CAP        PIMCO VIT REAL       PIONEER FUND
                                                                             VALUE FUND       RETURN PORTFOLIO      VCT PORTFOLIO
                                                                             SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                                                         ------------------  ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           2,110   $          16,578   $          114,753
                                                                         ------------------  ------------------  -------------------
   Administrative charges..............................................                 --                  --                   --
   Mortality and expense risk charges..................................             (5,346)            (14,584)            (194,733)
                                                                         ------------------  ------------------  -------------------
     Total expenses....................................................             (5,346)            (14,584)            (194,733)
                                                                         ------------------  ------------------  -------------------
     Net investment income (loss)......................................             (3,236)              1,994              (79,980)
                                                                         ------------------  ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             (7,107)             (2,957)             729,030
   Net realized gain distributions.....................................            104,430                  --              910,338
   Change in unrealized appreciation (depreciation) during the period..            (90,189)             26,007             (442,487)
                                                                         ------------------  ------------------  -------------------
     Net gain (loss) on investments....................................              7,134              23,050            1,196,881
                                                                         ------------------  ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $           3,898   $          25,044   $        1,116,901
                                                                         ==================  ==================  ===================


                                                                           PIONEER MID CAP
                                                                              VALUE VCT         JENNISON 20/20
                                                                              PORTFOLIO         FOCUS PORTFOLIO
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $           1,772    $              --
                                                                         -------------------  -------------------
   Administrative charges..............................................                  --                   --
   Mortality and expense risk charges..................................              (3,386)              (1,797)
                                                                         -------------------  -------------------
     Total expenses....................................................              (3,386)              (1,797)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................              (1,614)              (1,797)
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................               4,837               20,553
   Net realized gain distributions.....................................              36,373                   --
   Change in unrealized appreciation (depreciation) during the period..              (7,999)             (13,012)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................              33,211                7,541
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $           31,597    $           5,744
                                                                         ===================  ===================



                                                                                                  PRUDENTIAL
                                                                         JENNISON PORTFOLIO     VALUE PORTFOLIO
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $              --   $              --
                                                                         -------------------  ------------------
   Administrative charges..............................................                  --                  --
   Mortality and expense risk charges..................................              (8,565)             (7,497)
                                                                         -------------------  ------------------
     Total expenses....................................................              (8,565)             (7,497)
                                                                         -------------------  ------------------
     Net investment income (loss)......................................              (8,565)             (7,497)
                                                                         -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................               6,744             (12,744)
   Net realized gain distributions.....................................                  --                  --
   Change in unrealized appreciation (depreciation) during the period..              49,175              53,347
                                                                         -------------------  ------------------
     Net gain (loss) on investments....................................              55,919              40,603
                                                                         -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $          47,354   $          33,106
                                                                         ===================  ==================


                                                                          PRUDENTIAL SERIES
                                                                          SP INTERNATIONAL
                                                                          GROWTH PORTFOLIO
                                                                             SUB-ACCOUNT
                                                                         -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $               --
                                                                         -------------------
   Administrative charges..............................................                  --
   Mortality and expense risk charges..................................                (945)
                                                                         -------------------
     Total expenses....................................................                (945)
                                                                         -------------------
     Net investment income (loss)......................................                (945)
                                                                         -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................               1,980
   Net realized gain distributions.....................................                  --
   Change in unrealized appreciation (depreciation) during the period..              (6,044)
                                                                         -------------------
     Net gain (loss) on investments....................................              (4,064)
                                                                         -------------------
     Net increase (decrease) in net assets resulting from operations...  $           (5,009)
                                                                         ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-34

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-35

SEPARATE ACCOUNT TWO


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                                  LEGG MASON
                                                                           ROYCE SMALL-CAP        CLEARBRIDGE
                                                                              PORTFOLIO        APPRECIATION FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $             904   $           2,075
                                                                         -------------------  ------------------
   Administrative charges..............................................                  --                  --
   Mortality and expense risk charges..................................             (11,885)             (2,270)
                                                                         -------------------  ------------------
     Total expenses....................................................             (11,885)             (2,270)
                                                                         -------------------  ------------------
     Net investment income (loss)......................................             (10,981)               (195)
                                                                         -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              99,832               1,433
   Net realized gain distributions.....................................              83,330               8,204
   Change in unrealized appreciation (depreciation) during the period..            (167,379)             11,743
                                                                         -------------------  ------------------
     Net gain (loss) on investments....................................              15,783              21,380
                                                                         -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $           4,802   $          21,185
                                                                         ===================  ==================

                                                                          VICTORY VARIABLE
                                                                              INSURANCE
                                                                             DIVERSIFIED         INVESCO V.I.
                                                                             STOCK FUND          COMSTOCK FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $            4,599   $            2,761
                                                                         -------------------  -------------------
   Administrative charges..............................................                  --                   --
   Mortality and expense risk charges..................................              (6,873)              (2,962)
                                                                         -------------------  -------------------
     Total expenses....................................................              (6,873)              (2,962)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................              (2,274)                (201)
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              23,582               11,871
   Net realized gain distributions.....................................                  --                   --
   Change in unrealized appreciation (depreciation) during the period..              20,944                4,131
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................              44,526               16,002
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $           42,252   $           15,801
                                                                         ===================  ===================

                                                                                                 WELLS FARGO          WELLS FARGO
                                                                            INVESCO V.I.        ADVANTAGE VT         ADVANTAGE VT
                                                                              AMERICAN           INDEX ASSET         TOTAL RETURN
                                                                           FRANCHISE FUND      ALLOCATION FUND         BOND FUND
                                                                             SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $             527   $             193   $             152
                                                                         -------------------  ------------------  ------------------
   Administrative charges..............................................                  --                  --                  --
   Mortality and expense risk charges..................................             (17,852)               (240)               (206)
                                                                         -------------------  ------------------  ------------------
     Total expenses....................................................             (17,852)               (240)               (206)
                                                                         -------------------  ------------------  ------------------
     Net investment income (loss)......................................             (17,325)                (47)                (54)
                                                                         -------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              95,306                  60                   4
   Net realized gain distributions.....................................                  --                  --                  --
   Change in unrealized appreciation (depreciation) during the period..               7,555               1,853                 449
                                                                         -------------------  ------------------  ------------------
     Net gain (loss) on investments....................................             102,861               1,913                 453
                                                                         -------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $          85,536   $           1,866   $             399
                                                                         ===================  ==================  ==================

                                                                             WELLS FARGO          WELLS FARGO
                                                                            ADVANTAGE VT         ADVANTAGE VT
                                                                              INTRINSIC          INTERNATIONAL
                                                                             VALUE FUND           EQUITY FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $               18    $         177,460
                                                                         -------------------  -------------------
   Administrative charges..............................................                  --                   --
   Mortality and expense risk charges..................................                 (39)             (95,643)
                                                                         -------------------  -------------------
     Total expenses....................................................                 (39)             (95,643)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................                 (21)              81,817
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                  40              153,847
   Net realized gain distributions.....................................                  --              138,949
   Change in unrealized appreciation (depreciation) during the period..                 172             (838,352)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................                 212             (545,556)
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $              191    $        (463,739)
                                                                         ===================  ===================

                                                                             WELLS FARGO
                                                                            ADVANTAGE VT
                                                                              SMALL CAP
                                                                             GROWTH FUND
                                                                             SUB-ACCOUNT
                                                                         -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $              --
                                                                         -------------------
   Administrative charges..............................................                  --
   Mortality and expense risk charges..................................             (47,506)
                                                                         -------------------
     Total expenses....................................................             (47,506)
                                                                         -------------------
     Net investment income (loss)......................................             (47,506)
                                                                         -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             287,753
   Net realized gain distributions.....................................             298,299
   Change in unrealized appreciation (depreciation) during the period..            (687,241)
                                                                         -------------------
     Net gain (loss) on investments....................................            (101,189)
                                                                         -------------------
     Net increase (decrease) in net assets resulting from operations...   $        (148,695)
                                                                         ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-36

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-37

SEPARATE ACCOUNT TWO


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONCLUDED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                             WELLS FARGO
                                                                            ADVANTAGE VT          WELLS FARGO
                                                                              SMALL CAP          ADVANTAGE VT
                                                                             VALUE FUND        OPPORTUNITY FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           31,683   $           12,524
                                                                         -------------------  -------------------
   Administrative charges..............................................                  --                   --
   Mortality and expense risk charges..................................             (85,435)             (61,285)
                                                                         -------------------  -------------------
     Total expenses....................................................             (85,435)             (61,285)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................             (53,752)             (48,761)
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             444,882              589,740
   Net realized gain distributions.....................................                  --                   --
   Change in unrealized appreciation (depreciation) during the period..            (214,307)            (142,523)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................             230,575              447,217
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $          176,823   $          398,456
                                                                         ===================  ===================


                                                                              HIMCO VIT
                                                                             INDEX FUND
                                                                             SUB-ACCOUNT
                                                                               (5)(11)
                                                                         ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              --
                                                                         ------------------
   Administrative charges..............................................                 --
   Mortality and expense risk charges..................................           (466,413)
                                                                         ------------------
     Total expenses....................................................           (466,413)
                                                                         ------------------
     Net investment income (loss)......................................           (466,413)
                                                                         ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................            464,970
   Net realized gain distributions.....................................                 --
   Change in unrealized appreciation (depreciation) during the period..         15,298,384
                                                                         ------------------
     Net gain (loss) on investments....................................         15,763,354
                                                                         ------------------
     Net increase (decrease) in net assets resulting from operations...  $      15,296,941
                                                                         ==================

(5) Effective October 20, 2014 Hartford Index HLS Fund merged with HIMCO VIT Index Fund.

(11)  Funded as of October 17, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-38

---------------------------------------------------------------------------
[This page intentionally left blank]



--------------------------------------------------------------------------------
                                    SA-39

SEPARATE ACCOUNT TWO


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                  AMERICAN
                                                                                CENTURY(R) VP      ALLIANCEBERNSTEIN
                                                                                   CAPITAL         VPS INTERNATIONAL
                                                                              APPRECIATION FUND     VALUE PORTFOLIO
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $         (53,838)  $            6,671
   Net realized gain (loss) on security transactions.......................             204,769              (76,187)
   Net realized gain distributions.........................................             910,537                   --
   Change in unrealized appreciation (depreciation) during the period......            (780,364)              39,392
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             281,104              (30,124)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              40,032                4,828
   Net transfers...........................................................             222,720              (33,682)
   Surrenders for benefit payments and fees................................            (701,565)            (145,260)
   Other transactions......................................................                 (15)                   2
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  (2)                  --
   Net annuity transactions................................................                (681)                  --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (439,511)            (174,112)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................            (158,407)            (204,236)

NET ASSETS:
   Beginning of period.....................................................           4,375,776              441,922
                                                                             -------------------  -------------------
   End of period...........................................................   $       4,217,369   $          237,686
                                                                             ===================  ===================



                                                                              INVESCO V.I. CORE    INVESCO V.I. HIGH
                                                                                 EQUITY FUND          YIELD FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $          (19,637)   $          59,297
   Net realized gain (loss) on security transactions.......................             245,478              (40,621)
   Net realized gain distributions.........................................              16,521                   --
   Change in unrealized appreciation (depreciation) during the period......              (4,178)             (12,350)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             238,184                6,326
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              11,345                   60
   Net transfers...........................................................            (339,852)             104,710
   Surrenders for benefit payments and fees................................            (455,964)            (188,127)
   Other transactions......................................................               1,666                  202
   Death benefits..........................................................             (34,296)             (15,439)
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................              29,592                9,263
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (787,509)             (89,331)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................            (549,325)             (83,005)

NET ASSETS:
   Beginning of period.....................................................           3,973,014            2,015,042
                                                                             -------------------  -------------------
   End of period...........................................................  $        3,423,689    $       1,932,037
                                                                             ===================  ===================


                                                                                                   ALLIANCEBERNSTEIN
                                                                             INVESCO V.I. MONEY     VPS GROWTH AND
                                                                                 MARKET FUND       INCOME PORTFOLIO
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $         (277,233)   $          (5,043)
   Net realized gain (loss) on security transactions.......................                  --               44,847
   Net realized gain distributions.........................................                  --                   --
   Change in unrealized appreciation (depreciation) during the period......                  --               96,988
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........            (277,233)             136,792
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             134,931                  480
   Net transfers...........................................................          38,372,502              (18,404)
   Surrenders for benefit payments and fees................................         (31,106,043)            (307,575)
   Other transactions......................................................                 389                   (7)
   Death benefits..........................................................            (219,556)             (78,898)
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................              10,725               41,009
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..           7,192,948             (363,395)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................           6,915,715             (226,603)

NET ASSETS:
   Beginning of period.....................................................          12,062,873            2,051,418
                                                                             -------------------  -------------------
   End of period...........................................................  $       18,978,588    $       1,824,815
                                                                             ===================  ===================


                                                                              ALLIANCEBERNSTEIN
                                                                              VPS INTERMEDIATE      AMERICAN FUNDS
                                                                               BOND PORTFOLIO         GROWTH FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           39,859   $           (1,625)
   Net realized gain (loss) on security transactions.......................              (8,075)              18,606
   Net realized gain distributions.........................................              30,646               14,198
   Change in unrealized appreciation (depreciation) during the period......              45,993              (14,229)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             108,423               16,950
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                  60                  495
   Net transfers...........................................................             930,040              (12,999)
   Surrenders for benefit payments and fees................................            (628,745)             (51,897)
   Other transactions......................................................                   4                    1
   Death benefits..........................................................             (25,606)                  --
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................             248,256                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             524,009              (64,400)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             632,432              (47,450)

NET ASSETS:
   Beginning of period.....................................................           2,220,381              325,243
                                                                             -------------------  -------------------
   End of period...........................................................  $        2,852,813   $          277,793
                                                                             ===================  ===================

                                                                              STERLING CAPITAL
                                                                                EQUITY INCOME     STERLING CAPITAL
                                                                                  VARIABLE             SPECIAL
                                                                               INSURANCE FUND     OPPORTUNITIES VIF
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $          74,260   $         (108,513)
   Net realized gain (loss) on security transactions.......................           (187,230)             539,414
   Net realized gain distributions.........................................                 --            1,061,013
   Change in unrealized appreciation (depreciation) during the period......            425,985             (408,959)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........            313,015            1,082,955
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            127,729               43,827
   Net transfers...........................................................           (321,547)              75,480
   Surrenders for benefit payments and fees................................         (1,883,508)            (901,533)
   Other transactions......................................................                 (9)                   1
   Death benefits..........................................................           (295,972)            (420,881)
   Net loan activity.......................................................                 --                   --
   Net annuity transactions................................................             55,125               (2,699)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..         (2,318,182)          (1,205,805)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................         (2,005,167)            (122,850)

NET ASSETS:
   Beginning of period.....................................................         13,387,541            7,832,632
                                                                             ------------------  -------------------
   End of period...........................................................  $      11,382,374   $        7,709,782
                                                                             ==================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-40

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-41

SEPARATE ACCOUNT TWO


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                              STERLING CAPITAL
                                                                                TOTAL RETURN        CALVERT VP SRI
                                                                                  BOND VIF        BALANCED PORTFOLIO
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           33,055    $           4,154
   Net realized gain (loss) on security transactions.......................             (14,799)              78,718
   Net realized gain distributions.........................................              26,171               96,274
   Change in unrealized appreciation (depreciation) during the period......              33,752              (68,694)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              78,179              110,452
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                  --                2,766
   Net transfers...........................................................             193,002               79,636
   Surrenders for benefit payments and fees................................            (242,162)            (199,182)
   Other transactions......................................................                 173                    5
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  --                   (2)
   Net annuity transactions................................................             (33,189)             (18,059)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             (82,176)            (134,836)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................              (3,997)             (24,384)

NET ASSETS:
   Beginning of period.....................................................           2,143,292            1,460,961
                                                                             -------------------  -------------------
   End of period...........................................................  $        2,139,295    $       1,436,577
                                                                             ===================  ===================

                                                                              COLUMBIA VARIABLE       WELLS FARGO
                                                                             PORTFOLIO -- SMALL      ADVANTAGE VT
                                                                                   COMPANY               OMEGA
                                                                                 GROWTH FUND          GROWTH FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $          (71,392)  $          (46,127)
   Net realized gain (loss) on security transactions.......................             264,444              250,845
   Net realized gain distributions.........................................              74,713              586,621
   Change in unrealized appreciation (depreciation) during the period......            (618,799)            (725,664)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........            (351,034)              65,675
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              33,605                  300
   Net transfers...........................................................            (299,223)            (173,393)
   Surrenders for benefit payments and fees................................            (632,189)            (621,454)
   Other transactions......................................................                 (33)                   4
   Death benefits..........................................................             (50,455)              (7,552)
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................              (2,884)                (617)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (951,179)            (802,712)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................          (1,302,213)            (737,037)

NET ASSETS:
   Beginning of period.....................................................           5,334,295            3,604,415
                                                                             -------------------  -------------------
   End of period...........................................................  $        4,032,082   $        2,867,378
                                                                             ===================  ===================


                                                                              FIDELITY(R) VIP
                                                                               ASSET MANAGER       FIDELITY(R) VIP
                                                                                 PORTFOLIO        GROWTH PORTFOLIO
                                                                                SUB-ACCOUNT          SUB-ACCOUNT
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           2,404   $          (77,113)
   Net realized gain (loss) on security transactions.......................             43,428              911,287
   Net realized gain distributions.........................................             87,236                   --
   Change in unrealized appreciation (depreciation) during the period......            (49,681)            (149,745)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             83,387              684,429
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              5,644               33,100
   Net transfers...........................................................            (12,451)              99,834
   Surrenders for benefit payments and fees................................           (437,105)          (1,520,458)
   Other transactions......................................................                  3                   11
   Death benefits..........................................................                 --                   --
   Net loan activity.......................................................                 --                   (4)
   Net annuity transactions................................................                 --                 (537)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..           (443,909)          (1,388,054)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................           (360,522)            (703,625)

NET ASSETS:
   Beginning of period.....................................................          1,940,307            7,588,914
                                                                             ------------------  -------------------
   End of period...........................................................  $       1,579,785   $        6,885,289
                                                                             ==================  ===================


                                                                               FIDELITY(R) VIP
                                                                                 CONTRAFUND         FIDELITY(R) VIP
                                                                                  PORTFOLIO       OVERSEAS PORTFOLIO
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $         (43,675)  $           (1,950)
   Net realized gain (loss) on security transactions.......................           1,376,881               45,400
   Net realized gain distributions.........................................             227,098                  511
   Change in unrealized appreciation (depreciation) during the period......            (369,153)            (220,082)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........           1,191,151             (176,121)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              65,070               11,393
   Net transfers...........................................................             (69,172)              49,051
   Surrenders for benefit payments and fees................................          (2,106,994)            (519,908)
   Other transactions......................................................                  (5)                   2
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  (3)                  --
   Net annuity transactions................................................                 (49)                  --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..          (2,111,153)            (459,462)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................            (920,002)            (635,583)

NET ASSETS:
   Beginning of period.....................................................          12,618,132            2,051,973
                                                                             -------------------  -------------------
   End of period...........................................................   $      11,698,130   $        1,416,390
                                                                             ===================  ===================


                                                                               FIDELITY(R) VIP     FIDELITY(R) VIP
                                                                                FREEDOM 2020        FREEDOM 2030
                                                                                  PORTFOLIO           PORTFOLIO
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             -------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $             (334)  $              56
   Net realized gain (loss) on security transactions.......................              30,224               1,232
   Net realized gain distributions.........................................               8,811               1,459
   Change in unrealized appreciation (depreciation) during the period......             (26,078)             (1,399)
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........              12,623               1,348
                                                                             -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                  --                 593
   Net transfers...........................................................              64,420              (8,318)
   Surrenders for benefit payments and fees................................             (97,113)             (7,080)
   Other transactions......................................................                  --                  --
   Death benefits..........................................................                  --                  --
   Net loan activity.......................................................                  --                  --
   Net annuity transactions................................................                  --                  --
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..             (32,693)            (14,805)
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets...................................             (20,070)            (13,457)

NET ASSETS:
   Beginning of period.....................................................             501,158              94,599
                                                                             -------------------  ------------------
   End of period...........................................................  $          481,088   $          81,142
                                                                             ===================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-42

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-43

SEPARATE ACCOUNT TWO


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                               FIDELITY(R) VIP      FIDELITY(R) VIP
                                                                                FREEDOM 2015         FREEDOM 2025
                                                                                  PORTFOLIO            PORTFOLIO
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $            1,051    $           4,351
   Net realized gain (loss) on security transactions.......................                 959                1,496
   Net realized gain distributions.........................................               9,908                7,291
   Change in unrealized appreciation (depreciation) during the period......               6,010               (4,923)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              17,928                8,215
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................               1,900                9,730
   Net transfers...........................................................                  --              430,111
   Surrenders for benefit payments and fees................................                (134)             (35,469)
   Other transactions......................................................                  --                   13
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..               1,766              404,385
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................              19,694              412,600

NET ASSETS:
   Beginning of period.....................................................             567,535              197,289
                                                                             -------------------  -------------------
   End of period...........................................................  $          587,229    $         609,889
                                                                             ===================  ===================

                                                                               FIDELITY(R) VIP     FIDELITY(R) VIP
                                                                               FREEDOM INCOME       FUNDSMANAGER
                                                                                  PORTFOLIO         20% PORTFOLIO
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             -------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................   $             (91)  $             (11)
   Net realized gain (loss) on security transactions.......................                 509                   9
   Net realized gain distributions.........................................                 198                 122
   Change in unrealized appreciation (depreciation) during the period......                 (49)                134
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........                 567                 254
                                                                             -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................               1,700                  --
   Net transfers...........................................................                  --                  --
   Surrenders for benefit payments and fees................................             (18,960)                 (5)
   Other transactions......................................................                  --                  --
   Death benefits..........................................................                  --                  --
   Net loan activity.......................................................                  --                  --
   Net annuity transactions................................................                  --                  --
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..             (17,260)                 (5)
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets...................................             (16,693)                249

NET ASSETS:
   Beginning of period.....................................................              24,694               9,456
                                                                             -------------------  ------------------
   End of period...........................................................   $           8,001   $           9,705
                                                                             ===================  ==================

                                                                              FIDELITY(R) VIP      FIDELITY(R) VIP
                                                                               FUNDSMANAGER         FUNDSMANAGER
                                                                               50% PORTFOLIO        70% PORTFOLIO
                                                                              SUB-ACCOUNT (1)        SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $            (259)  $             (44)
   Net realized gain (loss) on security transactions.......................              5,122                  34
   Net realized gain distributions.........................................                 25                 153
   Change in unrealized appreciation (depreciation) during the period......             (4,003)                580
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........                885                 723
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                 --                 224
   Net transfers...........................................................            (33,705)                 --
   Surrenders for benefit payments and fees................................                 (2)                (10)
   Other transactions......................................................                 --                  --
   Death benefits..........................................................                 --                  --
   Net loan activity.......................................................                 --                  --
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (33,707)                214
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................            (32,822)                937

NET ASSETS:
   Beginning of period.....................................................             32,822              18,955
                                                                             ------------------  ------------------
   End of period...........................................................  $              --   $          19,892
                                                                             ==================  ==================

                                                                               FIDELITY(R) VIP
                                                                                FUNDSMANAGER        FRANKLIN INCOME
                                                                                85% PORTFOLIO          VIP FUND
                                                                                 SUB-ACCOUNT        SUB-ACCOUNT (2)
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $              118   $           76,565
   Net realized gain (loss) on security transactions.......................                   1               25,718
   Net realized gain distributions.........................................                 291                   --
   Change in unrealized appreciation (depreciation) during the period......                (540)             (28,404)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........                (130)              73,879
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                 223                  886
   Net transfers...........................................................              27,888               13,078
   Surrenders for benefit payments and fees................................                  (3)            (356,252)
   Other transactions......................................................                  --                    3
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              28,108             (342,285)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................              27,978             (268,406)

NET ASSETS:
   Beginning of period.....................................................               1,176            2,098,156
                                                                             -------------------  -------------------
   End of period...........................................................  $           29,154   $        1,829,750
                                                                             ===================  ===================

                                                                                                    HARTFORD TOTAL
                                                                              HARTFORD BALANCED       RETURN BOND
                                                                                  HLS FUND             HLS FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $       3,364,984    $       6,601,673
   Net realized gain (loss) on security transactions.......................          57,770,420            3,067,998
   Net realized gain distributions.........................................                  --                   --
   Change in unrealized appreciation (depreciation) during the period......          17,844,789            7,570,602
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........          78,980,193           17,240,273
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................           5,562,459            2,263,876
   Net transfers...........................................................          (2,156,998)           3,366,064
   Surrenders for benefit payments and fees................................        (151,165,927)         (68,435,211)
   Other transactions......................................................              56,481                9,304
   Death benefits..........................................................         (27,802,612)          (9,207,595)
   Net loan activity.......................................................                  --                   (2)
   Net annuity transactions................................................           5,587,337            2,831,335
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..        (169,919,260)         (69,172,229)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................         (90,939,067)         (51,931,956)

NET ASSETS:
   Beginning of period.....................................................       1,047,240,329          422,212,220
                                                                             -------------------  -------------------
   End of period...........................................................   $     956,301,262    $     370,280,264
                                                                             ===================  ===================

(1)   Not funded as of December 31, 2014

(2)   Formerly Franklin Income Securities Fund. Change effective May 1, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-44

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-45

SEPARATE ACCOUNT TWO


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                               HARTFORD CAPITAL     HARTFORD DIVIDEND
                                                                                 APPRECIATION          AND GROWTH
                                                                                   HLS FUND             HLS FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $      (8,100,869)   $       2,023,451
   Net realized gain (loss) on security transactions.........................        117,820,667           54,287,857
   Net realized gain distributions...........................................        214,458,205           84,523,661
   Change in unrealized appreciation (depreciation) during the period........       (237,799,990)         (65,948,144)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........         86,378,013           74,886,825
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          7,392,259            4,127,258
   Net transfers.............................................................        (24,551,206)          (6,361,759)
   Surrenders for benefit payments and fees..................................       (207,956,774)        (112,634,996)
   Other transactions........................................................              8,567               28,052
   Death benefits............................................................        (27,375,664)         (14,002,801)
   Net loan activity.........................................................                 (9)                  (4)
   Net annuity transactions..................................................          5,104,300            3,487,364
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....       (247,378,527)        (125,356,886)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................       (161,000,514)         (50,470,061)

NET ASSETS:
   Beginning of period.......................................................      1,628,087,321          733,690,562
                                                                               ------------------  -------------------
   End of period.............................................................  $   1,467,086,807    $     683,220,501
                                                                               ==================  ===================

                                                                                 HARTFORD GLOBAL       HARTFORD
                                                                                    RESEARCH          HEALTHCARE
                                                                                    HLS FUND           HLS FUND
                                                                                 SUB-ACCOUNT (3)      SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         146,169   $        (514,592)
   Net realized gain (loss) on security transactions.........................          5,153,335           3,971,627
   Net realized gain distributions...........................................            665,376           3,378,494
   Change in unrealized appreciation (depreciation) during the period........         (4,846,840)          2,771,597
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........          1,118,040           9,607,126
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             62,708              17,645
   Net transfers.............................................................        (17,854,969)         (1,077,792)
   Surrenders for benefit payments and fees..................................           (862,980)         (5,612,678)
   Other transactions........................................................                174               1,425
   Death benefits............................................................            (99,619)           (447,077)
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................            (65,966)            266,820
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....        (18,820,652)         (6,851,657)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................        (17,702,612)          2,755,469

NET ASSETS:
   Beginning of period.......................................................         17,702,612          41,176,682
                                                                               ------------------  ------------------
   End of period.............................................................  $              --   $      43,932,151
                                                                               ==================  ==================

                                                                                                         HARTFORD
                                                                                 HARTFORD GLOBAL    DISCIPLINED EQUITY
                                                                                 GROWTH HLS FUND         HLS FUND
                                                                                 SUB-ACCOUNT (3)        SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $        (919,995)   $       (866,576)
   Net realized gain (loss) on security transactions.........................           5,310,298           9,910,454
   Net realized gain distributions...........................................                  --             877,701
   Change in unrealized appreciation (depreciation) during the period........            (306,223)          2,331,720
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           4,084,080          12,253,299
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             581,791             675,860
   Net transfers.............................................................          16,764,701            (647,670)
   Surrenders for benefit payments and fees..................................         (12,616,557)        (15,499,845)
   Other transactions........................................................               1,861               3,090
   Death benefits............................................................          (1,395,228)         (2,104,863)
   Net loan activity.........................................................                  --                  --
   Net annuity transactions..................................................             507,367             656,758
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           3,843,935         (16,916,670)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................           7,928,015          (4,663,371)

NET ASSETS:
   Beginning of period.......................................................          83,486,826          97,256,674
                                                                               -------------------  ------------------
   End of period.............................................................   $      91,414,841    $     92,593,303
                                                                               ===================  ==================

                                                                                                    HARTFORD GROWTH
                                                                                 HARTFORD GROWTH     OPPORTUNITIES
                                                                                    HLS FUND           HLS FUND
                                                                                 SUB-ACCOUNT (4)    SUB-ACCOUNT (4)
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $        (327,559)  $      (1,436,952)
   Net realized gain (loss) on security transactions.........................          7,357,224           7,158,412
   Net realized gain distributions...........................................         14,457,121          20,512,370
   Change in unrealized appreciation (depreciation) during the period........        (20,109,322)        (13,901,381)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........          1,377,464          12,332,449
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            251,893             801,715
   Net transfers.............................................................        (49,012,083)         48,815,689
   Surrenders for benefit payments and fees..................................         (4,234,955)        (17,479,187)
   Other transactions........................................................             13,630               9,077
   Death benefits............................................................           (432,457)         (1,813,086)
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................           (373,489)            565,247
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....        (53,787,461)         30,899,455
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................        (52,409,997)         43,231,904

NET ASSETS:
   Beginning of period.......................................................         52,409,997          84,274,998
                                                                               ------------------  ------------------
   End of period.............................................................  $              --   $     127,506,902
                                                                               ==================  ==================

                                                                                    HARTFORD
                                                                                   HIGH YIELD         HARTFORD INDEX
                                                                                    HLS FUND             HLS FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT (5)
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $       5,203,827   $         623,699
   Net realized gain (loss) on security transactions.........................          (1,025,188)         88,857,705
   Net realized gain distributions...........................................                  --           7,610,750
   Change in unrealized appreciation (depreciation) during the period........          (3,028,264)        (92,648,553)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           1,150,375           4,443,601
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             662,881             514,107
   Net transfers.............................................................          (1,395,712)       (162,856,094)
   Surrenders for benefit payments and fees..................................         (16,232,283)        (17,979,917)
   Other transactions........................................................                 486               1,567
   Death benefits............................................................          (1,791,154)         (1,812,135)
   Net loan activity.........................................................                  --                 (12)
   Net annuity transactions..................................................             390,169          (2,757,256)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....         (18,365,613)       (184,889,740)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................         (17,215,238)       (180,446,139)

NET ASSETS:
   Beginning of period.......................................................          95,403,790         180,446,139
                                                                               -------------------  ------------------
   End of period.............................................................   $      78,188,552   $              --
                                                                               ===================  ==================

(3) Effective June 23, 2014 Hartford Global Research HLS Fund merged with Hartford Global Growth HLS Fund.

(4) Effective June 23, 2014 Hartford Growth HLS Fund merged with Hartford Growth Opportunities HLS Fund.

(5) Effective October 20, 2014 Hartford Index HLS Fund merged with HIMCO VIT Index Fund.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-46

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-47

SEPARATE ACCOUNT TWO


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                    HARTFORD
                                                                                  INTERNATIONAL         HARTFORD
                                                                                  OPPORTUNITIES       SMALL/MID CAP
                                                                                    HLS FUND         EQUITY HLS FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $       1,775,188   $          (5,538)
   Net realized gain (loss) on security transactions.........................         13,138,636           1,736,960
   Net realized gain distributions...........................................                 --           4,396,427
   Change in unrealized appreciation (depreciation) during the period........        (27,638,581)         (5,435,809)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........        (12,724,757)            692,040
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          1,612,549             166,144
   Net transfers.............................................................         (1,018,306)         (1,823,613)
   Surrenders for benefit payments and fees..................................        (37,309,335)         (3,664,212)
   Other transactions........................................................              9,815               1,154
   Death benefits............................................................         (4,057,406)           (394,902)
   Net loan activity.........................................................                 (5)                 --
   Net annuity transactions..................................................          1,041,054              76,823
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....        (39,721,634)         (5,638,606)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................        (52,446,391)         (4,946,566)

NET ASSETS:
   Beginning of period.......................................................        269,383,602          25,838,575
                                                                               ------------------  ------------------
   End of period.............................................................  $     216,937,211   $      20,892,009
                                                                               ==================  ==================



                                                                                HARTFORD MIDCAP      HARTFORD MIDCAP
                                                                                   HLS FUND          VALUE HLS FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $      (2,049,226)  $      (1,099,822)
   Net realized gain (loss) on security transactions.........................         16,442,548           8,572,958
   Net realized gain distributions...........................................         20,460,349          15,529,685
   Change in unrealized appreciation (depreciation) during the period........        (18,209,761)        (15,209,956)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........         16,643,910           7,792,865
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            508,079             948,262
   Net transfers.............................................................         (4,746,006)            894,083
   Surrenders for benefit payments and fees..................................        (19,316,731)        (18,853,245)
   Other transactions........................................................              2,876                 975
   Death benefits............................................................         (3,616,468)         (2,500,144)
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................          1,039,041             141,963
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....        (26,129,209)        (19,368,106)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................         (9,485,299)        (11,575,241)

NET ASSETS:
   Beginning of period.......................................................        179,429,154         128,470,601
                                                                               ------------------  ------------------
   End of period.............................................................  $     169,943,855   $     116,895,360
                                                                               ==================  ==================


                                                                                   HARTFORD         HARTFORD SMALL
                                                                                ULTRASHORT BOND         COMPANY
                                                                                   HLS FUND            HLS FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $      (1,502,308)  $      (1,442,766)
   Net realized gain (loss) on security transactions.........................             67,894           9,063,630
   Net realized gain distributions...........................................                 --          18,295,911
   Change in unrealized appreciation (depreciation) during the period........             40,429         (20,508,507)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........         (1,393,985)          5,408,268
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          1,229,336             549,581
   Net transfers.............................................................        (10,797,657)         (3,174,887)
   Surrenders for benefit payments and fees..................................        (20,571,636)        (13,391,515)
   Other transactions........................................................              6,063               3,484
   Death benefits............................................................         (2,625,618)         (2,140,367)
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................            985,114             312,837
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....        (31,774,398)        (17,840,867)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................        (33,168,383)        (12,432,599)

NET ASSETS:
   Beginning of period.......................................................        121,294,430         112,459,420
                                                                               ------------------  ------------------
   End of period.............................................................  $      88,126,047   $     100,026,821
                                                                               ==================  ==================



                                                                                HARTFORD SMALLCAP   HARTFORD STOCK
                                                                                 GROWTH HLS FUND       HLS FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $      (1,104,670)  $       2,566,784
   Net realized gain (loss) on security transactions.........................          8,178,654          44,963,383
   Net realized gain distributions...........................................         13,355,632                  --
   Change in unrealized appreciation (depreciation) during the period........        (17,932,181)          4,656,987
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........          2,497,435          52,187,154
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            312,016           2,832,320
   Net transfers.............................................................         (3,758,679)        (10,107,331)
   Surrenders for benefit payments and fees..................................        (12,605,905)        (77,816,312)
   Other transactions........................................................              3,591             (11,954)
   Death benefits............................................................         (1,063,666)        (10,312,586)
   Net loan activity.........................................................                 --                  (4)
   Net annuity transactions..................................................            263,303           1,740,850
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....        (16,849,340)        (93,675,017)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................        (14,351,905)        (41,487,863)

NET ASSETS:
   Beginning of period.......................................................         84,357,776         596,911,162
                                                                               ------------------  ------------------
   End of period.............................................................  $      70,005,871   $     555,423,299
                                                                               ==================  ==================

                                                                                   HARTFORD
                                                                                U.S. GOVERNMENT
                                                                                  SECURITIES         HARTFORD VALUE
                                                                                   HLS FUND             HLS FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         870,297    $       (103,398)
   Net realized gain (loss) on security transactions.........................         (1,568,266)          9,251,362
   Net realized gain distributions...........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period........          2,359,586             (85,621)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........          1,661,617           9,062,343
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          1,180,104             466,420
   Net transfers.............................................................          2,583,962          (2,154,121)
   Surrenders for benefit payments and fees..................................        (21,655,969)        (17,332,453)
   Other transactions........................................................              4,429                 271
   Death benefits............................................................         (4,310,435)         (2,144,697)
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................            652,438             242,251
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....        (21,545,471)        (20,922,329)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................        (19,883,854)        (11,859,986)

NET ASSETS:
   Beginning of period.......................................................        135,461,174         108,099,539
                                                                               ------------------  ------------------
   End of period.............................................................  $     115,577,320    $     96,239,553
                                                                               ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-48

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-49

SEPARATE ACCOUNT TWO


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                HUNTINGTON VA       HUNTINGTON VA
                                                                                   INCOME             DIVIDEND
                                                                                 EQUITY FUND        CAPTURE FUND
                                                                               SUB-ACCOUNT (6)     SUB-ACCOUNT (6)
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $         319,588   $         181,000
   Net realized gain (loss) on security transactions.......................            583,599             367,533
   Net realized gain distributions.........................................            153,544                  --
   Change in unrealized appreciation (depreciation) during the period......           (756,776)             (2,522)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........            299,955             546,011
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             21,952             100,444
   Net transfers...........................................................         (5,132,265)          4,399,348
   Surrenders for benefit payments and fees................................           (686,298)         (2,404,750)
   Other transactions......................................................                 --                 658
   Death benefits..........................................................            (16,653)           (104,883)
   Net loan activity.......................................................                 --                  --
   Net annuity transactions................................................            (24,735)             83,769
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..         (5,837,999)          2,074,586
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................         (5,538,044)          2,620,597

NET ASSETS:
   Beginning of period.....................................................          5,538,044           7,009,918
                                                                             ------------------  ------------------
   End of period...........................................................  $              --   $       9,630,515
                                                                             ==================  ==================

                                                                                                   HUNTINGTON VA
                                                                                HUNTINGTON VA        MID CORP
                                                                                 GROWTH FUND       AMERICA FUND
                                                                               SUB-ACCOUNT (7)    SUB-ACCOUNT (8)
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $          (9,842)  $           7,910
   Net realized gain (loss) on security transactions.......................         (1,072,459)           (890,136)
   Net realized gain distributions.........................................          1,694,814           2,808,013
   Change in unrealized appreciation (depreciation) during the period......           (674,992)         (1,839,833)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........            (62,479)             85,954
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              3,046               3,509
   Net transfers...........................................................         (2,175,619)         (4,757,700)
   Surrenders for benefit payments and fees................................           (501,245)           (739,190)
   Other transactions......................................................                 (1)                  2
   Death benefits..........................................................            (47,062)            (68,120)
   Net loan activity.......................................................                 --                  --
   Net annuity transactions................................................                 --                  36
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..         (2,720,881)         (5,561,463)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................         (2,783,360)         (5,475,509)

NET ASSETS:
   Beginning of period.....................................................          2,783,360           5,475,509
                                                                             ------------------  ------------------
   End of period...........................................................  $              --   $              --
                                                                             ==================  ==================

                                                                               HUNTINGTON VA        HUNTINGTON VA
                                                                                 ROTATING           INTERNATIONAL
                                                                               MARKETS FUND          EQUITY FUND
                                                                              SUB-ACCOUNT (9)        SUB-ACCOUNT
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $          (2,108)   $           3,442
   Net realized gain (loss) on security transactions.......................            (19,841)              39,802
   Net realized gain distributions.........................................            221,133                   --
   Change in unrealized appreciation (depreciation) during the period......           (208,317)             (98,982)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             (9,133)             (55,738)
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                150                5,022
   Net transfers...........................................................           (855,796)             (57,309)
   Surrenders for benefit payments and fees................................            (38,889)            (169,532)
   Other transactions......................................................                  1                   --
   Death benefits..........................................................             (4,612)              (3,895)
   Net loan activity.......................................................                 --                   --
   Net annuity transactions................................................                 --                   --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..           (899,146)            (225,714)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................           (908,279)            (281,452)

NET ASSETS:
   Beginning of period.....................................................            908,279              854,704
                                                                             ------------------  -------------------
   End of period...........................................................  $              --    $         573,252
                                                                             ==================  ===================

                                                                                HUNTINGTON VA
                                                                                  MORTGAGE           HUNTINGTON VA
                                                                               SECURITIES FUND        SITUS FUND
                                                                              SUB-ACCOUNT (10)      SUB-ACCOUNT (8)
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $           6,092   $          (48,157)
   Net realized gain (loss) on security transactions.......................              (5,676)             118,807
   Net realized gain distributions.........................................               4,253               86,246
   Change in unrealized appreciation (depreciation) during the period......              (3,333)            (384,739)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........               1,336             (227,843)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                  67               58,730
   Net transfers...........................................................            (230,344)           4,483,237
   Surrenders for benefit payments and fees................................              (7,272)            (704,322)
   Other transactions......................................................                  (1)                  (8)
   Death benefits..........................................................                 (93)             (72,040)
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................                  --               13,129
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (237,643)           3,778,726
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................            (236,307)           3,550,883

NET ASSETS:
   Beginning of period.....................................................             236,307            1,556,758
                                                                             -------------------  -------------------
   End of period...........................................................   $              --   $        5,107,641
                                                                             ===================  ===================

                                                                              BLACKROCK GLOBAL        BLACKROCK
                                                                                OPPORTUNITIES         LARGE CAP
                                                                                  V.I. FUND       GROWTH V.I. FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $            (446)  $            (577)
   Net realized gain (loss) on security transactions.......................              1,722                 257
   Net realized gain distributions.........................................              1,499               6,857
   Change in unrealized appreciation (depreciation) during the period......             (5,696)               (756)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             (2,921)              5,781
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                 --                  --
   Net transfers...........................................................             (7,006)               (102)
   Surrenders for benefit payments and fees................................             (4,158)                 (7)
   Other transactions......................................................                 --                   1
   Death benefits..........................................................                 --                  --
   Net loan activity.......................................................                 --                  --
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (11,164)               (108)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................            (14,085)              5,673

NET ASSETS:
   Beginning of period.....................................................             48,023              47,421
                                                                             ------------------  ------------------
   End of period...........................................................  $          33,938   $          53,094
                                                                             ==================  ==================

(6) Effective June 23, 2014 Huntington VA Income Equity Fund merged with Huntington VA Dividend Capture Fund.

(7)   Effective May 16, 2014 Huntington VA Growth Fund was liquidated.

(8) Effective June 23, 2014 Huntington VA Mid Corp America Fund merged with Huntington VA Situs Fund.

(9) Effective May 16, 2014 Huntington VA Rotating Markets Fund was liquidated.

(10) Effective May 16, 2014 Huntington VA Mortgage Securities Fund was liquidated.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-50

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-51

SEPARATE ACCOUNT TWO


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------




                                                                                                     INVESCO V.I.
                                                                                UIF U.S. REAL         EQUITY AND
                                                                              ESTATE PORTFOLIO        INCOME FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $             (43)  $            1,370
   Net realized gain (loss) on security transactions.......................               6,314               22,517
   Net realized gain distributions.........................................                  --               23,943
   Change in unrealized appreciation (depreciation) during the period......             105,043               (9,658)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             111,314               38,172
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              15,730                  184
   Net transfers...........................................................              46,461               38,394
   Surrenders for benefit payments and fees................................            (146,559)             (93,603)
   Other transactions......................................................                   2                   (1)
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             (84,366)             (55,026)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................              26,948              (16,854)

NET ASSETS:
   Beginning of period.....................................................             454,029              512,119
                                                                             -------------------  -------------------
   End of period...........................................................   $         480,977   $          495,265
                                                                             ===================  ===================

                                                                                                   COLUMBIA VARIABLE
                                                                                                     PORTFOLIO --
                                                                                                        MARSICO
                                                                                 UIF MID CAP         INTERNATIONAL
                                                                              GROWTH PORTFOLIO    OPPORTUNITIES FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $          (6,913)  $         (123,628)
   Net realized gain (loss) on security transactions.......................              12,642              549,147
   Net realized gain distributions.........................................              78,647                   --
   Change in unrealized appreciation (depreciation) during the period......             (84,951)          (1,016,956)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........                (575)            (591,437)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                 428               23,131
   Net transfers...........................................................              (2,201)             (16,878)
   Surrenders for benefit payments and fees................................             (53,413)          (1,350,783)
   Other transactions......................................................                  --                2,323
   Death benefits..........................................................                  --              (79,599)
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................                  --                7,577
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             (55,186)          (1,414,229)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             (55,761)          (2,005,666)

NET ASSETS:
   Beginning of period.....................................................             556,993            9,338,322
                                                                             -------------------  -------------------
   End of period...........................................................   $         501,232   $        7,332,656
                                                                             ===================  ===================


                                                                              COLUMBIA VARIABLE
                                                                                PORTFOLIO --       COLUMBIA VARIABLE
                                                                               MARSICO FOCUSED    PORTFOLIO -- ASSET
                                                                                EQUITIES FUND       ALLOCATION FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $        (192,892)  $           29,236
   Net realized gain (loss) on security transactions.......................           1,083,212               (1,391)
   Net realized gain distributions.........................................           3,544,619               60,415
   Change in unrealized appreciation (depreciation) during the period......          (2,158,136)             137,404
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........           2,276,803              225,664
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             121,233                5,137
   Net transfers...........................................................             (49,732)              13,630
   Surrenders for benefit payments and fees................................          (3,237,284)            (372,055)
   Other transactions......................................................              41,822                  172
   Death benefits..........................................................            (508,875)             (14,601)
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................              82,223                  789
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..          (3,550,613)            (366,928)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................          (1,273,810)            (141,264)

NET ASSETS:
   Beginning of period.....................................................          23,030,718            2,912,490
                                                                             -------------------  -------------------
   End of period...........................................................   $      21,756,908   $        2,771,226
                                                                             ===================  ===================


                                                                              COLUMBIA VARIABLE    COLUMBIA VARIABLE
                                                                                PORTFOLIO --         PORTFOLIO --
                                                                                   MARSICO           MARSICO 21ST
                                                                                 GROWTH FUND         CENTURY FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $        (180,373)  $          (49,363)
   Net realized gain (loss) on security transactions.......................           1,840,174              323,675
   Net realized gain distributions.........................................           2,168,128              145,150
   Change in unrealized appreciation (depreciation) during the period......          (2,716,982)            (176,214)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........           1,110,947              243,248
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              23,655               10,112
   Net transfers...........................................................            (204,048)               2,961
   Surrenders for benefit payments and fees................................          (2,857,918)            (432,362)
   Other transactions......................................................              (1,273)                  (6)
   Death benefits..........................................................            (340,577)             (72,624)
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................              63,754               10,492
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..          (3,316,407)            (481,427)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................          (2,205,460)            (238,179)

NET ASSETS:
   Beginning of period.....................................................          16,062,389            3,561,622
                                                                             -------------------  -------------------
   End of period...........................................................   $      13,856,929   $        3,323,443
                                                                             ===================  ===================


                                                                              COLUMBIA VARIABLE    COLUMBIA VARIABLE
                                                                                PORTFOLIO --         PORTFOLIO --
                                                                                  DIVIDEND              INCOME
                                                                              OPPORTUNITY FUND    OPPORTUNITIES FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $        (138,556)  $          (98,607)
   Net realized gain (loss) on security transactions.......................             636,691              (56,973)
   Net realized gain distributions.........................................                  --                   --
   Change in unrealized appreciation (depreciation) during the period......             210,943              312,553
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             709,078              156,973
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................               9,786                9,374
   Net transfers...........................................................            (250,824)              24,442
   Surrenders for benefit payments and fees................................          (1,884,628)          (1,051,398)
   Other transactions......................................................                 130                  (24)
   Death benefits..........................................................            (105,813)            (128,878)
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................              (3,460)              47,403
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..          (2,234,809)          (1,099,081)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................          (1,525,731)            (942,108)

NET ASSETS:
   Beginning of period.....................................................           9,382,552            6,422,465
                                                                             -------------------  -------------------
   End of period...........................................................   $       7,856,821   $        5,480,357
                                                                             ===================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-52

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-53

SEPARATE ACCOUNT TWO


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                              COLUMBIA VARIABLE
                                                                                PORTFOLIO --
                                                                               MID CAP GROWTH         OPPENHEIMER
                                                                              OPPORTUNITY FUND      GLOBAL FUND/VA
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $        (117,203)   $          (3,594)
   Net realized gain (loss) on security transactions.......................             369,436               17,322
   Net realized gain distributions.........................................                  --               39,689
   Change in unrealized appreciation (depreciation) during the period......             118,591              (49,083)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             370,824                4,334
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................               3,370               17,731
   Net transfers...........................................................            (394,302)              30,613
   Surrenders for benefit payments and fees................................          (1,293,437)            (107,848)
   Other transactions......................................................                  82                   --
   Death benefits..........................................................             (25,568)                  --
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................                (859)                  --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..          (1,710,714)             (59,504)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................          (1,339,890)             (55,170)

NET ASSETS:
   Beginning of period.....................................................           7,903,833              912,736
                                                                             -------------------  -------------------
   End of period...........................................................   $       6,563,943    $         857,566
                                                                             ===================  ===================


                                                                                  PUTNAM VT
                                                                                  SMALL CAP        PIMCO VIT REAL
                                                                                 VALUE FUND       RETURN PORTFOLIO
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $          (3,236)  $           1,994
   Net realized gain (loss) on security transactions.......................             (7,107)             (2,957)
   Net realized gain distributions.........................................            104,430                  --
   Change in unrealized appreciation (depreciation) during the period......            (90,189)             26,007
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........              3,898              25,044
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              1,264              37,142
   Net transfers...........................................................            (56,391)            (12,012)
   Surrenders for benefit payments and fees................................            (64,910)           (262,561)
   Other transactions......................................................                  1                  78
   Death benefits..........................................................                 --                  --
   Net loan activity.......................................................                 --                  --
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..           (120,036)           (237,353)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................           (116,138)           (212,309)

NET ASSETS:
   Beginning of period.....................................................            452,607           1,192,462
                                                                             ------------------  ------------------
   End of period...........................................................  $         336,469   $         980,153
                                                                             ==================  ==================


                                                                                                    PIONEER MID CAP
                                                                                PIONEER FUND           VALUE VCT
                                                                                VCT PORTFOLIO          PORTFOLIO
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $          (79,980)   $          (1,614)
   Net realized gain (loss) on security transactions.......................             729,030                4,837
   Net realized gain distributions.........................................             910,338               36,373
   Change in unrealized appreciation (depreciation) during the period......            (442,487)              (7,999)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........           1,116,901               31,597
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             132,203                2,649
   Net transfers...........................................................            (230,124)              73,647
   Surrenders for benefit payments and fees................................          (2,938,282)             (67,662)
   Other transactions......................................................                 (36)                   3
   Death benefits..........................................................            (310,180)                  --
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................              22,732                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..          (3,323,687)               8,637
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................          (2,206,786)              40,234

NET ASSETS:
   Beginning of period.....................................................          14,356,258              228,143
                                                                             -------------------  -------------------
   End of period...........................................................  $       12,149,472    $         268,377
                                                                             ===================  ===================



                                                                               JENNISON 20/20
                                                                               FOCUS PORTFOLIO    JENNISON PORTFOLIO
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $          (1,797)   $          (8,565)
   Net realized gain (loss) on security transactions.......................              20,553                6,744
   Net realized gain distributions.........................................                  --                   --
   Change in unrealized appreciation (depreciation) during the period......             (13,012)              49,175
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........               5,744               47,354
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                  --                   --
   Net transfers...........................................................                  --                  641
   Surrenders for benefit payments and fees................................             (44,272)              (8,005)
   Other transactions......................................................                   1                    1
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................                  --                 (376)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             (44,271)              (7,739)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             (38,527)              39,615

NET ASSETS:
   Beginning of period.....................................................             140,340              590,046
                                                                             -------------------  -------------------
   End of period...........................................................   $         101,813    $         629,661
                                                                             ===================  ===================


                                                                                                  PRUDENTIAL SERIES
                                                                                 PRUDENTIAL       SP INTERNATIONAL
                                                                               VALUE PORTFOLIO    GROWTH PORTFOLIO
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $          (7,497)  $             (945)
   Net realized gain (loss) on security transactions.......................            (12,744)               1,980
   Net realized gain distributions.........................................                 --                   --
   Change in unrealized appreciation (depreciation) during the period......             53,347               (6,044)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             33,106               (5,009)
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                 --                   --
   Net transfers...........................................................                 --                  812
   Surrenders for benefit payments and fees................................            (15,160)                (827)
   Other transactions......................................................                 (2)                  --
   Death benefits..........................................................               (468)             (11,324)
   Net loan activity.......................................................                 --                   --
   Net annuity transactions................................................                 --                   --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (15,630)             (11,339)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................             17,476              (16,348)

NET ASSETS:
   Beginning of period.....................................................            426,734               75,825
                                                                             ------------------  -------------------
   End of period...........................................................  $         444,210   $           59,477
                                                                             ==================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-54

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-55

SEPARATE ACCOUNT TWO


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                                      LEGG MASON
                                                                               ROYCE SMALL-CAP        CLEARBRIDGE
                                                                                  PORTFOLIO        APPRECIATION FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................   $         (10,981)  $            (195)
   Net realized gain (loss) on security transactions.......................              99,832               1,433
   Net realized gain distributions.........................................              83,330               8,204
   Change in unrealized appreciation (depreciation) during the period......            (167,379)             11,743
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........               4,802              21,185
                                                                             -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................               4,669                  --
   Net transfers...........................................................            (223,836)                 --
   Surrenders for benefit payments and fees................................            (200,461)                (23)
   Other transactions......................................................                   7                  --
   Death benefits..........................................................                  --                  --
   Net loan activity.......................................................                  --                  --
   Net annuity transactions................................................                  --                  --
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (419,621)                (23)
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets...................................            (414,819)             21,162

NET ASSETS:
   Beginning of period.....................................................           1,109,006             219,989
                                                                             -------------------  ------------------
   End of period...........................................................   $         694,187   $         241,151
                                                                             ===================  ==================

                                                                              VICTORY VARIABLE
                                                                                  INSURANCE
                                                                                 DIVERSIFIED         INVESCO V.I.
                                                                                 STOCK FUND          COMSTOCK FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           (2,274)  $             (201)
   Net realized gain (loss) on security transactions.......................              23,582               11,871
   Net realized gain distributions.........................................                  --                   --
   Change in unrealized appreciation (depreciation) during the period......              20,944                4,131
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              42,252               15,801
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                 200                  472
   Net transfers...........................................................              (1,188)              16,465
   Surrenders for benefit payments and fees................................             (64,922)             (35,938)
   Other transactions......................................................                  --                   --
   Death benefits..........................................................             (13,400)                  --
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................              (2,108)                  --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             (81,418)             (19,001)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             (39,166)              (3,200)

NET ASSETS:
   Beginning of period.....................................................             542,829              238,299
                                                                             -------------------  -------------------
   End of period...........................................................  $          503,663   $          235,099
                                                                             ===================  ===================

                                                                                                     WELLS FARGO
                                                                                INVESCO V.I.        ADVANTAGE VT
                                                                                  AMERICAN           INDEX ASSET
                                                                               FRANCHISE FUND      ALLOCATION FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             -------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................   $         (17,325)  $             (47)
   Net realized gain (loss) on security transactions.......................              95,306                  60
   Net realized gain distributions.........................................                  --                  --
   Change in unrealized appreciation (depreciation) during the period......               7,555               1,853
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........              85,536               1,866
                                                                             -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................               7,849                  --
   Net transfers...........................................................             (12,946)                 --
   Surrenders for benefit payments and fees................................            (228,566)                 --
   Other transactions......................................................               2,756                   2
   Death benefits..........................................................              (3,520)                 --
   Net loan activity.......................................................                  --                  --
   Net annuity transactions................................................              (1,264)                 --
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (235,691)                  2
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets...................................            (150,155)              1,868

NET ASSETS:
   Beginning of period.....................................................           1,361,018              11,792
                                                                             -------------------  ------------------
   End of period...........................................................   $       1,210,863   $          13,660
                                                                             ===================  ==================

                                                                                 WELLS FARGO         WELLS FARGO
                                                                                ADVANTAGE VT        ADVANTAGE VT
                                                                                TOTAL RETURN          INTRINSIC
                                                                                  BOND FUND          VALUE FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $             (54)  $              (21)
   Net realized gain (loss) on security transactions.......................                  4                   40
   Net realized gain distributions.........................................                 --                   --
   Change in unrealized appreciation (depreciation) during the period......                449                  172
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........                399                  191
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                 --                   --
   Net transfers...........................................................                105                 (104)
   Surrenders for benefit payments and fees................................                 (3)                  (2)
   Other transactions......................................................                 --                   --
   Death benefits..........................................................                 --                   --
   Net loan activity.......................................................                 --                   --
   Net annuity transactions................................................                 --                   --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..                102                 (106)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................                501                   85

NET ASSETS:
   Beginning of period.....................................................             10,881                2,293
                                                                             ------------------  -------------------
   End of period...........................................................  $          11,382   $            2,378
                                                                             ==================  ===================

                                                                                 WELLS FARGO          WELLS FARGO
                                                                                ADVANTAGE VT         ADVANTAGE VT
                                                                                INTERNATIONAL          SMALL CAP
                                                                                 EQUITY FUND          GROWTH FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $          81,817    $         (47,506)
   Net realized gain (loss) on security transactions.......................             153,847              287,753
   Net realized gain distributions.........................................             138,949              298,299
   Change in unrealized appreciation (depreciation) during the period......            (838,352)            (687,241)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........            (463,739)            (148,695)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................               5,365               64,462
   Net transfers...........................................................             122,170             (211,117)
   Surrenders for benefit payments and fees................................          (1,149,236)            (464,339)
   Other transactions......................................................                (195)                  29
   Death benefits..........................................................            (207,961)            (123,484)
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................              39,414              (28,480)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..          (1,190,443)            (762,929)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................          (1,654,182)            (911,624)

NET ASSETS:
   Beginning of period.....................................................           7,651,102            4,121,870
                                                                             -------------------  -------------------
   End of period...........................................................   $       5,996,920    $       3,210,246
                                                                             ===================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-56

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-57

SEPARATE ACCOUNT TWO


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                 WELLS FARGO
                                                                                ADVANTAGE VT          WELLS FARGO
                                                                                  SMALL CAP          ADVANTAGE VT
                                                                                 VALUE FUND        OPPORTUNITY FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $          (53,752)  $          (48,761)
   Net realized gain (loss) on security transactions.......................             444,882              589,740
   Net realized gain distributions.........................................                  --                   --
   Change in unrealized appreciation (depreciation) during the period......            (214,307)            (142,523)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             176,823              398,456
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              10,602               68,917
   Net transfers...........................................................              58,854              261,691
   Surrenders for benefit payments and fees................................            (795,897)            (828,670)
   Other transactions......................................................                (110)                  56
   Death benefits..........................................................             (86,858)            (146,390)
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................              12,409               12,566
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (801,000)            (631,830)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................            (624,177)            (233,374)

NET ASSETS:
   Beginning of period.....................................................           5,296,213            5,005,193
                                                                             -------------------  -------------------
   End of period...........................................................  $        4,672,036   $        4,771,819
                                                                             ===================  ===================


                                                                                  HIMCO VIT
                                                                                 INDEX FUND
                                                                                 SUB-ACCOUNT
                                                                                   (5)(11)
                                                                             -------------------
OPERATIONS:
   Net investment income (loss)............................................  $         (466,413)
   Net realized gain (loss) on security transactions.......................             464,970
   Net realized gain distributions.........................................                  --
   Change in unrealized appreciation (depreciation) during the period......          15,298,384
                                                                             -------------------
   Net increase (decrease) in net assets resulting from operations.........          15,296,941
                                                                             -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              91,339
   Net transfers...........................................................         162,459,788
   Surrenders for benefit payments and fees................................          (4,483,425)
   Other transactions......................................................              (4,477)
   Death benefits..........................................................            (513,181)
   Net loan activity.......................................................                  (2)
   Net annuity transactions................................................           3,438,919
                                                                             -------------------
   Net increase (decrease) in net assets resulting from unit transactions..         160,988,961
                                                                             -------------------
   Net increase (decrease) in net assets...................................         176,285,902

NET ASSETS:
   Beginning of period.....................................................                  --
                                                                             -------------------
   End of period...........................................................  $      176,285,902
                                                                             ===================

(5) Effective October 20, 2014 Hartford Index HLS Fund merged with HIMCO VIT Index Fund.

(11)  Funded as of October 17, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-58

---------------------------------------------------------------------------
[This page intentionally left blank]



--------------------------------------------------------------------------------
                                    SA-59

SEPARATE ACCOUNT TWO


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE PERIOD ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------


                                                                                  AMERICAN
                                                                                CENTURY(R) VP     ALLIANCEBERNSTEIN
                                                                                   CAPITAL        VPS INTERNATIONAL
                                                                              APPRECIATION FUND    VALUE PORTFOLIO
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             -------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $          (49,989)  $          18,877
   Net realized gain (loss) on security transactions.......................             308,841             (24,333)
   Net realized gain distributions.........................................             159,446                  --
   Change in unrealized appreciation (depreciation) during the period......             634,675              83,865
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations ........           1,052,973              78,409
                                                                             -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              67,203               4,698
   Net transfers...........................................................            (216,847)             (8,856)
   Surrenders for benefit payments and fees ...............................            (448,457)            (17,054)
   Other transactions......................................................                 (30)                 --
   Death benefits..........................................................                  --                  --
   Net loan activity.......................................................                  --                  --
   Net annuity transactions................................................                (475)                 --
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (598,606)            (21,212)
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets ..................................             454,367              57,197

NET ASSETS:
   Beginning of period.....................................................           3,921,409             384,725
                                                                             -------------------  ------------------
   End of period...........................................................  $        4,375,776   $         441,922
                                                                             ===================  ==================



                                                                              INVESCO V.I. CORE    INVESCO V.I. HIGH
                                                                                 EQUITY FUND          YIELD FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $              186    $          58,836
   Net realized gain (loss) on security transactions.......................             230,324              (10,580)
   Net realized gain distributions.........................................                  --                   --
   Change in unrealized appreciation (depreciation) during the period......             678,089               93,623
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations ........             908,599              141,879
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              22,430                3,027
   Net transfers...........................................................             (98,844)            (630,559)
   Surrenders for benefit payments and fees ...............................            (578,191)            (230,200)
   Other transactions......................................................                 154                   (6)
   Death benefits..........................................................             (62,011)              (8,293)
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................               7,631                 (351)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (708,831)            (866,382)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets ..................................             199,768             (724,503)

NET ASSETS:
   Beginning of period.....................................................           3,773,246            2,739,545
                                                                             -------------------  -------------------
   End of period...........................................................  $        3,973,014    $       2,015,042
                                                                             ===================  ===================


                                                                                                   ALLIANCEBERNSTEIN
                                                                             INVESCO V.I. MONEY     VPS GROWTH AND
                                                                                 MARKET FUND       INCOME PORTFOLIO
                                                                               SUB-ACCOUNT (1)        SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $          (54,100)   $          (5,037)
   Net realized gain (loss) on security transactions.......................                  --                  300
   Net realized gain distributions.........................................                  --                   --
   Change in unrealized appreciation (depreciation) during the period......                  --              526,661
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations ........             (54,100)             521,924
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             228,244                  560
   Net transfers...........................................................          30,000,078               96,492
   Surrenders for benefit payments and fees ...............................         (16,583,837)            (234,448)
   Other transactions......................................................                  11                   --
   Death benefits..........................................................          (1,527,523)             (15,509)
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..          12,116,973             (152,905)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets ..................................          12,062,873              369,019

NET ASSETS:
   Beginning of period.....................................................                  --            1,682,399
                                                                             -------------------  -------------------
   End of period...........................................................  $       12,062,873    $       2,051,418
                                                                             ===================  ===================


                                                                             ALLIANCEBERNSTEIN
                                                                             VPS INTERMEDIATE      AMERICAN FUNDS
                                                                              BOND PORTFOLIO         GROWTH FUND
                                                                                SUB-ACCOUNT          SUB-ACCOUNT
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $          57,110   $             (793)
   Net realized gain (loss) on security transactions.......................            (10,129)               4,834
   Net realized gain distributions.........................................             82,261                   --
   Change in unrealized appreciation (depreciation) during the period......           (226,159)              67,258
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations ........            (96,917)              71,299
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             70,366               20,788
   Net transfers...........................................................           (131,557)              21,929
   Surrenders for benefit payments and fees ...............................           (215,985)             (38,383)
   Other transactions......................................................                 --                   --
   Death benefits..........................................................           (130,336)                  --
   Net loan activity.......................................................                 --                   --
   Net annuity transactions................................................             (2,230)                  --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..           (409,742)               4,334
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets ..................................           (506,659)              75,633

NET ASSETS:
   Beginning of period.....................................................          2,727,040              249,610
                                                                             ------------------  -------------------
   End of period...........................................................  $       2,220,381   $          325,243
                                                                             ==================  ===================

                                                                                  STERLING         STERLING CAPITAL
                                                                              CAPITAL STRATEGIC      EQUITY INCOME
                                                                                 ALLOCATION            VARIABLE
                                                                                 EQUITY VIF         INSURANCE FUND
                                                                               SUB-ACCOUNT (2)      SUB-ACCOUNT (3)
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $          (9,428)  $          (23,376)
   Net realized gain (loss) on security transactions.......................            (573,883)            (608,859)
   Net realized gain distributions.........................................                  --                   --
   Change in unrealized appreciation (depreciation) during the period......             660,874            2,685,525
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations ........              77,563            2,053,290
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................               2,860               21,879
   Net transfers...........................................................          (2,451,645)            (221,655)
   Surrenders for benefit payments and fees ...............................             (34,265)          (2,139,125)
   Other transactions......................................................                  (3)                (147)
   Death benefits..........................................................                  --             (206,759)
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................                  --               10,863
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..          (2,483,053)          (2,534,944)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets ..................................          (2,405,490)            (481,654)

NET ASSETS:
   Beginning of period.....................................................           2,405,490           13,869,195
                                                                             -------------------  -------------------
   End of period...........................................................   $              --   $       13,387,541
                                                                             ===================  ===================

(1)   Funded as of July 15, 2013.

(2) Effective April 26, 2013 Sterling Capital Strategic Allocation Equity VIF was liquidated.

(3)   Formerly Sterling Capital Select Equity VIF. Change effective May 1,
      2013.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-60

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-61

SEPARATE ACCOUNT TWO


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------



                                                                              STERLING CAPITAL     STERLING CAPITAL
                                                                                   SPECIAL           TOTAL RETURN
                                                                              OPPORTUNITIES VIF        BOND VIF
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................   $        (104,263)  $          40,916
   Net realized gain (loss) on security transactions.......................             535,750             (22,934)
   Net realized gain distributions.........................................             883,001              83,595
   Change in unrealized appreciation (depreciation) during the period......             403,367            (196,561)
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations ........           1,717,855             (94,984)
                                                                             -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................               5,326                  --
   Net transfers...........................................................          (1,118,833)           (411,144)
   Surrenders for benefit payments and fees ...............................            (466,989)           (350,595)
   Other transactions......................................................                 126                 (11)
   Death benefits..........................................................             (11,886)            (57,643)
   Net loan activity.......................................................                  --                  --
   Net annuity transactions................................................              19,856             (34,246)
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..          (1,572,400)           (853,639)
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets ..................................             145,455            (948,623)

NET ASSETS:
   Beginning of period.....................................................           7,687,177           3,091,915
                                                                             -------------------  ------------------
   End of period...........................................................   $       7,832,632   $       2,143,292
                                                                             ===================  ==================

                                                                                                   COLUMBIA VARIABLE
                                                                                                  PORTFOLIO -- SMALL
                                                                               CALVERT VP SRI           COMPANY
                                                                             BALANCED PORTFOLIO       GROWTH FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           (3,197)  $          (80,582)
   Net realized gain (loss) on security transactions.......................              75,329              268,287
   Net realized gain distributions.........................................             123,492                   --
   Change in unrealized appreciation (depreciation) during the period......              26,806            1,513,041
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations ........             222,430            1,700,746
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................               8,419                5,144
   Net transfers...........................................................             (21,897)            (267,584)
   Surrenders for benefit payments and fees ...............................            (180,452)            (937,540)
   Other transactions......................................................                  (1)                 128
   Death benefits..........................................................                  --             (144,904)
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................              (8,010)               6,519
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (201,941)          (1,338,237)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets ..................................              20,489              362,509

NET ASSETS:
   Beginning of period.....................................................           1,440,472            4,971,786
                                                                             -------------------  -------------------
   End of period...........................................................  $        1,460,961   $        5,334,295
                                                                             ===================  ===================

                                                                                 WELLS FARGO
                                                                                ADVANTAGE VT       FIDELITY(R) VIP
                                                                                    OMEGA           ASSET MANAGER
                                                                                 GROWTH FUND          PORTFOLIO
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             -------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................   $         (41,161)  $           6,856
   Net realized gain (loss) on security transactions.......................             431,388              10,644
   Net realized gain distributions.........................................             274,486               4,554
   Change in unrealized appreciation (depreciation) during the period......             484,223             232,945
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations ........           1,148,936             254,999
                                                                             -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                 300               7,141
   Net transfers...........................................................             (93,538)               (548)
   Surrenders for benefit payments and fees ...............................            (993,305)           (214,192)
   Other transactions......................................................                  (2)                  3
   Death benefits..........................................................            (139,450)                 --
   Net loan activity.......................................................                  --                  --
   Net annuity transactions................................................              (1,685)                 --
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..          (1,227,680)           (207,596)
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets ..................................             (78,744)             47,403

NET ASSETS:
   Beginning of period.....................................................           3,683,159           1,892,904
                                                                             -------------------  ------------------
   End of period...........................................................   $       3,604,415   $       1,940,307
                                                                             ===================  ==================


                                                                                                   FIDELITY(R) VIP
                                                                               FIDELITY(R) VIP       CONTRAFUND
                                                                              GROWTH PORTFOLIO        PORTFOLIO
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $         (64,960)  $          (20,119)
   Net realized gain (loss) on security transactions.......................            562,227              751,937
   Net realized gain distributions.........................................              4,688                3,280
   Change in unrealized appreciation (depreciation) during the period......          1,576,557            2,289,552
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations ........          2,078,512            3,024,650
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             85,913              119,724
   Net transfers...........................................................           (308,588)            (126,676)
   Surrenders for benefit payments and fees ...............................           (955,530)          (1,138,956)
   Other transactions......................................................                 29                  (38)
   Death benefits..........................................................                 --                   --
   Net loan activity.......................................................                 --                   (1)
   Net annuity transactions................................................               (376)                 (35)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..         (1,178,552)          (1,145,982)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets ..................................            899,960            1,878,668

NET ASSETS:
   Beginning of period.....................................................          6,688,954           10,739,464
                                                                             ------------------  -------------------
   End of period...........................................................  $       7,588,914   $       12,618,132
                                                                             ==================  ===================


                                                                                                    FIDELITY(R) VIP
                                                                               FIDELITY(R) VIP       FREEDOM 2020
                                                                             OVERSEAS PORTFOLIO        PORTFOLIO
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $           2,233    $           2,627
   Net realized gain (loss) on security transactions.......................              (8,333)               5,328
   Net realized gain distributions.........................................               7,016                5,075
   Change in unrealized appreciation (depreciation) during the period......             487,449               38,596
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations ........             488,365               51,626
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              11,205                   --
   Net transfers...........................................................               7,859              165,057
   Surrenders for benefit payments and fees ...............................            (258,299)             (22,905)
   Other transactions......................................................                  (3)                  --
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (239,238)             142,152
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets ..................................             249,127              193,778

NET ASSETS:
   Beginning of period.....................................................           1,802,846              307,380
                                                                             -------------------  -------------------
   End of period...........................................................   $       2,051,973    $         501,158
                                                                             ===================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-62

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-63

SEPARATE ACCOUNT TWO


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------


                                                                               FIDELITY(R) VIP      FIDELITY(R) VIP
                                                                                FREEDOM 2030         FREEDOM 2015
                                                                                  PORTFOLIO            PORTFOLIO
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $              705    $           2,518
   Net realized gain (loss) on security transactions.......................                 196                4,549
   Net realized gain distributions.........................................                 743                7,136
   Change in unrealized appreciation (depreciation) during the period......               5,982               42,669
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations ........               7,626               56,872
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                  --                   --
   Net transfers...........................................................              72,376              104,914
   Surrenders for benefit payments and fees ...............................                 (26)             (28,685)
   Other transactions......................................................                  --                   --
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              72,350               76,229
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets ..................................              79,976              133,101

NET ASSETS:
   Beginning of period.....................................................              14,623              434,434
                                                                             -------------------  -------------------
   End of period...........................................................  $           94,599    $         567,535
                                                                             ===================  ===================

                                                                               FIDELITY(R) VIP      FIDELITY(R) VIP
                                                                                FREEDOM 2025        FREEDOM INCOME
                                                                                  PORTFOLIO            PORTFOLIO
                                                                                 SUB-ACCOUNT        SUB-ACCOUNT (4)
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $             615    $             116
   Net realized gain (loss) on security transactions.......................               9,190                   --
   Net realized gain distributions.........................................               3,045                   76
   Change in unrealized appreciation (depreciation) during the period......              17,981                  158
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations ........              30,831                  350
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                  --                   --
   Net transfers...........................................................             141,281               24,345
   Surrenders for benefit payments and fees ...............................             (67,175)                  (1)
   Other transactions......................................................                  --                   --
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              74,106               24,344
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets ..................................             104,937               24,694

NET ASSETS:
   Beginning of period.....................................................              92,352                   --
                                                                             -------------------  -------------------
   End of period...........................................................   $         197,289    $          24,694
                                                                             ===================  ===================

                                                                              FIDELITY(R) VIP      FIDELITY(R) VIP
                                                                               FUNDSMANAGER         FUNDSMANAGER
                                                                               20% PORTFOLIO        50% PORTFOLIO
                                                                                SUB-ACCOUNT          SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $             (80)  $            (123)
   Net realized gain (loss) on security transactions.......................                990                  28
   Net realized gain distributions.........................................                222                 176
   Change in unrealized appreciation (depreciation) during the period......               (358)              3,756
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations ........                774               3,837
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                 --                  --
   Net transfers...........................................................                 --                  --
   Surrenders for benefit payments and fees ...............................            (14,181)                 (4)
   Other transactions......................................................                 --                  --
   Death benefits..........................................................                 --                  --
   Net loan activity.......................................................                 --                  --
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (14,181)                 (4)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets ..................................            (13,407)              3,833

NET ASSETS:
   Beginning of period.....................................................             22,863              28,989
                                                                             ------------------  ------------------
   End of period...........................................................  $           9,456   $          32,822
                                                                             ==================  ==================

                                                                               FIDELITY(R) VIP     FIDELITY(R) VIP
                                                                                FUNDSMANAGER        FUNDSMANAGER
                                                                                60% PORTFOLIO       70% PORTFOLIO
                                                                               SUB-ACCOUNT (5)       SUB-ACCOUNT
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $             (68)  $              (16)
   Net realized gain (loss) on security transactions.......................              2,302                  479
   Net realized gain distributions.........................................                127                  139
   Change in unrealized appreciation (depreciation) during the period......             (1,156)               2,024
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations ........              1,205                2,626
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                 --                  215
   Net transfers...........................................................                 --               11,868
   Surrenders for benefit payments and fees ...............................            (16,289)                 (10)
   Other transactions......................................................                 --                   --
   Death benefits..........................................................                 --                   --
   Net loan activity.......................................................                 --                   --
   Net annuity transactions................................................                 --                   --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (16,289)              12,073
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets ..................................            (15,084)              14,699

NET ASSETS:
   Beginning of period.....................................................             15,084                4,256
                                                                             ------------------  -------------------
   End of period...........................................................  $              --   $           18,955
                                                                             ==================  ===================

                                                                               FIDELITY(R) VIP
                                                                                FUNDSMANAGER        FRANKLIN INCOME
                                                                                85% PORTFOLIO       SECURITIES FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $               (4)   $         112,491
   Net realized gain (loss) on security transactions.......................                   2               (5,040)
   Net realized gain distributions.........................................                  12                   --
   Change in unrealized appreciation (depreciation) during the period......                 208              131,473
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations ........                 218              238,924
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                 215                2,861
   Net transfers...........................................................                  --              148,204
   Surrenders for benefit payments and fees ...............................                  (1)            (276,530)
   Other transactions......................................................                  --                    1
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..                 214             (125,464)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets ..................................                 432              113,460

NET ASSETS:
   Beginning of period.....................................................                 744            1,984,696
                                                                             -------------------  -------------------
   End of period...........................................................  $            1,176    $       2,098,156
                                                                             ===================  ===================

(4)   Funded as of May 13, 2013.

(5)   Not funded as of December 31, 2013.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-64

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-65

SEPARATE ACCOUNT TWO


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------


                                                                                                   HARTFORD TOTAL
                                                                               HARTFORD BALANCED     RETURN BOND
                                                                                   HLS FUND           HLS FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $         872,532   $      11,430,995
   Net realized gain (loss) on security transactions........................         48,203,491           5,291,890
   Net realized gain distributions..........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period.......        140,351,017         (32,059,274)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations .........        189,427,040         (15,336,389)
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................          6,114,400           2,472,593
   Net transfers............................................................         (3,689,988)        (19,727,718)
   Surrenders for benefit payments and fees ................................       (162,367,752)        (98,791,334)
   Other transactions.......................................................             26,932               7,164
   Death benefits...........................................................        (31,411,851)        (12,982,719)
   Net loan activity........................................................                 --                  (1)
   Net annuity transactions.................................................            777,855           1,251,417
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...       (190,550,404)       (127,770,598)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets ...................................         (1,123,364)       (143,106,987)

NET ASSETS:
   Beginning of period......................................................      1,048,363,693         565,319,207
                                                                              ------------------  ------------------
   End of period............................................................  $   1,047,240,329   $     422,212,220
                                                                              ==================  ==================

                                                                               HARTFORD CAPITAL   HARTFORD DIVIDEND
                                                                                 APPRECIATION        AND GROWTH
                                                                                   HLS FUND           HLS FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $      (7,786,280)  $       2,792,201
   Net realized gain (loss) on security transactions........................        115,501,907          61,624,872
   Net realized gain distributions..........................................          4,110,232          19,380,891
   Change in unrealized appreciation (depreciation) during the period.......        377,148,478         106,449,394
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations .........        488,974,337         190,247,358
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................          7,552,871           4,254,014
   Net transfers............................................................        (56,829,093)        (16,599,850)
   Surrenders for benefit payments and fees ................................       (230,574,614)       (126,254,636)
   Other transactions.......................................................              8,165                (187)
   Death benefits...........................................................        (33,071,299)        (18,103,496)
   Net loan activity........................................................                 (1)                 (1)
   Net annuity transactions.................................................          2,283,234           1,678,858
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...       (310,630,737)       (155,025,298)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets ...................................        178,343,600          35,222,060

NET ASSETS:
   Beginning of period......................................................      1,449,743,721         698,468,502
                                                                              ------------------  ------------------
   End of period............................................................  $   1,628,087,321   $     733,690,562
                                                                              ==================  ==================

                                                                                HARTFORD GLOBAL       HARTFORD
                                                                                   RESEARCH          HEALTHCARE
                                                                                   HLS FUND           HLS FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................   $         (2,480)  $        (373,639)
   Net realized gain (loss) on security transactions........................          1,127,180           4,120,732
   Net realized gain distributions..........................................                 --           2,456,063
   Change in unrealized appreciation (depreciation) during the period.......          3,067,959           9,283,242
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations .........          4,192,659          15,486,398
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................             43,557              53,565
   Net transfers............................................................           (487,534)         (1,595,697)
   Surrenders for benefit payments and fees ................................         (2,777,780)         (6,708,048)
   Other transactions.......................................................               (313)               (227)
   Death benefits...........................................................           (380,885)           (537,340)
   Net loan activity........................................................                 --                  --
   Net annuity transactions.................................................              9,474              (7,091)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...         (3,593,481)         (8,794,838)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets ...................................            599,178           6,691,560

NET ASSETS:
   Beginning of period......................................................         17,103,434          34,485,122
                                                                              ------------------  ------------------
   End of period............................................................   $     17,702,612   $      41,176,682
                                                                              ==================  ==================

                                                                                  HARTFORD             HARTFORD
                                                                                GLOBAL GROWTH     DISCIPLINED EQUITY
                                                                                  HLS FUND             HLS FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $        (662,574)  $        (663,521)
   Net realized gain (loss) on security transactions........................          4,678,743           8,731,322
   Net realized gain distributions..........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period.......         19,925,296          19,684,785
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations .........         23,941,465          27,752,586
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            610,314             560,593
   Net transfers............................................................         (3,193,644)         (2,183,127)
   Surrenders for benefit payments and fees ................................        (15,728,467)        (19,105,266)
   Other transactions.......................................................             (1,271)             (2,150)
   Death benefits...........................................................         (1,773,224)         (1,964,233)
   Net loan activity........................................................                 --                  --
   Net annuity transactions.................................................             69,777             109,067
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...        (20,016,515)        (22,585,116)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets ...................................          3,924,950           5,167,470

NET ASSETS:
   Beginning of period......................................................         79,561,876          92,089,204
                                                                              ------------------  ------------------
   End of period............................................................  $      83,486,826   $      97,256,674
                                                                              ==================  ==================

                                                                                                    HARTFORD GROWTH
                                                                               HARTFORD GROWTH       OPPORTUNITIES
                                                                                  HLS FUND             HLS FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  -------------------
OPERATIONS:
   Net investment income (loss).............................................  $        (746,892)   $      (1,242,681)
   Net realized gain (loss) on security transactions........................          4,600,157            7,769,962
   Net realized gain distributions..........................................                 --                   --
   Change in unrealized appreciation (depreciation) during the period.......         10,659,872           17,164,419
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations .........         14,513,137           23,691,700
                                                                              ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases................................................................            258,011              550,651
   Net transfers............................................................         (1,537,368)          (2,714,814)
   Surrenders for benefit payments and fees ................................         (9,301,775)         (14,976,836)
   Other transactions.......................................................               (361)                (420)
   Death benefits...........................................................           (976,593)          (1,614,953)
   Net loan activity........................................................                 --                   --
   Net annuity transactions.................................................             56,232              212,003
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions...        (11,501,854)         (18,544,369)
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets ...................................          3,011,283            5,147,331

NET ASSETS:
   Beginning of period......................................................         49,398,714           79,127,667
                                                                              ------------------  -------------------
   End of period............................................................  $      52,409,997    $      84,274,998
                                                                              ==================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-66

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-67

SEPARATE ACCOUNT TWO


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------



                                                                                    HARTFORD
                                                                                   HIGH YIELD       HARTFORD INDEX
                                                                                    HLS FUND           HLS FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $       6,519,229   $         606,961
   Net realized gain (loss) on security transactions.........................         (1,307,996)         16,020,314
   Net realized gain distributions...........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period........           (268,949)         29,489,415
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations ..........          4,942,284          46,116,690
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            451,770           1,054,958
   Net transfers.............................................................         (5,911,556)         (3,076,487)
   Surrenders for benefit payments and fees .................................        (23,449,854)        (24,657,941)
   Other transactions........................................................                620                (951)
   Death benefits............................................................         (2,820,685)         (3,655,318)
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................            439,302             (73,791)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....        (31,290,403)        (30,409,530)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets ....................................        (26,348,119)         15,707,160

NET ASSETS:
   Beginning of period.......................................................        121,751,909         164,738,979
                                                                               ------------------  ------------------
   End of period.............................................................  $      95,403,790   $     180,446,139
                                                                               ==================  ==================

                                                                                    HARTFORD
                                                                                  INTERNATIONAL          HARTFORD
                                                                                  OPPORTUNITIES        SMALL/MID CAP
                                                                                    HLS FUND          EQUITY HLS FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $       1,670,328   $         (49,913)
   Net realized gain (loss) on security transactions.........................          13,622,579           2,845,433
   Net realized gain distributions...........................................                  --           1,603,510
   Change in unrealized appreciation (depreciation) during the period........          32,994,361           2,790,128
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations ..........          48,287,268           7,189,158
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................           1,402,637             211,603
   Net transfers.............................................................          (6,338,693)          3,152,787
   Surrenders for benefit payments and fees .................................         (45,690,167)         (5,642,757)
   Other transactions........................................................              (2,558)                722
   Death benefits............................................................          (5,999,344)           (335,843)
   Net loan activity.........................................................                  (1)                 --
   Net annuity transactions..................................................           1,044,699             155,446
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....         (55,583,427)         (2,458,042)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets ....................................          (7,296,159)          4,731,116

NET ASSETS:
   Beginning of period.......................................................         276,679,761          21,107,459
                                                                               -------------------  ------------------
   End of period.............................................................   $     269,383,602   $      25,838,575
                                                                               ===================  ==================



                                                                                HARTFORD MIDCAP      HARTFORD MIDCAP
                                                                                   HLS FUND          VALUE HLS FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $      (1,960,716)   $        (393,259)
   Net realized gain (loss) on security transactions.........................         17,645,018            8,103,148
   Net realized gain distributions...........................................          6,504,980                   --
   Change in unrealized appreciation (depreciation) during the period........         32,130,957           27,141,645
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations ..........         54,320,239           34,851,534
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            353,693              752,896
   Net transfers.............................................................         (5,461,927)              29,098
   Surrenders for benefit payments and fees .................................        (21,073,779)         (21,568,496)
   Other transactions........................................................               (948)                 (77)
   Death benefits............................................................         (3,660,919)          (2,601,598)
   Net loan activity.........................................................                 --                   --
   Net annuity transactions..................................................            238,151              644,978
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....        (29,605,729)         (22,743,199)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets ....................................         24,714,510           12,108,335

NET ASSETS:
   Beginning of period.......................................................        154,714,644          116,362,266
                                                                               ------------------  -------------------
   End of period.............................................................  $     179,429,154    $     128,470,601
                                                                               ==================  ===================


                                                                                    HARTFORD        HARTFORD SMALL
                                                                                 ULTRASHORT BOND        COMPANY
                                                                                    HLS FUND           HLS FUND
                                                                                 SUB-ACCOUNT (6)      SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $      (2,042,713)  $      (1,399,577)
   Net realized gain (loss) on security transactions.........................             (2,256)         13,001,712
   Net realized gain distributions...........................................                 --           7,952,405
   Change in unrealized appreciation (depreciation) during the period........            (23,337)         18,129,481
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations ..........         (2,068,306)         37,684,021
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          1,550,224             445,767
   Net transfers.............................................................         40,458,038          (3,885,044)
   Surrenders for benefit payments and fees .................................        (70,186,014)        (17,175,846)
   Other transactions........................................................                716               7,902
   Death benefits............................................................         (5,078,374)         (2,771,271)
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................             87,908             109,749
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....        (33,167,502)        (23,268,743)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets ....................................        (35,235,808)         14,415,278

NET ASSETS:
   Beginning of period.......................................................        156,530,238          98,044,142
                                                                               ------------------  ------------------
   End of period.............................................................  $     121,294,430   $     112,459,420
                                                                               ==================  ==================



                                                                                HARTFORD SMALLCAP    HARTFORD STOCK
                                                                                 GROWTH HLS FUND        HLS FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $       (993,919)  $       3,036,709
   Net realized gain (loss) on security transactions.........................         11,613,443          39,706,581
   Net realized gain distributions...........................................          9,307,868                  --
   Change in unrealized appreciation (depreciation) during the period........          8,242,741         111,623,868
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations ..........         28,170,133         154,367,158
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            467,532           3,378,038
   Net transfers.............................................................           (715,072)        (14,057,462)
   Surrenders for benefit payments and fees .................................        (16,093,931)        (82,985,668)
   Other transactions........................................................             (1,349)             (5,393)
   Death benefits............................................................         (1,391,600)        (12,341,058)
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................            224,839            (111,451)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....        (17,509,581)       (106,122,994)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets ....................................         10,660,552          48,244,164

NET ASSETS:
   Beginning of period.......................................................         73,697,224         548,666,998
                                                                               ------------------  ------------------
   End of period.............................................................   $     84,357,776   $     596,911,162
                                                                               ==================  ==================

(6)   Formerly Hartford Money Market HLS Fund. Change effective October 21,
      2013.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-68

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-69

SEPARATE ACCOUNT TWO


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------


                                                                                   HARTFORD
                                                                                U.S. GOVERNMENT
                                                                                  SECURITIES         HARTFORD VALUE
                                                                                   HLS FUND             HLS FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $       1,193,303    $          81,456
   Net realized gain (loss) on security transactions.........................         (2,301,148)           8,928,056
   Net realized gain distributions...........................................                 --                   --
   Change in unrealized appreciation (depreciation) during the period........         (4,154,225)          19,337,280
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations ..........         (5,262,070)          28,346,792
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          1,291,090              686,089
   Net transfers.............................................................         (7,016,043)          (2,990,933)
   Surrenders for benefit payments and fees .................................        (30,942,395)         (19,775,000)
   Other transactions........................................................              1,411                  (57)
   Death benefits............................................................         (5,731,221)          (2,203,856)
   Net loan activity.........................................................                 --                   --
   Net annuity transactions..................................................              1,902              403,468
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....        (42,395,256)         (23,880,289)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets ....................................        (47,657,326)           4,466,503

NET ASSETS:
   Beginning of period.......................................................        183,118,500          103,633,036
                                                                               ------------------  -------------------
   End of period.............................................................  $     135,461,174    $     108,099,539
                                                                               ==================  ===================


                                                                                  HUNTINGTON VA      HUNTINGTON VA
                                                                                     INCOME            DIVIDEND
                                                                                   EQUITY FUND       CAPTURE FUND
                                                                                   SUB-ACCOUNT      SUB-ACCOUNT (7)
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         125,582   $          86,479
   Net realized gain (loss) on security transactions.........................            252,557             352,076
   Net realized gain distributions...........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period........            818,151             905,356
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations ..........          1,196,290           1,343,911
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             26,790              88,272
   Net transfers.............................................................            (58,834)           (236,991)
   Surrenders for benefit payments and fees .................................         (1,686,796)         (2,449,240)
   Other transactions........................................................                (21)                969
   Death benefits............................................................           (127,891)           (132,337)
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................              8,054              (2,127)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....         (1,838,698)         (2,731,454)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets ....................................           (642,408)         (1,387,543)

NET ASSETS:
   Beginning of period.......................................................          6,180,452           8,397,461
                                                                               ------------------  ------------------
   End of period.............................................................  $       5,538,044   $       7,009,918
                                                                               ==================  ==================


                                                                                                      HUNTINGTON VA
                                                                                 HUNTINGTON VA          MID CORP
                                                                                  GROWTH FUND         AMERICA FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         (20,529)   $         (51,827)
   Net realized gain (loss) on security transactions.........................            202,462              858,864
   Net realized gain distributions...........................................                 --              319,747
   Change in unrealized appreciation (depreciation) during the period........            661,182              432,026
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations ..........            843,115            1,558,810
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             13,097               50,550
   Net transfers.............................................................           (123,549)            (182,518)
   Surrenders for benefit payments and fees .................................         (1,208,677)          (1,717,914)
   Other transactions........................................................                  7                   51
   Death benefits............................................................            (25,500)             (46,342)
   Net loan activity.........................................................                 --                   --
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....         (1,344,622)          (1,896,173)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets ....................................           (501,507)            (337,363)

NET ASSETS:
   Beginning of period.......................................................          3,284,867            5,812,872
                                                                               ------------------  -------------------
   End of period.............................................................  $       2,783,360    $       5,475,509
                                                                               ==================  ===================


                                                                                  HUNTINGTON VA       HUNTINGTON VA
                                                                                    ROTATING          INTERNATIONAL
                                                                                  MARKETS FUND         EQUITY FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (8,597)  $          (1,243)
   Net realized gain (loss) on security transactions.........................            104,309              12,200
   Net realized gain distributions...........................................             82,863                  --
   Change in unrealized appreciation (depreciation) during the period........             14,515             152,981
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations ..........            193,090             163,938
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              6,707               6,437
   Net transfers.............................................................            (80,966)            (31,835)
   Surrenders for benefit payments and fees .................................           (252,460)           (148,700)
   Other transactions........................................................                 --                  (5)
   Death benefits............................................................             (6,267)            (27,285)
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (332,986)           (201,388)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets ....................................           (139,896)            (37,450)

NET ASSETS:
   Beginning of period.......................................................          1,048,175             892,154
                                                                               ------------------  ------------------
   End of period.............................................................  $         908,279   $         854,704
                                                                               ==================  ==================


                                                                                 HUNTINGTON VA
                                                                                   MORTGAGE           HUNTINGTON VA
                                                                                SECURITIES FUND        SITUS FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           1,008    $         (20,921)
   Net realized gain (loss) on security transactions.........................              8,730              237,582
   Net realized gain distributions...........................................                 --                   --
   Change in unrealized appreciation (depreciation) during the period........            (20,013)             199,796
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations ..........            (10,275)             416,457
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              3,450               17,505
   Net transfers.............................................................            (32,540)             (76,384)
   Surrenders for benefit payments and fees .................................           (112,941)            (370,146)
   Other transactions........................................................                  1                   24
   Death benefits............................................................            (23,774)             (23,063)
   Net loan activity.........................................................                 --                   --
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (165,804)            (452,064)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets ....................................           (176,079)             (35,607)

NET ASSETS:
   Beginning of period.......................................................            412,386            1,592,365
                                                                               ------------------  -------------------
   End of period.............................................................  $         236,307    $       1,556,758
                                                                               ==================  ===================

(7) Effective March 28, 2013 Huntington VA Macro 100 Fund merged with Huntington VA Dividend Capture Fund.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-70

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-71

SEPARATE ACCOUNT TWO


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------




                                                                              BLACKROCK GLOBAL         BLACKROCK
                                                                                OPPORTUNITIES          LARGE CAP
                                                                                  V.I. FUND        GROWTH V.I. FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           (1,242)  $           (1,308)
   Net realized gain (loss) on security transactions.......................              19,906               18,043
   Net realized gain distributions.........................................                  --                3,466
   Change in unrealized appreciation (depreciation) during the period......              (2,274)               3,729
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations ........              16,390               23,930
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                  --                   --
   Net transfers...........................................................              25,531                 (140)
   Surrenders for benefit payments and fees ...............................             (53,261)             (62,679)
   Other transactions......................................................                  --                   --
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             (27,730)             (62,819)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets ..................................             (11,340)             (38,889)

NET ASSETS:
   Beginning of period.....................................................              59,363               86,310
                                                                             -------------------  -------------------
   End of period...........................................................  $           48,023   $           47,421
                                                                             ===================  ===================



                                                                                                    INVESCO V.I.
                                                                                UIF U.S. REAL        EQUITY AND
                                                                              ESTATE PORTFOLIO       INCOME FUND
                                                                                 SUB-ACCOUNT       SUB-ACCOUNT (8)
                                                                             -------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................   $          (2,206)  $             916
   Net realized gain (loss) on security transactions.......................             (18,909)             22,708
   Net realized gain distributions.........................................                  --                  --
   Change in unrealized appreciation (depreciation) during the period......              29,182              75,837
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations ........               8,067              99,461
                                                                             -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              58,063               1,045
   Net transfers...........................................................             (53,221)            119,345
   Surrenders for benefit payments and fees ...............................            (111,240)           (118,261)
   Other transactions......................................................                  --                  --
   Death benefits..........................................................                  --                  --
   Net loan activity.......................................................                  --                  --
   Net annuity transactions................................................                  --                  --
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (106,398)              2,129
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets ..................................             (98,331)            101,590

NET ASSETS:
   Beginning of period.....................................................             552,360             410,529
                                                                             -------------------  ------------------
   End of period...........................................................   $         454,029   $         512,119
                                                                             ===================  ==================

                                                                                                   COLUMBIA VARIABLE
                                                                                                     PORTFOLIO --
                                                                                                        MARSICO
                                                                                 UIF MID CAP         INTERNATIONAL
                                                                              GROWTH PORTFOLIO    OPPORTUNITIES FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           (4,944)   $        (110,501)
   Net realized gain (loss) on security transactions.......................              14,159              728,453
   Net realized gain distributions.........................................               9,991                   --
   Change in unrealized appreciation (depreciation) during the period......             128,025            1,029,623
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations ........             147,231            1,647,575
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              35,028               18,795
   Net transfers...........................................................             (20,841)            (394,106)
   Surrenders for benefit payments and fees ...............................             (66,262)          (1,822,541)
   Other transactions......................................................                  --                  157
   Death benefits..........................................................                  --             (243,338)
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................                  --                9,000
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             (52,075)          (2,432,033)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets ..................................              95,156             (784,458)

NET ASSETS:
   Beginning of period.....................................................             461,837           10,122,780
                                                                             -------------------  -------------------
   End of period...........................................................  $          556,993    $       9,338,322
                                                                             ===================  ===================


                                                                             COLUMBIA VARIABLE
                                                                               PORTFOLIO --       COLUMBIA VARIABLE
                                                                              MARSICO FOCUSED    PORTFOLIO -- ASSET
                                                                               EQUITIES FUND       ALLOCATION FUND
                                                                                SUB-ACCOUNT          SUB-ACCOUNT
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $        (207,882)  $           26,799
   Net realized gain (loss) on security transactions.......................          1,388,094              (94,960)
   Net realized gain distributions.........................................          3,199,231                   --
   Change in unrealized appreciation (depreciation) during the period......          2,379,231              522,417
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations ........          6,758,674              454,256
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             63,068                8,434
   Net transfers...........................................................           (889,722)             142,909
   Surrenders for benefit payments and fees ...............................         (3,274,520)            (604,656)
   Other transactions......................................................                240                   (1)
   Death benefits..........................................................           (643,763)            (169,186)
   Net loan activity.......................................................                 --                   --
   Net annuity transactions................................................            105,582                  350
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..         (4,639,115)            (622,150)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets ..................................          2,119,559             (167,894)

NET ASSETS:
   Beginning of period.....................................................         20,911,159            3,080,384
                                                                             ------------------  -------------------
   End of period...........................................................  $      23,030,718   $        2,912,490
                                                                             ==================  ===================


                                                                              COLUMBIA VARIABLE    COLUMBIA VARIABLE
                                                                                PORTFOLIO --         PORTFOLIO --
                                                                                   MARSICO           MARSICO 21ST
                                                                                 GROWTH FUND         CENTURY FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $         (188,078)   $         (35,295)
   Net realized gain (loss) on security transactions.......................           2,016,101              402,537
   Net realized gain distributions.........................................                  --                   --
   Change in unrealized appreciation (depreciation) during the period......           2,779,688              814,052
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations ........           4,607,711            1,181,294
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              55,084               13,987
   Net transfers...........................................................          (1,134,419)            (201,012)
   Surrenders for benefit payments and fees ...............................          (2,119,082)            (639,133)
   Other transactions......................................................                 746                  138
   Death benefits..........................................................            (482,172)             (72,066)
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................              64,877               (3,487)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..          (3,614,966)            (901,573)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets ..................................             992,745              279,721

NET ASSETS:
   Beginning of period.....................................................          15,069,644            3,281,901
                                                                             -------------------  -------------------
   End of period...........................................................  $       16,062,389    $       3,561,622
                                                                             ===================  ===================

(8) Formerly Invesco Van Kampen V.I. Equity and Income Fund. Change effective April 29, 2013.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-72

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-73

SEPARATE ACCOUNT TWO


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------


                                                                                                   COLUMBIA VARIABLE
                                                                              COLUMBIA VARIABLE      PORTFOLIO --
                                                                                PORTFOLIO --            INCOME
                                                                                  DIVIDEND        OPPORTUNITIES FUND
                                                                              OPPORTUNITY FUND        SUB-ACCOUNT
                                                                                 SUB-ACCOUNT            (9)(10)
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $        (150,474)   $         922,016
   Net realized gain (loss) on security transactions.......................             289,372              297,556
   Net realized gain distributions.........................................                  --              314,038
   Change in unrealized appreciation (depreciation) during the period......           1,896,760           (1,298,773)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations ........           2,035,658              234,837
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              13,947               18,529
   Net transfers...........................................................             280,541             (332,870)
   Surrenders for benefit payments and fees ...............................          (1,590,480)          (1,285,647)
   Other transactions......................................................                 (14)                 (40)
   Death benefits..........................................................            (310,931)            (312,279)
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................              17,605                1,979
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..          (1,589,332)          (1,910,328)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets ..................................             446,326           (1,675,491)

NET ASSETS:
   Beginning of period.....................................................           8,936,226            8,097,956
                                                                             -------------------  -------------------
   End of period...........................................................   $       9,382,552    $       6,422,465
                                                                             ===================  ===================

                                                                              COLUMBIA VARIABLE
                                                                                PORTFOLIO --
                                                                               MID CAP GROWTH
                                                                              OPPORTUNITY FUND        OPPENHEIMER
                                                                                 SUB-ACCOUNT        GLOBAL FUND/VA
                                                                                   (9)(11)         SUB-ACCOUNT (12)
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $        (125,895)   $            (959)
   Net realized gain (loss) on security transactions.......................            (776,420)               4,478
   Net realized gain distributions.........................................           2,628,221                   --
   Change in unrealized appreciation (depreciation) during the period......             321,250              167,927
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations ........           2,047,156              171,446
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................               7,487                1,071
   Net transfers...........................................................            (910,108)             113,070
   Surrenders for benefit payments and fees ...............................          (1,248,093)             (27,229)
   Other transactions......................................................                 227                   --
   Death benefits..........................................................            (137,439)                  --
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................               4,780                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..          (2,283,146)              86,912
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets ..................................            (235,990)             258,358

NET ASSETS:
   Beginning of period.....................................................           8,139,823              654,378
                                                                             -------------------  -------------------
   End of period...........................................................   $       7,903,833    $         912,736
                                                                             ===================  ===================



                                                                                  PUTNAM VT
                                                                                  SMALL CAP         PIMCO VIT REAL
                                                                                 VALUE FUND        RETURN PORTFOLIO
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $          (1,705)   $           2,318
   Net realized gain (loss) on security transactions.......................                (676)              29,381
   Net realized gain distributions.........................................               4,710                9,656
   Change in unrealized appreciation (depreciation) during the period......             109,634             (217,739)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations ........             111,963             (176,384)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              42,092                7,802
   Net transfers...........................................................             103,177             (340,810)
   Surrenders for benefit payments and fees ...............................             (50,452)            (302,545)
   Other transactions......................................................                  --                   (4)
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              94,817             (635,557)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets ..................................             206,780             (811,941)

NET ASSETS:
   Beginning of period.....................................................             245,827            2,004,403
                                                                             -------------------  -------------------
   End of period...........................................................   $         452,607    $       1,192,462
                                                                             ===================  ===================



                                                                                                    PIONEER MID CAP
                                                                                PIONEER FUND           VALUE VCT
                                                                                VCT PORTFOLIO          PORTFOLIO
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $          (75,630)  $             (962)
   Net realized gain (loss) on security transactions.......................             549,705                1,829
   Net realized gain distributions.........................................             655,540                   --
   Change in unrealized appreciation (depreciation) during the period......           2,857,988               53,117
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations ........           3,987,603               53,984
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              27,880                3,611
   Net transfers...........................................................            (514,666)              22,628
   Surrenders for benefit payments and fees ...............................          (3,432,461)             (18,872)
   Other transactions......................................................                 425                   --
   Death benefits..........................................................            (494,557)                  --
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................              50,375                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..          (4,363,004)               7,367
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets ..................................            (375,401)              61,351

NET ASSETS:
   Beginning of period.....................................................          14,731,659              166,792
                                                                             -------------------  -------------------
   End of period...........................................................  $       14,356,258   $          228,143
                                                                             ===================  ===================




                                                                               JENNISON 20/20
                                                                               FOCUS PORTFOLIO    JENNISON PORTFOLIO
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           (2,707)  $          (11,577)
   Net realized gain (loss) on security transactions.......................              46,254              226,386
   Net realized gain distributions.........................................                  --                   --
   Change in unrealized appreciation (depreciation) during the period......               1,901               18,976
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations ........              45,448              233,785
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                  --                   --
   Net transfers...........................................................             (93,585)            (696,675)
   Surrenders for benefit payments and fees ...............................             (19,820)             (31,759)
   Other transactions......................................................                  --                  113
   Death benefits..........................................................             (23,353)                  --
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................                  --                 (328)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (136,758)            (728,649)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets ..................................             (91,310)            (494,864)

NET ASSETS:
   Beginning of period.....................................................             231,650            1,084,910
                                                                             -------------------  -------------------
   End of period...........................................................  $          140,340   $          590,046
                                                                             ===================  ===================

(9)   Funded as of April 26, 2013.

(10) Effective April 26, 2013 Columbia Variable Portfolio -- High Income Fund merged with Columbia Variable Portfolio Income Opportunies Fund.

(11) Effective April 26, 2013 Columbia Variable Portfolio -- Mid Cap Growth Fund merged with Columbia Variable Portfolio Mid Cap Growth Fund.

(12) Formerly Oppenheimer Global Securities Fund/VA. Change effective April 30, 2013.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-74

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-75

SEPARATE ACCOUNT TWO


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------



                                                                                                  PRUDENTIAL SERIES
                                                                                 PRUDENTIAL       SP INTERNATIONAL
                                                                               VALUE PORTFOLIO    GROWTH PORTFOLIO
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             -------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $           (7,749)  $          (1,110)
   Net realized gain (loss) on security transactions.......................              28,465               1,520
   Net realized gain distributions.........................................                  --                  --
   Change in unrealized appreciation (depreciation) during the period......             104,676              11,182
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations ........             125,392              11,592
                                                                             -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                  --                  --
   Net transfers...........................................................                  --                 435
   Surrenders for benefit payments and fees ...............................             (45,020)             (6,411)
   Other transactions......................................................                  (4)                 --
   Death benefits..........................................................             (96,409)            (14,791)
   Net loan activity.......................................................                  --                  --
   Net annuity transactions................................................                  --                  --
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (141,433)            (20,767)
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets ..................................             (16,041)             (9,175)

NET ASSETS:
   Beginning of period.....................................................             442,775              85,000
                                                                             -------------------  ------------------
   End of period...........................................................  $          426,734   $          75,825
                                                                             ===================  ==================


                                                                                    ROYCE             LEGG MASON
                                                                                  SMALL-CAP           CLEARBRIDGE
                                                                                  PORTFOLIO        APPRECIATION FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           (2,096)   $              17
   Net realized gain (loss) on security transactions.......................              40,286                1,221
   Net realized gain distributions.........................................              55,757                8,044
   Change in unrealized appreciation (depreciation) during the period......             200,911               38,839
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations ........             294,858               48,121
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              40,254                   --
   Net transfers...........................................................             (96,855)                  --
   Surrenders for benefit payments and fees ...............................             (90,942)                 (26)
   Other transactions......................................................                  --                   --
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (147,543)                 (26)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets ..................................             147,315               48,095

NET ASSETS:
   Beginning of period.....................................................             961,691              171,894
                                                                             -------------------  -------------------
   End of period...........................................................  $        1,109,006    $         219,989
                                                                             ===================  ===================

                                                                              VICTORY VARIABLE
                                                                                  INSURANCE
                                                                                 DIVERSIFIED        INVESCO V.I.
                                                                                 STOCK FUND         COMSTOCK FUND
                                                                                 SUB-ACCOUNT      SUB-ACCOUNT (13)
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $          (4,109)  $              558
   Net realized gain (loss) on security transactions.......................             29,686                6,703
   Net realized gain distributions.........................................                 --                   --
   Change in unrealized appreciation (depreciation) during the period......            129,259               46,912
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations ........            154,836               54,173
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                124                1,796
   Net transfers...........................................................              1,590               62,533
   Surrenders for benefit payments and fees ...............................           (107,293)             (31,088)
   Other transactions......................................................                 --                   --
   Death benefits..........................................................            (26,545)                  --
   Net loan activity.......................................................                 --                   --
   Net annuity transactions................................................               (290)                  --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..           (132,414)              33,241
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets ..................................             22,422               87,414

NET ASSETS:
   Beginning of period.....................................................            520,407              150,885
                                                                             ------------------  -------------------
   End of period...........................................................  $         542,829   $          238,299
                                                                             ==================  ===================


                                                                                INVESCO V.I.
                                                                                  AMERICAN
                                                                                  FRANCHISE
                                                                              SUB-ACCOUNT (14)
                                                                             -------------------
OPERATIONS:
   Net investment income (loss)............................................   $         (13,154)
   Net realized gain (loss) on security transactions.......................              79,101
   Net realized gain distributions.........................................                  --
   Change in unrealized appreciation (depreciation) during the period......             395,795
                                                                             -------------------
   Net increase (decrease) in net assets resulting from operations ........             461,742
                                                                             -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................               5,200
   Net transfers...........................................................            (460,594)
   Surrenders for benefit payments and fees ...............................            (234,821)
   Other transactions......................................................                  --
   Death benefits..........................................................              (7,262)
   Net loan activity.......................................................                  --
   Net annuity transactions................................................              (1,186)
                                                                             -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (698,663)
                                                                             -------------------
   Net increase (decrease) in net assets ..................................            (236,921)

NET ASSETS:
   Beginning of period.....................................................           1,597,939
                                                                             -------------------
   End of period...........................................................   $       1,361,018
                                                                             ===================

(13) Formerly Invesco Van Kampen V.I. Comstock Fund. Change effective April 29, 2013.

(14) Formerly Invesco Van Kampen V.I. American Franchise Fund. Change effective April 29, 2013.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-76

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-77

SEPARATE ACCOUNT TWO


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
  FOR THE PERIOD ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------


                                                                                 WELLS FARGO          WELLS FARGO
                                                                                ADVANTAGE VT         ADVANTAGE VT
                                                                                 INDEX ASSET         TOTAL RETURN
                                                                               ALLOCATION FUND         BOND FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $              (28)  $             (143)
   Net realized gain (loss) on security transactions.......................                  33                  566
   Net realized gain distributions.........................................                  --                  345
   Change in unrealized appreciation (depreciation) during the period......               1,742               (2,211)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations ........               1,747               (1,443)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                  --                   --
   Net transfers...........................................................                  --              (18,246)
   Surrenders for benefit payments and fees ...............................                  (8)                  (6)
   Other transactions......................................................                  --                   (1)
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..                  (8)             (18,253)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets ..................................               1,739              (19,696)

NET ASSETS:
   Beginning of period.....................................................              10,053               30,577
                                                                             -------------------  -------------------
   End of period...........................................................  $           11,792   $           10,881
                                                                             ===================  ===================

                                                                                 WELLS FARGO          WELLS FARGO
                                                                                ADVANTAGE VT         ADVANTAGE VT
                                                                                  INTRINSIC          INTERNATIONAL
                                                                                 VALUE FUND           EQUITY FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $             (431)  $           71,465
   Net realized gain (loss) on security transactions.......................              18,533               84,904
   Net realized gain distributions.........................................                  --              389,565
   Change in unrealized appreciation (depreciation) during the period......             (13,266)             749,446
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations ........               4,836            1,295,380
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                  --               19,995
   Net transfers...........................................................             (47,090)            (314,249)
   Surrenders for benefit payments and fees ...............................                  (4)          (1,192,982)
   Other transactions......................................................                  --                   12
   Death benefits..........................................................                  --             (280,530)
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................                  --              (10,372)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             (47,094)          (1,778,126)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets ..................................             (42,258)            (482,746)

NET ASSETS:
   Beginning of period.....................................................              44,551            8,133,848
                                                                             -------------------  -------------------
   End of period...........................................................  $            2,293   $        7,651,102
                                                                             ===================  ===================

                                                                                 WELLS FARGO          WELLS FARGO
                                                                                ADVANTAGE VT         ADVANTAGE VT
                                                                                  SMALL CAP            SMALL CAP
                                                                                 GROWTH FUND          VALUE FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $         (50,883)   $         (40,180)
   Net realized gain (loss) on security transactions.......................             260,801              541,390
   Net realized gain distributions.........................................             184,005                   --
   Change in unrealized appreciation (depreciation) during the period......           1,015,668              237,210
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations ........           1,409,591              738,420
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              10,378                8,864
   Net transfers...........................................................              68,146             (106,921)
   Surrenders for benefit payments and fees ...............................            (416,343)          (1,251,538)
   Other transactions......................................................                  --                  (98)
   Death benefits..........................................................            (139,253)            (173,871)
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................              32,575                  628
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (444,497)          (1,522,936)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets ..................................             965,094             (784,516)

NET ASSETS:
   Beginning of period.....................................................           3,156,776            6,080,729
                                                                             -------------------  -------------------
   End of period...........................................................   $       4,121,870    $       5,296,213
                                                                             ===================  ===================


                                                                                WELLS FARGO
                                                                               ADVANTAGE VT
                                                                             OPPORTUNITY FUND
                                                                                SUB-ACCOUNT
                                                                             ------------------
OPERATIONS:
   Net investment income (loss)............................................  $         (46,262)
   Net realized gain (loss) on security transactions.......................            294,975
   Net realized gain distributions.........................................                 --
   Change in unrealized appreciation (depreciation) during the period......            969,343
                                                                             ------------------
   Net increase (decrease) in net assets resulting from operations ........          1,218,056
                                                                             ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                658
   Net transfers...........................................................            (46,197)
   Surrenders for benefit payments and fees ...............................           (564,407)
   Other transactions......................................................               (396)
   Death benefits..........................................................           (100,838)
   Net loan activity.......................................................                 --
   Net annuity transactions................................................             (7,510)
                                                                             ------------------
   Net increase (decrease) in net assets resulting from unit transactions..           (718,690)
                                                                             ------------------
   Net increase (decrease) in net assets ..................................            499,366

NET ASSETS:
   Beginning of period.....................................................          4,505,827
                                                                             ------------------
   End of period...........................................................  $       5,005,193
                                                                             ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-78

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-79

SEPARATE ACCOUNT TWO


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


1.   ORGANIZATION:

     Separate Account Two (the "Account") is a separate investment account established by Hartford Life Insurance Company (the "Sponsor Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

     The Account is comprised of the following Sub-Accounts:

     American Century(R) VP Capital Appreciation Fund, AllianceBernstein VPS International Value Portfolio, Invesco V.I. Core Equity Fund, Invesco V.I. High Yield Fund, Invesco V.I. Money Market Fund, AllianceBernstein VPS Growth and Income Portfolio, AllianceBernstein VPS Intermediate Bond Portfolio, American Funds Growth Fund, Sterling Capital Equity Income Variable Insurance Fund, Sterling Capital Special Opportunities VIF, Sterling Capital Total Return Bond VIF, Calvert VP SRI Balanced Portfolio, Columbia Variable Portfolio -- Small Company Growth Fund, Wells Fargo Advantage VT Omega Growth Fund, Fidelity(R) VIP Asset Manager Portfolio, Fidelity(R) VIP Growth Portfolio, Fidelity(R) VIP Contrafund Portfolio, Fidelity(R) VIP Overseas Portfolio, Fidelity(R) VIP Freedom 2020 Portfolio, Fidelity(R) VIP Freedom 2030 Portfolio, Fidelity(R) VIP Freedom 2015 Portfolio, Fidelity(R) VIP Freedom 2025 Portfolio, Fidelity(R) VIP Freedom Income Portfolio, Fidelity(R) VIP FundsManager 20% Portfolio, Fidelity(R) VIP FundsManager 50% Portfolio*, Fidelity(R) VIP FundsManager 70% Portfolio, Fidelity(R) VIP FundsManager 85% Portfolio, Franklin Income VIP Fund (formerly Franklin Income Securities Fund), Hartford Balanced HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Research HLS Fund (merged with Hartford Global Growth HLS Fund), Hartford Healthcare HLS Fund, Hartford Global Growth HLS Fund (merged with Hartford Global Research HLS Fund), Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund (merged with Hartford Growth Opportunities HLS Fund), Hartford Growth Opportunities HLS Fund (merged with Hartford Growth HLS
     Fund), Hartford High Yield HLS Fund, Hartford Index HLS Fund (merged with HIMCO VIT Index Fund), Hartford International Opportunities HLS Fund, Hartford Small/Mid Cap Equity HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Ultrashort Bond HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Huntington VA Income Equity Fund (merged with Huntington VA Dividend Capture Fund), Huntington VA Dividend Capture Fund (merged with Huntington VA Income Equity Fund), Huntington VA Growth Fund++, Huntington VA Mid Corp America Fund (merged with Huntington VA Situs Fund), Huntington VA Rotating Markets Fund++, Huntington VA International Equity Fund, Huntington VA Mortgage Securities Fund++, Huntington VA Situs Fund (merged with Huntington VA Mid Corp America Fund), BlackRock Global Opportunities V.I. Fund, BlackRock Large Cap Growth V.I. Fund, UIF U.S. Real Estate Portfolio, Invesco V.I. Equity and Income Fund, UIF Mid Cap Growth Portfolio, Columbia Variable Portfolio -- Marsico International Opportunities Fund, Columbia Variable Portfolio -- Marsico Focused Equities Fund, Columbia Variable Portfolio -- Asset Allocation Fund, Columbia Variable Portfolio -- Marsico Growth Fund, Columbia Variable Portfolio -- Marsico 21st Century Fund, Columbia Variable Portfolio -- Dividend Opportunity Fund, Columbia Variable Portfolio -- Income Opportunities Fund, Columbia Variable Portfolio -- Mid Cap Growth Opportunity Fund, Oppenheimer Global Fund/VA, Putnam VT Small Cap Value Fund, PIMCO VIT Real Return Portfolio, Pioneer Fund VCT Portfolio, Pioneer Mid Cap Value VCT Portfolio, Jennison 20/20 Focus Portfolio, Jennison Portfolio, Prudential Value Portfolio, Prudential Series SP International Growth Portfolio, Royce Small-Cap Portfolio, Legg Mason ClearBridge Appreciation Fund, Victory Variable Insurance Diversified Stock Fund, Invesco V.I. Comstock Fund, Invesco V.I. American Franchise Fund, Wells Fargo Advantage VT Index Asset Allocation Fund, Wells Fargo Advantage VT Total Return Bond Fund, Wells Fargo Advantage VT Intrinsic Value Fund, Wells Fargo Advantage VT International Equity Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Small Cap Value Fund, Wells Fargo Advantage VT Opportunity Fund, and HIMCO VIT Index Fund (merged with Hartford Index HLS Fund).


   ++ During 2014, the following Sub-Accounts were liquidated: Huntington VA
      Growth Fund, Huntington VA Rotating Markets Fund, and Huntington VA Mortgage Securities Fund.


    * This fund was not funded as of December 31, 2014, and as a result, is not presented in the statements of assets and liabilities.

     If a Fund is subject to a merger by the fund manager, the Sub-Account invested in the surviving Fund acquires the net assets of the Sub-Account associated with the merging


--------------------------------------------------------------------------------
                                    SA-80

---------------------------------------------------------------------------
     fund on the date disclosed. These amounts are reflected in the statement of changes in net assets as a net transfer. For financial reporting purposes, assets received by the Sub-Account were recorded at fair value as follows:

     SURVIVING SUB-ACCOUNT                           ASSETS RECEIVED

    -----------------------------------------  -------------
    Hartford Global Growth HLS Fund..........  $  18,195,433
    Hartford Growth Opportunities HLS Fund...     48,058,827
    HIMCO VIT Index Fund.....................    166,664,418
    Huntington VA Dividend Capture Fund......      4,744,979
    Huntington VA Situs Fund.................      4,415,673

     The Sub-Accounts are invested in mutual funds (the "Funds") of the same name.

     Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company's other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP):

     a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain distributions are accrued as of the ex-dividend date. Net realized gain distributions represent those dividends from the Funds, which are characterized as capital gains under tax regulations.

     b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

     c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

     d) USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates.The most significant estimate contained within the financial statements are the fair value measurements.

     e) MORTALITY RISK -- The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company. These amounts are included in death benefits on the accompanying statements of changes in net assets.

     f) FAIR VALUE MEASUREMENTS -- The Sub-Accounts' investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the December 31, 2014 closing net asset value as determined by the appropriate Fund manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

        Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open-ended management investment companies ("mutual funds").

        Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

        Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values


--------------------------------------------------------------------------------
                                    SA-81

SEPARATE ACCOUNT TWO


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------


        represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges. In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

        As of December 31, 2014, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the periods ended December 31, 2014 and 2013.

     g) ACCOUNTING FOR UNCERTAIN TAX POSITIONS -- Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2014. The 2007 through 2014 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

3.   ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

     Each Sub-account is charged certain fees, according to contract terms, as follows:

     a) MORTALITY AND EXPENSE RISK CHARGES -- The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.50% of the Sub-Account's average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

     b) TAX EXPENSE CHARGES -- If applicable, the Sponsor Company will make deductions up to a maximum rate of 4.00% of the contract's average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account's average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

     c) ADMINISTRATIVE CHARGES -- The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.15% of the Sub- Account's average daily net assets for these services. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

     d) ANNUAL MAINTENANCE AND CONTRACT FEES -- An annual maintenance fee up to a maximum of $30 may be charged. In addition, an annual contract fee up to a maximum of $100 may be charged. These charges are deducted through a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

     e) RIDER CHARGES -- The Sponsor Company will charge an expense for various rider charges, which are either included in the mortality and expense risk charges in the accompanying statements of operations or the surrenders for benefit payments and fees in the accompanying statements of changes in net assets. For further detail regarding specific product rider charges, please refer to Note 6, Financial Highlights.

     f) TRANSACTIONS WITH RELATED PARTIES -- The Sponsor and its affiliates receive fees from the HLS and VIT funds for services provided to these funds. The fees received for these services are a maximum of 1.29% and 0.55%, respectively, of the Funds' average daily net assets.



4.   PURCHASES AND SALES OF INVESTMENTS:

     The cost of purchases and proceeds from sales of investments for the period ended December 31, 2014 were as follows:


                                                                                                        PURCHASES        PROCEEDS
SUB-ACCOUNT                                                                                              AT COST        FROM SALES
------------------------------------------------------------------------------------------------    ---------------   --------------
American Century(R) VP Capital Appreciation Fund................................................     $    1,466,407   $    1,049,208
AllianceBernstein VPS International Value Portfolio.............................................             20,804          188,246
Invesco V.I. Core Equity Fund...................................................................            130,075          920,700
Invesco V.I. High Yield Fund....................................................................            315,705          345,741
Invesco V.I. Money Market Fund..................................................................         61,772,138       54,856,428
AllianceBernstein VPS Growth and Income Portfolio...............................................             74,389          442,826
AllianceBernstein VPS Intermediate Bond Portfolio...............................................          1,376,761          782,247
American Funds Growth Fund......................................................................             49,328          101,155


--------------------------------------------------------------------------------
                                    SA-82

---------------------------------------------------------------------------

                                                                                                        PURCHASES        PROCEEDS
SUB-ACCOUNT                                                                                              AT COST        FROM SALES
------------------------------------------------------------------------------------------------    ---------------   --------------
Sterling Capital Equity Income Variable Insurance Fund..........................................     $      505,792   $    2,749,718
Sterling Capital Special Opportunities VIF......................................................          1,804,221        2,057,525
Sterling Capital Total Return Bond VIF..........................................................            341,069          364,043
Calvert VP SRI Balanced Portfolio...............................................................            251,571          285,971
Columbia Variable Portfolio -- Small Company Growth Fund........................................            370,683        1,318,546
Wells Fargo Advantage VT Omega Growth Fund......................................................            668,116          930,334
Fidelity(R) VIP Asset Manager Portfolio.........................................................            116,378          470,635
Fidelity(R) VIP Growth Portfolio................................................................            411,504        1,876,657
Fidelity(R) VIP Contrafund Portfolio............................................................            543,611        2,471,330
Fidelity(R) VIP Overseas Portfolio..............................................................            122,736          583,620
Fidelity(R) VIP Freedom 2020 Portfolio..........................................................            308,038          332,254
Fidelity(R) VIP Freedom 2030 Portfolio..........................................................             19,115           32,400
Fidelity(R) VIP Freedom 2015 Portfolio..........................................................             19,159            6,434
Fidelity(R) VIP Freedom 2025 Portfolio..........................................................            453,190           37,163
Fidelity(R) VIP Freedom Income Portfolio........................................................              1,962           19,108
Fidelity(R) VIP FundsManager 20% Portfolio......................................................                232              124
Fidelity(R) VIP FundsManager 50% Portfolio*.....................................................                 25           33,966
Fidelity(R) VIP FundsManager 70% Portfolio......................................................                558              230
Fidelity(R) VIP FundsManager 85% Portfolio......................................................             28,649              130
Franklin Income VIP Fund*.......................................................................            222,050          487,770
Hartford Balanced HLS Fund......................................................................         28,348,254      194,902,523
Hartford Total Return Bond HLS Fund.............................................................         31,936,163       94,506,644
Hartford Capital Appreciation HLS Fund..........................................................        264,882,502      305,903,737
Hartford Dividend and Growth HLS Fund...........................................................        111,496,127      150,305,915
Hartford Global Research HLS Fund*..............................................................          2,208,159       20,217,268
Hartford Healthcare HLS Fund....................................................................          4,294,664        8,282,414
Hartford Global Growth HLS Fund*................................................................         22,977,308       20,053,367
Hartford Disciplined Equity HLS Fund............................................................          9,982,996       26,888,543
Hartford Growth HLS Fund*.......................................................................         16,357,422       56,015,326
Hartford Growth Opportunities HLS Fund*.........................................................         78,442,862       28,468,001
Hartford High Yield HLS Fund....................................................................         17,743,491       30,905,276
Hartford Index HLS Fund*........................................................................         14,200,366      190,855,659
Hartford International Opportunities HLS Fund...................................................         16,121,749       54,068,229
Hartford Small/Mid Cap Equity HLS Fund..........................................................          8,233,518        9,481,237
Hartford MidCap HLS Fund........................................................................         21,033,203       28,751,307
Hartford MidCap Value HLS Fund..................................................................         24,819,453       29,757,704
Hartford Ultrashort Bond HLS Fund...............................................................         14,840,806       48,117,510
Hartford Small Company HLS Fund.................................................................         23,639,097       24,626,810
Hartford SmallCap Growth HLS Fund...............................................................         20,912,239       25,510,627
Hartford Stock HLS Fund.........................................................................         15,233,089      106,341,315
Hartford U.S. Government Securities HLS Fund....................................................         11,127,953       31,803,087
Hartford Value HLS Fund.........................................................................          5,088,835       26,114,566
Huntington VA Income Equity Fund*...............................................................            582,847        5,947,713
Huntington VA Dividend Capture Fund*............................................................          5,703,579        3,447,991
Huntington VA Growth Fund*......................................................................          1,718,178        2,754,088
Huntington VA Mid Corp America Fund*............................................................          2,947,390        5,692,931
Huntington VA Rotating Markets Fund*............................................................            225,532          905,653
Huntington VA International Equity Fund.........................................................             58,410          280,681
Huntington VA Mortgage Securities Fund*.........................................................             26,117          253,414
Huntington VA Situs Fund*.......................................................................          4,946,718        1,129,903
BlackRock Global Opportunities V.I. Fund........................................................              1,957           12,068


--------------------------------------------------------------------------------
                                    SA-83

SEPARATE ACCOUNT TWO


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------



                                                                                                        PURCHASES        PROCEEDS
SUB-ACCOUNT                                                                                              AT COST        FROM SALES
------------------------------------------------------------------------------------------------    ---------------   --------------
BlackRock Large Cap Growth V.I. Fund............................................................     $        7,138   $          966
UIF U.S. Real Estate Portfolio..................................................................            189,184          273,594
Invesco V.I. Equity and Income Fund.............................................................             98,617          128,330
UIF Mid Cap Growth Portfolio....................................................................            146,306          129,757
Columbia Variable Portfolio -- Marsico International Opportunities Fund.........................            444,137        1,981,995
Columbia Variable Portfolio -- Marsico Focused Equities Fund....................................          4,157,586        4,356,479
Columbia Variable Portfolio -- Asset Allocation Fund............................................            147,806          425,083
Columbia Variable Portfolio -- Marsico Growth Fund..............................................          2,320,938        3,649,596
Columbia Variable Portfolio -- Marsico 21st Century Fund........................................            360,944          746,582
Columbia Variable Portfolio -- Dividend Opportunity Fund........................................            311,552        2,684,918
Columbia Variable Portfolio -- Income Opportunities Fund........................................            129,775        1,327,461
Columbia Variable Portfolio -- Mid Cap Growth Opportunity Fund..................................            189,584        2,017,502
Oppenheimer Global Fund/VA......................................................................            128,521          151,929
Putnam VT Small Cap Value Fund..................................................................            122,527          141,370
PIMCO VIT Real Return Portfolio.................................................................            115,683          351,067
Pioneer Fund VCT Portfolio......................................................................          1,356,086        3,849,415
Pioneer Mid Cap Value VCT Portfolio.............................................................            116,867           73,471
Jennison 20/20 Focus Portfolio..................................................................                 --           46,068
Jennison Portfolio..............................................................................              1,163           17,466
Prudential Value Portfolio......................................................................            156,884          180,012
Prudential Series SP International Growth Portfolio.............................................                996           13,281
Royce Small-Cap Portfolio.......................................................................             98,767          446,039
Legg Mason ClearBridge Appreciation Fund........................................................             10,280            2,295
Victory Variable Insurance Diversified Stock Fund...............................................             11,323           95,010
Invesco V.I. Comstock Fund......................................................................             52,108           71,310
Invesco V.I. American Franchise Fund............................................................            103,062          356,076
Wells Fargo Advantage VT Index Asset Allocation Fund............................................                193              239
Wells Fargo Advantage VT Total Return Bond Fund.................................................                282              235
Wells Fargo Advantage VT Intrinsic Value Fund...................................................                 23              151
Wells Fargo Advantage VT International Equity Fund..............................................          1,492,260        2,461,937
Wells Fargo Advantage VT Small Cap Growth Fund..................................................            454,895          967,033
Wells Fargo Advantage VT Small Cap Value Fund...................................................            618,748        1,473,499
Wells Fargo Advantage VT Opportunity Fund.......................................................            986,800        1,667,392
HIMCO VIT Index Fund*...........................................................................        167,192,597        6,670,033


    *  See Note 1 for additional information related to this Sub-Account.

5. CHANGES IN UNITS OUTSTANDING:

     The changes in units outstanding for the period ended December 31, 2014 were as follows:


                                                                                                UNITS         UNITS    NET INCREASE
SUB-ACCOUNT                                                                                    ISSUED       REDEEMED    (DECREASE)
---------------------------------------------------------------------------------------     ------------  -----------  -------------
American Century(R) VP Capital Appreciation Fund.......................................          177,856      325,764      (147,908)
AllianceBernstein VPS International Value Portfolio....................................            1,213       23,152       (21,939)
Invesco V.I. Core Equity Fund..........................................................           85,757      418,591      (332,834)
Invesco V.I. High Yield Fund...........................................................          141,055      199,165       (58,110)
Invesco V.I. Money Market Fund.........................................................        6,283,826    5,558,919       724,907
AllianceBernstein VPS Growth and Income Portfolio......................................           41,262      239,549      (198,287)
AllianceBernstein VPS Intermediate Bond Portfolio......................................          102,171       61,956        40,215
American Funds Growth Fund.............................................................            2,161        6,657        (4,496)
Sterling Capital Equity Income Variable Insurance Fund.................................          200,945    1,588,442    (1,387,497)


--------------------------------------------------------------------------------
                                    SA-84

---------------------------------------------------------------------------

                                                                                                UNITS         UNITS    NET INCREASE
SUB-ACCOUNT                                                                                    ISSUED       REDEEMED    (DECREASE)
---------------------------------------------------------------------------------------     ------------  -----------  -------------
Sterling Capital Special Opportunities VIF.............................................          274,765      719,815      (445,050)
Sterling Capital Total Return Bond VIF.................................................          176,967      246,092       (69,125)
Calvert VP SRI Balanced Portfolio......................................................           30,451       63,756       (33,305)
Columbia Variable Portfolio -- Small Company Growth Fund...............................          169,264      764,905      (595,641)
Wells Fargo Advantage VT Omega Growth Fund.............................................           47,391      603,288      (555,897)
Fidelity(R) VIP Asset Manager Portfolio................................................            1,764      157,354      (155,590)
Fidelity(R) VIP Growth Portfolio.......................................................          119,562      550,887      (431,325)
Fidelity(R) VIP Contrafund Portfolio...................................................           33,496      451,191      (417,695)
Fidelity(R) VIP Overseas Portfolio.....................................................           38,742      245,679      (206,937)
Fidelity(R) VIP Freedom 2020 Portfolio.................................................           13,820       15,533        (1,713)
Fidelity(R) VIP Freedom 2030 Portfolio.................................................              713        1,413          (700)
Fidelity(R) VIP Freedom 2015 Portfolio.................................................               96            6            90
Fidelity(R) VIP Freedom 2025 Portfolio.................................................           19,227        1,493        17,734
Fidelity(R) VIP Freedom Income Portfolio...............................................              120        1,339        (1,219)
Fidelity(R) VIP FundsManager 20% Portfolio.............................................               --           --            --
Fidelity(R) VIP FundsManager 50% Portfolio*............................................               --        1,877        (1,877)
Fidelity(R) VIP FundsManager 70% Portfolio.............................................               10           --            10
Fidelity(R) VIP FundsManager 85% Portfolio.............................................            1,173           --         1,173
Franklin Income VIP Fund*..............................................................            7,744       29,324       (21,580)
Hartford Balanced HLS Fund.............................................................        7,596,659   49,731,138   (42,134,479)
Hartford Total Return Bond HLS Fund....................................................        8,062,888   36,152,992   (28,090,104)
Hartford Capital Appreciation HLS Fund.................................................        7,385,128   42,447,386   (35,062,258)
Hartford Dividend and Growth HLS Fund..................................................        7,270,204   42,632,449   (35,362,245)
Hartford Global Research HLS Fund*.....................................................           84,052    1,428,577    (1,344,525)
Hartford Healthcare HLS Fund...........................................................          270,708    1,821,860    (1,551,152)
Hartford Global Growth HLS Fund*.......................................................       10,155,493    9,500,124       655,369
Hartford Disciplined Equity HLS Fund...................................................        4,138,006   13,594,724    (9,456,718)
Hartford Growth HLS Fund*..............................................................          971,277   28,791,008   (27,819,731)
Hartford Growth Opportunities HLS Fund*................................................       21,749,720   10,618,973    11,130,747
Hartford High Yield HLS Fund...........................................................        4,525,641   12,766,110    (8,240,469)
Hartford Index HLS Fund*...............................................................        2,199,371   41,166,469   (38,967,098)
Hartford International Opportunities HLS Fund..........................................        5,864,793   23,773,581   (17,908,788)
Hartford Small/Mid Cap Equity HLS Fund.................................................          211,103      588,237      (377,134)
Hartford MidCap HLS Fund...............................................................          340,412    4,120,260    (3,779,848)
Hartford MidCap Value HLS Fund.........................................................        3,345,729   10,695,424    (7,349,695)
Hartford Ultrashort Bond HLS Fund......................................................       10,761,267   32,196,445   (21,435,178)
Hartford Small Company HLS Fund........................................................        1,725,518    7,585,945    (5,860,427)
Hartford SmallCap Growth HLS Fund......................................................        2,737,678    9,574,316    (6,836,638)
Hartford Stock HLS Fund................................................................        3,843,147   24,937,901   (21,094,754)
Hartford U.S. Government Securities HLS Fund...........................................        7,802,867   25,402,869   (17,600,002)
Hartford Value HLS Fund................................................................        2,160,170   13,071,521   (10,911,351)
Huntington VA Income Equity Fund*......................................................           40,595    3,324,367    (3,283,772)
Huntington VA Dividend Capture Fund*...................................................        2,308,889    1,370,621       938,268
Huntington VA Growth Fund*.............................................................           10,485    2,373,622    (2,363,137)
Huntington VA Mid Corp America Fund*...................................................           22,687    1,905,148    (1,882,461)
Huntington VA Rotating Markets Fund*...................................................              807      448,816      (448,009)
Huntington VA International Equity Fund................................................           26,087      149,296      (123,209)
Huntington VA Mortgage Securities Fund*................................................           12,413      205,041      (192,628)
Huntington VA Situs Fund*..............................................................        2,234,406      500,739     1,733,667
BlackRock Global Opportunities V.I. Fund...............................................               --          648          (648)
BlackRock Large Cap Growth V.I. Fund...................................................               --           70           (70)


--------------------------------------------------------------------------------
                                    SA-85

SEPARATE ACCOUNT TWO


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------



                                                                                                UNITS         UNITS    NET INCREASE
SUB-ACCOUNT                                                                                    ISSUED       REDEEMED    (DECREASE)
---------------------------------------------------------------------------------------     ------------  -----------  -------------
UIF U.S. Real Estate Portfolio.........................................................           12,724       19,051        (6,327)
Invesco V.I. Equity and Income Fund....................................................            4,377        7,721        (3,344)
UIF Mid Cap Growth Portfolio...........................................................            3,993        7,418        (3,425)
Columbia Variable Portfolio -- Marsico International Opportunities Fund................          217,680      903,171      (685,491)
Columbia Variable Portfolio -- Marsico Focused Equities Fund...........................          325,677    1,709,226    (1,383,549)
Columbia Variable Portfolio -- Asset Allocation Fund...................................           13,442      249,092      (235,650)
Columbia Variable Portfolio -- Marsico Growth Fund.....................................           90,893    1,459,751    (1,368,858)
Columbia Variable Portfolio -- Marsico 21st Century Fund...............................          151,088      447,467      (296,379)
Columbia Variable Portfolio -- Dividend Opportunity Fund...............................           23,398      200,856      (177,458)
Columbia Variable Portfolio -- Income Opportunities Fund...............................           18,021      123,062      (105,041)
Columbia Variable Portfolio -- Mid Cap Growth Opportunity Fund.........................           18,072      158,288      (140,216)
Oppenheimer Global Fund/VA.............................................................            5,796       10,146        (4,350)
Putnam VT Small Cap Value Fund.........................................................            1,278       10,559        (9,281)
PIMCO VIT Real Return Portfolio........................................................            7,069       23,906       (16,837)
Pioneer Fund VCT Portfolio.............................................................          317,596    2,520,288    (2,202,692)
Pioneer Mid Cap Value VCT Portfolio....................................................            5,361        4,748           613
Jennison 20/20 Focus Portfolio.........................................................               --       21,598       (21,598)
Jennison Portfolio.....................................................................            1,161        7,044        (5,883)
Prudential Value Portfolio.............................................................            7,273      100,749       (93,476)
Prudential Series SP International Growth Portfolio....................................              869       10,390        (9,521)
Royce Small-Cap Portfolio..............................................................            1,034       27,549       (26,515)
Legg Mason ClearBridge Appreciation Fund...............................................               --            1            (1)
Victory Variable Insurance Diversified Stock Fund......................................              516        5,842        (5,326)
Invesco V.I. Comstock Fund.............................................................            3,190        4,517        (1,327)
Invesco V.I. American Franchise Fund...................................................            7,586       24,392       (16,806)
Wells Fargo Advantage VT Index Asset Allocation Fund...................................               --           --            --
Wells Fargo Advantage VT Total Return Bond Fund........................................               84           19            65
Wells Fargo Advantage VT Intrinsic Value Fund..........................................                3           66           (63)
Wells Fargo Advantage VT International Equity Fund.....................................          655,056    1,452,473      (797,417)
Wells Fargo Advantage VT Small Cap Growth Fund.........................................           15,768       58,876       (43,108)
Wells Fargo Advantage VT Small Cap Value Fund..........................................           40,054       93,333       (53,279)
Wells Fargo Advantage VT Opportunity Fund..............................................           61,253      102,602       (41,349)
HIMCO VIT Index Fund*..................................................................       34,132,294    1,387,111    32,745,183


    * See Note 1 for additional information related to this Sub-Account.

     The changes in units outstanding for the period ended December 31, 2013 were as follows:


                                                                                                UNITS         UNITS    NET INCREASE
SUB-ACCOUNT                                                                                    ISSUED       REDEEMED    (DECREASE)
---------------------------------------------------------------------------------------     ------------  -----------  -------------
American Century(R) VP Capital Appreciation Fund.......................................          132,186      372,186      (240,000)
AllianceBernstein VPS International Value Portfolio....................................            3,285        6,182        (2,897)
Invesco V.I. Core Equity Fund..........................................................           97,503      651,379      (553,876)
Invesco V.I. High Yield Fund...........................................................          333,909      476,177      (142,268)
Invesco V.I. Money Market Fund.........................................................        3,192,489    1,976,439     1,216,050
AllianceBernstein VPS Growth and Income Portfolio......................................           98,868      203,504      (104,636)
AllianceBernstein VPS Intermediate Bond Portfolio......................................           18,322       51,541       (33,219)
American Funds Growth Fund.............................................................            4,300        3,992           308
Sterling Capital Strategic Allocation Equity VIF.......................................           38,706    2,359,802    (2,321,096)
Sterling Capital Equity Income Variable Insurance Fund.................................          501,660    2,135,535    (1,633,875)
Sterling Capital Special Opportunities VIF.............................................          172,200      871,347      (699,147)
Sterling Capital Total Return Bond VIF.................................................          105,877      752,081      (646,204)


--------------------------------------------------------------------------------
                                    SA-86

---------------------------------------------------------------------------

                                                                                                UNITS         UNITS    NET INCREASE
SUB-ACCOUNT                                                                                    ISSUED       REDEEMED    (DECREASE)
---------------------------------------------------------------------------------------     ------------  -----------  -------------
Calvert VP SRI Balanced Portfolio......................................................           12,420       66,171       (53,751)
Columbia Variable Portfolio -- Small Company Growth Fund...............................          268,275    1,124,237      (855,962)
Wells Fargo Advantage VT Omega Growth Fund.............................................          278,024    1,285,980    (1,007,956)
Fidelity(R) VIP Asset Manager Portfolio................................................           12,883       92,728       (79,845)
Fidelity(R) VIP Growth Portfolio.......................................................          162,428      617,339      (454,911)
Fidelity(R) VIP Contrafund Portfolio...................................................           65,056      337,363      (272,307)
Fidelity(R) VIP Overseas Portfolio.....................................................          144,396      259,486      (115,090)
Fidelity(R) VIP Freedom 2020 Portfolio.................................................            9,418        2,155         7,263
Fidelity(R) VIP Freedom 2030 Portfolio.................................................            3,702          365         3,337
Fidelity(R) VIP Freedom 2015 Portfolio.................................................            5,690        1,594         4,096
Fidelity(R) VIP Freedom 2025 Portfolio.................................................            8,358        4,369         3,989
Fidelity(R) VIP Freedom Income Portfolio...............................................            1,784           --         1,784
Fidelity(R) VIP FundsManager 20% Portfolio.............................................               --        1,075        (1,075)
Fidelity(R) VIP FundsManager 50% Portfolio.............................................               --           --            --
Fidelity(R) VIP FundsManager 60% Portfolio.............................................               --          919          (919)
Fidelity(R) VIP FundsManager 70% Portfolio.............................................              840          167           673
Fidelity(R) VIP FundsManager 85% Portfolio.............................................               10           --            10
Franklin Income Securities Fund........................................................           12,997       21,911        (8,914)
Hartford Balanced HLS Fund.............................................................       17,837,277   71,545,283   (53,708,006)
Hartford Total Return Bond HLS Fund....................................................       12,394,410   63,377,772   (50,983,362)
Hartford Capital Appreciation HLS Fund.................................................       11,928,743   65,958,176   (54,029,433)
Hartford Dividend and Growth HLS Fund..................................................       12,913,135   65,563,786   (52,650,651)
Hartford Global Research HLS Fund......................................................          160,376      476,868      (316,492)
Hartford Healthcare HLS Fund...........................................................          398,911    3,053,439    (2,654,528)
Hartford Global Growth HLS Fund........................................................        2,868,064   15,486,184   (12,618,120)
Hartford Disciplined Equity HLS Fund...................................................        4,196,268   19,818,073   (15,621,805)
Hartford Growth HLS Fund...............................................................        2,879,425   10,112,046    (7,232,621)
Hartford Growth Opportunities HLS Fund.................................................        3,190,081   12,271,146    (9,081,065)
Hartford High Yield HLS Fund...........................................................        6,218,445   21,357,000   (15,138,555)
Hartford Index HLS Fund................................................................        3,119,456   10,701,736    (7,582,280)
Hartford International Opportunities HLS Fund..........................................        8,496,023   37,096,513   (28,600,490)
Hartford Small/Mid Cap Equity HLS Fund.................................................          780,159      965,146      (184,987)
Hartford MidCap HLS Fund...............................................................          293,336    5,495,258    (5,201,922)
Hartford MidCap Value HLS Fund.........................................................        5,649,046   15,743,918   (10,094,872)
Hartford Ultrashort Bond HLS Fund......................................................       52,226,890   75,367,777   (23,140,887)
Hartford Small Company HLS Fund........................................................        3,805,239   12,822,604    (9,017,365)
Hartford SmallCap Growth HLS Fund......................................................        4,630,636   13,082,266    (8,451,630)
Hartford Stock HLS Fund................................................................        7,246,608   39,637,550   (32,390,942)
Hartford U.S. Government Securities HLS Fund...........................................        9,082,001   44,278,251   (35,196,250)
Hartford Value HLS Fund................................................................        4,507,704   18,589,582   (14,081,878)
Huntington VA Income Equity Fund.......................................................          223,550    1,535,342    (1,311,792)
Huntington VA Dividend Capture Fund....................................................          428,363    1,985,042    (1,556,679)
Huntington VA Growth Fund..............................................................           80,846    1,471,759    (1,390,913)
Huntington VA Mid Corp America Fund....................................................          111,281      960,130      (848,849)
Huntington VA Rotating Markets Fund....................................................           18,212      237,593      (219,381)
Huntington VA International Equity Fund................................................           27,323      157,648      (130,325)
Huntington VA Mortgage Securities Fund.................................................           17,654      151,800      (134,146)
Huntington VA Situs Fund...............................................................           36,261      278,860      (242,599)
BlackRock Global Opportunities V.I. Fund...............................................            1,591       29,238       (27,647)
BlackRock Large Cap Growth V.I. Fund...................................................               --       41,795       (41,795)
UIF U.S. Real Estate Portfolio.........................................................            8,917       17,141        (8,224)


--------------------------------------------------------------------------------
                                    SA-87

SEPARATE ACCOUNT TWO


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------



                                                                                                UNITS         UNITS    NET INCREASE
SUB-ACCOUNT                                                                                    ISSUED       REDEEMED    (DECREASE)
---------------------------------------------------------------------------------------     ------------  -----------  -------------
Invesco V.I. Equity and Income Fund....................................................            9,700        9,321           379
UIF Mid Cap Growth Portfolio...........................................................            6,690       10,784        (4,094)
Columbia Variable Portfolio -- Marsico International Opportunities Fund................          205,531    1,413,881    (1,208,350)
Columbia Variable Portfolio -- Marsico Focused Equities Fund...........................          260,931    2,337,835    (2,076,904)
Columbia Variable Portfolio -- Asset Allocation Fund...................................          131,575      577,436      (445,861)
Columbia Variable Portfolio -- Marsico Growth Fund.....................................          193,686    1,780,391    (1,586,705)
Columbia Variable Portfolio -- Marsico 21st Century Fund...............................          242,459      892,801      (650,342)
Columbia Variable Portfolio -- Dividend Opportunity Fund...............................           73,776      219,606      (145,830)
Columbia Variable Portfolio -- Income Opportunities Fund...............................          855,907    3,945,994    (3,090,087)
Columbia Variable Portfolio -- Mid Cap Growth Opportunity Fund.........................          901,803    7,433,197    (6,531,394)
Oppenheimer Global Fund/VA.............................................................           13,381        6,909         6,472
Putnam VT Small Cap Value Fund.........................................................           15,584        7,021         8,563
PIMCO VIT Real Return Portfolio........................................................           13,267       57,560       (44,293)
Pioneer Fund VCT Portfolio.............................................................          197,237    3,588,572    (3,391,335)
Pioneer Mid Cap Value VCT Portfolio....................................................            2,739        2,061           678
Jennison 20/20 Focus Portfolio.........................................................               --       77,515       (77,515)
Jennison Portfolio.....................................................................            7,702      838,189      (830,487)
Prudential Value Portfolio.............................................................               79       89,768       (89,689)
Prudential Series SP International Growth Portfolio....................................            1,720       21,191       (19,471)
Royce Small-Cap Portfolio..............................................................            5,089       15,668       (10,579)
Legg Mason ClearBridge Appreciation Fund...............................................               --            1            (1)
Victory Variable Insurance Diversified Stock Fund......................................            1,012       10,453        (9,441)
Invesco V.I. Comstock Fund.............................................................            6,939        4,552         2,387
Invesco V.I. American Franchise........................................................            3,357       65,721       (62,364)
Wells Fargo Advantage VT Index Asset Allocation Fund...................................               --            4            (4)
Wells Fargo Advantage VT Total Return Bond Fund........................................            2,267       14,701       (12,434)
Wells Fargo Advantage VT Intrinsic Value Fund..........................................               --       34,459       (34,459)
Wells Fargo Advantage VT International Equity Fund.....................................          213,332    1,591,903    (1,378,571)
Wells Fargo Advantage VT Small Cap Growth Fund.........................................           34,666       66,729       (32,063)
Wells Fargo Advantage VT Small Cap Value Fund..........................................           36,682      148,268      (111,586)
Wells Fargo Advantage VT Opportunity Fund..............................................           30,452       83,095       (52,643)

6.   FINANCIAL HIGHLIGHTS:

     The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios representing the lowest and highest contract charges for each of the periods presented within each Sub-Account that had outstanding units as of and for the period ended December 31, 2014. The unit value range presented below represents the unit values of the highest and lowest contract charges, therefore a specific Sub-Account unit value may be outside of the range presented in this table. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the funds merged into the surviving fund.

                                                                                                        INVESTMENT
                                        UNIT                                      EXPENSE                 INCOME
                                     FAIR VALUE                               RATIO LOWEST TO         RATIO LOWEST TO
SUB-ACCOUNT      UNITS #         LOWEST TO HIGHEST #         NET ASSETS          HIGHEST*                HIGHEST**
------------  ------------  -----------------------------  ---------------  -------------------  -------------------
AMERICAN CENTURY(R) VP CAPITAL APPRECIATION FUND
    2014         1,283,140  $  3.254634  to   $  3.456935  $     4,217,369  0.70%   to   1.25%      --     to    --
    2013         1,431,048     3.047479  to      3.219143        4,375,776  0.70%   to   1.25%      --     to    --
    2012         1,671,048     2.356970  to      2.476084        3,921,409  0.70%   to   1.25%      --     to    --
    2011         1,958,716     2.057397  to      2.149508        3,960,459  0.70%   to   1.25%      --     to    --
    2010         2,304,243     2.160732  to      2.315253        5,040,013  0.70%   to   1.25%      --     to    --


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  ------------------------
AMERICAN CENTURY(R) VP CAPITAL APPRECIATION FUND
    2014        6.80%    to    7.39%
    2013       29.30%    to   30.01%
    2012       14.56%    to   15.19%
    2011       (7.67)%   to   (7.16)%
    2010       29.66%    to   30.38%


--------------------------------------------------------------------------------
                                    SA-88

---------------------------------------------------------------------------

                                                                                                       INVESTMENT
                                        UNIT                                      EXPENSE                INCOME
                                     FAIR VALUE                               RATIO LOWEST TO        RATIO LOWEST TO
SUB-ACCOUNT      UNITS #         LOWEST TO HIGHEST #         NET ASSETS          HIGHEST*               HIGHEST**
------------  ------------  -----------------------------  ---------------  -------------------  --------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO
    2014            30,574  $  7.774031  to   $  7.774031  $       237,686  1.25%   to   1.25%   2.92%    to   2.92%
    2013            52,513     8.415534  to      8.415534          441,922  1.25%   to   1.25%   5.91%    to   5.91%
    2012            55,410     6.943189  to      6.943189          384,725  1.25%   to   1.25%   1.22%    to   1.22%
    2011            85,716     6.156597  to      6.156597          527,721  1.25%   to   1.25%   3.60%    to   3.60%
    2010           109,554     7.738140  to      7.738140          847,741  1.25%   to   1.25%   2.57%    to   2.57%

INVESCO V.I. CORE EQUITY FUND
    2014         2,223,171     1.422959  to      1.573665        3,423,689  1.25%   to   2.00%   0.82%    to   0.85%
    2013         2,556,005     1.473423  to     18.708955        3,973,014  1.25%   to   2.35%   1.34%    to   1.36%
    2012         3,109,881     1.154307  to     14.818902        3,773,246  1.25%   to   2.35%     --     to   0.94%
    2011         3,749,278     0.957423  to      1.026335        3,796,161  1.25%   to   1.90%   0.93%    to   0.98%
    2010         4,343,895     1.039914  to      1.146200        4,477,161  1.25%   to   2.15%   0.94%    to   0.99%

INVESCO V.I. HIGH YIELD FUND
    2014         1,200,700     1.434463  to      1.616216        1,932,037  1.25%   to   2.15%   4.57%    to   4.67%
    2013         1,258,810     1.440762  to      1.608761        2,015,042  1.25%   to   2.15%   4.99%    to   7.06%
    2012         1,401,078     1.522315  to     19.734908        2,739,545  1.25%   to   2.35%     --     to   5.01%
    2011         1,443,748     1.199545  to      1.315536        1,909,270  1.25%   to   2.15%   6.88%    to   7.22%
    2010         1,531,805     1.213947  to      1.319386        2,051,264  1.25%   to   2.15%   9.81%    to   9.81%

INVESCO V.I. MONEY MARKET FUND
    2014         1,940,957     9.613679  to      9.963556       18,978,588  0.25%   to   2.50%   0.01%    to   0.01%
    2013         1,216,050     9.855772  to      9.987257       12,062,873  0.25%   to   2.50%     --     to     --

ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO
    2014           947,895     1.746170  to      2.016477        1,824,815  1.15%   to   2.20%   1.07%    to   1.12%
    2013         1,146,182     1.633262  to      1.866400        2,051,418  1.15%   to   2.20%   1.14%    to   1.52%
    2012         1,250,818     1.240443  to      1.402732        1,682,399  1.15%   to   2.20%   1.25%    to   1.36%
    2011         1,489,752     1.102085  to      1.210252        1,731,671  1.15%   to   2.00%   0.78%    to   1.08%
    2010         1,681,068     1.060000  to      1.154196        1,877,135  1.15%   to   2.00%     --     to     --

ALLIANCEBERNSTEIN VPS INTERMEDIATE BOND PORTFOLIO
    2014           221,357    12.311035  to     13.042600        2,852,813  1.15%   to   2.00%   3.17%    to   4.30%
    2013           181,142    11.824421  to     12.421058        2,220,381  1.15%   to   2.00%   3.33%    to   3.38%
    2012           214,361    12.351891  to     12.865299        2,727,040  1.15%   to   2.00%   4.23%    to   4.24%
    2011           237,680    11.911178  to     12.301286        2,898,028  1.15%   to   2.00%   4.47%    to   4.70%
    2010           268,397    11.359139  to     11.697057        3,119,767  1.15%   to   2.20%   1.44%    to   5.19%

AMERICAN FUNDS GROWTH FUND
    2014            17,654    15.735065  to     15.735065          277,793  1.25%   to   1.25%   0.71%    to   0.71%
    2013            22,150    14.683555  to     14.683555          325,243  1.25%   to   1.25%   0.97%    to   0.97%
    2012            21,842    11.428093  to     11.428093          249,610  1.25%   to   1.25%   0.68%    to   0.68%
    2011            34,750     9.815665  to      9.815665          341,091  1.25%   to   1.25%   0.57%    to   0.57%
    2010            41,541    10.383301  to     10.383301          431,336  1.25%   to   1.25%   0.76%    to   0.76%

STERLING CAPITAL EQUITY INCOME VARIABLE INSURANCE FUND
    2014         6,682,457     1.520016  to      1.763828       11,382,374  1.15%   to   2.20%   2.02%    to   2.03%
    2013         8,069,954     1.492882  to      1.714255       13,387,541  1.15%   to   2.20%   1.23%    to   1.43%
    2012         9,703,829     1.296074  to      1.472729       13,869,195  1.15%   to   2.20%   0.96%    to   1.01%
    2011        13,395,811     1.159333  to      1.303596       16,972,484  1.15%   to   2.20%   1.07%    to   1.14%
    2010        17,004,354     1.234953  to      1.374117       22,764,911  1.15%   to   2.20%   1.25%    to   1.27%

STERLING CAPITAL SPECIAL OPPORTUNITIES VIF
    2014         2,719,300     2.908287  to     24.908276        7,709,782  1.15%   to   2.45%   0.05%    to   0.05%
    2013         3,164,350     2.536345  to     22.006902        7,832,632  1.15%   to   2.45%   0.04%    to   0.08%
    2012         3,863,497     2.023186  to     17.783835        7,687,177  1.15%   to   2.45%   0.22%    to   0.29%
    2011         5,399,193     1.655702  to      1.790016        9,478,320  1.15%   to   2.20%     --     to     --
    2010         6,738,130     1.754526  to      1.877039       12,436,613  1.15%   to   2.20%   0.06%    to   0.06%


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  -------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO
    2014       (7.62)%   to    (7.62)%
    2013       21.21%    to    21.21%
    2012       12.78%    to    12.78%
    2011      (20.44)%   to   (20.44)%
    2010        3.00%    to     3.00%

INVESCO V.I. CORE EQUITY FUND
    2014        6.01%    to     6.80%
    2013       26.25%    to    27.65%
    2012       11.24%    to    12.47%
    2011       (1.94)%   to    (1.31)%
    2010        7.23%    to     8.20%

INVESCO V.I. HIGH YIELD FUND
    2014       (0.44)%   to     0.46%
    2013        4.73%    to     5.68%
    2012       14.45%    to    15.72%
    2011       (1.19)%   to    (0.29)%
    2010       11.16%    to    12.16%

INVESCO V.I. MONEY MARKET FUND
    2014       (2.46)%   to    (0.24)%
    2013       (1.44)%   to    (0.13)%

ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO
    2014        6.91%    to     8.04%
    2013       31.67%    to    33.05%
    2012       14.69%    to    15.90%
    2011        3.97%    to     4.86%
    2010       10.57%    to    11.51%

ALLIANCEBERNSTEIN VPS INTERMEDIATE BOND PORTFOLIO
    2014        4.12%    to     5.00%
    2013       (4.27)%   to    (3.45)%
    2012        3.70%    to     4.58%
    2011        4.28%    to     5.17%
    2010        6.56%    to     7.68%

AMERICAN FUNDS GROWTH FUND
    2014        7.16%    to     7.16%
    2013       28.49%    to    28.49%
    2012       16.43%    to    16.43%
    2011       (5.47)%   to    (5.47)%
    2010       17.21%    to    17.21%

STERLING CAPITAL EQUITY INCOME VARIABLE INSURANCE FUND
    2014        1.82%    to     2.89%
    2013       15.18%    to    16.40%
    2012       11.79%    to    12.97%
    2011       (6.12)%   to    (5.13)%
    2010        9.49%    to    10.65%

STERLING CAPITAL SPECIAL OPPORTUNITIES VIF
    2014       13.18%    to    14.66%
    2013       23.75%    to    25.36%
    2012       11.57%    to    13.03%
    2011       (5.63)%   to    (4.64)%
    2010       13.71%    to    14.91%


--------------------------------------------------------------------------------
                                    SA-89

SEPARATE ACCOUNT TWO


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------


                                                                                                       INVESTMENT
                                        UNIT                                      EXPENSE                INCOME
                                     FAIR VALUE                               RATIO LOWEST TO        RATIO LOWEST TO
SUB-ACCOUNT      UNITS #         LOWEST TO HIGHEST #         NET ASSETS          HIGHEST*               HIGHEST**
------------  ------------  -----------------------------  ---------------  -------------------  --------------------
STERLING CAPITAL TOTAL RETURN BOND VIF
    2014         1,558,977  $  1.289833  to   $  1.439089  $     2,139,295  1.15%   to   2.20%   3.20%    to   3.20%
    2013         1,628,102     1.250389  to      1.380512        2,143,292  1.15%   to   2.20%   3.19%    to   3.20%
    2012         2,274,306     1.298563  to      1.418723        3,091,915  1.15%   to   2.20%   2.85%    to   2.85%
    2011         3,048,757     1.250987  to      1.352480        3,974,093  1.15%   to   2.20%   3.59%    to   3.63%
    2010         3,121,445     1.205159  to      1.289323        3,932,955  1.15%   to   2.20%   3.86%    to   3.88%

CALVERT VP SRI BALANCED PORTFOLIO
    2014           322,787     4.402432  to      4.821845        1,436,577  0.70%   to   1.25%   1.60%    to   1.61%
    2013           356,092     4.067299  to      4.430348        1,460,961  0.70%   to   1.25%   0.99%    to   1.07%
    2012           409,843     3.490099  to      3.780789        1,440,472  0.70%   to   1.25%   1.07%    to   1.25%
    2011           472,392     3.197855  to      3.445215        1,514,819  0.70%   to   1.25%   1.24%    to   1.28%
    2010           562,937     3.096720  to      3.317954        1,748,304  0.70%   to   1.25%   1.37%    to   1.39%

COLUMBIA VARIABLE PORTFOLIO -- SMALL COMPANY GROWTH FUND
    2014         2,379,230     1.771897  to     20.720053        4,032,082  1.25%   to   2.50%     --     to     --
    2013         2,974,871     1.881439  to     22.391701        5,334,295  1.25%   to   2.40%   0.10%    to   0.11%
    2012         3,830,833     1.356207  to     16.327115        4,971,786  1.25%   to   2.40%     --     to     --
    2011         5,039,293     1.226089  to     14.931246        5,933,391  1.25%   to   2.40%     --     to     --
    2010         7,159,960     1.314410  to     16.192109        9,021,250  1.25%   to   2.40%     --     to     --

WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND
    2014         1,851,547     1.830205  to     26.329197        2,867,378  1.15%   to   2.50%     --     to     --
    2013         2,407,444     1.778660  to     25.935506        3,604,415  1.15%   to   2.50%   0.40%    to   0.40%
    2012         3,415,400    14.029736  to     18.964235        3,683,159  1.15%   to   2.50%     --     to     --
    2011         4,074,206    11.788274  to     16.101752        3,700,530  1.15%   to   2.50%     --     to     --
    2010         4,930,483     1.148873  to     17.443913        4,806,186  1.15%   to   2.50%   0.83%    to   0.83%

FIDELITY(R) VIP ASSET MANAGER PORTFOLIO
    2014           536,202     2.884931  to      3.159792        1,579,785  0.70%   to   1.25%   1.24%    to   1.51%
    2013           691,792     2.760213  to      3.006613        1,940,307  0.70%   to   1.25%   1.54%    to   1.55%
    2012           771,637     2.415527  to      2.616734        1,892,904  0.70%   to   1.25%   1.37%    to   1.56%
    2011           882,194     2.174480  to      2.342693        1,938,963  0.70%   to   1.25%   1.67%    to   1.99%
    2010         1,174,458     2.259706  to      2.421155        2,675,013  0.70%   to   1.25%   1.55%    to   1.68%

FIDELITY(R) VIP GROWTH PORTFOLIO
    2014         1,985,002     3.405095  to      3.729119        6,885,289  0.70%   to   1.25%   0.17%    to   0.19%
    2013         2,416,327     3.097926  to      3.374125        7,588,914  0.70%   to   1.25%   0.28%    to   0.37%
    2012         2,871,238     2.300838  to      2.492242        6,688,954  0.70%   to   1.25%   0.56%    to   0.77%
    2011         3,344,813     2.031385  to      2.188302        6,848,086  0.70%   to   1.25%   0.33%    to   0.34%
    2010         4,093,999     2.052797  to      2.199230        8,454,240  0.70%   to   1.25%   0.28%    to   0.28%

FIDELITY(R) VIP CONTRAFUND PORTFOLIO
    2014         2,085,068     5.439543  to      5.957318       11,698,130  0.70%   to   1.25%   0.79%    to   0.86%
    2013         2,502,763     4.920305  to      5.359097       12,618,132  0.70%   to   1.25%   1.02%    to   1.05%
    2012         2,775,070     3.794878  to      4.110646       10,739,464  0.70%   to   1.25%   0.94%    to   1.15%
    2011         3,437,868     3.300735  to      3.555782       11,381,637  0.70%   to   1.25%   0.93%    to   0.98%
    2010         4,210,525     3.428888  to      3.673565       14,472,520  0.70%   to   1.25%   1.20%    to   1.29%

FIDELITY(R) VIP OVERSEAS PORTFOLIO
    2014           629,339     2.173513  to      2.380726        1,416,390  0.70%   to   1.25%   0.47%    to   1.10%
    2013           836,276     2.394238  to      2.608100        2,051,973  0.70%   to   1.25%   0.60%    to   1.36%
    2012           951,366     1.858632  to      2.013555        1,802,846  0.70%   to   1.25%   1.40%    to   1.84%
    2011         1,165,147     1.558707  to      1.679380        1,824,665  0.70%   to   1.25%   1.18%    to   1.40%
    2010         1,554,675     1.905388  to      2.041614        2,972,544  0.70%   to   1.25%   1.33%    to   1.44%


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  -------------------------
STERLING CAPITAL TOTAL RETURN BOND VIF
    2014        3.15%    to     4.24%
    2013       (3.71)%   to    (2.69)%
    2012        3.80%    to     4.90%
    2011        3.80%    to     4.90%
    2010        5.40%    to     6.51%

CALVERT VP SRI BALANCED PORTFOLIO
    2014        8.24%    to     8.84%
    2013       16.54%    to    17.18%
    2012        9.14%    to     9.74%
    2011        3.27%    to     3.84%
    2010       10.71%    to    11.32%

COLUMBIA VARIABLE PORTFOLIO -- SMALL COMPANY GROWTH FUND
    2014       (6.99)%   to    (5.82)%
    2013       37.14%    to    38.73%
    2012        9.35%    to    10.61%
    2011       (7.79)%   to    (6.72)%
    2010       25.33%    to    26.78%

WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND
    2014        1.52%    to     2.90%
    2013       36.76%    to    38.61%
    2012       17.78%    to    19.01%
    2011       (7.69)%   to    (6.44)%
    2010       16.84%    to    18.42%

FIDELITY(R) VIP ASSET MANAGER PORTFOLIO
    2014        4.52%    to     5.09%
    2013       14.27%    to    14.90%
    2012       11.09%    to    11.70%
    2011       (3.77)%   to    (3.24)%
    2010       12.85%    to    13.47%

FIDELITY(R) VIP GROWTH PORTFOLIO
    2014        9.92%    to    10.52%
    2013       34.64%    to    35.39%
    2012       13.26%    to    13.89%
    2011       (1.04)%   to    (0.50)%
    2010       22.63%    to    23.31%

FIDELITY(R) VIP CONTRAFUND PORTFOLIO
    2014       10.55%    to    11.16%
    2013       29.66%    to    30.37%
    2012       14.97%    to    15.60%
    2011       (3.74)%   to    (3.21)%
    2010       15.76%    to    16.40%

FIDELITY(R) VIP OVERSEAS PORTFOLIO
    2014       (9.22)%   to    (8.72)%
    2013       28.82%    to    29.53%
    2012       19.24%    to    19.90%
    2011      (18.19)%   to   (17.74)%
    2010       11.71%    to    12.33%


--------------------------------------------------------------------------------
                                    SA-90

---------------------------------------------------------------------------

                                                                                                       INVESTMENT
                                        UNIT                                      EXPENSE                INCOME
                                     FAIR VALUE                               RATIO LOWEST TO        RATIO LOWEST TO
SUB-ACCOUNT      UNITS #         LOWEST TO HIGHEST #         NET ASSETS          HIGHEST*               HIGHEST**
------------  ------------  -----------------------------  ---------------  -------------------  --------------------
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO
    2014            22,533  $ 21.350658  to   $ 21.350658  $       481,088  1.25%   to   1.25%   1.19%    to   1.19%
    2013            24,246    20.669392  to     20.669392          501,158  1.25%   to   1.25%   1.94%    to   1.94%
    2012            16,983    18.099513  to     18.099513          307,380  1.25%   to   1.25%   1.87%    to   1.87%
    2011            14,316    16.208519  to     16.208519          232,049  1.25%   to   1.25%   2.37%    to   2.37%
    2010            10,826    16.618873  to     16.618873          179,923  1.25%   to   1.25%   2.58%    to   2.58%

FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO
    2014             3,396    23.890078  to     23.890078           81,142  1.25%   to   1.25%   1.31%    to   1.31%
    2013             4,096    23.095101  to     23.095101           94,599  1.25%   to   1.25%   2.72%    to   2.72%
    2012               759    19.261850  to     19.261850           14,623  1.25%   to   1.25%   0.81%    to   0.81%
    2011             1,193    16.933280  to     16.933280           20,203  1.25%   to   1.25%   1.10%    to   1.10%
    2010             2,513    17.645669  to     17.645669           44,351  1.25%   to   1.25%   2.44%    to   2.44%

FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO
    2014            29,894    19.643671  to     19.643671          587,229  1.25%   to   1.25%   1.43%    to   1.43%
    2013            29,804    19.042459  to     19.042459          567,535  1.25%   to   1.25%   1.79%    to   1.79%
    2012            25,708    16.898529  to     16.898529          434,434  1.25%   to   1.25%   1.60%    to   1.60%
    2011            31,640    15.290849  to     15.290849          483,803  1.25%   to   1.25%   1.66%    to   1.66%
    2010            34,409    15.563664  to     15.563664          535,531  1.25%   to   1.25%   3.32%    to   3.32%

FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO
    2014            26,666    22.871218  to     22.871218          609,889  1.25%   to   1.25%   2.52%    to   2.52%
    2013             8,932    22.086978  to     22.086978          197,289  1.25%   to   1.25%   1.57%    to   1.57%
    2012             4,943    18.681616  to     18.681616           92,352  1.25%   to   1.25%   1.58%    to   1.58%
    2011             4,773    16.478192  to     16.478192           78,644  1.25%   to   1.25%   2.26%    to   2.26%
    2010               375    17.086596  to     17.086596            6,414  1.25%   to   1.25%   2.06%    to   2.06%

FIDELITY(R) VIP FREEDOM INCOME PORTFOLIO
    2014               565    14.150294  to     14.150294            8,001  1.25%   to   1.25%   0.66%    to   0.66%
    2013             1,784    13.838653  to     13.838653           24,694  1.25%   to   1.25%   1.27%    to   1.27%

FIDELITY(R) VIP FUNDSMANAGER 20% PORTFOLIO
    2014               708    13.712755  to     13.712755            9,705  1.25%   to   1.25%   1.13%    to   1.13%
    2013               708    13.353623  to     13.353623            9,456  1.25%   to   1.25%   0.69%    to   0.69%
    2012             1,783    12.821972  to     12.821972           22,863  1.25%   to   1.25%   1.24%    to   1.24%
    2011             1,785    12.314612  to     12.314612           21,982  1.25%   to   1.25%   2.29%    to   2.29%
    2010               709    12.201631  to     12.201631            8,656  1.25%   to   1.25%   1.47%    to   1.47%

FIDELITY(R) VIP FUNDSMANAGER 70% PORTFOLIO
    2014               932    21.331569  to     21.331569           19,892  1.25%   to   1.25%   1.02%    to   1.02%
    2013               922    20.551088  to     20.551088           18,955  1.25%   to   1.25%   1.14%    to   1.14%
    2012               249    17.122147  to     17.122147            4,256  1.25%   to   1.25%   1.46%    to   1.46%
    2011               240    15.345699  to     15.345699            3,691  1.25%   to   1.25%   0.12%    to   0.12%

FIDELITY(R) VIP FUNDSMANAGER 85% PORTFOLIO
    2014             1,224    23.815401  to     23.815401           29,154  1.25%   to   1.25%   2.64%    to   2.64%
    2013                51    22.950151  to     22.950151            1,176  1.25%   to   1.25%   0.86%    to   0.86%
    2012                41    18.220310  to     18.220310              744  1.25%   to   1.25%   0.32%    to   0.32%
    2011                33    16.182261  to     16.182261              530  1.25%   to   1.25%   1.07%    to   1.07%
    2010                33    17.329010  to     17.329010              568  1.25%   to   1.25%   1.05%    to   1.05%

FRANKLIN INCOME VIP FUND+
    2014           116,824    15.662413  to     15.662413        1,829,750  1.25%   to   1.25%   4.94%    to   4.94%
    2013           138,404    15.159681  to     15.159681        2,098,156  1.25%   to   1.25%   6.69%    to   6.69%
    2012           147,318    13.472150  to     13.472150        1,984,696  1.25%   to   1.25%   6.38%    to   6.38%
    2011           144,056    12.109397  to     12.109397        1,744,433  1.25%   to   1.25%   5.86%    to   5.86%
    2010           169,354    11.976273  to     11.976273        2,028,229  1.25%   to   1.25%   6.80%    to   6.80%


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  ------------------------
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO
    2014        3.30%    to    3.30%
    2013       14.20%    to   14.20%
    2012       11.67%    to   11.67%
    2011       (2.47)%   to   (2.47)%
    2010       12.91%    to   12.91%

FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO
    2014        3.44%    to    3.44%
    2013       19.90%    to   19.90%
    2012       13.75%    to   13.75%
    2011       (4.04)%   to   (4.04)%
    2010       14.45%    to   14.45%

FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO
    2014        3.16%    to    3.16%
    2013       12.69%    to   12.69%
    2012       10.51%    to   10.51%
    2011       (1.75)%   to   (1.75)%
    2010       11.39%    to   11.39%

FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO
    2014        3.55%    to    3.55%
    2013       18.23%    to   18.23%
    2012       13.37%    to   13.37%
    2011       (3.56)%   to   (3.56)%
    2010       14.04%    to   14.04%

FIDELITY(R) VIP FREEDOM INCOME PORTFOLIO
    2014        2.25%    to    2.25%
    2013        3.90%    to    3.90%

FIDELITY(R) VIP FUNDSMANAGER 20% PORTFOLIO
    2014        2.69%    to    2.69%
    2013        4.15%    to    4.15%
    2012        4.12%    to    4.12%
    2011        0.93%    to    0.93%
    2010        5.91%    to    5.91%

FIDELITY(R) VIP FUNDSMANAGER 70% PORTFOLIO
    2014        3.80%    to    3.80%
    2013       20.03%    to   20.03%
    2012       11.58%    to   11.58%
    2011       (4.15)%   to   (4.15)%

FIDELITY(R) VIP FUNDSMANAGER 85% PORTFOLIO
    2014        3.77%    to    3.77%
    2013       25.96%    to   25.96%
    2012       12.59%    to   12.59%
    2011       (6.62)%   to   (6.62)%
    2010       14.56%    to   14.56%

FRANKLIN INCOME VIP FUND+
    2014        3.32%    to    3.32%
    2013       12.53%    to   12.53%
    2012       11.25%    to   11.25%
    2011        1.11%    to    1.11%
    2010       11.27%    to   11.27%


--------------------------------------------------------------------------------
                                    SA-91

SEPARATE ACCOUNT TWO


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------


                                                                                                       INVESTMENT
                                        UNIT                                      EXPENSE                INCOME
                                     FAIR VALUE                               RATIO LOWEST TO        RATIO LOWEST TO
SUB-ACCOUNT      UNITS #         LOWEST TO HIGHEST #         NET ASSETS          HIGHEST*               HIGHEST**
------------  ------------  -----------------------------  ---------------  -------------------  --------------------
HARTFORD BALANCED HLS FUND
    2014       205,114,766  $ 15.681152  to   $ 19.712918  $   956,301,262  0.15%   to   2.55%   1.81%    to   1.83%
    2013       247,249,245    14.304249  to     18.418724    1,047,240,329  0.15%   to   2.55%   1.61%    to   1.62%
    2012       300,957,251    11.820994  to     15.590722    1,048,363,693  0.15%   to   2.55%   2.90%    to   3.01%
    2011       375,251,153    10.568236  to     14.276884    1,147,584,568  0.15%   to   2.55%   1.46%    to   1.65%
    2010       475,313,273    10.391242  to     14.303752    1,395,280,194  0.15%   to   2.55%   1.17%    to   1.46%

HARTFORD TOTAL RETURN BOND HLS FUND
    2014       128,772,154    10.681775  to     12.879894      370,280,264  0.15%   to   2.55%   2.97%    to   3.27%
    2013       156,862,258    10.103003  to     12.502215      422,212,220  0.15%   to   2.55%   3.68%    to   3.88%
    2012       207,845,620    10.258086  to     13.041067      565,319,207  0.15%   to   2.55%   3.89%    to   4.09%
    2011       258,364,503     9.553434  to     12.471357      647,327,563  0.15%   to   2.55%   0.22%    to   0.22%
    2010       334,368,693     8.942568  to     11.987378      771,067,628  0.15%   to   2.55%   3.55%    to   4.00%

HARTFORD CAPITAL APPRECIATION HLS FUND
    2014       171,294,753    23.788675  to     46.365865    1,467,086,807  0.15%   to   2.55%   0.69%    to   0.87%
    2013       206,357,011    22.741479  to     43.273468    1,628,087,321  0.15%   to   2.55%   0.19%    to   0.91%
    2012       260,386,444    16.773521  to     31.161179    1,449,743,721  0.15%   to   2.55%   1.45%    to   2.03%
    2011       331,206,737    14.540101  to     26.371763    1,524,850,509  0.15%   to   2.55%   0.53%    to   0.75%
    2010       432,865,916    16.748456  to     29.811396    2,157,817,381  0.15%   to   2.55%   0.51%    to   0.76%

HARTFORD DIVIDEND AND GROWTH HLS FUND
    2014       170,572,101     7.711883  to     21.477674      683,220,501  0.25%   to   2.55%   1.88%    to   1.92%
    2013       205,934,346     6.844185  to     19.504567      733,690,562  0.25%   to   2.55%   0.38%    to   2.24%
    2012       258,584,997     5.200999  to     15.166408      698,468,502  0.25%   to   2.55%   1.82%    to   2.09%
    2011       329,414,810     4.590095  to     13.696281      781,081,584  0.25%   to   2.55%   1.83%    to   2.01%
    2010       416,986,518     4.541745  to     13.796476      964,487,510  0.25%   to   2.55%   1.48%    to   1.98%

HARTFORD HEALTHCARE HLS FUND
    2014         8,717,914     5.936772  to     30.873490       43,932,151  0.25%   to   2.55%   0.04%    to   0.26%
    2013        10,269,066     4.671807  to     24.937357       41,176,682  0.25%   to   2.55%     --     to   0.53%
    2012        12,923,594     3.084440  to     16.919866       34,485,122  0.25%   to   2.50%   0.12%    to   0.39%
    2011        16,158,351     2.563448  to     14.417758       36,257,021  0.25%   to   2.50%     --     to   0.05%
    2010        20,911,424     2.367723  to     13.654187       43,679,064  0.25%   to   2.50%   0.03%    to   0.18%

HARTFORD GLOBAL GROWTH HLS FUND+
    2014        39,694,766     3.203830  to     21.346842       91,414,841  0.25%   to   2.55%   0.34%    to   0.46%
    2013        39,039,397     3.007662  to     20.545960       83,486,826  0.25%   to   2.55%     --     to   0.77%
    2012        51,657,517     2.212255  to     15.540082       79,561,876  0.25%   to   2.50%   0.25%    to   0.56%
    2011        66,182,312     1.797149  to     12.943305       83,010,806  0.25%   to   2.50%     --     to   0.04%
    2010        83,540,425     2.092177  to     15.450266      121,653,104  0.25%   to   2.50%   0.03%    to   0.28%

HARTFORD DISCIPLINED EQUITY HLS FUND
    2014        41,670,115     2.784441  to     23.764555       92,593,303  0.25%   to   2.50%   0.50%    to   0.73%
    2013        51,126,833     2.402636  to     21.029577       97,256,674  0.25%   to   2.50%   0.75%    to   1.72%
    2012        66,748,638     1.773440  to     16.047298       92,089,204  0.25%   to   2.55%   1.30%    to   1.57%
    2011        89,208,318     1.511537  to     13.909021      105,340,389  0.25%   to   2.50%   1.20%    to   1.22%
    2010       115,370,693     1.498044  to     14.134040      133,951,585  0.25%   to   2.50%   1.38%    to   1.73%

HARTFORD GROWTH OPPORTUNITIES HLS FUND+
    2014        44,635,102     3.169054  to     24.313439      127,506,902  0.25%   to   2.55%   0.02%    to   0.17%
    2013        33,504,355     2.783319  to     22.189472       84,274,998  0.25%   to   2.55%     --     to   0.01%
    2012        42,585,420     2.055557  to     16.768515       79,127,667  0.25%   to   2.55%     --     to     --
    2011        53,540,344     1.624412  to     13.476717       79,148,797  0.25%   to   2.50%     --     to     --
    2010        68,445,932     1.787043  to     15.201521      111,356,277  0.25%   to   2.50%   0.02%    to   0.02%


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  -------------------------
HARTFORD BALANCED HLS FUND
    2014        7.03%    to     9.63%
    2013       18.14%    to    21.01%
    2012        9.20%    to    11.85%
    2011       (0.95)%   to     2.00%
    2010        9.04%    to    11.97%

HARTFORD TOTAL RETURN BOND HLS FUND
    2014        3.02%    to     5.73%
    2013       (4.13)%   to    (1.51)%
    2012        4.57%    to     7.38%
    2011        4.04%    to     6.83%
    2010        4.55%    to     7.35%

HARTFORD CAPITAL APPRECIATION HLS FUND
    2014        4.60%    to     7.15%
    2013       35.58%    to    38.87%
    2012       15.36%    to    18.16%
    2011      (13.85)%   to   (11.54)%
    2010       13.29%    to    16.33%

HARTFORD DIVIDEND AND GROWTH HLS FUND
    2014       10.12%    to    12.68%
    2013       28.60%    to    31.59%
    2012       10.73%    to    13.31%
    2011       (1.48)%   to     1.00%
    2010       10.09%    to    12.92%

HARTFORD HEALTHCARE HLS FUND
    2014       23.80%    to    27.08%
    2013       47.69%    to    51.46%
    2012       17.35%    to    20.32%
    2011        5.59%    to     8.27%
    2010        4.20%    to     6.84%

HARTFORD GLOBAL GROWTH HLS FUND+
    2014        3.90%    to     6.52%
    2013       32.48%    to    35.95%
    2012       20.06%    to    23.10%
    2011      (16.23)%   to   (14.10)%
    2010       11.15%    to    13.96%

HARTFORD DISCIPLINED EQUITY HLS FUND
    2014       13.01%    to    15.89%
    2013       32.13%    to    35.48%
    2012       14.66%    to    17.33%
    2011       (1.59)%   to     0.90%
    2010       10.96%    to    13.76%

HARTFORD GROWTH OPPORTUNITIES HLS FUND+
    2014       10.96%    to    13.86%
    2013       32.33%    to    35.40%
    2012       23.67%    to    26.54%
    2011      (11.35)%   to    (9.10)%
    2010       14.38%    to    17.27%


--------------------------------------------------------------------------------
                                    SA-92

---------------------------------------------------------------------------

                                                                                                       INVESTMENT
                                        UNIT                                      EXPENSE                INCOME
                                     FAIR VALUE                               RATIO LOWEST TO        RATIO LOWEST TO
SUB-ACCOUNT      UNITS #         LOWEST TO HIGHEST #         NET ASSETS          HIGHEST*               HIGHEST**
------------  ------------  -----------------------------  ---------------  -------------------  --------------------
HARTFORD HIGH YIELD HLS FUND
    2014        34,094,848  $  2.303596  to   $ 20.040308  $    78,188,552  0.80%   to   2.55%   7.38%    to   7.55%
    2013        42,335,317     2.597293  to     20.093255       95,403,790  0.25%   to   2.55%   0.79%    to   7.74%
    2012        57,473,872     2.446482  to     19.414004      121,751,909  0.25%   to   2.55%   8.58%    to   8.85%
    2011        68,062,562     2.145549  to     17.465364      127,226,267  0.25%   to   2.55%   8.17%    to   8.74%
    2010        87,951,297     2.054464  to     17.155398      157,790,830  0.25%   to   2.55%   0.68%    to   0.68%

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
    2014        93,429,334     4.144313  to     16.685282      216,937,211  0.15%   to   2.55%   1.96%    to   2.20%
    2013       111,338,122     4.317809  to     17.855902      269,383,602  0.15%   to   2.55%   1.83%    to   2.13%
    2012       139,938,612     3.557593  to     15.103260      276,679,761  0.15%   to   2.55%   1.60%    to   1.87%
    2011       179,841,046     2.964282  to     12.922294      294,853,437  0.15%   to   2.55%   0.05%    to   0.05%
    2010       223,888,156     3.450860  to     15.448155      427,082,036  0.15%   to   2.55%   0.77%    to   1.26%

HARTFORD SMALL/MID CAP EQUITY HLS FUND
    2014         1,262,000    16.971289  to     26.873052       20,892,009  0.80%   to   2.55%   1.28%    to   1.59%
    2013         1,639,134    16.258339  to     26.253881       25,838,575  0.80%   to   2.55%     --     to   1.36%
    2012         1,824,121    11.918226  to     19.686458       21,107,459  0.80%   to   2.50%   0.28%    to   0.62%
    2011         2,496,015    10.368228  to     17.463407       25,323,643  0.80%   to   2.50%     --     to     --
    2010         3,284,144    10.398463  to     10.571584       34,230,347  0.80%   to   2.30%   0.49%    to   0.67%

HARTFORD MIDCAP HLS FUND
    2014        23,194,199     9.084240  to     24.891435      169,943,855  0.25%   to   2.35%     --     to   0.10%
    2013        26,974,047     8.177076  to     22.938841      179,429,154  0.25%   to   2.35%   0.01%    to   0.13%
    2012        32,175,969     5.863032  to     16.839398      154,714,644  0.25%   to   2.35%   0.57%    to   0.84%
    2011        38,450,775     4.921014  to     14.470014      156,574,979  0.25%   to   2.35%   0.19%    to   0.68%
    2010        46,230,384     5.357417  to     16.130946      206,435,192  0.25%   to   2.35%   0.06%    to   0.25%

HARTFORD MIDCAP VALUE HLS FUND
    2014        41,353,283     3.319820  to     28.279521      116,895,360  0.25%   to   2.55%   0.68%    to   0.68%
    2013        48,702,978     3.075452  to     26.807485      128,470,601  0.25%   to   2.55%   0.98%    to   1.24%
    2012        58,797,850     2.288749  to     20.413988      116,362,266  0.25%   to   2.55%   0.90%    to   1.18%
    2011        71,833,903     1.836277  to     16.759168      115,420,468  0.25%   to   2.55%   0.01%    to   0.01%
    2010        92,918,633     2.013173  to     18.703612      165,192,705  0.25%   to   2.55%   0.16%    to   0.61%

HARTFORD ULTRASHORT BOND HLS FUND
    2014        57,715,886     3.988756  to      8.578740       88,126,047  0.15%   to   2.55%     --     to     --
    2013        79,151,064     3.990668  to      8.791539      121,294,430  0.15%   to   2.55%     --     to     --
    2012       102,291,951     3.996574  to      9.018619      156,530,238  0.15%   to   2.55%     --     to     --
    2011       136,776,976     4.002492  to      9.251565      208,961,675  0.15%   to   2.55%     --     to     --
    2010       166,865,072     4.008393  to      9.496584      254,209,775  0.15%   to   2.50%     --     to     --

HARTFORD SMALL COMPANY HLS FUND
    2014        28,308,641     5.267087  to     24.504167      100,026,821  0.25%   to   2.55%     --     to     --
    2013        34,169,068     4.931545  to     23.525408      112,459,420  0.25%   to   2.55%     --     to   0.06%
    2012        43,186,433     3.424249  to     16.762227       98,044,142  0.25%   to   2.55%     --     to     --
    2011        53,086,562     2.968555  to     14.906962      104,571,988  0.25%   to   2.55%     --     to     --
    2010        67,137,130     3.079503  to     15.867552      135,329,064  0.25%   to   2.55%     --     to     --

HARTFORD SMALLCAP GROWTH HLS FUND
    2014        25,000,819     3.037502  to     30.362382       70,005,871  0.25%   to   2.55%     --     to   0.07%
    2013        31,837,457     2.877227  to     29.882823       84,357,776  0.25%   to   2.55%   0.37%    to   0.40%
    2012        40,289,087     1.991050  to     21.159468       73,697,224  0.25%   to   2.55%     --     to     --
    2011        55,798,306     1.700254  to     18.375232       87,623,172  0.25%   to   2.50%     --     to     --
    2010        72,632,455     1.680612  to     18.622386      111,974,612  0.25%   to   2.50%     --     to     --


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  -------------------------
HARTFORD HIGH YIELD HLS FUND
    2014       (0.26)%   to     1.76%
    2013        3.50%    to     6.16%
    2012       11.16%    to    14.03%
    2011        1.81%    to     4.43%
    2010       12.95%    to    15.86%

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
    2014       (6.56)%   to    (4.02)%
    2013       18.23%    to    21.37%
    2012       16.88%    to    20.02%
    2011      (16.35)%   to   (14.10)%
    2010       11.33%    to    14.31%

HARTFORD SMALL/MID CAP EQUITY HLS FUND
    2014        2.36%    to     4.39%
    2013       33.63%    to    36.42%
    2012       12.73%    to    14.95%
    2011       (3.80)%   to    (1.92)%
    2010       22.67%    to    24.83%

HARTFORD MIDCAP HLS FUND
    2014        8.51%    to    11.09%
    2013       36.22%    to    39.47%
    2012       16.37%    to    19.14%
    2011      (10.30)%   to    (8.15)%
    2010       20.29%    to    23.14%

HARTFORD MIDCAP VALUE HLS FUND
    2014        5.49%    to     7.95%
    2013       31.32%    to    34.37%
    2012       21.81%    to    24.64%
    2011      (11.09)%   to    (8.79)%
    2010       21.23%    to    24.36%

HARTFORD ULTRASHORT BOND HLS FUND
    2014       (2.42)%   to    (0.05)%
    2013       (2.52)%   to    (0.15)%
    2012       (2.52)%   to    (0.15)%
    2011       (2.52)%   to    (0.15)%
    2010        0.15%    to     2.47%

HARTFORD SMALL COMPANY HLS FUND
    2014        4.16%    to     6.80%
    2013       40.35%    to    44.02%
    2012       12.45%    to    15.35%
    2011       (6.05)%   to    (3.60)%
    2010       20.72%    to    23.82%

HARTFORD SMALLCAP GROWTH HLS FUND
    2014        2.92%    to     5.57%
    2013       41.23%    to    44.51%
    2012       14.44%    to    17.10%
    2011       (1.33)%   to     1.17%
    2010       32.85%    to    36.22%


--------------------------------------------------------------------------------
                                    SA-93

SEPARATE ACCOUNT TWO


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------


                                                                                                       INVESTMENT
                                        UNIT                                      EXPENSE                INCOME
                                     FAIR VALUE                               RATIO LOWEST TO        RATIO LOWEST TO
SUB-ACCOUNT      UNITS #         LOWEST TO HIGHEST #         NET ASSETS          HIGHEST*               HIGHEST**
------------  ------------  -----------------------------  ---------------  -------------------  --------------------
HARTFORD STOCK HLS FUND
    2014       103,072,077  $ 23.697685  to   $ 29.486700  $   555,423,299  0.15%   to   2.50%   1.61%    to   1.83%
    2013       124,166,831    21.882569  to     26.531164      596,911,162  0.15%   to   2.50%   1.87%    to   1.92%
    2012       156,557,773    17.147153  to     20.092090      548,666,998  0.15%   to   2.55%   2.05%    to   2.10%
    2011       201,067,824    15.283010  to     17.591760      590,668,733  0.15%   to   2.50%   1.33%    to   1.45%
    2010       255,732,724    15.883309  to     17.812973      730,992,320  0.15%   to   2.50%   1.19%    to   2.09%

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
    2014        94,801,346     9.992560  to     11.622614      115,577,320  0.15%   to   2.55%   1.61%    to   1.96%
    2013       112,401,348     9.991997  to     11.321412      135,461,174  0.15%   to   2.55%   2.05%    to   2.39%
    2012       147,597,598    10.456247  to     11.532398      183,118,500  0.15%   to   2.55%   2.57%    to   2.97%
    2011       180,716,732    10.369954  to     11.138062      218,686,357  0.15%   to   2.55%   2.37%    to   2.65%
    2010       227,243,250    10.168674  to     10.636278      266,608,919  0.15%   to   2.55%   4.35%    to   4.35%

HARTFORD VALUE HLS FUND
    2014        46,607,452     2.443602  to     21.257953       96,239,553  0.25%   to   2.55%   1.53%    to   1.56%
    2013        57,518,803     2.199698  to     19.581385      108,099,539  0.25%   to   2.55%   0.37%    to   1.71%
    2012        71,600,681     1.671361  to     15.224093      103,633,036  0.25%   to   2.55%   2.40%    to   3.10%
    2011        92,805,893     1.432253  to     13.349502      116,313,621  0.25%   to   2.55%   1.75%    to   1.76%
    2010       122,778,847     1.464480  to     13.909147      158,987,832  0.25%   to   2.50%   1.29%    to   1.92%

HUNTINGTON VA DIVIDEND CAPTURE FUND+
    2014         4,050,318     2.245462  to     21.909730        9,630,515  1.15%   to   2.40%   3.39%    to   4.32%
    2013         3,112,050     2.061925  to     20.371930        7,009,918  1.15%   to   2.40%   2.61%    to   3.10%
    2012         4,240,330     1.738670  to     17.394035        7,956,101  1.15%   to   2.40%   3.49%    to   3.92%
    2011         6,003,866     1.577853  to     15.983621        9,985,394  1.15%   to   2.40%   3.61%    to   3.67%
    2010         7,711,606     1.490689  to     13.878935       12,000,047  1.15%   to   2.20%   4.28%    to   4.36%

HUNTINGTON VA INTERNATIONAL EQUITY FUND
    2014           347,473     1.658711  to     15.568683          573,252  1.15%   to   2.40%   1.92%    to   2.08%
    2013           470,682     1.798136  to     17.089766          854,704  1.15%   to   2.40%   1.36%    to   1.47%
    2012           601,007     1.479935  to     14.242353          892,154  1.15%   to   2.40%   1.12%    to   1.24%
    2011         1,026,989     1.312791  to     12.792578        1,339,282  1.15%   to   2.40%   1.04%    to   1.21%
    2010         1,441,908     1.402347  to      1.501412        2,116,461  1.15%   to   2.20%   1.24%    to   1.24%

HUNTINGTON VA SITUS FUND+
    2014         2,430,387     2.189533  to     24.844951        5,107,641  1.15%   to   2.40%   0.12%    to   0.31%
    2013           696,720     2.261524  to     25.984712        1,556,758  1.15%   to   2.40%   0.28%    to   0.34%
    2012           939,319     1.734112  to     20.175038        1,592,365  1.15%   to   2.40%     --     to     --
    2011         1,343,334     1.430484  to     16.851724        1,880,626  1.15%   to   2.40%   0.02%    to   0.02%
    2010         1,775,956     1.363957  to      1.460334        2,520,794  1.15%   to   2.20%   0.42%    to   0.58%

BLACKROCK GLOBAL OPPORTUNITIES V.I. FUND
    2014             5,948     1.475365  to     17.340787           33,938  1.25%   to   2.20%   1.02%    to   1.17%
    2013             6,596     1.558655  to     18.494662           48,023  1.25%   to   2.20%   0.37%    to   0.50%
    2012            34,243     1.216142  to     14.568218           59,363  1.25%   to   2.20%   1.06%    to   1.12%
    2011            68,985     1.074414  to      1.297491           87,815  1.25%   to   1.80%   0.59%    to   1.12%
    2010            76,265     1.241823  to      1.507935          111,992  1.25%   to   1.80%   3.09%    to   3.15%

BLACKROCK LARGE CAP GROWTH V.I. FUND
    2014            30,363     1.557693  to      1.774843           53,094  1.25%   to   1.80%   0.56%    to   0.57%
    2013            30,433     1.381592  to      1.582869           47,421  1.25%   to   1.80%   0.31%    to   0.71%
    2012            72,228     1.044631  to      1.203418           86,310  1.25%   to   1.80%   1.09%    to   1.42%
    2011           171,693     0.918020  to      1.063394          170,015  1.25%   to   1.80%   0.11%    to   1.01%
    2010           125,964     0.907311  to      1.056789          125,692  1.25%   to   1.80%   1.10%    to   1.14%


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  -------------------------
HARTFORD STOCK HLS FUND
    2014        8.29%    to    11.14%
    2013       28.67%    to    32.05%
    2012       11.51%    to    14.21%
    2011       (3.78)%   to    (1.24)%
    2010       11.69%    to    14.63%

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
    2014        0.01%    to     2.66%
    2013       (4.44)%   to    (1.83)%
    2012        0.83%    to     3.54%
    2011        1.98%    to     4.72%
    2010        0.93%    to     3.64%

HARTFORD VALUE HLS FUND
    2014        8.56%    to    11.09%
    2013       28.62%    to    31.61%
    2012       14.04%    to    16.69%
    2011       (4.43)%   to    (2.20)%
    2010       11.56%    to    14.38%

HUNTINGTON VA DIVIDEND CAPTURE FUND+
    2014        7.55%    to     8.90%
    2013       17.12%    to    18.59%
    2012        8.82%    to    10.19%
    2011        4.53%    to     5.85%
    2010       12.62%    to    13.81%

HUNTINGTON VA INTERNATIONAL EQUITY FUND
    2014       (8.90)%   to    (7.75)%
    2013       19.99%    to    21.50%
    2012       11.33%    to    12.73%
    2011      (13.65)%   to   (12.56)%
    2010        6.81%    to     7.93%

HUNTINGTON VA SITUS FUND+
    2014       (4.39)%   to    (3.18)%
    2013       28.80%    to    30.41%
    2012       19.72%    to    21.23%
    2011       (3.26)%   to    (2.04)%
    2010       26.79%    to    28.13%

BLACKROCK GLOBAL OPPORTUNITIES V.I. FUND
    2014       (6.24)%   to    (5.34)%
    2013       26.95%    to    28.16%
    2012       12.12%    to    13.19%
    2011      (13.96)%   to   (13.48)%
    2010        9.25%    to     9.85%

BLACKROCK LARGE CAP GROWTH V.I. FUND
    2014       12.13%    to    12.75%
    2013       31.53%    to    32.26%
    2012       13.17%    to    13.79%
    2011        0.63%    to     1.18%
    2010       13.43%    to    14.05%


--------------------------------------------------------------------------------
                                    SA-94

---------------------------------------------------------------------------

                                                                                                       INVESTMENT
                                        UNIT                                      EXPENSE                INCOME
                                     FAIR VALUE                               RATIO LOWEST TO        RATIO LOWEST TO
SUB-ACCOUNT      UNITS #         LOWEST TO HIGHEST #         NET ASSETS          HIGHEST*               HIGHEST**
------------  ------------  -----------------------------  ---------------  -------------------  --------------------
UIF U.S. REAL ESTATE PORTFOLIO
    2014            30,630  $ 15.703049  to   $ 15.703049  $       480,977  1.25%   to   1.25%   1.24%    to   1.24%
    2013            36,957    12.285318  to     12.285318          454,029  1.25%   to   1.25%   0.84%    to   0.84%
    2012            45,181    12.225565  to     12.225565          552,360  1.25%   to   1.25%   0.62%    to   0.62%
    2011            44,824    10.706707  to     10.706707          479,918  1.25%   to   1.25%   0.56%    to   0.56%
    2010            58,848    10.260478  to     10.260478          603,812  1.25%   to   1.25%   1.97%    to   1.97%

INVESCO V.I. EQUITY AND INCOME FUND
    2014            30,205    16.396635  to     16.396635          495,265  1.25%   to   1.25%   1.52%    to   1.52%
    2013            33,549    15.264633  to     15.264633          512,119  1.25%   to   1.25%   1.44%    to   1.44%
    2012            33,170    12.376498  to     12.376498          410,529  1.25%   to   1.25%   1.77%    to   1.77%
    2011            35,180    11.150757  to     11.150757          392,282  1.25%   to   1.25%   1.77%    to   1.77%
    2010            35,370    11.439720  to     11.439720          404,618  1.25%   to   1.25%   2.05%    to   2.05%

UIF MID CAP GROWTH PORTFOLIO
    2014            29,114    17.216246  to     17.216246          501,232  1.25%   to   1.25%     --     to     --
    2013            32,539    17.117780  to     17.117780          556,993  1.25%   to   1.25%   0.22%    to   0.22%
    2012            36,633    12.607167  to     12.607167          461,837  1.25%   to   1.25%     --     to     --
    2011            74,710    11.766695  to     11.766695          879,094  1.25%   to   1.25%   0.25%    to   0.25%
    2010            70,208    12.835637  to     12.835637          901,163  1.25%   to   1.25%     --     to     --

COLUMBIA VARIABLE PORTFOLIO -- MARSICO INTERNATIONAL OPPORTUNITIES FUND
    2014         3,547,829     2.176152  to     16.589279        7,332,656  1.25%   to   2.50%   0.03%    to   0.03%
    2013         4,233,320     2.321793  to     18.013642        9,338,322  1.25%   to   2.40%   0.41%    to   0.43%
    2012         5,441,670     1.952720  to     15.325265       10,122,780  1.25%   to   2.40%   0.94%    to   1.08%
    2011         6,909,284     1.681051  to     13.345665       11,024,175  1.25%   to   2.40%   0.79%    to   0.79%
    2010         8,797,050     2.030891  to     16.309610       16,937,420  1.25%   to   2.40%   0.66%    to   0.69%

COLUMBIA VARIABLE PORTFOLIO -- MARSICO FOCUSED EQUITIES FUND
    2014         7,784,735     2.860083  to     22.715030       21,756,908  1.25%   to   2.50%   0.50%    to   0.50%
    2013         9,168,284     1.597460  to      2.575325       23,030,718  1.25%   to   2.25%   0.43%    to   0.44%
    2012        11,245,188     1.888275  to     15.470623       20,911,159  1.25%   to   2.35%     --     to   0.36%
    2011        13,758,585     1.079942  to      1.706579       22,793,039  1.25%   to   2.25%   0.42%    to   0.43%
    2010        17,752,301     1.134097  to      1.774331       30,576,574  1.25%   to   2.25%   0.44%    to   0.44%

COLUMBIA VARIABLE PORTFOLIO -- ASSET ALLOCATION FUND
    2014         1,673,350     1.503008  to      1.693505        2,771,226  1.25%   to   2.15%   1.49%    to   2.45%
    2013         1,909,000     1.395476  to      1.558248        2,912,490  1.25%   to   2.15%   2.38%    to   2.43%
    2012         2,354,861     1.206558  to      1.335237        3,080,384  1.25%   to   2.15%   2.15%    to   2.28%
    2011         2,737,227     1.090673  to      1.196179        3,216,565  1.25%   to   2.15%   2.58%    to   2.63%
    2010         3,347,965     1.123909  to      1.221589        4,007,006  1.25%   to   2.15%   2.63%    to   3.07%

COLUMBIA VARIABLE PORTFOLIO -- MARSICO GROWTH FUND
    2014         5,232,054     2.740165  to     21.750726       13,856,929  1.25%   to   2.50%   0.21%    to   0.22%
    2013         6,600,912     2.535712  to     20.484947       16,062,389  1.25%   to   2.40%   0.23%    to   0.24%
    2012         8,187,617     1.892900  to     15.468473       15,069,644  1.25%   to   2.40%   0.68%    to   0.81%
    2011        10,834,808     1.707725  to     14.116639       17,667,644  1.25%   to   2.40%   0.30%    to   0.30%
    2010        13,647,825     1.776096  to     14.851559       22,974,186  1.25%   to   2.40%   0.05%    to   0.12%

COLUMBIA VARIABLE PORTFOLIO -- MARSICO 21ST CENTURY FUND
    2014         2,019,373     1.683564  to     20.274238        3,323,443  1.25%   to   2.50%     --     to     --
    2013         2,315,752     1.563100  to      2.018970        3,561,622  1.25%   to   2.25%   0.43%    to   0.44%
    2012         2,966,094     1.111214  to      1.449693        3,281,901  1.25%   to   2.25%     --     to     --
    2011         3,896,200     1.010204  to      1.331140        3,916,959  1.25%   to   2.25%     --     to     --
    2010         4,756,868     1.161491  to      1.545873        5,520,303  1.25%   to   2.25%     --     to     --


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  -------------------------
UIF U.S. REAL ESTATE PORTFOLIO
    2014       27.82%    to    27.82%
    2013        0.49%    to     0.49%
    2012       14.19%    to    14.19%
    2011        4.35%    to     4.35%
    2010       27.92%    to    27.92%

INVESCO V.I. EQUITY AND INCOME FUND
    2014        7.42%    to     7.42%
    2013       23.34%    to    23.34%
    2012       10.99%    to    10.99%
    2011       (2.53)%   to    (2.53)%
    2010       10.64%    to    10.64%

UIF MID CAP GROWTH PORTFOLIO
    2014        0.58%    to     0.58%
    2013       35.78%    to    35.78%
    2012        7.14%    to     7.14%
    2011       (8.33)%   to    (8.33)%
    2010       30.63%    to    30.63%

COLUMBIA VARIABLE PORTFOLIO -- MARSICO INTERNATIONAL OPPORTUNITIES FUND
    2014       (7.44)%   to    (6.27)%
    2013       17.54%    to    18.90%
    2012       14.83%    to    16.16%
    2011      (18.17)%   to   (17.23)%
    2010       11.03%    to    12.32%

COLUMBIA VARIABLE PORTFOLIO -- MARSICO FOCUSED EQUITIES FUND
    2014        9.68%    to    11.06%
    2013       35.03%    to    36.39%
    2012        9.44%    to    10.65%
    2011       (4.78)%   to    (3.82)%
    2010       16.08%    to    17.25%

COLUMBIA VARIABLE PORTFOLIO -- ASSET ALLOCATION FUND
    2014        7.71%    to     8.68%
    2013       15.66%    to    16.70%
    2012       10.63%    to    11.63%
    2011       (2.96)%   to    (2.08)%
    2010       11.02%    to    12.02%

COLUMBIA VARIABLE PORTFOLIO -- MARSICO GROWTH FUND
    2014        6.72%    to     8.06%
    2013       32.43%    to    33.96%
    2012        9.58%    to    10.84%
    2011       (4.95)%   to    (3.85)%
    2010       18.67%    to    20.04%

COLUMBIA VARIABLE PORTFOLIO -- MARSICO 21ST CENTURY FUND
    2014        6.37%    to     7.71%
    2013       39.27%    to    40.67%
    2012        8.91%    to    10.00%
    2011      (13.89)%   to   (13.03)%
    2010       14.80%    to    15.95%


--------------------------------------------------------------------------------
                                    SA-95

SEPARATE ACCOUNT TWO


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------


                                                                                                       INVESTMENT
                                        UNIT                                      EXPENSE                INCOME
                                     FAIR VALUE                               RATIO LOWEST TO        RATIO LOWEST TO
SUB-ACCOUNT      UNITS #         LOWEST TO HIGHEST #         NET ASSETS          HIGHEST*               HIGHEST**
------------  ------------  -----------------------------  ---------------  -------------------  --------------------
COLUMBIA VARIABLE PORTFOLIO -- DIVIDEND OPPORTUNITY FUND
    2014           599,157  $ 12.674661  to   $ 13.269215  $     7,856,821  1.25%   to   2.50%     --     to     --
    2013           776,615    11.837228  to     12.206023        9,382,552  1.25%   to   2.40%     --     to     --
    2012           922,445     9.560641  to      9.745925        8,936,226  1.25%   to   2.40%     --     to     --
    2011         1,137,097     8.582358  to      8.648685        9,810,825  1.25%   to   2.40%     --     to     --

COLUMBIA VARIABLE PORTFOLIO -- INCOME OPPORTUNITIES FUND
    2014           525,710    10.278689  to     10.491337        5,480,357  1.25%   to   2.40%     --     to     --
    2013           630,751    10.121603  to     10.212888        6,422,465  1.25%   to   2.40%   6.08%    to   6.50%

COLUMBIA VARIABLE PORTFOLIO -- MID CAP GROWTH OPPORTUNITY FUND
    2014           514,802    12.560806  to     12.843546        6,563,943  1.25%   to   2.50%     --     to     --
    2013           655,018    11.999138  to     12.107309        7,903,833  1.25%   to   2.40%     --     to     --

OPPENHEIMER GLOBAL FUND/VA
    2014            59,824    14.334809  to     14.334809          857,566  1.25%   to   1.25%   0.84%    to   0.84%
    2013            64,174    14.222748  to     14.222748          912,736  1.25%   to   1.25%   1.12%    to   1.12%
    2012            57,702    11.340551  to     11.340551          654,378  1.25%   to   1.25%   2.02%    to   2.02%
    2011            64,682     9.494036  to      9.494036          614,093  1.25%   to   1.25%   1.08%    to   1.08%
    2010            79,672    10.509576  to     10.509576          837,319  1.25%   to   1.25%   1.20%    to   1.20%

PUTNAM VT SMALL CAP VALUE FUND
    2014            24,811    13.561392  to     13.561392          336,469  1.25%   to   1.25%   0.49%    to   0.49%
    2013            34,092    13.276071  to     13.276071          452,607  1.25%   to   1.25%   0.77%    to   0.77%
    2012            25,529     9.629143  to      9.629143          245,827  1.25%   to   1.25%   0.53%    to   0.53%
    2011            38,543     8.298939  to      8.298939          319,866  1.25%   to   1.25%   0.51%    to   0.51%
    2010            42,163     8.820300  to      8.820300          371,887  1.25%   to   1.25%   0.28%    to   0.28%

PIMCO VIT REAL RETURN PORTFOLIO
    2014            70,528    13.897485  to     13.897485          980,153  1.25%   to   1.25%   1.43%    to   1.43%
    2013            87,365    13.649217  to     13.649217        1,192,462  1.25%   to   1.25%   1.39%    to   1.39%
    2012           131,658    15.224338  to     15.224338        2,004,403  1.25%   to   1.25%   1.09%    to   1.09%
    2011           128,535    14.173838  to     14.173838        1,821,844  1.25%   to   1.25%   2.11%    to   2.11%
    2010           143,115    12.851145  to     12.851145        1,839,193  1.25%   to   1.25%   1.42%    to   1.42%

PIONEER FUND VCT PORTFOLIO
    2014         7,631,990     1.479781  to      1.646007       12,149,472  1.15%   to   2.30%   0.77%    to   0.92%
    2013         9,834,682     1.366869  to      1.503025       14,356,258  1.15%   to   2.30%   1.01%    to   1.03%
    2012        13,226,017     1.051745  to      1.143296       14,731,659  1.15%   to   2.30%   1.25%    to   1.27%
    2011        17,394,786     0.978817  to      1.051851       17,866,501  1.15%   to   2.30%   1.11%    to   1.24%
    2010        21,485,887     1.049341  to      1.114727       23,467,594  1.15%   to   2.30%   1.11%    to   1.11%

PIONEER MID CAP VALUE VCT PORTFOLIO
    2014            16,930    15.851783  to     15.851783          268,377  1.25%   to   1.25%   0.66%    to   0.66%
    2013            16,317    13.981972  to     13.981972          228,143  1.25%   to   1.25%   0.77%    to   0.77%
    2012            15,639    10.664780  to     10.664780          166,792  1.25%   to   1.25%   0.87%    to   0.87%
    2011            20,243     9.744016  to      9.744016          197,248  1.25%   to   1.25%   0.62%    to   0.62%
    2010            27,998    10.478749  to     10.478749          293,387  1.25%   to   1.25%   0.89%    to   0.89%

JENNISON 20/20 FOCUS PORTFOLIO
    2014            50,306     2.005053  to      2.120395          101,813  1.25%   to   1.80%     --     to     --
    2013            71,904     1.913229  to      2.012183          140,340  1.25%   to   1.80%     --     to     --
    2012           149,419     1.505915  to      1.575130          231,650  1.25%   to   1.80%     --     to     --
    2011           215,097     1.386114  to      1.441875          305,073  1.25%   to   1.80%     --     to     --
    2010           284,997     1.477902  to      1.528914          429,862  1.25%   to   1.80%     --     to     --


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  -------------------------
COLUMBIA VARIABLE PORTFOLIO -- DIVIDEND OPPORTUNITY FUND
    2014        7.36%    to     8.71%
    2013       23.81%    to    25.24%
    2012       11.40%    to    12.69%
    2011      (14.18)%   to   (13.51)%

COLUMBIA VARIABLE PORTFOLIO -- INCOME OPPORTUNITIES FUND
    2014        1.55%    to     2.73%
    2013        1.22%    to     2.13%

COLUMBIA VARIABLE PORTFOLIO -- MID CAP GROWTH OPPORTUNITY FUND
    2014        4.76%    to     6.08%
    2013       19.99%    to    21.07%

OPPENHEIMER GLOBAL FUND/VA
    2014        0.79%    to     0.79%
    2013       25.41%    to    25.41%
    2012       19.45%    to    19.45%
    2011       (9.66)%   to    (9.66)%
    2010       14.27%    to    14.27%

PUTNAM VT SMALL CAP VALUE FUND
    2014        2.15%    to     2.15%
    2013       37.87%    to    37.87%
    2012       16.03%    to    16.03%
    2011       (5.91)%   to    (5.91)%
    2010       24.42%    to    24.42%

PIMCO VIT REAL RETURN PORTFOLIO
    2014        1.82%    to     1.82%
    2013      (10.35)%   to   (10.35)%
    2012        7.41%    to     7.41%
    2011       10.29%    to    10.29%
    2010        6.78%    to     6.78%

PIONEER FUND VCT PORTFOLIO
    2014        8.26%    to     9.51%
    2013       29.96%    to    31.46%
    2012        7.45%    to     8.69%
    2011       (6.72)%   to    (5.64)%
    2010       13.10%    to    14.40%

PIONEER MID CAP VALUE VCT PORTFOLIO
    2014       13.37%    to    13.37%
    2013       31.10%    to    31.10%
    2012        9.45%    to     9.45%
    2011       (7.01)%   to    (7.01)%
    2010       16.43%    to    16.43%

JENNISON 20/20 FOCUS PORTFOLIO
    2014        4.80%    to     5.38%
    2013       27.05%    to    27.75%
    2012        8.64%    to     9.24%
    2011       (6.21)%   to    (5.69)%
    2010        5.45%    to     6.03%


--------------------------------------------------------------------------------
                                    SA-96

---------------------------------------------------------------------------

                                                                                                       INVESTMENT
                                        UNIT                                      EXPENSE                INCOME
                                     FAIR VALUE                               RATIO LOWEST TO        RATIO LOWEST TO
SUB-ACCOUNT      UNITS #         LOWEST TO HIGHEST #         NET ASSETS          HIGHEST*               HIGHEST**
------------  ------------  -----------------------------  ---------------  -------------------  --------------------
JENNISON PORTFOLIO
    2014           538,670  $  1.159140  to   $  1.532315  $       629,661  1.25%   to   1.80%     --     to     --
    2013           544,553     1.071091  to      1.423730          590,046  1.25%   to   1.80%     --     to     --
    2012         1,375,040     0.791008  to      1.057224        1,084,910  1.25%   to   1.80%     --     to     --
    2011         1,445,167     0.692103  to      0.930130        1,006,112  1.25%   to   1.80%     --     to     --
    2010         1,653,119     0.701417  to      0.947846        1,166,602  1.25%   to   1.80%   0.02%    to   0.02%

PRUDENTIAL VALUE PORTFOLIO
    2014           163,418     1.887733  to     22.550970          444,210  1.25%   to   2.20%     --     to     --
    2013           256,894     1.602147  to      1.743090          426,734  1.25%   to   1.95%     --     to     --
    2012           346,583     1.232676  to      1.331782          442,775  1.25%   to   1.95%   0.55%    to   0.55%
    2011           535,472     1.101274  to      1.181513          610,304  1.25%   to   1.95%   0.52%    to   0.52%
    2010           582,375     1.193215  to      1.271226          716,649  1.25%   to   1.95%   0.33%    to   0.33%

PRUDENTIAL SERIES SP INTERNATIONAL GROWTH PORTFOLIO
    2014            53,664     1.049997  to      1.150396           59,477  1.25%   to   1.95%     --     to     --
    2013            63,185     1.140465  to      1.240799           75,825  1.25%   to   1.95%     --     to     --
    2012            82,656     0.981260  to      1.060146           85,000  1.25%   to   1.95%     --     to     --
    2011           119,313     0.821071  to      0.880903          102,187  1.25%   to   1.95%   0.44%    to   0.45%
    2010           138,574     0.988689  to      1.053318          141,625  1.25%   to   1.95%   1.11%    to   1.18%

ROYCE SMALL-CAP PORTFOLIO
    2014            42,167    16.462914  to     16.462914          694,187  1.25%   to   1.25%   0.09%    to   0.09%
    2013            68,682    16.146969  to     16.146969        1,109,006  1.25%   to   1.25%   1.05%    to   1.05%
    2012            79,261    12.133238  to     12.133238          961,691  1.25%   to   1.25%   0.10%    to   0.10%
    2011           112,783    10.920746  to     10.920746        1,231,677  1.25%   to   1.25%   0.32%    to   0.32%
    2010           128,099    11.433593  to     11.433593        1,464,636  1.25%   to   1.25%   0.13%    to   0.13%

LEGG MASON CLEARBRIDGE APPRECIATION FUND
    2014             9,563    25.217570  to     25.217570          241,151  1.00%   to   1.00%   0.91%    to   0.91%
    2013             9,564    23.002067  to     23.002067          219,989  1.00%   to   1.00%   1.01%    to   1.01%
    2012             9,565    17.970774  to     17.970774          171,894  1.00%   to   1.00%   1.38%    to   1.38%
    2011             9,567    15.718498  to     15.718498          150,373  1.00%   to   1.00%   1.30%    to   1.30%
    2010             9,568    15.544199  to     15.544199          148,729  1.00%   to   1.00%   1.51%    to   1.51%

VICTORY VARIABLE INSURANCE DIVERSIFIED STOCK FUND
    2014            29,865    17.163150  to     20.372631          503,663  1.25%   to   2.00%   0.87%    to   0.90%
    2013            35,191    15.770465  to     18.860398          542,829  1.25%   to   2.00%   0.62%    to   0.62%
    2012            44,632    11.923243  to     14.366565          520,407  1.25%   to   2.00%   0.91%    to   0.97%
    2011            58,078     9.853555  to     10.382932          584,927  1.25%   to   1.75%   0.64%    to   0.69%
    2010            78,480    10.007586  to     10.642307          863,545  1.25%   to   1.90%   0.83%    to   0.84%

INVESCO V.I. COMSTOCK FUND
    2014            14,410    16.314960  to     16.314960          235,099  1.25%   to   1.25%   1.16%    to   1.16%
    2013            15,737    15.142159  to     15.142159          238,299  1.25%   to   1.25%   1.54%    to   1.54%
    2012            13,350    11.302669  to     11.302669          150,885  1.25%   to   1.25%   1.52%    to   1.52%
    2011            13,881     9.623546  to      9.623546          133,585  1.25%   to   1.25%   1.34%    to   1.34%
    2010            16,165     9.954431  to      9.954431          160,916  1.25%   to   1.25%   0.14%    to   0.14%

INVESCO V.I. AMERICAN FRANCHISE FUND
    2014            82,994    14.270517  to     14.639201        1,210,863  1.25%   to   2.15%   0.04%    to   0.04%
    2013            99,800    13.445810  to     13.669622        1,361,018  1.25%   to   2.15%   0.44%    to   0.45%
    2012           162,164     9.786561  to      9.876982        1,597,939  1.25%   to   2.35%     --     to     --


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  -------------------------
JENNISON PORTFOLIO
    2014        7.63%    to     8.22%
    2013       34.67%    to    35.41%
    2012       13.66%    to    14.29%
    2011       (1.87)%   to    (1.33)%
    2010        9.46%    to    10.06%

PRUDENTIAL VALUE PORTFOLIO
    2014        7.27%    to     8.30%
    2013       29.97%    to    30.88%
    2012       11.93%    to    12.72%
    2011       (7.71)%   to    (7.06)%
    2010       11.20%    to    11.98%

PRUDENTIAL SERIES SP INTERNATIONAL GROWTH PORTFOLIO
    2014       (7.93)%   to    (7.29)%
    2013       16.22%    to    17.04%
    2012       19.51%    to    20.35%
    2011      (16.95)%   to   (16.37)%
    2010       11.61%    to    12.40%

ROYCE SMALL-CAP PORTFOLIO
    2014        1.96%    to     1.96%
    2013       33.08%    to    33.08%
    2012       11.10%    to    11.10%
    2011       (4.49)%   to    (4.49)%
    2010       19.03%    to    19.03%

LEGG MASON CLEARBRIDGE APPRECIATION FUND
    2014        9.63%    to     9.63%
    2013       28.00%    to    28.00%
    2012       14.33%    to    14.33%
    2011        1.12%    to     1.12%
    2010       11.36%    to    11.36%

VICTORY VARIABLE INSURANCE DIVERSIFIED STOCK FUND
    2014        8.02%    to     8.83%
    2013       31.28%    to    32.27%
    2012       13.98%    to    14.84%
    2011       (8.44)%   to    (7.98)%
    2010       10.23%    to    10.95%

INVESCO V.I. COMSTOCK FUND
    2014        7.75%    to     7.75%
    2013       33.97%    to    33.97%
    2012       17.45%    to    17.45%
    2011       (3.32)%   to    (3.32)%
    2010       14.26%    to    14.26%

INVESCO V.I. AMERICAN FRANCHISE FUND
    2014        6.13%    to     7.09%
    2013       37.16%    to    38.40%
    2012       (2.13)%   to    (1.23)%


--------------------------------------------------------------------------------
                                    SA-97

SEPARATE ACCOUNT TWO


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)
--------------------------------------------------------------------------------


                                                                                                       INVESTMENT
                                        UNIT                                      EXPENSE                INCOME
                                     FAIR VALUE                               RATIO LOWEST TO        RATIO LOWEST TO
SUB-ACCOUNT      UNITS #         LOWEST TO HIGHEST #         NET ASSETS          HIGHEST*               HIGHEST**
------------  ------------  -----------------------------  ---------------  -------------------  --------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND
    2014             7,287  $  1.874650  to   $  1.874650  $        13,660  1.90%   to   1.90%   1.53%    to   1.53%
    2013             7,287     1.618343  to      1.618343           11,792  1.90%   to   1.90%   1.65%    to   1.65%
    2012             7,291     1.378700  to      1.378700           10,053  1.90%   to   1.90%   1.42%    to   1.42%
    2011           192,654     1.243111  to      1.272404          244,183  1.65%   to   1.90%   3.14%    to   3.15%
    2010           192,776     1.189793  to      1.214792          233,368  1.65%   to   1.90%   1.71%    to   1.75%

WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND
    2014             7,369     1.533817  to      1.581679           11,382  1.65%   to   1.90%   1.36%    to   1.36%
    2013             7,304     1.480466  to      1.522846           10,881  1.65%   to   1.90%   1.18%    to   1.25%
    2012            19,738     1.546485  to      1.586793           30,577  1.65%   to   1.90%   1.44%    to   1.49%
    2011            35,697     1.485466  to      1.520377           53,069  1.65%   to   1.90%   2.73%    to   2.87%
    2010            63,028     1.397635  to      1.426914           88,582  1.65%   to   1.90%   3.38%    to   3.38%

WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND
    2014             1,342     1.770800  to      1.770800            2,378  1.65%   to   1.65%   0.76%    to   0.76%
    2013             1,405     1.631978  to      1.631978            2,293  1.65%   to   1.65%   1.03%    to   1.03%
    2012            35,864     1.240846  to      1.273268           44,551  1.65%   to   1.90%   1.35%    to   1.36%
    2011            37,484     1.058539  to      1.083489           39,719  1.65%   to   1.90%   0.35%    to   0.73%
    2010            92,939     1.102598  to      1.125767          102,950  1.65%   to   1.90%   0.86%    to   0.87%

WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND
    2014         4,181,779     1.886318  to     14.197051        5,996,920  1.15%   to   2.45%   2.74%    to   2.99%
    2013         4,979,196     2.014936  to     15.363555        7,651,102  1.15%   to   2.45%   2.44%    to   2.48%
    2012         6,357,767    11.788898  to     13.127174        8,133,848  1.15%   to   2.45%   1.68%    to   1.68%
    2011         7,946,179    10.508483  to     11.833521        8,816,486  1.15%   to   2.45%   0.62%    to   0.62%
    2010        19,516,356     0.987492  to      1.753967       25,252,556  0.47%   to   0.86%     --     to     --

WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND
    2014           180,041    17.622403  to     18.713842        3,210,246  1.15%   to   2.50%     --     to     --
    2013           223,149    18.376160  to     19.252544        4,121,870  1.15%   to   2.50%     --     to     --
    2012           255,212    12.513990  to     12.935392        3,156,776  1.15%   to   2.50%     --     to     --
    2011           312,406    11.867818  to     12.103026        3,640,595  1.15%   to   2.50%     --     to     --
    2010           828,696     1.750561  to     12.720756       10,218,590  1.15%   to   2.50%     --     to     --

WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND
    2014           320,164    14.053851  to     14.924536        4,672,036  1.15%   to   2.50%     --     to   0.59%
    2013           373,443    13.795343  to     14.428683        5,296,213  1.15%   to   2.45%   0.97%    to   0.99%
    2012           485,029    12.290051  to     12.688341        6,080,729  1.15%   to   2.45%   1.13%    to   1.15%
    2011           693,097    11.015731  to     11.225910        7,725,988  1.15%   to   2.45%   0.88%    to   0.89%
    2010         1,917,504    12.157026  to     12.217855       23,376,378  1.15%   to   2.25%     --     to     --

WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND
    2014           282,511    16.269011  to     17.019429        4,771,819  1.15%   to   2.50%   0.29%    to   0.44%
    2013           323,860    15.068193  to     15.551922        5,005,193  1.15%   to   2.50%   0.44%    to   0.53%
    2012           376,503    11.793976  to     12.009593        4,505,827  1.15%   to   2.50%   0.57%    to   0.59%
    2011           466,652    10.442168  to     10.490576        4,891,044  1.15%   to   2.50%     --     to     --

HIMCO VIT INDEX FUND+
    2014        32,745,183    10.950530  to     21.973575      176,285,902  0.15%   to   2.50%     --     to     --


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  -------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND
    2014       15.84%    to    15.84%
    2013       17.38%    to    17.38%
    2012       10.91%    to    10.91%
    2011        4.48%    to     4.74%
    2010       11.16%    to    11.44%

WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND
    2014        3.60%    to     3.86%
    2013       (4.27)%   to    (4.03)%
    2012        4.11%    to     4.37%
    2011        6.28%    to     6.55%
    2010        5.04%    to     5.30%

WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND
    2014        8.51%    to     8.51%
    2013       28.17%    to    28.17%
    2012       17.22%    to    17.52%
    2011       (4.00)%   to    (3.76)%
    2010       11.68%    to    11.96%

WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND
    2014       (7.59)%   to    (6.38)%
    2013       17.04%    to    18.57%
    2012       10.93%    to    12.18%
    2011      (14.90)%   to   (13.79)%
    2010       13.48%    to    14.00%

WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND
    2014       (4.10)%   to    (2.80)%
    2013       46.84%    to    48.84%
    2012        5.44%    to     6.88%
    2011       (6.71)%   to    (5.44)%
    2010       25.32%    to    27.21%

WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND
    2014        2.05%    to     3.44%
    2013       12.25%    to    13.72%
    2012       11.57%    to    13.03%
    2011       (9.31)%   to    (8.12)%
    2010       21.57%    to    22.18%

WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND
    2014        7.97%    to     9.44%
    2013       27.76%    to    29.50%
    2012       12.95%    to    14.48%
    2011        4.42%    to     4.91%

HIMCO VIT INDEX FUND+
    2014        4.09%    to     9.51%


    * This represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.
   ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those


--------------------------------------------------------------------------------
                                    SA-98

---------------------------------------------------------------------------
expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.
  *** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
    # Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.
    + See Note 1 for additional information related to this Sub-Account.


RIDERS:

     The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account Value) for various rider charges:

     -  Optional Death Benefit Charge maximum of 0.15%
     -  Earnings Protection Benefit Charge maximum of 0.20%
     -  Principal First Charge maximum of 0.75%
     -  Principal First Preferred Charge maximum of 0.20%
     -  MAV/EPB Death Benefit Charge maximum of 0.30%
     -  MAV 70 Death Benefit Charge maximum of 0.20%
     These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners' accounts as specified in the product prospectus.

7.   SUBSEQUENT EVENTS:

     Management has evaluated events subsequent to December 31, 2014 and through the financial statement issuance date of April 20, 2015, noting there are no subsequent events requiring adjustment or disclosure in the financial statements.



--------------------------------------------------------------------------------
                                    SA-99

     REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
  --------------------------------------------------------------



To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and subsidiaries (the "Company") as of December 31, 2014 and 2013, and the related consolidated statements of operations, comprehensive income, changes in equity, and cash flows for each of the three years in the period ended December 31, 2014. Our audits also included the consolidated financial statement schedules listed in the Index at Item 15. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2014, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.



DELOITTE & TOUCHE LLP
Hartford, Connecticut
February 27, 2015

        HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
              CONSOLIDATED STATEMENTS OF OPERATIONS



                                                                                                        FOR THE YEARS ENDED
                                                                                                           DECEMBER 31,
                                                                                               -------------------------------------
                                                                                                  2014         2013          2012
                                                                                               ----------    ---------    ----------
                                                                                                           (In millions)
REVENUES
   Fee income and other                                                                        $   1,210     $  1,462     $   2,956
   Earned premiums                                                                                    32          184            93
   Net investment income                                                                           1,543        1,683         2,536
   Net realized capital gains (losses):
      Total other-than-temporary impairment ("OTTI") losses                                          (31)         (54)         (293)
      OTTI losses recognized in other comprehensive income                                             2            9            38
                                                                                               ----------    ---------    ----------
      Net OTTI losses recognized in earnings                                                         (29)         (45)         (255)
      Net realized capital gains on investments transferred at fair value in business
        disposition by reinsurance                                                                    --        1,561            --
      Net realized capital gains (losses), excluding net OTTI losses recognized in
        earnings                                                                                     606       (1,190)       (1,226)
   Total net realized capital gains (losses)                                                         577          326        (1,481)
                                                                                               ----------    ---------    ----------
                                                                          TOTAL REVENUES           3,362        3,655         4,104
BENEFITS, LOSSES AND EXPENSES
   Benefits, loss and loss adjustment expenses                                                     1,460        1,758         2,900
   Amortization of deferred policy acquisition costs and present value of future
      profits                                                                                        206          228           324
   Insurance operating costs and other expenses                                                      851         (401)          268
   Reinsurance (gain) loss on disposition in 2014 and 2013, and goodwill impairment
      of $61 in 2012                                                                                 (23)       1,491            61
   Dividends to policyholders                                                                          7           18            20
                                                     TOTAL BENEFITS, LOSSES AND EXPENSES           2,501        3,094         3,573
                                   INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES             861          561           531
   Income tax expense                                                                                184           49            36
                                           INCOME FROM CONTINUING OPERATIONS, NET OF TAX             677          512           495
   Income (loss) from discontinued operations, net of tax                                             --          (41)           61
                                                                              NET INCOME             677          471           556
   Net income attributable to noncontrolling interest                                                  1            6             2
                                                                                               ----------    ---------    ----------
                              NET INCOME ATTRIBUTABLE TO HARTFORD LIFE INSURANCE COMPANY       $     676     $    465     $     554
                                                                                               ----------    ---------    ----------




               SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

        HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
         CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME





                                                                                                      YEAR ENDED DECEMBER 31,
                                                                                               -------------------------------------
                                                                                                  2014         2013          2012
                                                                                               ----------    ----------   ----------
                                                                                                           (In millions)
COMPREHENSIVE INCOME
   Net income                                                                                  $     677     $     471    $     556
                                                                                               ----------    ----------   ----------
Other comprehensive income (loss):
      Change in net unrealized gain (loss) on securities                                             659        (1,257)       1,120
      Change in net gain/loss on cash-flow hedging instruments                                        (9)         (179)        (110)
      Change in foreign currency translation adjustments                                              (3)           23           24
                                                                                               ----------    ----------   ----------
      Total other comprehensive income (loss)                                                        647        (1,413)       1,034
                                                                                               ----------    ----------   ----------
      Total comprehensive income (loss)                                                            1,324          (942)       1,590
Less: Comprehensive income attributable to noncontrolling interest                                     1             6            2
                                                                                               ----------    ----------   ----------
                         TOTAL COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO HARTFORD LIFE
                                                                       INSURANCE COMPANY       $   1,323     $    (948)   $   1,588
                                                                                               ----------    ----------   ----------




               SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

        HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   CONSOLIDATED BALANCE SHEETS



                                                                                                           AS OF DECEMBER 31,
                                                                                                       ---------------------------
                                                                                                          2014            2013
                                                                                                       -----------     -----------
                                                                                                          (In millions, except
                                                                                                             for share data)
ASSETS
   Investments:
   Fixed maturities, available-for-sale, at fair value (amortized cost of $23,260 and $27,188)
     (includes variable interest entity assets, at fair value, of $0 and $12)                          $    25,436     $    28,163
   Fixed maturities, at fair value using the fair value option (includes variable interest entity
     assets, at fair value, of $139 and $131)                                                                  280             791
   Equity securities, available-for-sale, at fair value (cost of $525 and $362) (includes equity
     securities, at fair value using the fair value option, of $248 and $0)                                    514             372
   Mortgage loans (net of allowance for loan losses of $15 and $12)                                          3,109           3,470
   Policy loans, at outstanding balance                                                                      1,430           1,416
   Limited partnerships, and other alternative investments (includes variable interest entity
     assets of $3 and $4)                                                                                    1,309           1,329
   Other investments                                                                                           442             282
   Short-term investments (includes variable interest entity assets of $15 and $3)                           2,162           1,952
                                                                                                       -----------     -----------
                                                                                TOTAL INVESTMENTS           34,682          37,775
   Cash                                                                                                        258             446
   Premiums receivable and agents' balances, net                                                                27              33
   Reinsurance recoverables                                                                                 20,053          19,794
   Deferred policy acquisition costs                                                                           521             689
   Deferred income taxes, net                                                                                1,237           2,110
   Other assets                                                                                                308             994
   Separate account assets                                                                                 134,689         140,874
                                                                                                       -----------     -----------
                                                                                    TOTAL ASSETS       $   191,775     $   202,715
                                                                                                       -----------     -----------
LIABILITIES
   Reserve for future policy benefits and unpaid losses and loss adjustment expenses                   $    13,624     $    12,874
   Other policyholder funds and benefits payable                                                            31,994          36,856
   Other liabilities (including variable interest entity liabilities of $22 and $35)                         2,177           3,872
   Separate account liabilities                                                                            134,689         140,874
                                                                                                       -----------     -----------
                                                                                TOTAL LIABILITIES          182,484         194,476
COMMITMENTS AND CONTINGENCIES (NOTE 11)
STOCKHOLDER'S EQUITY
   Common stock -- 1,000 shares authorized, issued and outstanding, par value $5,690                             6               6
   Additional paid-in capital                                                                                6,688           6,959
   Accumulated other comprehensive income, net of tax                                                        1,221             574
   Retained earnings                                                                                         1,376             700
                                                                                                       -----------     -----------
                                                                       TOTAL STOCKHOLDER'S EQUITY            9,291           8,239
                                                                                                       -----------     -----------
                                                      TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY       $   191,775     $   202,715
                                                                                                       -----------     -----------




               SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

        HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
          CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY



                                                                           Accumulated
                                                           Additional         Other         Retained       Non-
                                                Common       Paid-In      Comprehensive     Earnings    Controlling
                                                 Stock       Capital      Income (Loss)     (Deficit)    Interest
                                             -----------  -----------  ------------------  ----------  ------------
                                            (In millions)
BALANCE, DECEMBER 31, 2013                       $  6      $   6,959        $     574       $    700       $ --
Capital contributions to parent                    --           (271)              --             --         --
Net income                                         --             --               --            676          1
Change in noncontrolling interest ownership        --             --               --             --         (1)
Total other comprehensive income                   --             --              647             --         --
                                             -----------  -----------  ------------------  ----------  ------------
                 BALANCE, DECEMBER 31, 2014      $  6      $   6,688        $   1,221       $  1,376       $ --
                                             -----------  -----------  ------------------  ----------  ------------
BALANCE, DECEMBER 31, 2012                       $  6      $   8,155        $   1,987       $    235       $ --
Capital contributions to parent                    --         (1,196)              --             --         --
Net income                                         --             --               --            465          6
Change in noncontrolling interest ownership        --             --               --             --         (6)
Total other comprehensive income                   --             --           (1,413)            --         --
                                             -----------  -----------  ------------------  ----------  ------------
                 BALANCE, DECEMBER 31, 2013      $  6      $   6,959        $     574       $    700       $ --
                                             -----------  -----------  ------------------  ----------  ------------
BALANCE, DECEMBER 31, 2011                       $  6      $   8,271        $     953       $   (319)      $ --
Capital contributions to parent                    --           (116)              --             --         --
Net income                                         --             --               --            554          2
Change in noncontrolling interest ownership                                                                  (2)
Total other comprehensive income                   --             --            1,034             --         --
                                             -----------  -----------  ------------------  ----------  ------------
                 BALANCE, DECEMBER 31, 2012      $  6      $   8,155        $   1,987       $    235       $ --
                                             -----------  -----------  ------------------  ----------  ------------


                                                   Total
                                               Stockholder's
                                                  Equity
                                             ----------------
                                            (In millions)
BALANCE, DECEMBER 31, 2013                      $    8,239
Capital contributions to parent                       (271)
Net income                                             677
Change in noncontrolling interest ownership             (1)
Total other comprehensive income                       647
                                             ----------------
                 BALANCE, DECEMBER 31, 2014     $    9,291
                                             ----------------
BALANCE, DECEMBER 31, 2012                      $   10,383
Capital contributions to parent                     (1,196)
Net income                                             471
Change in noncontrolling interest ownership             (6)
Total other comprehensive income                    (1,413)
                                             ----------------
                 BALANCE, DECEMBER 31, 2013     $    8,239
                                             ----------------
BALANCE, DECEMBER 31, 2011                      $    8,911
Capital contributions to parent                       (116)
Net income                                             556
Change in noncontrolling interest ownership             (2)
Total other comprehensive income                     1,034
                                             ----------------
                 BALANCE, DECEMBER 31, 2012     $   10,383
                                             ----------------




               SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

        HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
              CONSOLIDATED STATEMENTS OF CASH FLOWS



                                                                                                    FOR THE YEARS ENDED
                                                                                                       DECEMBER 31,
                                                                                        --------------------------------------------
                                                                                           2014            2013             2012
                                                                                        -----------     -----------     ------------
                                                                                                       (In millions)
OPERATING ACTIVITIES
   Net income                                                                           $      677      $      471      $       556
   Adjustments to reconcile net income to net cash provided by (used for) operating activities
   Amortization of deferred policy acquisition costs and present value of future
   profits                                                                                     206             228              359
   Additions to deferred policy acquisition costs and present value of future profits          (14)            (16)            (329)
   Change in:
   Reserve for future policy benefits and unpaid losses and loss adjustment expenses           586             230              (44)
   Reinsurance recoverables                                                                    170            (795)             (47)
   Receivables and other assets                                                                (30)            (80)             158
   Payables and accruals                                                                      (882)         (1,532)          (1,035)
   Accrued and deferred income taxes                                                           302             589              392
   Net realized capital (gains) losses                                                        (577)           (678)           1,413
   Net disbursements from investment contracts related to policyholder funds --
      international unit-linked bonds and pension products                                      --          (1,833)             (92)
   Net decrease in equity securities, trading                                                   --           1,835              120
   Goodwill Impairment                                                                          --              --              149
   Reinsurance (gain) loss on disposition in 2014 and 2013, and goodwill impairment of
   $61 in 2012                                                                                 (23)          1,491               61
   Depreciation and amortization                                                                 6              53              164
   Other, net                                                                                  248            (328)             202
                                                                                        -----------     -----------     ------------
                                  NET CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES         669            (365)           2,027
INVESTING ACTIVITIES
   Proceeds from the sale/maturity/prepayment of:
   Fixed maturities, available-for-sale                                                     10,333          19,206           23,759
   Fixed maturities, fair value option                                                         358             322              283
   Equity securities, available-for-sale                                                       107              81              133
   Mortgage loans                                                                              377             355              306
   Partnerships                                                                                152             127              110
   Payments for the purchase of:
   Fixed maturities and short-term investments, available-for-sale                          (7,385)        (14,532)         (23,949)
   Fixed maturities, fair value option                                                        (217)           (134)            (182)
   Equity securities, available-for-sale                                                      (363)            (79)             (97)
   Mortgage loans                                                                             (146)           (177)          (1,056)
   Partnerships                                                                               (104)            (99)            (417)
   Proceeds from business sold                                                                  --             745               58
   Derivatives, net                                                                            (66)         (1,900)          (2,275)
   Change in policy loans, net                                                                 (14)             (7)               1
   Change in short-term investments, net                                                      (556)            363            1,404
   Change in all other, net                                                                     34             (20)              --
                                                                                        -----------     -----------     ------------
                                  NET CASH PROVIDED BY (USED FOR) INVESTING ACTIVITIES       2,510           4,251           (1,922)
FINANCING ACTIVITIES
   Deposits and other additions to investment and universal life-type contracts              4,567           5,943           10,004
   Withdrawals and other deductions from investment and universal life-type contracts      (21,810)        (24,473)         (24,608)
   Net transfers from separate accounts related to investment and universal life-type
   contracts                                                                                14,167          16,978           13,196
   Net (decrease) increase in securities loaned or sold under agreements to repurchase          --          (1,615)           1,615
   Capital contributions to parent                                                            (275)         (1,200)              --
   Fee to recapture affiliate reinsurance                                                       --            (347)              --
   Net repayments at maturity or settlement of consumer notes                                  (13)            (77)            (153)
                                                                                        -----------     -----------     ------------
                                  NET CASH (USED FOR) PROVIDED BY FINANCING ACTIVITIES      (3,364)         (4,791)              54
   Foreign exchange rate effect on cash                                                         (3)              9               --
   Net increase (decrease) in cash                                                            (188)           (896)             159
   Cash -- beginning of year                                                                   446           1,342            1,183
                                                                                        -----------     -----------     ------------
   CASH -- END OF YEAR                                                                  $      258      $      446      $     1,342
                                                                                        -----------     -----------     ------------
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
   Net cash received during the year for income taxes                                         (187)           (181)            (395)
   Noncash return of capital                                                                    (4)             (4)            (126)
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING ACTIVITY
   Conversion of fixed maturities, available-for-sale to equity securities,
   available-for-sale                                                                           --              --               43




               SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)
--------------------------------------------------------------------




1. BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES


BASIS OF PRESENTATION

Hartford Life Insurance Company (together with its subsidiaries, "HLIC", "Company", "we" or "our") is a provider of insurance and investment products in the United States ("U.S.") and is a wholly-owned subsidiary of Hartford Life, Inc., a Delaware corporation ("HLI"). The Hartford Financial Services Group, Inc. ("The Hartford") is the ultimate parent of the Company.

On June 30, 2014, HLI completed the sale of the issued and outstanding equity of Hartford Life Insurance KK, a Japanese company ("HLIKK") to ORIX Life Insurance Corporation ("Buyer"), a subsidiary of ORIX Corporation, a Japanese company. Upon closing HLIKK recaptured certain risks reinsured to the Company and Hartford Life and Annuity Insurance Company ("HLAI"), a wholly owned subsidiary of the Company, by terminating intercompany agreements. The Buyer is responsible for all liabilities related to the recaptured business. However, HLAI has continued to provide reinsurance for Japan fixed payout annuities of $763 as of December 31, 2014. For further discussion of this transaction, see
Note 5 -- Reinsurance and Note 12 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

Effective April 1, 2014, the Company terminated its modco and coinsurance with funds withheld reinsurance agreement with White River Life Reinsurance ("WRR"), following receipt of approval from the State of Connecticut Insurance Department ("CTDOI") and Vermont Department of Financial Regulation. On April 30, 2014 The Hartford dissolved WRR. For further discussion of this transaction, see Note 12 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

Effective March 3, 2014, The Hartford made Hartford Life and Accident Insurance Company ("HLA") the single nationwide underwriting company for its Group Benefits business by capitalizing HLA to support the Group Benefits business and separating it from the legal entities that support The Hartford's Talcott Resolution operating segment. On January 30, 2014, The Hartford received approval from the CTDOI for HLAI and the Company to dividend approximately $800 of cash and invested assets to HLA and this dividend was paid on February 27, 2014. All of the issued and outstanding equity of the Company was then distributed from HLA to HLI and the Company became a direct subsidiary of HLI.

On December 12, 2013, the Company completed the sale of the U.K. variable annuity business of Hartford Life International Limited ("HLIL"), an indirect wholly-owned subsidiary, to Columbia Insurance Company, a Berkshire Hathaway company. On January 1, 2013, HLI completed the sale of its Retirement Plans business to Massachusetts Mutual Life Insurance Company ("MassMutual") and on January 2, 2013 HLI completed the sale of its Individual Life insurance business to The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. ("Prudential"). The MassMutual and Prudential sales were structured as reinsurance transactions. For further discussion of these transactions, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

The Consolidated Financial Statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.


CONSOLIDATION

The Consolidated Financial Statements include the accounts of HLIC, companies in which the Company directly or indirectly has a controlling financial interest and those variable interest entities ("VIEs") which the Company is required to consolidate. Entities in which HLIC has significant influence over the operating and financing decisions but is not required to consolidate are reported using the equity method. For further discussions on VIEs, see Note 4 -- Investments and Derivative Instruments of Notes to Consolidated Financial Statements. All intercompany transactions and balances between HLIC and its subsidiaries have been eliminated.


DISCONTINUED OPERATIONS

The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction. The Company is presenting as discontinued operations certain businesses that meet the criteria for reporting as discontinued operations. Amounts for prior periods have been retrospectively reclassified. For information on the specific businesses and related impacts, see Note 16 -- Discontinued Operations of Notes to Consolidated Financial Statements.

USE OF ESTIMATES

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets and liabilities associated with variable annuity and other universal life-type contracts; evaluation of other-than-temporary impairments on available-for-sale securities and valuation allowances on investments; living benefits required to be fair valued; goodwill impairment; valuation of investments and derivative instruments; valuation allowance on deferred tax assets; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the Consolidated Financial Statements.


RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.


FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

AMENDMENTS TO CONSOLIDATION GUIDANCE

In February 2015, the Financial Accounting Standards Board ("FASB") issued updated consolidation guidance. The amendments revise existing guidance for when to consolidate variable interest entities ("VIEs") and general partners' investments in limited partnerships, end the deferral granted for applying the VIE guidance to certain investment companies, and reduce the number of circumstances where a decision maker's or service provider's fee arrangement is deemed to be a variable interest in an entity. The updates also modify consolidation guidance for determining whether limited partnerships are VIEs or voting interest entities. This guidance is effective for years beginning after December 15, 2015, and may be applied fully retrospectively or through a cumulative effect adjustment to retained earnings as of the beginning of the year of adoption. The Company will adopt the guidance on January 1, 2016 and has not yet determined the method or estimated effect of adoption on the Company's Consolidated Financial Statements.


REVENUE RECOGNITION

In May 2014, the FASB issued updated guidance for recognizing revenue. The guidance excludes insurance contracts and financial instruments. Revenue is to be recognized when, or as, goods or services are transferred to customers in an amount that reflects the consideration that an entity is expected to be entitled in exchange for those goods or services, and this accounting guidance is similar to current accounting for many transactions. This guidance is effective retrospectively for years beginning after December 15, 2016, with a choice of restating prior periods or recognizing a cumulative effect for contracts in place as of the adoption. Early adoption is not permitted. The Company has not yet determined its method for adoption or estimated the effect of the adoption on the Company's Consolidated Financial Statements.


REPORTING DISCONTINUED OPERATIONS

In April 2014, the FASB issued updated guidance on reporting discontinued operations. Under this updated guidance, a discontinued operation will include a disposal of a major part of an entity's operations and financial results such as a separate major line of business or a separate major geographical area of operations. The guidance raises the threshold to be a major operation but no longer precludes discontinued operations presentation where there is significant continuing involvement or cash flows with a disposed component of an entity. The guidance expands disclosures to include cash flows where there is significant continuing involvement with a discontinued operation and the pre-tax profit or loss of disposal transactions not reported as discontinued operations. The updated guidance is effective prospectively for years beginning on or after December 15, 2014, with early application permitted. The Company will apply the guidance to new disposals and operations newly classified as held for sale beginning first quarter of 2015, with no effect on existing reported discontinued operations. The effect on the Company's future results of operations or financial condition will depend on the nature of future disposal transactions.


SIGNIFICANT ACCOUNTING POLICIES

The Company's significant accounting policies are as follows:


SEGMENT INFORMATION

The Company has no reportable segments and is comprised of the run-off operations of U.S. annuity, and institutional and private-placement life insurance businesses. See Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements for further discussion of life and annuity businesses sold. The Company's determination that it has no reportable segments is based on the fact that the Company's chief operating decision maker reviews the Company's financial performance at a consolidated level.

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. For the Company's traditional life and group disability products premiums are recognized as revenue when due from policyholders.


INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of temporary differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse. A deferred tax provision is recorded for the tax effects of differences between the Company's current taxable income and its income before tax under generally accepted accounting principles in the Consolidated Statements of Operations. The Company records a deferred tax asset valuation allowance that is adequate to reduce the total deferred tax asset to an amount that will more likely than not be realized.

The Company is included in The Hartford's consolidated U.S. Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the "parent down" approach. Under this approach, the Company's deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute. Thus the need for a valuation allowance is determined at the consolidated return level rather than at the level of the individual entities comprising the consolidated group.


DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are paid to certain life insurance policyholders. Policies that receive dividends are referred to as participating policies. Participating dividends to policyholders are accrued and reported in other liabilities using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating policies were 2%, 2% and 5% of the total life insurance policies as of December 31, 2014, 2013, and 2012, respectively. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholders, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.


FAIR VALUE

The following financial instruments are carried at fair value in the Company's Consolidated Financial Statements: fixed maturity and equity securities, available-for-sale ("AFS"); fixed maturities at fair value using fair value option ("FVO"); equity securities, FVO; equity securities, trading; short-term investments; freestanding and embedded derivatives; separate account assets and certain other liabilities. For further discussion of fair value, see Note 3 -- Fair Value Measurements of Notes to Consolidated Financial Statements.


INVESTMENTS

OVERVIEW

The Company's investments in fixed maturities include bonds, structured securities, redeemable preferred stock and commercial paper. These investments, along with certain equity securities, which include common and non-redeemable preferred stocks, are classified as AFS and are carried at fair value. The after-tax difference from cost or amortized cost is reflected in stockholders' equity as a component of Accumulated Other Comprehensive Income (Loss) ("AOCI"), after adjustments for the effect of deducting certain life and annuity deferred policy acquisition costs and reserve adjustments. Also included in equity securities, AFS are certain equity securities for which the Company elected the fair value option. These equity securities are carried at fair value with changes in value recorded in realized capital gains and losses. Fixed maturities for which the Company elected the fair value option are classified as FVO and are carried at fair value with changes in value recorded in realized capital gains and losses. Policy loans are carried at outstanding balance. Mortgage loans are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances. Short-term investments are carried at amortized cost, which approximates fair value. Limited partnerships and other alternative investments are reported at their carrying value with the change in carrying value primarily accounted for under the equity method and accordingly the Company's share of earnings is included in net investment income. Recognition of income related to limited partnerships and other alternative investments is delayed due to the availability of the related financial information, as private equity and other funds are generally on a three-month delay and hedge funds are on a one-month delay. Accordingly, income for the years ended December 31, 2014, 2013 and 2012 may not include the full impact of current year changes in valuation of the underlying assets and liabilities of the funds, which are generally obtained from the limited partnerships and other alternative investments' general partners. Other investments primarily consist of derivatives instruments which are carried at fair value.

RECOGNITION AND PRESENTATION OF OTHER-THAN-TEMPORARY IMPAIRMENTS

The Company deems bonds and certain equity securities with debt-like characteristics (collectively "debt securities") to be other-than-temporarily impaired ("impaired") if a security meets the following conditions: a) the Company intends to sell or it is more likely than not that the Company will be required to sell the security before a recovery in value, or b) the Company does not expect to recover the entire amortized cost basis of the security. If the Company intends to sell or it is more likely than not that the Company will be required to sell the security before a recovery in value, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. For those impaired debt securities which do not meet the first condition and for which the Company does not expect to recover the entire amortized cost basis, the difference between the security's amortized cost basis and the fair value is separated into the portion representing a credit other-than-temporary impairment, which is recorded in net realized capital losses, and the remaining non-credit impairment, which is recorded in OCI. Generally, the Company determines a security's credit impairment as the difference between its amortized cost basis and its best estimate of expected future cash flows discounted at the security's effective yield prior to impairment. The remaining non-credit impairment, which is recorded in OCI, is the difference between the security's fair value and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment, which typically represents current market liquidity and risk premiums. The previous amortized cost basis less the impairment recognized in net realized capital losses becomes the security's new cost basis. The Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary.

The Company's evaluation of whether a credit impairment exists for debt securities includes but is not limited to, the following factors: (a) changes in the financial condition of the security's underlying collateral, (b) whether the issuer is current on contractually obligated interest and principal payments, (c) changes in the financial condition, credit rating and near-term prospects of the issuer, (d) the extent to which the fair value has been less than the amortized cost of the security and (e) the payment structure of the security. The Company's best estimate of expected future cash flows used to determine the credit loss amount is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the security. The Company's best estimate of future cash flows involves assumptions including, but not limited to, various performance indicators, such as historical and projected default and recovery rates, credit ratings, current and projected delinquency rates, and loan-to-value ("LTV") ratios. In addition, for structured securities, the Company considers factors including, but not limited to, average cumulative collateral loss rates that vary by vintage year, commercial and residential property value declines that vary by property type and location and commercial real estate delinquency levels.

These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries which may include estimating the underlying collateral value. In addition, projections of expected future debt security cash flows may change based upon new information regarding the performance of the issuer and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For equity securities where the decline in the fair value is deemed to be other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost basis of the security. The previous cost basis less the impairment becomes the security's new cost basis. The Company asserts its intent and ability to retain those equity securities deemed to be temporarily impaired until the price recovers. Once identified, these securities are systematically restricted from trading unless approved by investment and accounting professionals. The investment and accounting professionals will only authorize the sale of these securities based on predefined criteria that relate to events that could not have been reasonably foreseen. Examples of the criteria include, but are not limited to, the deterioration in the issuer's financial condition, security price declines, a change in regulatory requirements or a major business combination or major disposition.

The primary factors considered in evaluating whether an impairment exists for an equity security include, but are not limited to: (a) the length of time and extent to which the fair value has been less than the cost of the security, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, (c) whether the issuer is current on preferred stock dividends and
(d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.


MORTGAGE LOAN VALUATION ALLOWANCES

The Company's security monitoring process reviews mortgage loans on a quarterly basis to identify potential credit losses. Commercial mortgage loans are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Criteria used to determine if an impairment exists include, but are not limited to: current and projected macroeconomic factors, such as unemployment rates, and property-specific factors such as rental rates, occupancy levels, LTV ratios and debt service coverage ratios ("DSCR"). In addition, the Company considers historic, current and projected delinquency rates and property values. These assumptions require the use of significant management judgment and include the probability and timing of borrower default and loss severity estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the borrower and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For mortgage loans that are deemed impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either (a) the present value of the expected future cash flows discounted at the loan's effective interest rate, (b) the loan's observable market price or, most frequently, (c) the fair value of the collateral. A valuation allowance has been established for either individual loans or as a projected loss contingency for loans with an LTV ratio of 90% or greater and consideration of other credit quality factors, including DSCR. Changes in valuation allowances are recorded in net realized capital gains and losses. Interest income on impaired loans is accrued to the extent it is deemed collectible and the loans continue to perform under the original or restructured terms. Interest income ceases to accrue for loans when it is probable that the Company will not receive interest and principal payments according to the contractual terms of the loan agreement. Loans may resume accrual status when it is determined that sufficient collateral exists to satisfy the full amount of the loan and interest payments, as well as when it is probable cash will be received in the foreseeable future. Interest income on defaulted loans is recognized when received.


NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses from investment sales are reported as a component of revenues and are determined on a specific identification basis. Net realized capital gains and losses also result from fair value changes in fixed maturities and equity securities for which the fair value option was elected, and derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, ineffectiveness on derivatives that qualify for hedge accounting treatment, and the change in value of derivatives in certain fair-value hedge relationships and their associated hedged asset. Impairments and mortgage loan valuation allowances are recognized as net realized capital losses in accordance with the Company's impairment and mortgage loan valuation allowance policies previously discussed above. Foreign currency transaction remeasurements are also included in net realized capital gains and losses.


NET INVESTMENT INCOME

Interest income from fixed maturities and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. Prepayment fees on fixed maturities and mortgage loans are recorded in net investment income when earned. For equity securities, dividends will be recognized as investment income on the ex-dividend date. Limited partnerships and other alternative investments primarily use the equity method of accounting to recognize the Company's share of earnings. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary. The Company's non-income producing investments were not material for the years ended December 31, 2014, 2013 and 2012.


DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of over-the-counter ("OTC") derivative instruments, including transactions cleared through a central clearing house ("OTC-cleared"), and exchange-traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into synthetic replication transactions.

Interest rate, volatility, dividend, credit default and index swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using agreed upon rates or other financial variables and notional principal amounts. Generally, little to no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

The Company's derivative transactions conducted in insurance company subsidiaries are used in strategies permitted under the derivative use plans required by the State of Connecticut and the State of New York insurance departments.


ACCOUNTING AND FINANCIAL STATEMENT PRESENTATION OF DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are recognized on the Consolidated Balance Sheets at fair value and are reported in other investments and other liabilities. For balance sheet presentation purposes, the Company has elected to offset the fair value amounts, income accruals, and related cash collateral receivables and payables of OTC derivative instruments executed in a legal entity and with the same counterparty or under a master netting agreement, which provides the Company with the legal right of offset.

During 2013, the Company began clearing interest rate swap and certain credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid collateral, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash collateral as variation margin based on daily market value movements. For information on collateral, see the derivative collateral arrangements section in Note 4 -- Investments and Derivative Instruments. In addition, OTC-cleared transactions include price alignment interest either received or paid on the variation margin, which is reflected in net investment income. The Company has also elected to offset the fair value amounts, income accruals and related cash collateral receivables and payables of OTC-cleared derivative instruments based on clearing house agreements.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability ("cash flow" hedge), (3) a hedge of a net investment in a foreign operation ("net investment" hedge) or (4) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks and do not qualify for hedge accounting.

Fair Value Hedges
-------------------

Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, including foreign-currency fair value hedges, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings as net realized capital gains and losses with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense ("periodic derivative net coupon settlements") are recorded in the line item of the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded.

Cash Flow Hedges
--------------------

Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge, including foreign-currency cash flow hedges, are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded.

Net Investment in a Foreign Operation Hedges
-------------------------------------------------

Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete, or substantially complete, liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded.

Other Investment and/or Risk Management Activities
---------------------------------------------------------

The Company's other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.


HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair value, cash flow, or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses both at the hedge's inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed primarily using quantitative methods as well as using qualitative methods. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the "Change in Variable Cash Flows Method", the "Change in Fair Value Method", the "Hypothetical Derivative Method", or the "Dollar Offset Method".


DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is de-designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings. Changes in the fair value of the hedged item attributable to the hedged risk is no longer adjusted through current period earnings and the existing basis adjustment is amortized to earnings over the remaining life of the hedged item through the applicable earnings component associated with the hedged item.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item.


EMBEDDED DERIVATIVES

The Company purchases and issues financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the Consolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.


CREDIT RISK

Credit risk is defined as the risk of financial loss due to uncertainty of an obligor's or counterparty's ability or willingness to meet its obligations in accordance with agreed upon terms. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. The Company generally requires that OTC derivative contracts, other than certain forward contracts, be governed by International Swaps and Derivatives Association ("ISDA") agreements which are structured by legal entity and by counterparty, and permit right of offset. These agreements require daily collateral settlement based upon agreed upon thresholds. For purposes of daily derivative collateral maintenance, credit exposures are generally quantified based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of the derivatives exceed the contractual thresholds. For the Company's domestic derivative programs, the maximum uncollateralized threshold for a derivative counterparty for a single legal entity is $10. The Company also minimizes the credit risk of derivative instruments by entering into transactions with high quality counterparties rated A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management. OTC-cleared derivatives are governed by clearing house rules. Transactions cleared through a central clearing house reduce risk due to their ability to require daily variation margin, monitor the Company's ability to request additional collateral in the event of a counterparty downgrade, and act as an independent valuation source. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations.


CASH

Cash represents cash on hand and demand deposits with banks or other financial institutions.


REINSURANCE

The Company cedes insurance to affiliated and unaffiliated insurers in order to limit its maximum losses and to diversify its exposures and provide statutory surplus relief. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers.

Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e. risk transfer). To meet risk transfer requirements, a reinsurance agreement must include insurance risk, consisting of underwriting, investment, and timing risk, and a reasonable possibility of a significant loss to the reinsurer. If the ceded and assumed transactions do not meet risk transfer requirements, the Company accounts for these transactions as financing transactions.

Premiums, benefits, losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums ceded to reinsurers applicable to the unexpired terms of the reinsurance agreements. Included in reinsurance recoverables are balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of any necessary allowance for uncollectible reinsurance.

The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements, and variations thereof. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The Company evaluates the financial condition of its reinsurers and concentrations of credit risk. Reinsurance is placed with reinsurers that meet strict financial criteria established by the Company. The Company entered into two reinsurance transactions upon completion of the sales of its Retirement Plans and Individual Life businesses in 2013. For further discussion of these transactions, see Note 2 -- Business Dispositions and Note 5 -- Reinsurance of Notes to Consolidated Financial Statements.


DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Deferred policy acquisition costs ("DAC") represent costs that are directly related to the acquisition of new and renewal insurance contracts and incremental direct costs of contract acquisition that are incurred in transactions with either independent third parties or employees. Such costs primarily include commissions, premium taxes, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully issued contracts.

For life insurance products, the DAC asset related to most universal life-type contracts (primarily variable annuities) is amortized over the estimated life of the contracts acquired in proportion to the present value of estimated gross profits ("EGPs"). EGPs are also used to amortize other assets and liabilities in the Company's Consolidated Balance Sheets such as sales inducement assets (SIA") and unearned revenue reserves ("URR"). Components of EGPs are used to determine reserves for universal life type contracts (including variable annuities) with death or other insurance benefits such as guaranteed minimum death, guaranteed minimum withdrawal and universal life insurance secondary guarantee benefits. These benefits are accounted for and collectively referred to as death and other insurance benefit reserves and are held in addition to the account value liability representing policyholder funds.

For most life insurance product contracts, the Company estimates gross profits over 20 years as EGPs emerging subsequent to that timeframe are immaterial. Products sold in a particular year are aggregated into cohorts. Future gross profits for each cohort are projected over the estimated lives of the underlying contracts, based on future account value projections for variable annuity and variable universal life products. The projection of future account values requires the use of certain assumptions including: separate account returns; separate account fund mix; fees assessed against the contract holder's account balance; surrender and lapse rates; interest margin; mortality; and the extent and duration of hedging activities and hedging costs.

The Company determines EGPs from a single deterministic reversion to mean ("RTM") separate account return projection which is an estimation technique commonly used by insurance entities to project future separate account returns. Through this estimation technique, the Company's DAC model is adjusted to reflect actual account values at the end of each quarter. Through a consideration of recent market returns, the Company will unlock ("Unlock"), or adjust, projected returns over a future period so that the account value returns to the long-term expected rate of return, providing that those projected returns do not exceed certain caps. This Unlock for future separate account returns is determined each quarter.

In the third quarter of each year, the Company completes a comprehensive non-market related policyholder behavior assumption study and incorporates the results of those studies into its projection of future gross profits. Additionally, throughout the year, the Company evaluates various aspects of policyholder behavior and periodically revises its policyholder assumptions as credible emerging data indicates that changes are warranted. The Company will continue to evaluate its assumptions related to policyholder behavior as initiatives to reduce the size of the variable annuity business are implemented by management. Upon completion of an annual assumption study or evaluation of credible new information, the Company will revise its assumptions to reflect its current best estimate. These assumption revisions will change the projected account values and the related EGPs in the DAC, SIA and URR amortization models, as well as, the death and other insurance benefit reserving models. Beginning in 2015, the annual comprehensive non-market related policyholder behavior assumption study will be completed in the fourth quarter of each year.

All assumption changes that affect the estimate of future EGPs including the update of current account values, the use of the RTM estimation technique, and policyholder behavior assumptions are considered an Unlock in the period of revision. An Unlock adjusts the DAC, SIA, URR and death and other insurance benefit reserve balances in the Consolidated Balance Sheets with an offsetting benefit or charge in the Consolidated Statements of Operations in the period of the revision. An Unlock revises EGPs to reflect the Company's current best estimate assumptions. The Company also tests the aggregate recoverability of DAC by comparing the existing DAC balance to the present value of future EGPs. An Unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An Unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.


GOODWILL

Goodwill represents the excess of costs over the fair value of net assets acquired. Goodwill is not amortized but is reviewed for impairment at least annually or more frequently if events occur or circumstances change that would indicate that a triggering event for a potential impairment has occurred. The goodwill impairment test follows a two-step process. In the first step, the fair value of a reporting unit is compared to its carrying value. If the carrying value of a reporting unit exceeds its fair value, the second step of the impairment test is performed for purposes of measuring the impairment. In the second step, the fair value of the reporting unit is allocated to all of the assets and liabilities of the reporting unit to determine an implied goodwill value. If the carrying amount of the reporting unit's goodwill exceeds the implied goodwill value, an impairment loss is recognized in an amount equal to that excess.

Management's determination of the fair value of each reporting unit incorporates multiple inputs into discounted cash flow calculations, including assumptions that market participants would make in valuing the reporting unit. Assumptions include levels of economic capital, future business growth, earnings projections, assets under management for certain reporting units, and the weighted average cost of capital used for purposes of discounting. Decreases in the amount of capital allocated to a reporting unit, decreases in business growth, decreases in earnings projections and increases in the weighted average cost of capital will all cause a reporting unit's fair value to decrease.


SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

The Company records the variable account value portion of variable annuity and variable life insurance products and institutional and governmental investment contracts within separate accounts. Separate account assets are reported at fair value and separate account liabilities are reported at amounts consistent with separate account assets. Investment income and gains and losses from those separate account assets accrue directly to the policyholder, who assumes the related investment risk, and are offset by the related liability changes reported in the same line item in the Consolidated Statements of Operations. The Company earns fees for investment management, certain administrative expenses, and mortality and expense risks assumed which are reported in fee income.

Certain contracts classified as universal life-type include death and other insurance benefit features including guaranteed minimum death benefit ("GMDB"), guaranteed minimum income benefit ("GMIB") and guaranteed minimum withdrawal benefit ("GMWB") riders offered with variable annuity contracts, or secondary guarantee benefits offered with universal life insurance contracts. GMWBs that represent embedded derivatives are accounted for at fair value. Universal life insurance secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. For the Company's GMWB products, the withdrawal benefit can exceed the guaranteed remaining balance ("GRB"). These GMDBs, GMIBs, the life-contingent portion of the GMWBs and the universal life insurance secondary guarantees require an additional liability to be held above the account value liability representing the policyholders' funds. This liability is reported in reserve for future policy benefits in the Company's Consolidated Balance Sheets. Changes in the death and other insurance benefit reserves are recorded in benefits, losses and loss adjustment expenses in the Company's Consolidated Statements of Operations.

The death and other insurance benefit liability is determined by estimating the expected present value of the benefits in excess of the policyholder's expected account value in proportion to the present value of total expected fees. The liability is accrued as actual fees are earned. The expected present value of benefits and fees are generally derived from a set of stochastic scenarios, that have been calibrated to our RTM separate account returns, and assumptions including market rates of return, volatility, discount rates, lapse rates and mortality experience. Consistent with the Company's policy on the Unlock, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefits, losses and loss adjustment expense. For further information on the Unlock, see the Deferred Policy Acquisition Costs and Present Value of Future Profits accounting policy section within this footnote.

The Company reinsures a portion of its in-force GMDB and all of its universal life insurance secondary guarantees and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments.


RESERVE FOR FUTURE POLICY BENEFITS AND UNPAID LOSSES AND LOSS ADJUSTMENT
EXPENSES

Liabilities for the Company's group life and disability contracts as well its individual term life insurance policies include amounts for unpaid losses and future policy benefits. Liabilities for unpaid losses include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claims is based exclusively on the Company's experience, incorporating factors such as gender, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations.


OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE

Other policyholder funds and benefits payable consist of non-variable account values associated with universal life-type contracts and investment contracts.

Universal life-type contracts consist of fixed and variable annuities and universal life insurance. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date, including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

Investment contracts consist of institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date.


FOREIGN CURRENCY

Foreign currency translation gains and losses are reflected in stockholder's equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of the international operations are generally their functional currencies. Gains and losses resulting from the remeasurement of foreign currency transactions are reflected in earnings in realized capital gains (losses) in the period in which they occur.


2. BUSINESS DISPOSITIONS


SALE OF HARTFORD LIFE INTERNATIONAL LIMITED ("HLIL")

On December 12, 2013, the Company completed the sale of all of the issued and outstanding equity of HLIL, an indirect wholly-owned subsidiary of the Company, in a cash transaction to Columbia Insurance Company, a Berkshire Hathaway company, for approximately $285. At closing, HLIL's sole asset was its subsidiary, Hartford Life Limited ("HLL"), a Dublin-based company that sold variable annuities in the U.K. from 2005 to 2009. The sale transaction resulted in an after-tax loss of $51 upon disposition in the year ended December 31, 2013. The operations of the Company's U.K. variable annuity business meet the criteria for reporting as discontinued operations. For further information regarding discontinued operations, see Note 16 -- Discontinued Operations of Notes to Consolidated Financial Statements.


SALE OF RETIREMENT PLANS

On January 1, 2013, HLI completed the sale of its Retirement Plans business to MassMutual for a ceding commission of $355. The business sold included products and services to corporations pursuant to Section 401(k) of the Internal Revenue Code of 1986, as amended (the "Code"), and products and services to municipalities and not-for-profit organizations under Sections 457 and 403(b) of the Code, collectively referred to as government plans. The sale was structured as a reinsurance transaction and resulted in an after-tax gain of $45 for the year ended December 31, 2013. The Company recognized $565 in reinsurance loss on disposition including a reduction in goodwill of $87, offset by $634 in realized capital gains for a $69 impact to income, pre-tax.

Upon closing, the Company reinsured $9.2 billion of policyholder liabilities and $26.3 billion of separate account liabilities under an indemnity reinsurance arrangement. The reinsurance transaction does not extinguish the Company's primary liability on the insurance policies issued under the Retirement Plans business. The Company also transferred invested assets with a carrying value of $9.3 billion, net of the ceding commission, to MassMutual and recognized other non-cash decreases in assets totaling $100 relating to deferred acquisition costs, deferred income taxes, goodwill, and other assets associated with the disposition. The company continued to sell retirement plans during the transition period which ended on June 30, 2014. MassMutual has assumed all expenses and risks for these sales through the reinsurance agreement.

Retirement Plans total revenues were $706 and its net loss was $39 for the year ended December 31, 2012.


SALE OF INDIVIDUAL LIFE

On January 2, 2013 HLI completed the sale of its Individual Life insurance business to Prudential for consideration of $615, consisting primarily of a ceding commission, of which $590 is attributable to the Company. The business sold included variable universal life, universal life, and term life insurance. The sale was structured as a reinsurance transaction and resulted in a loss on business disposition in 2013 consisting of a reinsurance loss partially offset by realized capital gains and a goodwill impairment loss of $61, pre-tax, in 2012. For further information regarding the goodwill impairment loss, see Note 7 -- Goodwill of Notes to Consolidated Financial Statements.

Upon closing the Company recognized an additional reinsurance loss on disposition of $927, including a reduction in goodwill of $163 offset by realized capital gains of $927 for a $0 impact on income, pre-tax. In addition, the Company reinsured $8.3 billion of policyholder liabilities and $5.3 billion of separate account liabilities under indemnity reinsurance arrangements. The reinsurance transaction does not extinguish the Company's primary liability under the Individual Life business. The Company also transferred invested assets with a carrying value of $7.6 billion, exclusive of $1.4 billion assets supporting the modified coinsurance agreement, net of cash transferred in place of short-term investments, to Prudential and recognized other non-cash decreases in assets totaling $1.8 billion relating to deferred acquisition costs, deferred income taxes, goodwill and other assets, and other non-cash decreases in liabilities totaling $1.9 billion relating to other liabilities associated with the disposition. The Company continued to sell life insurance products and riders during the transition period which ended on June 30, 2014. Prudential has assumed all expenses and risk for these sales through the reinsurance agreement.

Individual Life total revenues were $1,303 and its net income was $21 for the year ended December 31, 2012.


COMPOSITION OF INVESTED ASSETS TRANSFERRED

The following table summarizes invested assets transferred by the Company in 2013 in connection with the sale of the Retirement Plans and Individual Life businesses.

                                                                                                           As of December 31, 2012
                                                                                                        ----------------------------
                                                                                                               Carrying Value
                                                                                                        ----------------------------
Fixed maturities, at fair value (amortized cost of $13,596) (1)                                                  $   15,015
Equity securities, AFS, at fair value (cost of $27) (2)                                                                  28
Fixed maturities, at fair value using the FVO (3)                                                                        16
Mortgage loans (net of allowances for loan losses of $1)                                                              1,288
Policy loans, at outstanding balance                                                                                    542
                                                                                                                 -------------------
                                                                 TOTAL INVESTED ASSETS TRANSFERRED               $   16,889
                                                                                                                 -------------------

(1) Includes $14.4 billion and $657 of securities in level 2 and 3 of the fair value hierarchy, respectively.

(2) All equity securities transferred are included in level 2 of the fair value hierarchy.

(3) All FVO securities transferred are included in level 3 of the fair value hierarchy.

3. FAIR VALUE MEASUREMENTS

The following section applies the fair value hierarchy and disclosure requirements for the Company's financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2 or 3).

Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include highly liquid U.S. Treasuries, money market funds and exchange traded equity securities, open-ended mutual funds reported in separate account assets and exchange-traded derivative instruments.

Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most fixed maturities and preferred stocks, including those reported in separate account assets, are model priced by vendors using observable inputs and are classified within Level 2. Derivative instruments classified within Level 2 are priced using observable market inputs such as swap yield curves and credit default swap curves.

Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities, guaranteed product embedded and reinsurance derivatives and other complex derivative instruments. Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs, as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. The amount of transfers from Level 1 to Level 2 was $1.4 billion and $287 for the years ended December 31, 2014 and 2013, respectively, which represented previously on-the-run U.S. Treasury securities that are now off-the-run. For the years ended December 31, 2014 and 2013, there were no transfers from Level 2 to Level 1. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's fixed maturities included in Level 3 are classified as such because these securities are primarily priced by independent brokers and/or are within illiquid markets.

The following tables present assets and (liabilities) carried at fair value by hierarchy level. These disclosures provide information as to the extent to which the Company uses fair value to measure financial instruments and information about the inputs used to value those financial instruments to allow users to assess the relative reliability of the measurements.

                                                                                   December 31, 2014
                                                   ---------------------------------------------------------------------------------
                                                                          Quoted Prices            Significant         Significant
                                                                      in Active Markets for        Observable         Unobservable
                                                                        Identical Assets             Inputs              Inputs
                                                      Total                 (Level 1)               (Level 2)           (Level 3)
                                                   ------------     ------------------------     -------------      ----------------
ASSETS ACCOUNTED FOR AT FAIR VALUE ON A
   RECURRING BASIS
Fixed maturities, AFS
   Asset backed securities ("ABS")                 $     1,171             $       --             $     1,089          $      82
   Collateralized debt obligations ("CDOs")              1,148                     --                     788                360
   Commercial mortgage-backed securities ("CMBS")        1,887                     --                   1,768                119
   Corporate                                            15,742                     --                  15,096                646
   Foreign government/government agencies                  602                     --                     572                 30
   States, municipalities and political
      subdivisions ("Municipal")                         1,052                     --                     998                 54
   Residential mortgage-backed securities ("RMBS")       1,857                     --                   1,123                734
   U.S. Treasuries                                       1,977                     72                   1,905                 --
                                                   ------------     ------------------------     -------------      ----------------
Total fixed maturities                                  25,436                     72                  23,339              2,025
Fixed maturities, FVO                                      280                     --                     196                 84
Equity securities, trading                                  11                     11                      --                 --
Equity securities, AFS                                     514                    411                      55                 48
Derivative assets
   Credit derivatives                                        3                     --                       5                 (2)
   Equity derivatives                                        2                     --                      --                  2
   Foreign exchange derivatives                             (1)                    --                      (1)                --
   Interest rate derivatives                               123                     --                     123                 --
   GMWB hedging instruments                                119                     --                       5                114
   Macro hedge program                                      93                     --                      --                 93
                                                   ------------     ------------------------     -------------      ----------------
Total derivative assets (1)                                339                     --                     132                207
Short-term investments                                   2,162                    199                   1,963                 --
Reinsurance recoverable for GMWB                            56                     --                      --                 56
Modified coinsurance reinsurance contracts                  34                     --                      34                 --
Separate account assets (3)                            132,198                 91,524                  40,096                578
                                                   ------------     ------------------------     -------------      ----------------
    TOTAL ASSETS ACCOUNTED FOR AT FAIR VALUE
                        ON A RECURRING BASIS       $   161,030             $   92,217             $    65,815          $   2,998
                                                   ------------     ------------------------     -------------      ----------------
LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON A
   RECURRING BASIS
Other policyholder funds and benefits payable
   GMWB                                            $      (139)            $       --             $        --          $    (139)
   Equity linked notes                                     (26)                    --                      --                (26)
                                                   ------------     ------------------------     -------------      ----------------
Total other policyholder funds and benefits
payable                                                   (165)                    --                      --               (165)
Derivative liabilities
   Credit derivatives                                       --                     --                       1                 (1)
   Equity derivatives                                       28                     --                      25                  3
   Foreign exchange derivatives                           (444)                    --                    (444)                --
   Interest rate derivatives                              (409)                    --                    (382)               (27)
   GMWB hedging instruments                                 55                     --                      (1)                56
   Macro hedge program                                      48                     --                      --                 48
                                                   ------------     ------------------------     -------------      ----------------
Total derivative liabilities (4)                          (722)                    --                    (801)                79
Consumer notes (5)                                          (3)                    --                      --                 (3)
                                                   ------------     ------------------------     -------------      ----------------
TOTAL LIABILITIES ACCOUNTED FOR AT FAIR VALUE
                        ON A RECURRING BASIS       $      (890)            $       --             $      (801)         $     (89)
                                                   ------------     ------------------------     -------------      ----------------


                                                                                   December 31, 2013
                                                   ---------------------------------------------------------------------------------
                                                                          Quoted Prices            Significant         Significant
                                                                      in Active Markets for        Observable         Unobservable
                                                                        Identical Assets             Inputs              Inputs
                                                      Total                 (Level 1)               (Level 2)           (Level 3)
                                                   ------------     ------------------------     -------------      ----------------
ASSETS ACCOUNTED FOR AT FAIR VALUE ON A
   RECURRING BASIS
Fixed maturities, AFS
   ABS                                             $     1,129            $        --             $     1,021          $     108
   CDOs                                                  1,448                     --                   1,020                428
   CMBS                                                  2,347                     --                   1,987                360
   Corporate                                            16,917                     --                  16,127                790
   Foreign government/government agencies                1,177                     --                   1,139                 38
   States, municipalities and political
      subdivisions ("Municipal")                           965                     --                     916                 49
   RMBS                                                  2,431                     --                   1,633                798
   U.S. Treasuries                                       1,749                  1,077                     672                 --
                                                   ------------     ------------------------     -------------      ----------------
Total fixed maturities                                  28,163                  1,077                  24,515              2,571
Fixed maturities, FVO                                      791                     --                     613                178
Equity securities, trading                                  12                     12                      --                 --
Equity securities, AFS                                     372                    207                     114                 51
Derivative assets
   Credit derivatives                                        9                     --                      11                 (2)
   Foreign exchange derivatives                             14                     --                      14                 --
   Interest rate derivatives                               (57)                    --                     (57)                --
   U.S. GMWB hedging instruments                            26                     --                     (42)                68
   U.S. macro hedge program                                109                     --                      --                109
   International program hedging instruments               171                     --                     173                 (2)
                                                   ------------     ------------------------     -------------      ----------------
Total derivative assets (1)                                272                     --                      99                173
Short-term investments                                   1,952                    228                   1,724                 --
Limited partnerships and other alternative
   investments (2)                                         468                     --                     414                 54
Reinsurance recoverable for U.S. GMWB and
   Japan GMWB, GMIB, and GMAB                             (465)                    --                      --               (465)
Modified coinsurance reinsurance contracts                  67                     --                      67                 --
Separate account assets (3)                            138,482                 99,917                  37,828                737
                                                   ------------     ------------------------     -------------      ----------------
       TOTAL ASSETS ACCOUNTED FOR AT FAIR VALUE
                           ON A RECURRING BASIS    $   170,114            $   101,441             $    65,374          $   3,299
                                                   ------------     ------------------------     -------------      ----------------
LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON A
   RECURRING BASIS
Other policyholder funds and benefits payable
   Guaranteed living benefits                      $      (576)           $        --             $        --          $    (576)
   Equity linked notes                                     (18)                    --                      --                (18)
                                                   ------------     ------------------------     -------------      ----------------
Total other policyholder funds and benefits
payable                                                   (594)                    --                      --               (594)
Derivative liabilities
   Credit derivatives                                       11                     --                       7                  4
   Equity derivatives                                       18                     --                      16                  2
   Foreign exchange derivatives                           (382)                    --                    (382)                --
   Interest rate derivatives                              (319)                    --                    (295)               (24)
   U.S. GMWB hedging instruments                            15                     --                     (63)                78
   U.S. macro hedge program                                 30                     --                      --                 30
   International program hedging instruments              (198)                    --                    (139)               (59)
                                                   ------------     ------------------------     -------------      ----------------
Total derivative liabilities (4)                          (825)                    --                    (856)                31
Consumer notes (5)                                          (2)                    --                      --                 (2)
                                                   ------------     ------------------------     -------------      ----------------
  TOTAL LIABILITIES ACCOUNTED FOR AT FAIR VALUE
                           ON A RECURRING BASIS    $    (1,421)           $        --             $      (856)         $    (565)
                                                   ------------     ------------------------     -------------      ----------------

(1) Includes OTC and OTC-cleared derivative instruments in a net asset value position after consideration of the impact of collateral posting requirements, which may be imposed by agreements, clearinghouse rules, and applicable law. At December 31, 2014 and December 31, 2013, $399 and $120, respectively, was netted against the derivative asset value in the Consolidated Balance Sheet and is excluded from the table above. For further information on derivative liabilities, see footnote 4 below.

(2) Represents hedge funds where equity method of accounting has been applied to a fund of funds measured at fair value.

(3) As of December 31, 2014 and 2013, excludes approximately $2.5 billion and $2.4 billion, respectively, of investment sales receivable because they are trade receivables in the ordinary course of business where the carrying amount approximates fair value.

(4) Includes OTC and OTC-cleared derivative instruments in a net negative market value position (derivative liability). In the Level 3 roll forward table included below in this Note, the sum of the derivative asset and liability positions are referred to as "freestanding derivatives" and are presented on a net basis.

(5) Represents embedded derivatives associated with non-funding agreement-backed consumer equity-linked notes.


DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion, reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and liabilities based on quoted market prices where available and where prices represent a reasonable estimate of fair value. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company's default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

The fair value process is monitored by the Valuation Committee, which is a cross-functional group of senior management within the Company that meets at least quarterly. The Valuation Committee is co-chaired by the Heads of Investment Operations and Accounting, and has representation from various investment sector professionals, accounting, operations, legal, compliance and risk management. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments, as well as addressing valuation issues and approving changes to valuation methodologies and pricing sources.

There are also two working groups under the Valuation Committee, a Securities Fair Value Working Group ("Securities Working Group") and a Derivatives Fair Value Working Group ("Derivatives Working Group"), which include various investment, operations, accounting and risk management professionals that meet monthly to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes described in more detail in the following paragraphs.

The Company also has an enterprise-wide Operational Risk Management function, led by the Chief Operational Risk Officer, which is responsible for establishing, maintaining and communicating the framework, principles and guidelines of the Company's operational risk management program. This includes model risk management which provides an independent review of the suitability, characteristics and reliability of model inputs; as well as, an analysis of significant changes to current models.


FIXED MATURITIES, AFS; EQUITY SECURITIES, AFS; EQUITY SECURITIES, FVO; FIXED MATURITIES, FVO, EQUITY SECURITIES, TRADING; AND SHORT-TERM INVESTMENTS

The fair value of AFS and FVO securities, equity securities, trading, and short-term investments in an active and orderly market (e.g. not distressed or forced liquidation) are determined by management after considering one of the following sources of information: quoted prices for identical assets or liabilities, third-party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third-party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Typical inputs used by these pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flows, prepayment speeds and default rates. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third-party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the third-party pricing services and independent brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of ABS and RMBS are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third-party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

A pricing matrix is used to price private placement securities for which the Company is unable to obtain a price from a third-party pricing service by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spreads. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The appropriate credit spreads determined through this survey approach are based upon the issuer's financial strength and term to maturity, utilizing an independent public security index and trade information and adjusting for the non-public nature of the securities.

The Securities Working Group performs ongoing analysis of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. As a part of this analysis, the Company considers trading volume, new issuance activity and other factors to determine whether the market activity is significantly different than normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee. The Company's internal pricing model utilizes the Company's best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums.

The Company conducts other specific monitoring controls around pricing. Daily analyses identify price changes over 3% for fixed maturities and 5% for equity securities and trade prices that differ over 3% to the current day's price. Weekly analyses identify prices that differ more than 5% from published bond prices of a corporate bond index. Monthly analyses identify price changes over 3%, prices that have not changed, and missing prices. Also on a monthly basis, a second source validation is performed on most sectors. Analyses are conducted by a dedicated pricing unit that follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differ from what the Company feels a market participant would use. Any changes from the identified pricing source are verified by further confirmation of assumptions used. Examples of other procedures performed include, but are not limited to, initial and on-going review of third-party pricing services' methodologies, review of pricing statistics and trends and back testing recent trades.

The Company has analyzed the third-party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.


DERIVATIVE INSTRUMENTS, INCLUDING EMBEDDED DERIVATIVES WITHIN INVESTMENTS

Derivative instruments are fair valued using pricing valuation models for OTC derivatives that utilize independent market data inputs, quoted market prices for exchange-traded and OTC-cleared derivatives, or independent broker quotations. Excluding embedded and reinsurance related derivatives, as of December 31, 2014 and 2013, 95% and 97%, respectively, of derivatives, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations.

The Derivatives Working Group performs ongoing analysis of the valuations, assumptions and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. The Company performs various controls on derivative valuations which include both quantitative and qualitative analysis. Analyses are conducted by a dedicated derivative pricing team that works directly with investment sector professionals to analyze impacts of changes in the market environment and investigate variances. There is a monthly analysis to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives as well as for any existing deals with a market value greater than $10 and all new deals during the month. In addition, on a daily basis, market valuations are compared to counterparty valuations for OTC derivatives. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval. There is a monthly control to review changes in pricing sources to ensure that new models are not moved to production until formally approved.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.


VALUATION TECHNIQUES AND INPUTS FOR INVESTMENTS

Generally, the Company determines the estimated fair value of its AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments using the market approach. The income approach is used for securities priced using a pricing matrix, as well as for derivative instruments. Certain limited partnerships and other alternative investments are measured at fair value using a NAV as a practical expedient. For Level 1 investments, which are comprised of on-the-run U.S. Treasuries, exchange-traded equity securities, short-term investments, exchange traded futures and option contracts, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For most of the Company's debt securities, the following inputs are typically used in the Company's pricing methods: reported trades, benchmark yields, bids and/or estimated cash flows. For securities except U.S. Treasuries, inputs also include issuer spreads, which may consider credit default swaps. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company's Level 2 and Level 3 measurements is listed below:

Level 2 The fair values of most of the Company's Level 2 investments are determined by management after considering prices received from third party pricing services. These investments include most fixed maturities and preferred stocks, including those reported in separate account assets, and derivative instruments.

             - ABS, CDOS, CMBS AND RMBS -- Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, credit default swap indices and, for ABS and RMBS, estimated prepayment rates.

             - CORPORATES, INCLUDING INVESTMENT GRADE PRIVATE PLACEMENTS -- Primary inputs also include observations of credit default swap curves related to the issuer.

             - FOREIGN GOVERNMENT/GOVERNMENT AGENCIES -- Primary inputs also include observations of credit default swap curves related to the issuer and political events in emerging market economies.

             - MUNICIPALS -- Primary inputs also include Municipal Securities Rulemaking Board reported trades and material event notices, and issuer financial statements.

             - SHORT-TERM INVESTMENTS -- Primary inputs also include material event notices and new issue money market rates.

             - EQUITY SECURITIES, TRADING -- Consist of investments in mutual funds. Primary inputs include net asset values obtained from third party pricing services.

             - CREDIT DERIVATIVES -- Primary inputs include the swap yield curve and credit default swap curves.

             - FOREIGN EXCHANGE DERIVATIVES -- Primary inputs include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

             - INTEREST RATE DERIVATIVES -- Primary input is the swap yield curve.

Level 3 Most of the Company's securities classified as Level 3 include less liquid securities such as lower quality ABS, CMBS, commercial real estate ("CRE") CDOs and RMBS primarily backed by sub-prime loans. Securities included in level 3 are primarily valued based on broker prices or broker spreads, without adjustments. Primary inputs for non-broker priced investments, including structured securities, are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their less liquid markets. Additionally, certain long-dated securities are priced based on third party pricing services, including municipal securities, foreign government/government agencies, bank loans and below investment grade private placement securities. Primary inputs for these long-dated securities are consistent with the typical inputs used in Level 1 and Level 2 measurements noted above, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Also included in Level 3, are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above; but also include equity and interest rate volatility and swap yield curves beyond observable limits.

SIGNIFICANT UNOBSERVABLE INPUTS FOR LEVEL 3 ASSETS MEASURED AT FAIR VALUES

The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value. The tables exclude securities such as ABS and CRE CDOs for which fair values are predominately based on broker quotations.

                                              AS OF DECEMBER 31, 2014

                                                             Unobservable Inputs
                   --------------------------------------------------------------------------------------------------------
                            Predominant                                                                       Impact of
                    Fair     Valuation          Significant                                   Weighted    Increase in Input
Securities          Value     Method        Unobservable Input      Minimum      Maximum     Average (1)  on Fair Value (2)
--------------     ------  ------------  ------------------------  ----------  ------------  -----------  -----------------
ASSETS
ACCOUNTED FOR
AT FAIR VALUE ON
A RECURRING BASIS
CMBS               $ 119    Discounted   Spread (encompasses          46bps     2,475bps        284bps        Decrease
                            cash flows   prepayment, default risk
                                         and loss severity)
Corporate (3)        324    Discounted   Spread                      123bps       765bps        267bps        Decrease
                            cash flows
Municipal (3)         32    Discounted   Spread                      212bps       212bps        212bps        Decrease
                            cash flows
RMBS                 734    Discounted   Spread                       23bps     1,904bps        141bps        Decrease
                            cash flows
                                         Constant prepayment             --%           7%            3%       Decrease(4)
                                         rate
                                         Constant default rate            1%          14%            7%       Decrease
                                         Loss severity                   --%         100%           78%       Decrease

                                              AS OF DECEMBER 31, 2013

                                                            Unobservable Inputs
                   -------------------------------------------------------------------------------------------------------
                            Predominant                                                                      Impact of
                    Fair     Valuation          Significant                                  Weighted    Increase in Input
Securities          Value     Method        Unobservable Input     Minimum      Maximum     Average (1)  on Fair Value (2)
--------------     ------  ------------  -----------------------  ----------  ------------  -----------  -----------------
ASSETS
ACCOUNTED FOR
AT FAIR VALUE ON
A RECURRING BASIS
CMBS               $ 360    Discounted   Spread (encompasses ,       99bps     2,511bps        446bps        Decrease
                            cash flows   prepayment default risk
                                         and loss severity)
Corporate (3)        398    Discounted   Spread                     119bps     5,594bps        332bps        Decrease
                            cash flows
Municipal (3)         29    Discounted   Spread                     184bps       184bps        184bps        Decrease
                            cash flows
RMBS                 798    Discounted   Spread                      62bps     1,748bps        245bps        Decrease
                            cash flows
                                         Constant prepayment            --%          10%            3%       Decrease(4)
                                         rate
                                         Constant default rate           1%          22%            8%       Decrease
                                         Loss severity                  --%         100%           80%       Decrease

(1) The weighted average is determined based on the fair value of the securities.

(2) Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.

(3) Level 3 corporate and municipal securities excludes those for which the Company bases fair value on broker quotations as discussed below.

(4) Decrease for above market rate coupons and increase for below market rate coupons.

                                                     AS OF DECEMBER 31, 2014

                                                                         Unobservable Inputs
                                 --------------------------------------------------------------------------------------------------
                                           Predominant                                                                Impact of
                                  Fair      Valuation            Significant                                      Increase in Input
Freestanding Derivatives          Value      Method          Unobservable Input         Minimum       Maximum     on Fair Value (1)
-----------------------------    ------  --------------  --------------------------   ----------   ------------  ------------------
Interest rate derivative
   Interest rate swaps           $ (29)   Discounted     Swap curve beyond 30                3%            3%        Decrease
                                          cash flows     years
   Interest rate swaptions           2    Option         Interest rate volatility            1%            1%        Increase
                                          model
U.S. GMWB hedging instruments
   Equity options                   46    Option         Equity volatility                  22%           34%        Increase
                                          model
   Customized swaps                124    Discounted     Equity volatility                  10%           40%        Increase
                                          cash flows
U.S. macro hedge program
   Equity options                  141    Option         Equity volatility                  27%           28%        Increase
                                          model

                                                   AS OF DECEMBER 31, 2013

                                                    Unobservable Inputs
                                    ---------------------------------------------------
                                               Predominant
                                     Fair       Valuation            Significant
Freestanding Derivatives             Value       Method          Unobservable Input
----------------------------------  -------  --------------  --------------------------
Interest rate derivative
   Interest rate swaps              $  (24)   Discounted     Swap curve beyond 30
                                              cash flows     years
U.S. GMWB hedging
instruments
   Equity options                       72    Option         Equity volatility
                                              model
   Customized swaps                     74    Discounted     Equity volatility
                                              cash flows
U.S. macro hedge program
   Equity options                      139    Option         Equity volatility
                                              model
International hedging program(2)
   Equity options                      (66)   Option         Equity volatility
                                              model
   Short interest rate swaptions       (12)   Option         Interest rate volatility
                                              model
   Long interest rate swaptions         48    Option         Interest rate volatility
                                              model


                                                   AS OF DECEMBER 31, 2013

                                                Unobservable Inputs
                                    --------------------------------------------
                                                                   Impact of
                                                               Increase in Input
Freestanding Derivatives              Minimum      Maximum     on Fair Value (1)
----------------------------------  ----------   -----------  ------------------
Interest rate derivative
   Interest rate swaps                     4%            4%       Increase

U.S. GMWB hedging
instruments
   Equity options                         21%           29%       Increase

   Customized swaps                       10%           50%       Increase

U.S. macro hedge program
   Equity options                         24%           31%       Increase

International hedging program(2)
   Equity options                         29%           37%       Increase

   Short interest rate swaptions          --%            1%       Decrease

   Long interest rate swaptions            1%            1%       Increase


(1) Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.

(2) Level 3 international program hedging instruments excludes those for which the Company bases fair value on broker quotations.

Securities and derivatives for which the Company bases fair value on broker quotations predominately include ABS, CDOs, corporate, fixed maturities, FVO. Due to the lack of transparency in the process brokers use to develop prices for these investments, the Company does not have access to the significant unobservable inputs brokers use to price these securities and derivatives. The Company believes however, the types of inputs brokers may use would likely be similar to those used to price securities and derivatives for which inputs are available to the Company, and therefore may include, but not be limited to, loss severity rates, constant prepayment rates, constant default rates and credit spreads. Therefore, similar to non broker priced securities and derivatives, generally, increases in these inputs would cause fair values to decrease. For the year ended, December 31, 2014, no significant adjustments were made by the Company to broker prices received.

As of December 31, 2013, excluded from the table above are limited partnerships and other alternative investments which total $54, of Level 3 assets measured at fair value. The predominant valuation method uses a NAV calculated on a monthly basis and represents funds where the Company does not have the ability to redeem the investment in the near-term at that NAV, including an assessment of the investee's liquidity.


PRODUCT DERIVATIVES

The Company formerly offered and subsequently reinsured certain variable annuity products with U.S. GMWB riders. Also, through reinsurance from HLIKK, the Company formerly assumed GMWB, GMIB and GMAB riders. Concurrent with the sale of HLIKK, HLIKK recaptured certain risks that had been reinsured to the Company and HLAI by terminating or modifying intercompany agreements. Upon closing, HLIKK is responsible for all liabilities of the recaptured business. For further discussion on the sale, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

The GMWB provides the policyholder with a GRB which is generally equal to premiums less withdrawals. If the policyholder's account value is reduced a specified level through a combination of market declines and withdrawals but the GRB still has value, the Company is obligated to continue to make annuity payments to the policyholder until the GRB is exhausted. Certain contract provisions can increase the GRB at contract holder election or after the passage of time. The GMWB represents an embedded derivative in the variable annuity contract. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the Consolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses. The Company's GMWB liability is carried at fair value and reported in other policyholder funds. The notional value of the embedded derivative is the GRB.

In valuing the embedded derivative, the Company attributes to the derivative a portion of the fees collected from the contract holder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the contract holder over the Attributed Fees are associated with the host variable annuity contract reported in fee income.

Effective April 1, 2014, HLAI, terminated its reinsurance agreement with an affiliated captive reinsurer and recaptured all reinsurance risks. For further information regarding this reinsurance agreement, see Note 12 -- Transactions with Affiliates of Notes to Consolidated Financial Statements .


LIVING BENEFITS REQUIRED TO BE FAIR VALUED (IN OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE)

Living benefits required to be fair valued include guaranteed withdrawal benefits. Fair values for GMWBs classified as embedded derivatives are calculated using the income approach based upon internally developed models because active, observable markets do not exist for those items. The fair value of these GMWBs and the related reinsurance and customized freestanding derivatives are calculated as an aggregation of the following components: Best Estimate Claims Costs calculated based on actuarial and capital market assumptions related to projected cash flows over the lives of the contracts; Credit Standing Adjustment; and Margins representing an amount that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The resulting aggregation is reconciled or calibrated, if necessary, to market information that is, or may be, available to the Company, but may not be observable by other market participants, including reinsurance discussions and transactions. The Company believes the aggregation of these components, as necessary and as reconciled or calibrated to the market information available to the Company, results in an amount that the Company would be required to transfer or receive, for an asset, to or from market participants in an active liquid market, if one existed, for those market participants to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives. The fair value is likely to materially diverge from the ultimate settlement of the liability as the Company believes settlement will be based on our best estimate assumptions rather than those best estimate assumptions plus risk margins. In the absence of any transfer of the guaranteed benefit liability to a third party, the release of risk margins is likely to be reflected as realized gains in future periods' net income. Each component described below is unobservable in the marketplace and requires subjectivity by the Company in determining their value.

Oversight of the Company's valuation policies and processes for product and GMWB reinsurance derivatives is performed by a multidisciplinary group comprised of finance, actuarial and risk management professionals. This multidisciplinary group reviews and approves changes and enhancements to the Company's valuation model as well as associated controls.

BEST ESTIMATE CLAIMS COSTS

The Best Estimate Claims Costs is calculated based on actuarial and capital market assumptions related to projected cash flows, including the present value of benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior such as lapses, fund selection, resets and withdrawal utilization (for the customized derivatives, policyholder behavior is prescribed in the derivative contract). Because of the dynamic and complex nature of these cash flows, best estimate assumptions and a Monte Carlo stochastic process involving the generation of thousands of scenarios that assume risk neutral returns consistent with swap rates and a blend of observable implied index volatility levels were used. Estimating these cash flows involves numerous estimates and subjective judgments regarding a number of variables. These variables include expected markets rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates, and assumptions about policyholder behavior which emerge over time.

At each valuation date, the Company assumes expected returns based on:

- risk-free rates as represented by the Eurodollar futures, LIBOR deposits and swap rates to derive forward curve rates;

- market implied volatility assumptions for each underlying index based primarily on a blend of observed market "implied volatility" data;

- correlations of historical returns across underlying well known market indices based on actual observed returns over the ten years preceding the valuation date; and

-  three years of history for fund regression.

As many guaranteed benefit obligations are relatively new in the marketplace, actual policyholder behavior experience is limited. As a result, estimates of future policyholder behavior are subjective and based on analogous internal and external data. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

On a daily basis, the Company updates capital market assumptions used in the GMWB liability model such as interest rates, equity indices and the blend of implied equity index volatilities. The Company monitors various aspects of policyholder behavior and may modify certain of its assumptions, including living benefit lapses and withdrawal rates, if credible emerging data indicates that changes are warranted. At a minimum, all policyholder behavior assumptions are reviewed and updated, as appropriate, in conjunction with the completion of the Company's comprehensive study to refine its estimate of future gross profits during the third quarter of each year.


CREDIT STANDING ADJUSTMENT

This assumption makes an adjustment that market participants would make, in determining fair value, to reflect the risk that guaranteed benefit obligations or the GMWB reinsurance recoverables will not be fulfilled. The Company incorporates a blend of observable Company and reinsurer credit default spreads from capital markets, adjusted for market recoverability. For the years ended December 31, 2014, 2013 and 2012, the credit standing adjustment assumption, net of reinsurance and exclusive of the impact of the credit standing adjustment on other market sensitivities, resulted in pre-tax realized gains of $41, $492 and $499, respectively.


MARGINS

The behavior risk margin adds a margin that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The behavior risk margin is calculated by taking the difference between adverse policyholder behavior assumptions and best estimate assumptions.

Assumption updates, including policyholder behavior assumptions, affected best estimates and margins for total pre-tax realized gains of $31, $28 and $76 for the years ended December 31, 2014, 2013 and 2012. As of December 31, 2014 and 2013 the behavior risk margin was $74 and $32, respectively.

In addition to the non-market-based updates described above, the Company recognized non-market-based updates driven by the relative outperformance (underperformance) of the underlying actively managed funds as compared to their respective indices resulting in before-tax realized gains (losses) of approximately $(5), $11 and $29 for the years ended December 31, 2014, 2013 and 2012, respectively.

Significant unobservable inputs used in the fair value measurement of the GMWB embedded derivative and the GMWB reinsurance derivative are withdrawal utilization and withdrawal rates, lapse rates, reset elections and equity volatility. The following table provides quantitative information about the significant unobservable inputs and is applicable to all of the GMWB embedded derivative and the GMWB reinsurance derivative. Significant increases in any of the significant unobservable inputs, in isolation, will generally have an increase or decrease correlation with the fair value measurement, as shown in the table.


                                                                                   Unobservable Inputs
                                                                  ------------------------------------------------------
                                                                                             Impact of Increase in Input
                                                                                                    on Fair Value
Significant Unobservable Input                                      Minimum      Maximum           Measurement (1)
------------------------------                                    ---------    ----------    ---------------------------
Withdrawal Utilization (2)                                            20%          100%              Increase
Withdrawal Rates (3)                                                   0%            8%              Increase
Lapse Rates (4)                                                        0%           75%              Decrease
Reset Elections (5)                                                   20%           75%              Increase
Equity Volatility (6)                                                 10%           40%              Increase

(1) Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table.

(2) Range represents assumed cumulative percentages of policyholders taking withdrawals.

(3) Range represents assumed cumulative annual amount withdrawn by policyholders.

(4) Range represents assumed annual percentages of full surrender of the underlying variable annuity contracts across all policy durations for in force business.

(5) Range represents assumed cumulative percentages of policyholders that would elect to reset their guaranteed benefit base.

(6) Range represents implied market volatilities for equity indices based on multiple pricing sources.

Generally a change in withdrawal utilization assumptions would be accompanied by a directionally opposite change in lapse rate assumptions, as the behavior of policyholders that utilize GMWB riders is typically different from policyholders that do not utilize these riders.


SEPARATE ACCOUNT ASSETS

Separate account assets are primarily invested in mutual funds. Other separate account assets include fixed maturities, limited partnerships, equity securities, short-term investments and derivatives that are valued in the same manner, and using the same pricing sources and inputs, as those investments held by the Company. Separate account assets classified as Level 3 primarily include limited partnerships in which fair value represents the separate account's share of the fair value of the equity in the investment ("net asset value") and are classified in level 3 based on the Company's ability to redeem its investment.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

The tables below provide a fair value roll forward for the year ended December 31, 2014, for the Level 3 financial instruments.

                                                                  Fixed Maturities, AFS
                                -----------------------------------------------------------------------------------------
                                                                            Foreign                           Total Fixed
                                                                          govt./govt.                         Maturities,
                                  ABS      CDOs     CMBS      Corporate    agencies     Municipal    RMBS         AFS
                                -------  --------  -------  -----------  ------------  ----------   -------  ------------
ASSETS
Fair value as of January 1,
   2014                         $  108    $  428   $  360     $   790        $  38        $ 49      $  798     $  2,571
Total realized/unrealized
   gains (losses)
   Included in net
     income (1),(2)                 --        11        6         (10)          (1)         --          11           17
   Included in OCI (3)               2        (7)      (6)         16            5           6           4           20
Purchases                           32         6       26          62            6          --         230          362
Settlements                         (1)      (44)    (175)        (36)          (4)         --        (127)        (387)
Sales                              (11)      (21)     (34)        (96)         (14)         (1)       (150)        (327)
Transfers into Level 3 (4)          71        48        7         146           --          --          --          272
Transfers out of Level 3 (4)      (119)      (61)     (65)       (226)          --          --         (32)        (503)
                                -------  --------  -------  -----------  ------------  ----------   -------  ------------
             FAIR VALUE AS OF
            DECEMBER 31, 2014   $   82    $  360   $  119     $   646        $  30        $ 54      $  734     $  2,025
                                -------  --------  -------  -----------  ------------  ----------   -------  ------------
Changes in unrealized
   gains (losses) included in
   net income related to
   financial instruments still
   held at December 31,
   2014 (2),(7)                 $   --    $   --   $   (2)    $    (4)       $  (2)       $ --      $   (1)    $     (9)
                                -------  --------  -------  -----------  ------------  ----------   -------  ------------



                                    Fixed
                                 Maturities,
                                     FVO
                                ------------
ASSETS
Fair value as of January 1,
   2014                           $   178
Total realized/unrealized
   gains (losses)
   Included in net
     income (1),(2)                    17
   Included in OCI (3)                 --
Purchases                              14
Settlements                          (121)
Sales                                  (4)
Transfers into Level 3 (4)             --
Transfers out of Level 3 (4)
                                ------------
             FAIR VALUE AS OF
            DECEMBER 31, 2014     $    84
                                ------------
Changes in unrealized
   gains (losses) included in
   net income related to
   financial instruments still
   held at December 31,
   2014 (2),(7)                   $    14
                                ------------

                                                                   Freestanding Derivatives (5)
                               -----------------------------------------------------------------------------------------------------
                                                                                                 U.S.
                                 Equity              Foreign                          U.S.       Macro     Intl.       Total Free-
                               Securities           Exchange             Interest     GMWB       Hedge    Program       Standing
Assets (Liabilities)               AFS     Credit   Contracts    Equity    Rate      Hedging    Program   Hedging    Derivatives (5)
-----------------------------  ----------  ------  -----------  -------  --------  ---------  ---------  ---------  ----------------
Fair value as of January 1,
2014                             $  51      $  2      $ --        $  2    $ (24)     $  146     $ 139      $ (61)        $ 204
Total realized/unrealized gains
   (losses)
   Included in net income (1),(2)    4        (2)        2           3       (5)         13       (12)        24            23
   Included in OCI (3)               1        --        --          --       --          --        --         --            --
Purchases                            6        (2)       --          --        4           4        14          9            29
Settlements                         --        --        --          --       --           7        --         (5)            2
Sales                              (14)       --        --          --       --          --        --         --            --
Transfers into Level 3 (4)          --        --        (2)         --       --          --        --         --            (2)
Transfers out of Level 3 (4)        --        (1)       --          --       (2)         --        --         33            30
                               ----------  ------  -----------  -------  --------  ---------  ---------  ---------  ----------------
          FAIR VALUE AS OF
         DECEMBER 31, 2014       $  48      $ (3)     $ --        $  5    $ (27)     $  170     $ 141      $  --         $ 286
                               ----------  ------  -----------  -------  --------  ---------  ---------  ---------  ----------------
Changes in unrealized gains
   (losses) included in net
   income related to financial
   instruments still held at
   December 31, 2014 (2),(7)     $  (1)     $ (3)     $ --        $ --    $  (5)     $    1     $ (11)     $  17         $  (1)
                               ----------  ------  -----------  -------  --------  ---------  ---------  ---------  ----------------


                                                                    Limited
                                                               Partnerships and
                                                               Other Alternative       Reinsurance Recoverable for       Separate
Assets                                                            Investments                     GMWB                   Accounts
---------------------------------------------------------     ------------------     ------------------------------     ---------
Fair value as of January 1, 2014                                     $  54                       $ (465)                 $   737
Total realized/unrealized gains (losses)
   Included in net income (1),(2)                                       --                          441                       13
Purchases                                                               --                           --                      339
Settlements                                                             --                           80                       (3)
Sales                                                                   --                           --                     (201)
Transfers into Level 3 (4)                                              --                           --                       37
Transfers out of Level 3 (4)                                           (54)                          --                     (344)
                                                              ------------------     ------------------------------     ---------
                       FAIR VALUE AS OF DECEMBER 31, 2014            $  --                       $   56                  $   578
                                                              ------------------     ------------------------------     ---------
Changes in unrealized gains (losses) included in net
   income related to financial instruments still held
   at December 31, 2014 (2),(7)                                      $  --                       $  441                  $     8
                                                              ------------------     ------------------------------     ---------

                                                                   Other Policyholder Funds and Benefits Payable
                                                                --------------------------------------------------
                                                                                                       Total Other
                                                                                                      Policyholder
                                                                  Guaranteed                              Funds
                                                                  Withdrawal       Equity Linked      and Benefits      Consumer
Liabilities                                                      Benefits (7)          Notes             Payable          Notes
---------------------------------------------------------       -------------     --------------     -------------    -----------
Fair value as of January 1, 2014                                    $ (576)           $  (18)           $  (594)          $ (2)
Total realized/unrealized gains (losses)
   Included in net income (1),(2)                                      577                (8)               569             (1)
Settlements                                                           (140)               --               (140)            --
                                                                -------------     --------------     -------------    -----------
                       FAIR VALUE AS OF DECEMBER 31, 2014           $ (139)           $  (26)           $  (165)          $ (3)
                                                                -------------     --------------     -------------    -----------
Changes in unrealized gains (losses) included in net
   income related to financial instruments still held
   at December 31, 2014 (2),(7)                                     $  167            $   (8)           $   159           $ (1)
                                                                -------------     --------------     -------------    -----------

The tables below provide a fair value roll forward for the year ended December 31, 2013, for the Level 3 financial instruments.

                                                                          Fixed Maturities, AFS
                                     -----------------------------------------------------------------------------------------------
                                                                                    Foreign                              Total Fixed
                                                                                  govt./govt.                            Maturities,
Assets                                 ABS      CDOs      CMBS      Corporate      agencies      Municipal     RMBS          AFS
-----------------------------------  -------  --------   -------   -----------   ------------   ----------   ---------  ------------
Fair value as of January 1, 2013     $  238    $  723    $  532      $ 1,340        $  34         $  169     $  1,133    $   4,169
Total realized/unrealized gains (losses)
    Included in net income (1),(2)      (12)       18       (14)           6           (1)            --           39           36
    Included in OCI (3)                  32       110        53           (4)          (3)           (10)          42          220
Purchases                                25        37        37           75           27             --           74          275
Settlements                              (6)     (113)      (89)        (112)          (4)            --         (134)        (458)
Sales                                  (127)     (341)     (152)        (333)         (13)          (110)        (355)      (1,431)
Transfers into Level 3 (4)                3        23        36           99           --             --           --          161
Transfers out of Level 3 (4)            (45)      (29)      (43)        (281)          (2)            --           (1)        (401)
                                     -------  --------   -------   -----------   ------------   ----------   ---------  ------------
 FAIR VALUE AS OF DECEMBER 31, 2013  $  108    $  428    $  360      $   790        $  38         $   49     $    798    $   2,571
                                     -------  --------   -------   -----------   ------------   ----------   ---------  ------------
Changes in unrealized gains (losses) included in
    net income related to financial instruments
    still held at December 31, 2013
    (2),(7)                          $   (7)   $   --    $   (2)     $    (7)       $  --         $   --     $     (1)   $     (17)
                                     -------  --------   -------   -----------   ------------   ----------   ---------  ------------



                                        Fixed
                                     Maturities,
Assets                                   FVO
-----------------------------------  -----------
Fair value as of January 1, 2013       $  199
Total realized/unrealized gains (losses)
    Included in net income (1),(2)         61
    Included in OCI (3)                    --
Purchases                                  14
Settlements                                (2)
Sales                                     (94)
Transfers into Level 3 (4)                  3
Transfers out of Level 3 (4)               (3)
                                     -----------
 FAIR VALUE AS OF DECEMBER 31, 2013    $  178
                                     -----------
Changes in unrealized gains (losses) included in
    net income related to financial instruments
    still held at December 31, 2013
    (2),(7)                            $   44
                                     -----------


                                                               Freestanding Derivatives (5)
                                                    -----------------------------------------------------

                                                      Equity                                      U.S.
                                                    Securities,                      Interest     GMWB
Assets (Liabilities)                                    AFS       Credit    Equity     Rate      Hedging
--------------------------------------------------  -----------  -------   -------   --------   ---------
Fair value as of January 1, 2013                       $ 55        $  4     $  45     $  (57)    $  519
Total realized/unrealized gains (losses)
    Included in net income (1),(2)                      (10)         (1)      (26)         7       (372)
    Included in OCI (3)                                   6          --        --         --         --
Purchases                                                 7          --         1         --         --
Settlements                                              --          (1)       (7)        --         (4)
Sales                                                    (2)         --        --         --         --
Transfers into Level 3 (4)                               --          --        --         --         --
Transfers out of Level 3 (4)                             (5)         --       (11)        26          3
                                                    -----------  -------   -------   --------   ---------
                FAIR VALUE AS OF DECEMBER 31, 2013     $ 51        $  2     $   2     $  (24)    $  146
                                                    -----------  -------   -------   --------   ---------
Changes in unrealized gains (losses) included in
    net income related to financial instruments
    still held at December 31, 2013 (2),(7)            $ (9)       $ (1)    $ (15)    $    2     $ (390)
                                                    -----------  -------   -------   --------   ---------


                                                                Freestanding Derivatives (5)
                                                    ------------------------------------------------------
                                                      U.S.
                                                      Macro       Intl.        Other         Total Free-
                                                      Hedge      Program    Derivative        Standing
Assets (Liabilities)                                 Program     Hedging     Contracts     Derivatives (5)
--------------------------------------------------  ---------   ---------   -----------   ----------------
Fair value as of January 1, 2013                     $  286      $   (75)      $  --          $   722
Total realized/unrealized gains (losses)
    Included in net income (1),(2)                     (191)          24          --             (559)
    Included in OCI (3)                                  --           --          --               --
Purchases                                                44          (25)         --               20
Settlements                                              --           (9)         --              (21)
Sales                                                    --           --          --               --
Transfers into Level 3 (4)                               --           (8)        (20)             (28)
Transfers out of Level 3 (4)                             --           32          20               70
                                                    ---------   ---------   -----------   ----------------
                FAIR VALUE AS OF DECEMBER 31, 2013   $  139      $   (61)      $  --          $   204
                                                    ---------   ---------   -----------   ----------------
Changes in unrealized gains (losses) included in
    net income related to financial instruments
    still held at December 31, 2013 (2),(7)          $ (187)     $  (170)      $  --          $  (761)
                                                    ---------   ---------   -----------   ----------------

                                                                    Limited
                                                               Partnerships and        Reinsurance Recoverable for
                                                               Other Alternative           U.S. GMWB and Japan           Separate
Assets                                                            Investments           GMWB, GMIB, and GMAB (6)         Accounts
---------------------------------------------------------     ------------------    --------------------------------    ---------
Fair value as of January 1, 2013                                    $  150                      $  1,081                  $ 583
Total realized/unrealized gains (losses)
   Included in net income (1),(2)                                       (5)                       (1,856)                    23
Purchases                                                               64                            --                    250
Settlements                                                             --                           310                     (2)
Sales                                                                   (9)                           --                    (88)
Transfers into Level 3 (4)                                              --                            --                     45
Transfers out of Level 3 (4)                                          (146)                           --                    (74)
                                                              ------------------    --------------------------------    ---------
                       FAIR VALUE AS OF DECEMBER 31, 2013           $   54                      $   (465)                 $ 737
                                                              ------------------    --------------------------------    ---------
Changes in unrealized gains (losses) included in
   net income related to financial instruments still held
   at December 31, 2013 (2),(7)                                     $   (5)                     $ (1,856)                 $  21
                                                              ------------------    --------------------------------    ---------

                                                                   Other Policyholder Funds and Benefits Payable (1)
                                                                 -----------------------------------------------------
                                                                                                        Total Other
                                                                                                       Policyholder
                                                                  Guaranteed                               Funds
                                                                    Living          Equity Linked      and Benefits        Consumer
Liabilities                                                      Benefits (7)           Notes             Payable            Notes
---------------------------------------------------------        ------------      ---------------     -------------     -----------
Fair value as of January 1, 2013                                   $ (3,119)            $  (8)           $ (3,127)           $ (2)
Total realized/unrealized gains (losses)
   Included in net income (1),(2)                                     2,653               (10)              2,643              --
Settlements                                                            (110)               --                (110)             --
                                                                 ------------      ---------------     -------------     -----------
                       FAIR VALUE AS OF DECEMBER 31, 2013          $   (576)            $ (18)           $   (594)           $ (2)
                                                                 ------------      ---------------     -------------     -----------
Changes in unrealized gains (losses) included in
   net income related to financial instruments still held
   at December 31, 2013 (2),(7)                                    $  2,653             $ (10)           $  2,643            $ --
                                                                 ------------      ---------------     -------------     -----------

(1) The Company classifies gains and losses on GMWB reinsurance derivatives and GMWB embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.

(2) All amounts in these rows are reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization of DAC.

(3)    All amounts are before income taxes and amortization of DAC.

(4) Transfers in and/or (out) of Level 3 are primarily attributable to the availability of market observable information and the re-evaluation of the observability of pricing inputs.

(5) Derivative instruments are reported in this table on a net basis for asset (liability) positions and reported in the Consolidated Balance Sheet in other investments and other liabilities.

(6) Includes fair value of reinsurance recoverables of approximately $495 as of December 31, 2013, respectively, related to a transaction entered into with an affiliated captive reinsurer. See Note 12 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information.

(7) Includes both market and non-market impacts in deriving realized and unrealized gains (losses).

(8) Settlements of other liabilities reflect the removal of liabilities carried at fair value upon the deconsolidation of a variable interest entity. See Note 4 -- Investments and Derivative Instruments of Notes to Consolidated Financial Statements for additional information.


FAIR VALUE OPTION

The Company classifies the underlying fixed maturities held in certain consolidated investment funds within the fixed maturities, FVO line on the Consolidated Balance Sheets. The Company reports investments of consolidated investment companies at fair value with changes in the fair value of these securities recognized in net realized capital gains and losses, which is consistent with accounting requirements for investment companies. The investment funds hold fixed income securities in multiple sectors and the Company has management and control of the funds as well as a significant ownership interest.

FVO investments also include certain securities that contain embedded credit derivatives with underlying credit risk primarily related to residential and commercial real estate.

The Company also elected the fair value option for certain equity securities in order to align the accounting with total return swap contracts that hedge the risk associated with the investments. The swaps do not qualify for hedge accounting and the change in value of both the equity securities and the total return swap are recorded in net realized capital gains and losses. These equity securities are classified within equity securities, AFS on the Consolidated Balance Sheets. Income earned from FVO securities is recorded in net investment income and changes in fair value are recorded in net realized capital gains and losses. Income earned from FVO securities is recorded in net investment income and changes in fair value are recorded in net realized capital gains and losses.

The Company previously held fair value option investments in foreign government securities related to the Company's former Japan annuity business. These investments were disposed of as a consequence of the the sale of the Japan business, see Note 12 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for further information on the sale.

The following table presents the changes in fair value of those assets and liabilities accounted for using the fair value option reported in net realized capital gains and losses in the Company's Consolidated Statements of Operations.

                                                                                                 Year Ended
                                                                                                December 31,
                                                                                              ----------------
                                                                                              2014      2013
                                                                                              -----    -------
          ASSETS
            Fixed maturities, FVO
              Corporate                                                                       $ (3)    $  (12)
              CRE CDOs                                                                          21         14
              CMBS                                                                              --         --
              Foreign government                                                                16       (112)
              RMBS                                                                              --         --
                                                                                              -----    -------
                                                               TOTAL FIXED MATURITIES, FVO    $ 34     $ (110)
                                                                                              -----    -------
            Equity, FVO                                                                         (2)        --
                                                                                              -----    -------
                                                     TOTAL REALIZED CAPITAL GAINS (LOSSES)    $ 32     $ (110)
                                                                                              -----    -------

The following table presents the fair value of assets and liabilities accounted for using the fair value option included in the Company's Consolidated Balance Sheets.

                                                                                                 Year Ended
                                                                                                December 31,
                                                                                              ---------------
                                                                                               2014      2013
                                                                                              -----     -----
          ASSETS
            Fixed maturities, FVO
              ABS                                                                             $  13     $   3
              Corporate                                                                          96        84
              CRE CDOs                                                                           67       167
              CMBS                                                                               15         8
              Foreign government                                                                  3       494
              Municipals                                                                          2         1
              RMBS                                                                               82         9
              U.S. government                                                                     2        25
                                                                                              -----     -----
                                                               TOTAL FIXED MATURITIES, FVO    $ 280     $ 791
                                                                                              -----     -----
                                                                           EQUITY, FVO (1)    $ 248     $  --
                                                                                              -----     -----

(1)  Included in equity securities, AFS on the Consolidated Balance Sheets.


FINANCIAL INSTRUMENTS NOT CARRIED AT FAIR VALUE

The following presents carrying amounts and fair values of the Company's financial instruments not carried at fair value, and not included in the above fair value discussion as of December 31, 2014 and December 31, 2013 were as follows:

                                                                                     December 31, 2014          December 31, 2013
                                                                                  ---------------------       ---------------------
                                                              Fair Value          Carrying        Fair        Carrying        Fair
                                                            Hierarchy Level        Amount         Value        Amount         Value
                                                           -----------------      ---------      ------       ---------      ------
ASSETS
   Policy loans                                                Level 3              1,430         1,430         1,416         1,476
   Mortgage loans                                              Level 3              3,109         3,280         3,470         3,519
                                                           -----------------      ---------      ------       ---------      ------
LIABILITIES
   Other policyholder funds and benefits payable (1)           Level 3              7,134         7,353         8,955         9,153
   Consumer notes (2),(3)                                      Level 3                 68            68            82            82
   Assumed investment contracts (3)                            Level 3                763           851            --            --
                                                           -----------------      ---------      ------       ---------      ------

(1) Excludes group accident and health and universal life insurance contracts, including corporate owned life insurance.

(2) Excludes amounts carried at fair value and included in disclosures above.

(3)  Included in other liabilities in the Consolidated Balance Sheets.

Fair values for policy loans were determined using current loan coupon rates, which reflect the current rates available under the contracts. As a result, the fair value approximates the carrying value of the policy loans. During the second quarter of 2014, the Company changed the valuation technique used to estimate the fair value of policy loans, which previously was estimated by utilizing discounted cash flow calculations, using U.S. Treasury interest rates, based on the loan durations.

Fair values for mortgage loans were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

Fair values for other policyholder funds and benefits payable and assumed investment contracts, not carried at fair value, were estimated based on the cash surrender values of the underlying policies or by estimating future cash flows discounted at current interest rates adjusted for credit risk.

Fair values for consumer notes were estimated using discounted cash flow calculations using current interest rates adjusted for estimated loan durations.

4. INVESTMENTS AND DERIVATIVE INSTRUMENTS


NET INVESTMENT INCOME


                                                                                               For the years ended
                                                                                                  December 31,
                                                                                      -------------------------------------
                                                                                        2014          2013          2012
                                                                                      ---------   ------------    ---------
                                                                                                  (Before-tax)
Fixed maturities (1)                                                                    $1,113        $1,253        $1,953
Equity securities, AFS                                                                      14             8            11
Mortgage loans                                                                             156           172           248
Policy loans                                                                                80            82           116
Limited partnerships and other alternative investments                                     141           119            85
Other investments (2)                                                                      111           125           200
Investment expenses                                                                        (72)          (76)          (77)
                                                                                      ---------   ------------    ---------
                                                         TOTAL NET INVESTMENT INCOME    $1,543      $  1,683      $  2,536
                                                                                      ---------   ------------    ---------

(1)  Includes net investment income on short-term investments.

(2) Includes income from derivatives that hedge fixed maturities and qualify for hedge accounting.


NET REALIZED CAPITAL GAINS (LOSSES)


                                                                                          For the years ended December 31,
                                                                                        -------------------------------------
                                                                                         2014          2013          2012
                                                                                        -------    ------------    ----------
                                                                                                   (Before-tax)
Gross gains on sales (1)                                                                $  264       $  2,196      $     478
Gross losses on sales                                                                     (235)          (700)          (278)
Net OTTI losses recognized in earnings (2)                                                 (29)           (45)          (255)
Valuation allowances on mortgage loans                                                      (4)            (1)             4
Japanese fixed annuity contract hedges, net (3)                                            (14)             6            (36)
Periodic net coupon settlements on credit derivatives/Japan                                 11             (3)            (8)
Results of variable annuity hedge program
   GMWB derivatives, net                                                                     5            262            519
   Macro hedge program                                                                     (11)          (234)          (340)
                                                                                        -------    ------------    ----------
                                                                  TOTAL U.S. PROGRAM        (6)            28            179
International Program (4)                                                                 (126)          (963)        (1,145)
                                                                                        -------    ------------    ----------
                                     TOTAL RESULTS OF VARIABLE ANNUITY HEDGE PROGRAM      (132)          (935)          (966)
GMIB/GMAB/GMWB reinsurance                                                                 579          1,107          1,233
Coinsurance and modified coinsurance reinsurance contracts                                 395         (1,405)        (1,901)
Other, net (5)                                                                            (258)           106            248
                                                                                        -------    ------------    ----------
                                     NET REALIZED CAPITAL GAINS (LOSSES), BEFORE-TAX    $  577       $    326      $  (1,481)
                                                                                        -------    ------------    ----------

(1) Includes $1.5 billion of gross gains relating to the sales of the Retirement Plans and Individual Life businesses in the year ended December 31, 2013.

(2) Includes $173 of intent-to-sell impairments relating to the Retirement Plans and Individual Life businesses sold for the year ended December 31, 2012.

(3) ncludes for the years ended December 31, 2014, 2013 and 2012, the transactional foreign currency re-valuation gains (losses) of $(51), $324, and $245, respectively, related to the Japan fixed annuity product, as well as the change in value related to the derivative hedging instruments and the Japan government FVO securities of $37, $(318), and $(281), respectively.

(4) Includes $(2), $(55), and $(66) of transactional foreign currency re-valuation for the years ended December 31, 2014, 2013 and 2012, respectively.

(5) Other, net gains and losses include transactional foreign currency revaluation gains (losses) on the Japan fixed payout annuity liabilities reinsured from HLIKK and gains (losses) on non-qualifying derivatives used to hedge the foreign currency exposure of the liabilities. Gains (losses) from transactional foreign currency revaluation of the reinsured liabilities were $116, $250, and $189, respectively, for the years ended December 31, 2014, 2013 and 2012. Gains (losses) on the instruments used to hedge the foreign currency exposure on the reinsured fixed payout annuities were $(148), $(268), and $(300), respectively, for the years ended December 31, 2014, 2013 and 2012. Includes $71 and $110 of gains relating to the sales of the Retirement Plans and Individual Life businesses for the years ended December 31, 2013 and 2012, respectively, as well as changes in value of non-qualifying derivatives. Also includes for the year ended December 31, 2014 a loss of $(213) related to the recapture of the GMIB/GMAB/GMWB reinsurance contracts, which is offset by gains on the termination of the embedded derivative reflected in the GMIB/GMAB/GMWB reinsurance line.

Net realized capital gains and losses from investment sales are reported as a component of revenues and are determined on a specific identification basis. Gross gains and losses on sales and impairments previously reported as unrealized gains in AOCI were $1, $1.4 billion and $(55) for the years ended December 31, 2014, 2013 and 2012, respectively.


SALES OF AVAILABLE-FOR-SALE SECURITIES

                                                                                                     For the years ended
                                                                                                        December 31,
                                                                                            ------------------------------------
                                                                                              2014         2013          2012
                                                                                            ---------    ---------     ---------
Fixed maturities, AFS
   Sale proceeds                                                                            $  9,084     $ 19,190      $ 23,555
   Gross gains (1)                                                                               210        1,867           521
   Gross losses                                                                                 (183)        (421)         (270)
Equity securities, AFS
   Sale proceeds                                                                            $    107     $     81      $    133
   Gross gains                                                                                     9          254            15
   Gross losses                                                                                   (6)        (263)           (5)
                                                                                            ---------    ---------     ---------

(1) Includes $1.5 billion of gross gains relating to the sales of the Retirement Plans and Individual Life businesses for the year ended December 31, 2013.

Sales of AFS securities in 2014 were primarily a result of duration and liquidity management, as well as tactical changes to the portfolio as a result of changing market conditions.


OTHER-THAN-TEMPORARY IMPAIRMENT LOSSES

The following table presents a roll-forward of the Company's cumulative credit impairments on debt securities held as of December 31, 2014, 2013 and 2012.

                                                                                            For the years ended December 31,
                                                                                          -------------------------------------
                                                                                           2014          2013           2012
                                                                                          -------    ------------     ---------
                                                                                                     (Before-tax)
Balance, beginning of period                                                              $ (410)       $ (813)       $ (1,319)
Additions for credit impairments recognized on (1):
   Securities not previously impaired                                                         (7)          (14)            (27)
   Securities previously impaired                                                             (9)           (4)            (15)
Reductions for credit impairments previously recognized on:
   Securities that matured or were sold during the period                                    111           403             543
   Securities due to an increase in expected cash flows                                       19            17               5
   Securities the Company made the decision to sell or more likely than not will be
     required to sell                                                                         --             1              --
                                                                                          -------    ------------     ---------
                                                              BALANCE, END OF PERIOD      $ (296)       $ (410)       $   (813)
                                                                                          -------    ------------     ---------

(1) These additions are included in the net OTTI losses recognized in earnings in the Consolidated Statements of Operations.


AVAILABLE-FOR-SALE SECURITIES

The following table presents the Company's AFS securities by type.

                                                   December 31, 2014
                              ---------------------------------------------------------
                                Cost or       Gross        Gross                 Non-
                               Amortized   Unrealized   Unrealized     Fair     Credit
                                 Cost         Gains       Losses       Value   OTTI (1)
                              -----------  -----------  -----------  --------  --------
ABS                            $  1,181      $    20      $  (30)    $  1,171    $ --
CDOs (2)                          1,083           84         (20)       1,148      --
CMBS                              1,797           97          (7)       1,887      (3)
Corporate                        14,166        1,685        (109)      15,742      (3)
Foreign govt./govt. agencies        576           35          (9)         602      --
Municipal                           935          118          (1)       1,052      --
RMBS                              1,805           64         (12)       1,857      --
U.S. Treasuries                   1,717          261          (1)       1,977      --
                              -----------  -----------  -----------  --------  --------
    TOTAL FIXED MATURITIES,
                        AFS      23,260        2,364        (189)      25,436      (6)
Equity securities, AFS (3)          275           10         (19)         266      --
                              -----------  -----------  -----------  --------  --------
       TOTAL AFS SECURITIES    $ 23,535      $ 2,374      $ (208)    $ 25,702    $ (6)
                              -----------  -----------  -----------  --------  --------

                                                   December 31, 2013
                              ----------------------------------------------------------
                                Cost or       Gross        Gross                 Non-
                               Amortized   Unrealized   Unrealized     Fair     Credit
                                 Cost         Gains       Losses       Value   OTTI (1)
                              -----------  -----------  -----------  --------  ---------
ABS                            $  1,172      $    13      $  (56)    $  1,129    $  (2)
CDOs (2)                          1,392           98         (41)       1,448       --
CMBS                              2,275          106         (34)       2,347       (3)
Corporate                        15,913        1,196        (192)      16,917       (6)
Foreign govt./govt. agencies      1,267           27        (117)       1,177       --
Municipal                           988           26         (49)         965       --
RMBS                              2,419           60         (48)       2,431       (3)
U.S. Treasuries                   1,762            1         (14)       1,749       --
                              -----------  -----------  -----------  --------  ---------
    TOTAL FIXED MATURITIES,
                        AFS      27,188        1,527        (551)      28,163      (14)
Equity securities, AFS (3)          362           35         (25)         372       --
                              -----------  -----------  -----------  --------  ---------
       TOTAL AFS SECURITIES    $ 27,550      $ 1,562      $ (576)    $ 28,535    $ (14)
                              -----------  -----------  -----------  --------  ---------

(1) Represents the amount of cumulative non-credit OTTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2014 and 2013.

(2) Gross unrealized gains (losses) exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

(3) As of December 31, 2014 excludes equity securities, FVO, with a cost of $250 and fair value of $248 which are included in equity securities, AFS on the Consolidated Balance Sheet.

The following table presents the Company's fixed maturities, AFS, by contractual maturity year.

                                                             December 31, 2014                 December 31, 2013
                                                      ------------------------------     -----------------------------
Contractual Maturity                                   Amortized Cost     Fair Value     Amortized Cost     Fair Value
-------------------------------------------------     ----------------    ----------     ---------------    ----------
One year or less                                          $  1,031         $  1,043         $   1,615        $   1,639
Over one year through five years                             4,902            5,168             5,328            5,535
Over five years through ten years                            3,345            3,501             4,319            4,481
Over ten years                                               8,116            9,661             8,668            9,153
                                                      ----------------    ----------     ---------------    ----------
   Subtotal                                                 17,394           19,373            19,930           20,808
Mortgage-backed and asset-backed securities                  5,866            6,063             7,258            7,355
                                                      ----------------    ----------     ---------------    ----------
                      TOTAL FIXED MATURITIES, AFS         $ 23,260         $ 25,436         $  27,188        $  28,163
                                                      ----------------    ----------     ---------------    ----------

Estimated maturities may differ from contractual maturities due to security call or prepayment provisions. Due to the potential for variability in payment spreads (i.e. prepayments or extensions), mortgage-backed and asset-backed securities are not categorized by contractual maturity.


CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

The Company did not have exposure to any credit concentration risk of a single issuer greater than 10% of the Company's stockholder's equity, other than the U.S. government and certain U.S. government securities as of December 31, 2014. As of December 31, 2013, the Company's only exposure to any credit concentration risk of a single issuer greater than 10% of the Company's stockholder's equity, other than the U.S. government and certain U.S. government securities, was the Government of Japan, which represents $853 or 10% of stockholder's equity, and 2% of total invested assets. As of December 31, 2014, other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were HSBC Holdings PLC, Verizon Communications Inc., and Bank of America Corp. which each comprised less than 1% of total invested assets. As of December 31, 2013, other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were the Government of Japan, JPMorgan Chase & Co. and Goldman Sachs Group Inc., which each comprised less than 3% of total invested assets.

The Company's three largest exposures by sector as of December 31, 2014 were financial services, utilities, and consumer non-cyclical which comprised approximately 9%, 8% and 7%, respectively, of total invested assets. The Company's three largest exposures by sector as of December 31, 2013 were utilities, financial services, and commercial real estate which comprised approximately 9%, 8% and 7%, respectively, of total invested assets.


SECURITY UNREALIZED LOSS AGING

The following tables present the Company's unrealized loss aging for AFS securities by type and length of time the security was in a continuous unrealized loss position.

                                                               December 31, 2014
                                  --------------------------------------------------------------------------
                                          Less Than 12 Months                     12 Months or More
                                  -----------------------------------   ------------------------------------
                                   Amortized     Fair     Unrealized     Amortized      Fair     Unrealized
                                     Cost        Value      Losses         Cost         Value      Losses
                                  ----------   --------   -----------   -----------   -------    -----------
ABS                                $   368     $    367      $  (1)       $   340     $   311      $  (29)
CDOs (1)                               123          122         (1)           771         753         (19)
CMBS                                   109          108         (1)           194         188          (6)
Corporate                            1,542        1,491        (51)           661         603         (58)
Foreign govt./govt. agencies           145          140         (5)            68          64          (4)
Municipal                               14           14         --             13          12          (1)
RMBS                                   148          147         (1)           229         218         (11)
U.S. Treasuries                        184          184         --             18          17          (1)
                                  ----------   --------   -----------   -----------   -------    -----------
    TOTAL FIXED MATURITIES, AFS      2,633        2,573        (60)         2,294       2,166        (129)
Equity securities, AFS                  81           75         (6)            92          79         (13)
                                  ----------   --------   -----------   -----------   -------    -----------
         TOTAL SECURITIES IN AN
       UNREALIZED LOSS POSITION    $ 2,714     $  2,648      $ (66)       $ 2,386     $ 2,245      $ (142)
                                  ----------   --------   -----------   -----------   -------    -----------

                                           December 31, 2014
                                  -----------------------------------
                                                 Total
                                  -----------------------------------
                                   Amortized     Fair     Unrealized
                                     Cost        Value      Losses
                                  ----------   --------   -----------
ABS                                $   708     $   678      $  (30)
CDOs (1)                               894         875         (20)
CMBS                                   303         296          (7)
Corporate                            2,203       2,094        (109)
Foreign govt./govt. agencies           213         204          (9)
Municipal                               27          26          (1)
RMBS                                   377         365         (12)
U.S. Treasuries                        202         201          (1)
                                  ----------   --------   -----------
    TOTAL FIXED MATURITIES, AFS      4,927       4,739        (189)
Equity securities, AFS                 173         154         (19)
                                  ----------   --------   -----------
         TOTAL SECURITIES IN AN
       UNREALIZED LOSS POSITION    $ 5,100     $ 4,893      $ (208)
                                  ----------   --------   -----------


                                                               December 31, 2013
                                  -------------------------------------------------------------------------
                                           Less Than 12 Months                    12 Months or More
                                  -----------------------------------    ----------------------------------
                                    Amortized     Fair     Unrealized     Amortized     Fair     Unrealized
                                      Cost        Value      Losses         Cost        Value      Losses
                                   ----------   -------    ----------    ----------   -------    ----------
ABS                                 $   288     $   286      $   (2)      $   418     $   364      $  (54)
CDOs (1)                                 64          63          (1)        1,185       1,144         (40)
CMBS                                    437         423         (14)          392         372         (20)
Corporate (1)                         2,449       2,360         (89)          799         696        (103)
Foreign govt./govt. agencies            542         501         (41)          303         227         (76)
Municipal                               508         475         (33)           99          83         (16)
RMBS                                    922         909         (13)          475         440         (35)
U.S. Treasuries                       1,456       1,442         (14)           --          --          --
                                   ----------   -------    ----------    ----------   -------    ----------
    TOTAL FIXED MATURITIES, AFS       6,666       6,459        (207)        3,671       3,326        (344)
Equity securities, AFS                   77          73          (4)          135         114         (21)
                                   ----------   -------    ----------    ----------   -------    ----------
         TOTAL SECURITIES IN AN
       UNREALIZED LOSS POSITION     $ 6,743     $ 6,532      $ (211)      $ 3,806     $ 3,440      $ (365)
                                   ----------   -------    ----------    ----------   -------    ----------


                                           December 31, 2013
                                  ----------------------------------
                                                 Total
                                  ----------------------------------
                                   Amortized     Fair     Unrealized
                                     Cost        Value      Losses
                                  ----------   -------    ----------
ABS                                $    706    $   650      $  (56)
CDOs (1)                              1,249      1,207         (41)
CMBS                                    829        795         (34)
Corporate (1)                         3,248      3,056        (192)
Foreign govt./govt. agencies            845        728        (117)
Municipal                               607        558         (49)
RMBS                                  1,397      1,349         (48)
U.S. Treasuries                       1,456      1,442         (14)
                                  ----------   -------    ----------
    TOTAL FIXED MATURITIES, AFS      10,337      9,785        (551)
Equity securities, AFS                  212        187         (25)
                                  ----------   -------    ----------
         TOTAL SECURITIES IN AN
       UNREALIZED LOSS POSITION    $ 10,549    $ 9,972      $ (576)
                                  ----------   -------    ----------

(1) Unrealized losses exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

As of December 31, 2014, AFS securities in an unrealized loss position, comprised of 1,944 securities, primarily related to corporate securities and foreign government and government agencies, which are depressed due to an increase in interest rates and/or wider credit spreads since the securities were purchased. As of December 31, 2014, 94% of these securities were depressed less than 20% of cost or amortized cost. The decrease in unrealized losses during 2014 was primarily attributable to a decrease in interest rates.

Most of the securities depressed for twelve months or more relate to certain floating rate corporate securities with greater than 10 years to maturity, concentrated in the financial services sector, and structured securities with exposure to commercial and residential real estate and student loans. Corporate securities are primarily depressed because the securities have floating-rate coupons and have long-dated maturities or are perpetual and current credit spreads are wider than when these securities were purchased. For certain commercial and residential real estate securities, current market spreads continue to be wider than spreads at the securities' respective purchase dates, even though credit spreads have continued to tighten over the past five years. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above.


MORTGAGE LOANS

                                                                  December 31, 2014
                                           -------------------------------------------------------------
                                                Amortized               Valuation             Carrying
                                                Cost (1)                Allowance               Value
                                           -----------------       -----------------       -------------
                        TOTAL COMMERCIAL
                           MORTGAGE LOANS          $3,124                  $(15)                 $3,109
                                           -----------------       -----------------       -------------

                                                                 December 31, 2013
                                           -------------------------------------------------------------
                                               Amortized               Valuation             Carrying
                                               Cost (1)                Allowance               Value
                                           -----------------       ----------------       --------------
                        TOTAL COMMERCIAL
                           MORTGAGE LOANS          $3,482                  $(12)                 $3,470
                                           -----------------       ----------------       --------------

(1) Amortized cost represents carrying value prior to valuation allowances, if any.

As of December 31, 2014 and 2013, the carrying value of mortgage loans associated with the valuation allowance was $49 and $86, respectively. Included in the table above are mortgage loans held-for-sale with a carrying value and valuation allowance of $53 and $3, respectively, as of December 31, 2013. The carrying value of these loans is included in mortgage loans in the Company's Consolidated Balance Sheets. As of December 31, 2014, loans within the Company's mortgage loan portfolio that have had extensions or restructurings other than what is allowable under the original terms of the contract are immaterial.

The following table presents the activity within the Company's valuation allowance for mortgage loans. These loans have been evaluated both individually and collectively for impairment. Loans evaluated collectively for impairment are immaterial.

                                                                               For the years ended December 31,
                                                                             -------------------------------------
                                                                             2014            2013            2012
                                                                             ------         ------          ------
           BALANCE AS OF JANUARY 1                                            $(12)          $(14)           $(23)
           (Additions)/Reversals                                                (4)            (2)              4
           Deductions                                                            1              4               5
                                                                             ------         ------          ------
           BALANCE AS OF DECEMBER 31                                          $(15)          $(12)           $(14)
                                                                             ------         ------          ------

The weighted-average LTV ratio of the Company's commercial mortgage loan portfolio was 57% as of December 31, 2014, while the weighted-average LTV ratio at origination of these loans was 63%. LTV ratios compare the loan amount to the value of the underlying property collateralizing the loan. The loan values are updated no less than annually through property level reviews of the portfolio. Factors considered in the property valuation include, but are not limited to, actual and expected property cash flows, geographic market data and capitalization rates. DSCRs compare a property's net operating income to the borrower's principal and interest payments. The weighted average DSCR of the Company's commercial mortgage loan portfolio was 2.36x as of December 31, 2014. As of December 31, 2014 and 2013, the Company held no delinquent commercial mortgage loans past due by 90 days or more.


The following table presents the carrying value of the Company's commercial mortgage loans by LTV and DSCR.

                  COMMERCIAL MORTGAGE LOANS CREDIT QUALITY


                                                            December 31, 2014                 December 31, 2013
                                                     ------------------------------    ------------------------------
                                                     Carrying     Avg. Debt-Service    Carrying     Avg. Debt-Service
Loan-to-value                                          Value       Coverage Ratio        Value       Coverage Ratio
                                                     ---------    -----------------    ---------    -----------------
Greater than 80%                                      $    21            1.14x          $    35            1.15x
65% - 80%                                                 452            1.71x              777            1.94x
Less than 65%                                           2,636            2.49x            2,658            2.34x
                                                     ---------    -----------------    ---------    -----------------
                  TOTAL COMMERCIAL MORTGAGE LOANS     $ 3,109            2.36X          $ 3,470            2.23X
                                                     ---------    -----------------    ---------    -----------------

The following tables present the carrying value of the Company's mortgage loans by region and property type.

                          MORTGAGE LOANS BY REGION


                                                                           December 31, 2014           December 31, 2013
                                                                       ------------------------     -----------------------
                                                                        Carrying     Percent of     Carrying     Percent of
                                                                          Value         Total         Value         Total
                                                                       ----------   -----------     ---------    ----------
East North Central                                                      $    64          2.1%       $     79          2.3%
Middle Atlantic                                                             272          8.7%            255          7.3%
Mountain                                                                     35          1.1%             40          1.2%
New England                                                                 146          4.7%            163          4.7%
Pacific                                                                     905         29.1%          1,019         29.4%
South Atlantic                                                              532         17.1%            548         15.8%
West North Central                                                           15          0.5%             17          0.5%
West South Central                                                          125          4.0%            144          4.1%
Other (1)                                                                 1,015         32.7%          1,205         34.7%
                                                                       ----------   -----------     ---------    ----------
                                               TOTAL MORTGAGE LOANS     $ 3,109        100.0%       $  3,470        100.0%
                                                                       ----------   -----------     ---------    ----------

(1) Primarily represents loans collateralized by multiple properties in various regions.

                       MORTGAGE LOANS BY PROPERTY TYPE


                                                                           December 31, 2014           December 31, 2013
                                                                       ------------------------     -----------------------
                                                                        Carrying     Percent of     Carrying     Percent of
                                                                          Value         Total         Value         Total
                                                                       ----------   -----------     ---------    ----------
Commercial
   Agricultural                                                         $    22          0.7%       $     93          2.7%
   Industrial                                                               989         31.8%          1,182         34.1%
   Lodging                                                                   26          0.8%             27          0.8%
   Multifamily                                                              522         16.8%            576         16.6%
   Office                                                                   723         23.3%            723         20.8%
   Retail                                                                   713         22.9%            745         21.5%
   Other                                                                    114          3.7%            124          3.5%
                                                                       ----------   -----------     ---------    ----------
                                               TOTAL MORTGAGE LOANS     $ 3,109        100.0%       $  3,470        100.0%
                                                                       ----------   -----------     ---------    ----------


VARIABLE INTEREST ENTITIES

The Company is involved with various special purpose entities and other entities that are deemed to be VIEs primarily as a collateral or investment manager and as an investor through normal investment activities.

A VIE is an entity that either has investors that lack certain essential characteristics of a controlling financial interest or lacks sufficient funds to finance its own activities without financial support provided by other entities.

The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and therefore is the primary beneficiary. The Company is deemed to have a controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the

VIE. Based on the Company's assessment, if it determines it is the primary beneficiary, the Company consolidates the VIE in the Company's Consolidated Financial Statements.


CONSOLIDATED VIES

The following table presents the carrying value of assets and liabilities, and the maximum exposure to loss relating to the VIEs for which the Company is the primary beneficiary. Creditors have no recourse against the Company in the event of default by these VIEs nor does the Company have any implied or unfunded commitments to these VIEs. The Company's financial or other support provided to these VIEs is limited to its collateral or investment management services and original investment.

                                                     December 31, 2014                           December 31, 2013
                                          ---------------------------------------    ----------------------------------------
                                                                        Maximum                                     Maximum
                                           Total         Total         Exposure       Total          Total         Exposure
                                          Assets    Liabilities (1)   to Loss (2)    Assets     Liabilities (1)   to Loss (2)
                                          -------   ---------------   -----------    -------    ---------------  ------------
CDOs (3)                                  $   --         $ --            $  --        $  12         $ 13            $  --
Investment funds (4)                         154           20              138          134           20              119
Limited partnerships and other
   alternative investments                     3            2                1            4            2                2
                                          -------   ---------------   -----------    -------    ---------------  ------------
                                TOTAL     $  157         $ 22            $ 139        $ 150         $ 35            $ 121
                                          -------   ---------------   -----------    -------    ---------------  ------------

(1)  Included in other liabilities in the Company's Consolidated Balance
     Sheets.

(2) The maximum exposure to loss represents the maximum loss amount that the Company could recognize as a reduction in net investment income or as a realized capital loss and is the cost basis of the Company's investment.

(3) Total assets included in fixed maturities, AFS and short-term investments in the Company's Consolidated Balance Sheets.

(4) Total assets included in fixed maturities, FVO, short-term investments, and equity, AFS in the Company's Consolidated Balance Sheets.

CDOs represent structured investment vehicles for which the Company has a controlling financial interest as it provides collateral management services, earns a fee for those services and also holds investments in the securities issued by these vehicles. Investment funds represents wholly-owned fixed income funds for which the Company has exclusive management and control including management of investment securities which is the activity that most significantly impacts its economic performance. Limited partnerships represent one hedge fund for which the Company holds a majority interest in the fund as an investment.


NON-CONSOLIDATED VIES

The Company does not hold any investments issued by VIEs for which the Company is not the primary beneficiary as of December 31, 2014 and 2013. In addition, the Company, through normal investment activities, makes passive investments in structured securities issued by VIEs for which the Company is not the manager which are included in ABS, CDOs, CMBS and RMBS in the Available-for-Sale Securities table and fixed maturities, FVO, in the Company's Consolidated Balance Sheets. The Company has not provided financial or other support with respect to these investments other than its original investment. For these investments, the Company determined it is not the primary beneficiary due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination which reduces the Company's obligation to absorb losses or right to receive benefits and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these investments is limited to the amount of the Company's investment.


REPURCHASE AGREEMENTS, DOLLAR ROLL TRANSACTIONS AND OTHER COLLATERAL
TRANSACTIONS

From time to time, the Company enters into repurchase agreements and dollar roll transactions to manage liquidity or to earn incremental spread income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase agreement where a mortgage backed security is sold with an agreement to repurchase substantially the same security at a specified time in the future. These transactions generally have a contractual maturity of ninety days or less and the carrying amounts of these instruments approximates fair value.

As part of repurchase agreements and dollar roll transactions, the Company transfers collateral of U.S. government and government agency securities and receives cash. For the repurchase agreements, the Company obtains cash in an amount equal to at least 95% of the fair value of the securities transferred. The agreements contain contractual provisions that require additional collateral to be transferred when necessary and provide the counterparty the right to sell or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or fixed maturities. Repurchase agreements include master netting provisions that provide the counterparties the right to offset claims and apply securities held by them with respect to their obligations in the event of a default. Although the Company has the contractual right to offset claims, fixed maturities do not meet the specific conditions for net presentation under U.S. GAAP. The Company accounts for the repurchase agreements and dollar roll transactions as collateralized borrowings. The securities transferred under repurchase agreements and dollar roll transactions are included in fixed maturities, AFS with the obligation to repurchase those securities recorded in other liabilities on the Company's Consolidated Balance Sheets.

As of December 31, 2014 and 2013, the Company has no outstanding repurchase agreements or dollar roll transactions.

The Company is required by law to deposit securities with government agencies in states where it conducts business. As of December 31, 2014 and 2013 the fair value of securities on deposit was approximately $14 and $13, respectively.

Refer to Derivative Collateral Arrangements section of this note for disclosure of collateral in support of derivative transactions.


EQUITY METHOD INVESTMENTS

The majority of the Company's investments in limited partnerships and other alternative investments, including hedge funds, mortgage and real estate funds, mezzanine debt funds, and private equity and other funds (collectively, "limited partnerships"), are accounted for under the equity method of accounting. The Company's maximum exposure to loss as of December 31, 2014 is limited to the total carrying value of $1.3 billion. In addition, the Company has outstanding commitments totaling approximately $220, to fund limited partnership and other alternative investments as of December 31, 2014. The Company's investments in limited partnerships are generally of a passive nature in that the Company does not take an active role in the management of the limited partnerships. In 2014, aggregate investment income (losses) from limited partnerships and other alternative investments exceeded 10% of the Company's pre-tax consolidated net income. Accordingly, the Company is disclosing aggregated summarized financial data for the Company's limited partnership investments. This aggregated summarized financial data does not represent the Company's proportionate share of limited partnership assets or earnings. Aggregate total assets of the limited partnerships in which the Company invested totaled $72.0 billion and $77.2 billion as of December 31, 2014 and 2013, respectively. Aggregate total liabilities of the limited partnerships in which the Company invested totaled $9.0 billion and $10.7 billion as of December 31, 2014 and 2013, respectively. Aggregate net investment income (loss) of the limited partnerships in which the Company invested totaled $3.5 billion, $1.8 billion and $0.9 billion for the periods ended December 31, 2014, 2013 and 2012, respectively. Aggregate net income
(loss) of the limited partnerships in which the Company invested totaled $8.7 billion, $7.1 billion, and $6.5 billion for the periods ended December 31, 2014, 2013 and 2012, respectively. As of, and for the period ended, December 31, 2014, the aggregated summarized financial data reflects the latest available financial information.


DERIVATIVE INSTRUMENTS

The Company utilizes a variety of OTC, OTC-cleared and exchange traded derivative instruments as a part of its overall risk management strategy as well as to enter into replication transactions. Derivative instruments are used to manage risk associated with interest rate, equity market, credit spread, issuer default, price, and currency exchange rate risk or volatility. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that would be permissible investments under the Company's investment policies. The Company also may enter into and has previously issued financial instruments and products that either are accounted for as free-standing derivatives, such as certain reinsurance contracts, or may contain features that are deemed to be embedded derivative instruments, such as the GMWB rider included with certain variable annuity products.


STRATEGIES THAT QUALIFY FOR HEDGE ACCOUNTING

Certain derivatives the Company enters into satisfy the hedge accounting requirements as outlined in Note 1 of these financial statements. Typically, these hedge relationships include interest rate and foreign currency swaps where the terms or expected cash flows of the securities being hedged closely match the terms of the swap. The swaps are typically used to manage interest rate duration of certain fixed maturity securities or liability contracts. The hedge strategies by hedge accounting designation include:


CASH FLOW HEDGES

Interest rate swaps are predominantly used to manage portfolio duration and better match cash receipts from assets with cash disbursements required to fund liabilities. These derivatives primarily convert interest receipts on floating-rate fixed maturity securities to fixed rates. The Company also enters into forward starting swap agreements to hedge the interest rate exposure related to the purchase of fixed-rate securities, primarily to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

Foreign currency swaps are used to convert foreign currency-denominated cash flows related to certain investment receipts and liability payments to U.S. dollars in order to reduce cash flow fluctuations due to changes in currency rates.

FAIR VALUE HEDGES

Interest rate swaps are used to hedge the changes in fair value of fixed maturity securities due to fluctuations in interest rates.


NON-QUALIFYING STRATEGIES

Derivative relationships that do not qualify for hedge accounting ("non-qualifying strategies") primarily include the hedge program for the Company's variable annuity products as well as the hedging and replication strategies that utilize credit default swaps. In addition, hedges of interest rate and foreign currency risk of certain fixed maturities and liabilities do not qualify for hedge accounting.

The non-qualifying strategies include:


INTEREST RATE SWAPS, SWAPTIONS, AND FUTURES

The Company may use interest rate swaps, swaptions, and futures to manage duration between assets and liabilities in certain investment portfolios. In addition, the Company enters into interest rate swaps to terminate existing swaps, thereby offsetting the changes in value of the original swap. As of December 31, 2014 and 2013 the notional amount of interest rate swaps in offsetting relationships was $4.5 billion.


FOREIGN CURRENCY SWAPS AND FORWARDS

The Company enters into foreign currency swaps and forwards to convert the foreign currency exposures of certain foreign currency-denominated fixed maturity investments to U.S. dollars.


JAPAN FIXED PAYOUT ANNUITY HEDGE

The Company reinsures fixed payout annuity liabilities associated with a GMIB contract issued before HLIKK was sold during 2014. The reinsurance of the fixed payout annuities remains in place. For discussion on the sale of HLIKK, see
Note 1 -- Basis of Presentation and Significant Accounting Policies of Notes to the Consolidated Financial Statements. The Company invests in U.S. dollar denominated assets to support the reinsurance liability. The Company entered into pay U.S. dollar, receive yen swap contracts to hedge the currency and yen interest rate exposure between the U.S. dollar denominated assets and the yen denominated fixed liability reinsurance payments.


CREDIT CONTRACTS

Credit default swaps are used to purchase credit protection on an individual entity or referenced index to economically hedge against default risk and credit-related changes in value on fixed maturity securities. Credit default swaps are also used to assume credit risk related to an individual entity or referenced index as a part of replication transactions. These contracts require the Company to pay or receive a periodic fee in exchange for compensation from the counterparty should the referenced security issuers experience a credit event, as defined in the contract. The Company is also exposed to credit risk related to credit derivatives embedded within certain fixed maturity securities which are comprised of structured securities that contain credit derivatives that reference a standard index of corporate securities. In addition, the Company enters into credit default swaps to terminate existing credit default swaps, thereby offsetting the changes in value of the original swap going forward.


EQUITY INDEX SWAPS AND OPTIONS

Beginning in 2014, the Company entered into total return swaps to hedge equity risk of equity common stock investments which are accounted for using fair value option in order to align the accounting treatment with net realized capital gains (losses). The Company also enters into equity index options with the purpose of hedging the impact of an adverse equity market environment on the investment portfolio. In addition, the Company formerly offered certain equity indexed products, a portion of which contain embedded derivatives that require bifurcation. The Company uses equity index swaps to economically hedge the equity volatility risk associated with the equity indexed products.


GMWB DERIVATIVES, NET

The Company formerly offered certain variable annuity products with GMWB riders. The GMWB product is a bifurcated embedded derivative ("GMWB product derivatives") that has a notional value equal to the GRB. The Company uses reinsurance contracts to transfer a portion of its risk of loss due to GMWB. The reinsurance contracts covering GMWB ("GMWB reinsurance contracts") are accounted for as free-standing derivatives with a notional amount equal to the GRB amount.

The Company utilizes derivatives ("GMWB hedging instruments") as part of an actively managed program designed to hedge a portion of the capital market risk exposures of the non-reinsured GMWB riders due to changes in interest rates, equity market levels, and equity volatility. These derivatives include customized swaps, interest rate swaps and futures, and equity swaps, options and futures, on certain indices including the S&P 500 index, EAFE index and NASDAQ index. The following table presents notional and fair value for GMWB hedging instruments.


                                                            Notional Amount                        Fair Value
                                                   ---------------------------------    --------------------------------
                                                    December 31,      December 31,       December 31,      December 31,
                                                        2014              2013               2014              2013
                                                   --------------    ---------------    --------------    --------------
Customized swaps                                      $  7,041          $   7,839           $ 124              $ 74
Equity swaps, options, and futures                       3,761              4,237              39                44
Interest rate swaps and futures                          3,640              6,615              11               (77)
                                                   --------------    ---------------    --------------    --------------
                                         TOTAL        $ 14,442          $  18,691           $ 174              $ 41
                                                   --------------    ---------------    --------------    --------------

MACRO HEDGE PROGRAM

The Company utilizes equity options, swaps and foreign currency options to partially hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from the guaranteed minimum death benefit ("GMDB") and GMWB obligations. The following table presents notional and fair value for the macro hedge program.


                                                         Notional Amount                      Fair Value
                                                -------------------------------    -------------------------------
                                                 December 31,     December 31,      December 31,      December 31,
                                                     2014             2013              2014              2013
                                                --------------    -------------    --------------    -------------
Equity options and swaps                           $ 5,983           $ 9,934            $ 141            $ 139
Foreign currency options                               400                --               --               --
                                                --------------    -------------    --------------    -------------
                                       TOTAL       $ 6,383           $ 9,934           $  141            $ 139
                                                --------------    -------------    --------------    -------------

COINSURANCE AND MODIFIED COINSURANCE REINSURANCE CONTRACTS

As of December 31, 2014 and 2013 the Company had approximately $1.0 billion and $1.3 billion, respectively, of invested assets supporting other policyholder funds and benefits payable reinsured under a modified coinsurance arrangement in connection with the sale of the Individual Life business structured as a reinsurance transaction. The assets are primarily held in a trust established by the Company. The Company pays or receives cash quarterly to settle the results of the reinsured business, including the investment results. As a result of this modified coinsurance arrangement, the Company has an embedded derivative that transfers to the reinsurer certain unrealized changes in fair value due to interest rate and credit risks of these assets. The notional amounts of the embedded derivative reinsurance contracts are the invested assets that are carried at fair value supporting the reinsured reserves.

As of December 31, 2013 coinsurance and modified coinsurance reinsurance contracts included $28.2 billion of notional related to a previous coinsurance agreement which was terminated during 2014. Provisions of this agreement include reinsurance to cede a portion of direct written U.S. GMWB riders, which were accounted for as an embedded derivative, to a former affiliated captive reinsurer. Additional provisions of this agreement cede variable annuity contract GMIB, GMAB and GMWB contracts reinsured by the Company that had been assumed from HLIKK and were accounted for as a free-standing derivative. Effective April 1, 2014 this agreement was terminated. For further information on this transaction, refer to Note 12 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.


DERIVATIVE BALANCE SHEET CLASSIFICATION

The following table summarizes the balance sheet classification of the Company's derivative related fair value amounts as well as the gross asset and liability fair value amounts. For reporting purposes, the Company has elected to offset the fair value amounts, income accruals, and related cash collateral receivables and payables of OTC derivative instruments executed in a legal entity and with the same counterparty or under a master netting agreement, which provides the Company with the legal right of offset. The Company has also elected to offset the fair value amounts, income accruals and related cash collateral receivables and payables of OTC-cleared derivative instruments based on clearing house agreements. The fair value amounts presented below do not include income accruals or related cash collateral receivables and payables, which are netted with derivative fair value amounts to determine balance sheet presentation. Derivatives in the Company's separate accounts where the associated gains and losses accrue directly to policyholders are not included. The Company's derivative instruments are held for risk management purposes, unless otherwise noted in the following table. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and is presented in the table to quantify the volume of the Company's derivative activity. Notional amounts are not necessarily reflective of credit risk. The tables below exclude investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 3 -- Fair Value Measurements of Notes to Consolidated Financial Statements.



                                                                                  Net Derivatives
                                                                   ----------------------------------------------
                                                                       Notional Amount           Fair Value
                                                                   -----------------------  ---------------------
                                                                     Dec 31,     Dec 31,     Dec 31,    Dec 31,
                                                                      2014        2013        2014       2013
                                                                   ---------   -----------  ---------  ----------
HEDGE DESIGNATION/ DERIVATIVE TYPE
CASH FLOW HEDGES
    Interest rate swaps                                            $   2,242   $     3,215   $    37   $      16
    Foreign currency swaps                                               143           143       (19)         (5)
                                                                   ---------   -----------  ---------  ----------
                                          TOTAL CASH FLOW HEDGES       2,385         3,358        18          11
                                                                   ---------   -----------  ---------  ----------
FAIR VALUE HEDGES
    Interest rate swaps                                                   32         1,261        --         (24)
                                                                   ---------   -----------  ---------  ----------
                                         TOTAL FAIR VALUE HEDGES          32         1,261        --         (24)
                                                                   ---------   -----------  ---------  ----------
NON-QUALIFYING STRATEGIES
    INTEREST RATE CONTRACTS
       Interest rate swaps, swaptions, caps, floors, and futures       4,857         4,633      (323)       (368)
    FOREIGN EXCHANGE CONTRACTS
       Foreign currency swaps and forwards                                60           118        --          (4)
       Japan fixed payout annuity hedge                                1,319         1,571      (427)       (354)
       Japanese fixed annuity hedging instruments (1)                     --         1,436        --          (6)
    CREDIT CONTRACTS
       Credit derivatives that purchase credit protection                276           243        (1)         (4)
       Credit derivatives that assume credit risk (2)                    946         1,507         7          27
       Credit derivatives in offsetting positions                      2,175         3,501        (1)         (3)
    EQUITY CONTRACTS
       Equity index swaps and options                                    422           131         1          (2)
    VARIABLE ANNUITY HEDGE PROGRAM
       GMWB product derivatives (3)                                   17,908        21,512      (139)        (36)
       GMWB reinsurance contracts                                      3,659         4,508        56          29
       GMWB hedging instruments                                       14,442        18,691       174          41
       Macro hedge program                                             6,383         9,934       141         139
       International program hedging instruments (1)                      --        57,025        --         (27)
    OTHER
       GMIB, GMAB, and GMWB reinsurance contracts (1)                     --        11,999        --        (540)
       Coinsurance and modified coinsurance reinsurance contracts        974        29,423        34        (427)
                                                                   ---------   -----------  ---------  ----------
                                 TOTAL NON-QUALIFYING STRATEGIES      53,421       166,232      (478)     (1,535)
                                                                   ---------   -----------  ---------  ----------
                  TOTAL CASH FLOW HEDGES, FAIR VALUE HEDGES, AND
                                       NON-QUALIFYING STRATEGIES   $  55,838   $   170,851   $  (460)  $  (1,548)
                                                                   ---------   -----------  ---------  ----------
BALANCE SHEET LOCATION
    Fixed maturities, available-for-sale                           $     186   $       196   $     1   $      (1)
    Other investments                                                 13,588        40,564       339         272
    Other liabilities                                                 19,473        62,599      (725)       (827)
    Reinsurance recoverable                                            4,633        33,931        90        (398)
    Other policyholder funds and benefits payable                     17,958        33,561      (165)       (594)
                                                                   ---------   -----------  ---------  ----------
                                               TOTAL DERIVATIVES   $  55,838   $   170,851   $  (460)  $  (1,548)
                                                                   ---------   -----------  ---------  ----------


                                                                           Asset               Liability
                                                                        Derivatives           Derivatives
                                                                   --------------------  ----------------------
                                                                        Fair Value            Fair Value
                                                                   --------------------  ----------------------
                                                                    Dec 31,    Dec 31,    Dec 31,      Dec 31,
                                                                     2014       2013       2014         2013
                                                                   ---------  ---------  ----------  ----------
HEDGE DESIGNATION/ DERIVATIVE TYPE
CASH FLOW HEDGES
    Interest rate swaps                                            $     37   $     49   $      --   $     (33)
    Foreign currency swaps                                                3          2         (22)         (7)
                                                                   ---------  ---------  ----------  ----------
                                          TOTAL CASH FLOW HEDGES         40         51         (22)        (40)
                                                                   ---------  ---------  ----------  ----------
FAIR VALUE HEDGES
    Interest rate swaps                                                  --          2          --         (26)
                                                                   ---------  ---------  ----------  ----------
                                         TOTAL FAIR VALUE HEDGES         --          2          --         (26)
                                                                   ---------  ---------  ----------  ----------
NON-QUALIFYING STRATEGIES
    INTEREST RATE CONTRACTS
       Interest rate swaps, swaptions, caps, floors, and futures        385        123        (708)       (491)
    FOREIGN EXCHANGE CONTRACTS
       Foreign currency swaps and forwards                               --          6          --         (10)
       Japan fixed payout annuity hedge                                  --         --        (427)       (354)
       Japanese fixed annuity hedging instruments (1)                    --         88          --         (94)
    CREDIT CONTRACTS
       Credit derivatives that purchase credit protection                 4         --          (5)         (4)
       Credit derivatives that assume credit risk (2)                    11         28          (4)         (1)
       Credit derivatives in offsetting positions                        21         35         (22)        (38)
    EQUITY CONTRACTS
       Equity index swaps and options                                    30         18         (29)        (20)
    VARIABLE ANNUITY HEDGE PROGRAM
       GMWB product derivatives (3)                                      --         --        (139)        (36)
       GMWB reinsurance contracts                                        56         29          --          --
       GMWB hedging instruments                                         289        333        (115)       (292)
       Macro hedge program                                              180        178         (39)        (39)
       International program hedging instruments (1)                     --        649          --        (676)
    OTHER
       GMIB, GMAB, and GMWB reinsurance contracts (1)                    --         --          --        (540)
       Coinsurance and modified coinsurance reinsurance contracts        34        383          --        (810)
                                                                   ---------  ---------  ----------  ----------
                                 TOTAL NON-QUALIFYING STRATEGIES      1,010      1,870      (1,488)     (3,405)
                                                                   ---------  ---------  ----------  ----------
                  TOTAL CASH FLOW HEDGES, FAIR VALUE HEDGES, AND
                                       NON-QUALIFYING STRATEGIES   $  1,050   $  1,923   $  (1,510)  $  (3,471)
                                                                   ---------  ---------  ----------  ----------
BALANCE SHEET LOCATION
    Fixed maturities, available-for-sale                           $      1   $     --   $      --   $      (1)
    Other investments                                                   478        721        (139)       (449)
    Other liabilities                                                   481        789      (1,206)     (1,616)
    Reinsurance recoverable                                              90        413          --        (811)
    Other policyholder funds and benefits payable                        --         --        (165)       (594)
                                                                   ---------  ---------  ----------  ----------
                                               TOTAL DERIVATIVES   $  1,050   $  1,923   $  (1,510)  $  (3,471)
                                                                   ---------  ---------  ----------  ----------

(1) Represents hedge programs formerly associated with the Japan variable and fixed annuity products which were terminated due to the sale of HLIKK during 2014. For further information on the sale, see Note 1 -- Basis of Presentation and Significant Accounting Policies of Notes to the Consolidated Financial Statements.

(2) The derivative instruments related to this strategy are held for other investment purposes.

(3) These derivatives are embedded within liabilities and are not held for risk management purposes.

CHANGE IN NOTIONAL AMOUNT

The net decrease in notional amount of derivatives since December 31, 2013 was primarily due to the following:

- The decrease in notional amount related to the international program hedging instruments resulted from the termination of the hedging program associated with the Japan variable annuity product due to the sale of HLIKK. In addition, the GMIB, GMAB, and GMWB reinsurance contracts were terminated as a result of the recapture of the related risks by HLIKK, which was concurrent with the sale. For further discussion on the sale, see
    Note 1 -- Basis of Presentation and Significant Accounting Policies of Notes to the Consolidated Financial Statements.

- The decrease in notional amount related to coinsurance and modified coinsurance reinsurance contracts was due to the termination of a certain reinsurance contract, which were with an affiliated captive reinsurer and were accounted for as an embedded derivative. For further discussion on this transaction, see Note 12 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

- The decrease in notional amount related to the GMWB hedging instruments primarily resulted from portfolio re-balancing, including the termination of offsetting positions.

- The decrease in notional amount associated with the macro hedge program was primarily driven by the expiration of certain out-of-the-money options.

CHANGE IN FAIR VALUE

The net improvement in the total fair value of derivative instruments since December 31, 2013 was primarily related to the following:

- The change in fair value associated with the GMIB, GMAB, and GMWB reinsurance contracts and the international program hedging instruments resulted from the sale of HLIKK and concurrent recapture of the associated risks by HLIKK. For further discussion on the sale, see Note 1 -- Basis of Presentation and Significant Accounting Policies of Notes to the Consolidated Financial Statements.

- The change in fair value related to the coinsurance and modified coinsurance reinsurance contracts was due to the termination of certain reinsurance contracts, which were with an affiliated captive reinsurer and were accounted for as an embedded derivative. For discussion on this transaction, see Note 12 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

- The net increase in fair value related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily driven by liability model assumption updates and increased volatility, partially offset by a decline in fair value resulting from policyholder behavior primarily related to increased surrenders.

- These improvements in fair value were partially offset by a decrease in fair value associated with the fixed payout annuity hedges primarily driven by a decline in U.S. interest rates and by a depreciation of the Japanese yen in relation to the U.S. dollar.


OFFSETTING OF DERIVATIVE ASSETS/LIABILITIES

The following tables present the gross fair value amounts, the amounts offset, and net position of derivative instruments eligible for offset in the Company's Consolidated Balance Sheets. Amounts offset include fair value amounts, income accruals and related cash collateral receivables and payables associated with derivative instruments that are traded under a common master netting agreement, as described above. Also included in the tables are financial collateral receivables and payables, which is contractually permitted to be offset upon an event of default, although is disallowed for offsetting under U.S. GAAP.

                           AS OF DECEMBER 31, 2014

                                  (i)                             (ii)
                       ------------------------  ----------------------------------





                           Gross Amounts of                 Gross Amounts
                              Recognized             Offset in the Statement of
                                Assets                   Financial Position
                       ------------------------  ----------------------------------
DESCRIPTION
    Other investments            $959                            $801
                       ------------------------  ----------------------------------

                                      (iii) = (i) - (ii)                             (iv)              (v) = (iii) - (iv)
                       ------------------------------------------------  ----------------------------  -------------------
                                                                             Collateral Disallowed
                                                                               for Offset in the
                                 Net Amounts Presented in the                    Statement of
                                Statement of Financial Position               Financial Position
                       ------------------------------------------------  ----------------------------
                                                Accrued Interest and
                          Derivative               Cash Collateral             Financial Collateral
                          Assets (1)                Received (2)                   Received (4)            Net Amount
                       -----------------    ---------------------------     -------------------------  -------------------
DESCRIPTION
    Other investments        $339                        $(181)                         $83                    $75
                       -----------------    ---------------------------     -------------------------  -------------------

                       Gross Amounts of          Gross Amounts                          Accrued Interest and
                          Recognized      Offset in the Statement of    Derivative         Cash Collateral    Financial Collateral
                          Liabilities         Financial Position      Liabilities (3)        Pledged (3)           Pledged (4)
                      ------------------  --------------------------  ---------------  ---------------------  --------------------
DESCRIPTION
   Other liabilities       $(1,345)                 $(574)                 $(722)               $(49)                 $(900)
                      ------------------  --------------------------  ---------------  ---------------------  --------------------




                        Net Amount
                      -------------
DESCRIPTION
   Other liabilities       $129
                      -------------

                           AS OF DECEMBER 31, 2013

                                  (i)                             (ii)
                       ------------------------  ----------------------------------





                           Gross Amounts of                 Gross Amounts
                              Recognized             Offset in the Statement of
                                Assets                   Financial Position
                       ------------------------  ----------------------------------
DESCRIPTION
    Other investments           $1,510                          $1,290
                       ------------------------  ----------------------------------

                                      (iii) = (i) - (ii)                             (iv)              (v) = (iii) - (iv)
                       ------------------------------------------------  ----------------------------  -------------------
                                                                             Collateral Disallowed
                                                                               for Offset in the
                                 Net Amounts Presented in the                    Statement of
                                Statement of Financial Position               Financial Position
                       ------------------------------------------------  ----------------------------
                                                Accrued Interest and
                          Derivative               Cash Collateral            Financial Collateral
                          Assets (1)                Received (2)                  Received (4)             Net Amount
                       -----------------    ---------------------------     -------------------------  -------------------
DESCRIPTION
    Other investments        $272                       $(52)                          $121                    $99
                       -----------------    ---------------------------     -------------------------  -------------------

                       Gross Amounts of          Gross Amounts                          Accrued Interest and
                          Recognized      Offset in the Statement of    Derivative         Cash Collateral     Financial Collateral
                          Liabilities         Financial Position      Liabilities (3)        Pledged (3)            Pledged (4)
                      ------------------  --------------------------  ---------------  ----------------------  --------------------
DESCRIPTION
   Other liabilities       $(2,063)                 $(1,308)               $(825)                $70                   $(826)
                      ------------------  --------------------------  ---------------  ----------------------  --------------------




                       Net Amount
                      ------------
DESCRIPTION
   Other liabilities       $71
                      ------------

(1)      Included in other investments in the Company's Consolidated Balance
         Sheets.

(2) Included in other assets in the Company's Consolidated Balance Sheets and is limited to the net derivative receivable associated with each counterparty.

(3) Included in other liabilities in the Company's Consolidated Balance Sheets and is limited to the net derivative payable associated with each counterparty. Not included in this amount are embedded derivatives associated with consumer notes of $(3) and $(2) as of December 31, 2014 and December 31, 2013, respectively, which were not eligible for offset in the Company's Consolidated Balance Sheets.

(4) Excludes collateral associated with exchange-traded derivatives instruments.


CASH FLOW HEDGES

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing hedge ineffectiveness are recognized in current period earnings. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The following table presents the components of the gain or loss on derivatives that qualify as cash flow hedges:

               DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS


                                                                                        Net Realized Capital Gains (Losses)
                                                     Gain (Loss) Recognized in OCI            Recognized in Income on
                                                   on Derivative (Effective Portion)     Derivative (Ineffective Portion)
                                                   ---------------------------------    -----------------------------------
                                                    2014         2013          2012      2014          2013            2012
                                                   ------       --------       -----    -----          -----          -----
Interest rate swaps                                $  34        $  (158)       $ 26      $  2           $(2)          $ --
Foreign currency swaps                               (10)            12         (18)       --            --             --
                                                   ------       --------       -----    -----          -----          -----
                                          TOTAL    $  24        $  (146)       $  8      $  2           $(2)          $ --
                                                   ------       --------       -----    -----          -----          -----

               DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS


                                                                                          Gain (Loss) Reclassified from AOCI
                                                                                            into Income (Effective Portion)
                                                                                        --------------------------------------
                                                                                         2014           2013            2012
                                                                                        ------          -----          -------
Interest rate swaps                         Net realized capital gains (losses)         $  (1)          $  70          $   85
Interest rate swaps                         Net investment income (loss)                   50              57              97
Foreign currency swaps                      Net realized capital gains (losses)           (13)              4              (4)
                                                                                        ------          -----          -------
                                                                        TOTAL           $  36           $ 131          $  178
                                                                                        ------          -----          -------

As of December 31, 2014, the before-tax deferred net gains on derivative instruments recorded in AOCI that are expected to be reclassified to earnings during the next twelve months are $33. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to net investment income over the term of the investment cash flows.

During the years ended December 31, 2014 and 2013 the Company had no net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring. For the year ended December 31, 2012, the before-tax deferred net gains on derivative instruments reclassified from AOCI to earnings totaled $91 which primarily resulted from the discontinuance of cash flow hedges due to forecasted transactions no longer probable of occurring associated with variable rate bonds sold as part of the Individual Life and Retirement Plans business dispositions. For further information on the business dispositions, see Note 2 -- Business Dispositions of Notes to the Consolidated Financial Statements.


FAIR VALUE HEDGES

For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings. The Company includes the gain or loss on the derivative in the same line item as the offsetting loss or gain on the hedged item. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The Company recognized in income gains (losses) representing the ineffective portion of fair value hedges as follows:

               DERIVATIVES IN FAIR VALUE HEDGING RELATIONSHIPS

                                                                        Gain (Loss) Recognized in Income (1)
                                                       -----------------------------------------------------------------------
                                                                2014                    2013                     2012
                                                       ----------------------   ----------------------  ----------------------
                                                                      Hedged                  Hedged                  Hedged
                                                       Derivative      Item     Derivative     Item     Derivative     Item
                                                       -----------   --------   ----------   ---------  ----------   ---------
Interest rate swaps
    Net realized capital gains (losses)                   $ (2)        $  4        $ 27        $ (24)      $  (3)      $  (3)
Foreign currency swaps
    Net realized capital gains (losses)                     --           --           1           (1)         (7)          7
    Benefits, losses and loss adjustment expenses           --           --          (2)           2          (6)          6
                                                       -----------   --------   ----------   ---------  ----------   ---------
                                               TOTAL      $ (2)        $  4        $ 26        $ (23)      $ (16)      $  10
                                                       -----------   --------   ----------   ---------  ----------   ---------

(1) The amounts presented do not include the periodic net coupon settlements of the derivative or the coupon income (expense) related to the hedged item. The net of the amounts presented represents the ineffective portion of the hedge.


NON-QUALIFYING STRATEGIES

For non-qualifying strategies, including embedded derivatives that are required to be bifurcated from their host contracts and accounted for as derivatives, the gain or loss on the derivative is recognized currently in earnings within net realized capital gains (losses). The following table presents the gain or loss recognized in income on non-qualifying strategies:

                          NON-QUALIFYING STRATEGIES
      GAIN (LOSS) RECOGNIZED WITHIN NET REALIZED CAPITAL GAINS (LOSSES)


                                                                                                              December 31,
                                                                                                    --------------------------------
                                                                                                     2014       2013         2012
                                                                                                    -------   ----------  ----------
INTEREST RATE CONTRACTS
         Interest rate swaps, caps, floors, and forwards                                            $   (6)   $      (5)  $      26
FOREIGN EXCHANGE CONTRACTS
         Foreign currency swaps and forwards                                                             4            4          10
         Japan fixed payout annuity hedge (1)                                                         (148)        (268)       (300)
         Japanese fixed annuity hedging instruments (2)                                                 22         (207)       (178)
CREDIT CONTRACTS
         Credit derivatives that purchase credit protection                                             (6)         (20)        (19)
         Credit derivatives that assume credit risk                                                     10           46         204
EQUITY CONTRACTS
         Equity index swaps and options                                                                  7          (22)        (31)
VARIABLE ANNUITY HEDGE PROGRAM
         GMWB product derivatives                                                                       (2)       1,306       1,430
         GMWB reinsurance contracts                                                                      4         (192)       (280)
         GMWB hedging instruments                                                                        3         (852)       (631)
         Macro hedge program                                                                           (11)        (234)       (340)
         International program hedging instruments                                                    (126)        (963)     (1,145)
OTHER
         GMAB, GMWB, and GMIB reinsurance contracts                                                    579        1,107       1,233
         Coinsurance and modified coinsurance reinsurance contracts                                    395       (1,405)     (1,901)
         Derivatives formerly associated with Japan (3)                                                 (2)          --          --
                                                                                                    -------   ----------  ----------
                                                                                      TOTAL (4)     $  723    $  (1,705)  $  (1,922)
                                                                                                    -------   ----------  ----------

(1) The associated liability is adjusted for changes in spot rates through realized capital gains and was $116, $250 and $189 for the years ended December 31, 2014, 2013 and 2012, respectively.

(2) The associated liability is adjusted for changes in spot rates through realized capital gains and losses and was $(51), $324 and $245 for the years ended December 31, 2014, 2013, and 2012, respectively.

(3) These amounts relate to the termination of the hedging program associated with the Japan variable annuity product due to the sale of HLIKK.

(4) Excludes investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 3 -- Fair Value Measurements.

For the year ended December 31, 2014 the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

- The net gain on the GMIB, GMAB, and GMWB reinsurance contracts was driven by the sale of HLIKK and concurrent recapture of the associated risks by HLIKK. For further discussion on the sale, see Note 1 -- Basis of Presentation and Significant Accounting Policies of Notes to the Consolidated Financial Statements.

- The net gain on the coinsurance and modified coinsurance reinsurance contracts was primarily due to the termination of a certain reinsurance contract, which were with an affiliated captive reinsurer and were accounted for as an embedded derivative. For a discussion related to the reinsurance agreement and the termination, refer to Note 5 -- Reinsurance, and Note 12 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

- The net losses related to the Japan fixed payout annuity hedge were driven by a decline is U.S. interest rates and a depreciation of the Japanese yen in relation to the U.S. dollar.

- The net losses related to the international program hedging instruments was primarily driven by an improvement in global equity markets and declines in volatility levels and interest rates.

In addition, for the year ended December 31, 2014 the Company recognized gains of $12, due to cash recovered on derivative receivables that were previously written-off related to the bankruptcy of Lehman Brothers Inc. The derivative receivables were the result of the contractual collateral threshold amounts and open collateral calls prior to the bankruptcy filing as well as interest rate and credit spread movements from the date of the last collateral call to the date of the bankruptcy filing. For the years ended December 31, 2013 and 2012 there were no recognized gains and gains of $9, respectively, due to derivative receivables that were previously written-off related to the bankruptcy of Lehman Brothers Inc.

For the year ended December 31, 2013 the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

- The net loss associated with the international program hedging instruments was primarily driven by an improvement in global equity markets and depreciation of the Japanese yen in relation to the euro.

- The net gain related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily driven by revaluing the liability for living benefits resulting from favorable policyholder behavior largely related to increased full surrenders and liability assumption updates for partial lapses and withdrawal rates.

- The net gain associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to a depreciation of the Japanese yen and an improvement in equity markets.

- The net loss on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument primarily offsets the net gain on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 12 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

- The net loss related to the Japan fixed annuity payout hedge was primarily driven by a depreciation of the Japanese yen in relation to the U.S. dollar.

- The net loss on the macro hedge program was primarily due to an improvement in domestic equity markets, an increase in interest rates, and a decline in equity volatility.

For the year ended December 31, 2012 the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily due to the following:

- The net loss associated with the international program hedging instruments was primarily driven by an improvement in global equity markets and depreciation of the Japanese yen in relation to the euro and the U.S. dollar.

- The net gain related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily driven by liability model assumption updates largely related to a reduction in the reset assumptions to better align with actual experience, outperformance of underlying actively managed funds compared to their respective indices, and lower equity volatility.

- The net loss on the macro hedge program was primarily due to the passage of time, an improvement in domestic equity markets, and a decrease in equity volatility.

- The net gain associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to a depreciation of the Japanese yen and an improvement in equity markets.

- The net loss on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument primarily offsets the net gain on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 12 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

- The net loss related to the Japan fixed annuity payout hedge was primarily driven by a depreciation of the Japanese yen in relation to the U.S. dollar, the strengthening of the currency basis swap spread between the U.S. dollar and the Japanese yen, and a decline in U.S. interest rates.

Refer to Note 11 -- Commitments and Contingencies of Notes to Consolidated Financial Statements for additional disclosures regarding contingent credit related features in derivative agreements.


CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk of a single entity or referenced index in order to synthetically replicate investment transactions. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard and customized diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amounts and fair value for credit derivatives in which the Company is assuming credit risk as of December 31, 2014 and 2013.

                           AS OF DECEMBER 31, 2014

                                                                                 Underlying Referenced
                                                                               Credit Obligation(s) (1)
                                                                            -------------------------------
                                                                 Weighted
                                                                  Average                           Average   Offsetting
Credit Derivative type by                  Notional     Fair     Years to                           Credit     Notional
derivative risk exposure                  Amount (2)    Value    Maturity          Type             Rating    Amount (3)
                                         ------------  -------  ----------  -------------------    --------  ------------
Single name credit default swaps
   Investment grade risk exposure          $   212     $    3     3 years    Corporate Credit/        A-       $   163
                                                                               Foreign Gov.
   Below investment grade risk exposure          4         --     1 year     Corporate Credit         CCC            4
Basket credit default swaps (4)
   Investment grade risk exposure            1,240         14     4 years    Corporate Credit        BBB+          667
   Below investment grade risk exposure          9         (1)    5 years    Corporate Credit        BBB-           --
   Investment grade risk exposure              344         (4)    5 years       CMBS Credit           AA           179
   Below investment grade risk exposure         75        (11)    2 years       CMBS Credit          CCC+           75
Embedded credit derivatives
   Investment grade risk exposure              150        147     2 years    Corporate Credit          A            --
                                         ------------  -------                                               ------------
                              TOTAL (5)    $ 2,034     $  148                                                  $ 1,088
                                         ------------  -------                                               ------------






Credit Derivative type by                  Offsetting
derivative risk exposure                 Fair Value (3)
                                         --------------
Single name credit default swaps
   Investment grade risk exposure             $ (3)

   Below investment grade risk exposure         --
Basket credit default swaps (4)
   Investment grade risk exposure               (6)
   Below investment grade risk exposure         --
   Investment grade risk exposure                2
   Below investment grade risk exposure         11
Embedded credit derivatives
   Investment grade risk exposure               --
                                         --------------
                              TOTAL (5)       $  4
                                         --------------

                           AS OF DECEMBER 31, 2013

                                                                                  Underlying Referenced
                                                                                Credit Obligation(s) (1)
                                                                             -------------------------------
                                                                 Weighted
                                                                  Average                            Average   Offsetting
Credit Derivative type by                  Notional     Fair     Years to                            Credit     Notional
derivative risk exposure                  Amount (2)    Value    Maturity           Type             Rating    Amount (3)
                                         ------------  -------  -----------  -------------------    --------  ------------
Single name credit default swaps
   Investment grade risk exposure          $   735     $    6     2 years     Corporate Credit/         A       $   592
                                                                                Foreign Gov.
   Below investment grade risk exposure         24         --     1 year      Corporate Credit         CCC           25
Basket credit default swaps (4)
   Investment grade risk exposure            1,912         25     3 years     Corporate Credit        BBB+          784
   Below investment grade risk exposure         87          8     5 years     Corporate Credit         BB-           --
   Investment grade risk exposure              235         (5)    3 years        CMBS Credit            A           235
   Below investment grade risk exposure        115        (18)    3 years        CMBS Credit           B-           115
Embedded credit derivatives
   Investment grade risk exposure              150        145     3 years     Corporate Credit        BBB+           --
                                         ------------  -------                                                ------------
                              TOTAL (5)    $ 3,258     $  161                                                   $ 1,751
                                         ------------  -------                                                ------------






Credit Derivative type by                  Offsetting
derivative risk exposure                 Fair Value (3)
                                         --------------
Single name credit default swaps
   Investment grade risk exposure             $ (4)

   Below investment grade risk exposure         --
Basket credit default swaps (4)
   Investment grade risk exposure              (10)
   Below investment grade risk exposure         --
   Investment grade risk exposure                5
   Below investment grade risk exposure         18
Embedded credit derivatives
   Investment grade risk exposure               --
                                         --------------
                              TOTAL (5)       $  9
                                         --------------

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, Fitch, and Morningstar. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. These derivatives are governed by agreements and clearing house rules and applicable law which include collateral posting requirements. There is no additional specific collateral related to these contracts or recourse provisions included in the contracts to offset losses going forward.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid related to, the original swap.

(4) Includes $1.7 billion and $2.3 billion as of December 31, 2014 and 2013, respectively, of standard market indices of diversified portfolios of corporate and CMBS issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

(5) Excludes investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 3 -- Fair Value Measurements.


DERIVATIVE COLLATERAL ARRANGEMENTS

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2014 and 2013, the Company pledged cash collateral associated with derivative instruments with a fair value of $16 and $290, respectively, for which the collateral receivable has been primarily included within other assets on the Company's Consolidated Balance Sheets. The Company also pledged securities collateral associated with derivative instruments with a fair value of $900 and $865, respectively, as of December 31, 2014 and 2013 which have been included in fixed maturities on the Consolidated Balance Sheets. The counterparties have the right to sell or re-pledge these securities.

As of December 31, 2014 and 2013, the Company accepted cash collateral associated with derivative instruments with a fair value of $33 and $171, respectively, which was invested and recorded in the Consolidated Balance Sheets in fixed maturities and short-term investments with corresponding amounts recorded in other liabilities. The Company also accepted securities collateral as of December 31, 2014 and 2013 of $83 and $121, respectively, of which the Company has the ability to sell or repledge $83 and $117, respectively. As of December 31, 2014 and 2013, the fair value of repledged securities totaled $0 and $39, respectively, and the Company did not sell any securities. In addition, as of December 31, 2014 and 2013, noncash collateral accepted was held in separate custodial accounts and was not included in the Company's Consolidated Balance Sheets.


5. REINSURANCE

The Company cedes insurance to affiliated and unaffiliated insurers to enable the Company to manage capital and risk exposure. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company's procedures include careful initial selection of its reinsurers, structuring agreements to provide collateral funds where necessary, and regularly monitoring the financial condition and ratings of its reinsurers. The Company has ceded reinsurance in connection with the sales of its Retirement Plans and Individual Life businesses in 2013 to MassMutual and Prudential, respectively. For further discussion of these transactions, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

Concurrently with the sale of HLIKK, HLIKK recaptured certain risks that had been reinsured to the Company and HLAI by terminating or modifying intercompany agreements. Upon closing, HLIKK became responsible for all liabilities of the recaptured business. HLAI has, however, continued to provide reinsurance for Japan fixed payout annuities of $763 as of December 31, 2014. For further discussion of this transaction, see Note 12 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance agreements, which reduce death and other benefits, were $845, $915, and $302 for the years ended December 31, 2014, 2013, and 2012, respectively. In addition, the Company has reinsured a portion of the risk associated with U.S. variable annuities and the associated GMDB and GMWB riders.

The Company also maintains a reinsurance agreement with HLA, whereby the Company cedes both group life and group accident and health risk. Under this treaty, the Company ceded group life premium of $85, $71, and $94 in December 31, 2014, 2013, and 2012, respectively. The Company ceded accident and health premiums to HLA of $365, $152, and $177, respectively.

Until April 1, 2014, HLAI had a modified coinsurance ("modco") and coinsurance with funds withheld reinsurance agreement with an affiliated captive reinsurer. Under this transaction, the Company ceded $5, $31, and $58 in December 31, 2014, 2013, and 2012, respectively. For further information regarding the WRR reinsurance agreement, see Note 12 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.


REINSURANCE RECOVERABLES

The Company's reinsurance recoverables are summarized as follows:


                                                                                                       As of December 31,
                                                                                                     ----------------------
Reinsurance Recoverables                                                                                2014         2013
-------------------------------------------------------------------------------------------------    ---------    ---------
Future policy benefits and unpaid loss and loss adjustment expenses and other policyholder funds and benefits payable
     Sold businesses (MassMutual and Prudential)                                                     $  18,606    $  18,969
     Other reinsurers                                                                                    1,447          825
                                                                                                     ---------    ---------
                                                                   GROSS REINSURANCE RECOVERABLES    $  20,053    $  19,794
                                                                                                     ---------    ---------

As of December 31, 2014, the Company has reinsurance recoverables from MassMutual and Prudential of $8.6 billion and $10.0 billion, respectively. As of December 31, 2013, the Company has reinsurance recoverables of $9.5 billion from each of these parties. These reinsurance recoverables are secured by invested assets held in trust for the benefit of the Company in the event of a default by the reinsurers. As of December 31, 2014, the fair value of assets held in trust securing the reinsurance recoverables from MassMutual and Prudential is $9.0 billion and $8.6 billion, respectively. As of December 31, 2014, the $1.4 billion of unsecured reinsurance recoverables from Prudential represent approximately 15% of the Company's consolidated stockholder's equity. As of December 31, 2014, the Company has no other reinsurance-related concentrations of credit risk greater than 10% of the Company's consolidated stockholder's equity.

No allowance for uncollectible reinsurance is required as of December 31, 2014 and 2013. The allowance for uncollectible reinsurance reflects management's best estimate of reinsurance cessions that may be uncollectible in the future due to reinsurers' unwillingness or inability to pay. The Company analyzes recent developments in commutation activity between reinsurers and cedants, recent trends in arbitration and litigation outcomes in disputes between reinsurers and cedants and the overall credit quality of the Company's reinsurers. Based on this analysis, the Company may adjust the allowance for uncollectible reinsurance or charge off reinsurer balances that are determined to be uncollectible. Where its contracts permit, the Company secures future claim obligations with various forms of collateral, including irrevocable letters of credit, secured trusts, funds held accounts and group-wide offsets.

Due to the inherent uncertainties as to collection and the length of time before reinsurance recoverables become due, it is possible that future adjustments to the Company's reinsurance recoverables, net of the allowance, could be required, which could have a material adverse effect on the Company's consolidated results of operations or cash flows in a particular quarter or annual period.


INSURANCE REVENUES

The effect of reinsurance on earned premiums, fee income and other is as follows:


                                                                                   For the years Ended December 31,
                                                                                  -----------------------------------
                                                                                    2014         2013         2012
                                                                                  ---------    ---------     --------
Gross earned premiums, fee income and other                                       $  3,228     $  3,502      $ 3,739
Reinsurance assumed                                                                     74           13            8
Reinsurance ceded                                                                   (2,060)      (1,869)        (698)
                                                                                  ---------    ---------     --------
                                   NET EARNED PREMIUMS, FEE INCOME AND OTHER      $  1,242     $  1,646      $ 3,049
                                                                                  ---------    ---------     --------


6. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Changes in the DAC balance are as follows:


                                                                                        For the years ended December 31,
                                                                                      ------------------------------------
                                                                                       2014          2013          2012
                                                                                      -------      --------       --------
BALANCE, BEGINNING OF PERIOD                                                          $  689       $ 3,072        $ 3,448
Deferred costs                                                                            14            16            329
Amortization -- DAC                                                                     (110)         (124)          (280)
Amortization -- Unlock charge, pre-tax                                                   (96)         (104)           (44)
Amortization -- DAC from discontinued operations                                          --            --            (35)
Amortization -- DAC related to business dispositions (1) (2)                              --        (2,229)            --
Adjustments to unrealized gains and losses on securities AFS and other                    24            58           (346)
                                                                                      -------      --------       --------
BALANCE, END OF PERIOD                                                                $  521       $   689        $ 3,072
                                                                                      -------      --------       --------

(1) Includes accelerated amortization of $352 and $2,374 recognized upon the sale of the Retirement Plans and Individual Life businesses, respectively, in the first quarter of 2013. For further information, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

(2) Includes previously unrealized gains on securities AFS of $148 and $349 recognized upon the sale of the Retirement Plans and Individual Life businesses, respectively, in the first quarter of 2013.


7. GOODWILL

The reporting units of the Company for which goodwill was allocated include Mutual Funds, Retirement Plans and Individual Life.


YEAR ENDED DECEMBER 31, 2014

There was no goodwill.

YEAR ENDED DECEMBER 31, 2013

During the first quarter of 2013, the Company completed the sale of its Retirement Plans business to Mass Mutual and its Individual Life business to Prudential. Accordingly, the carrying value of each reporting unit's goodwill of $87 and $163, respectively, was reduced to $0 and is included in reinsurance loss on disposition in the Company's Consolidated Statement of Operations. For further information on the disposition of the Retirement Plans and Individual Life businesses, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.


YEAR ENDED DECEMBER 31, 2012

During the fourth quarter of 2012, the Company wrote off $159 of goodwill associated with the Mutual Funds reporting unit including goodwill of $10 due to the sale of Woodbury Financial Services and $149 of remaining goodwill as a result of the Mutual Funds reorganization. For further discussion of the reorganization of the Mutual Funds business, see Note 16 -- Discontinued Operations of Notes to Consolidated Financial Statements.

During the first quarter of 2012, the Company determined that a triggering event requiring an interim impairment assessment had occurred as a result of its decision to pursue sales or other strategic alternatives for the Retirement Plans and Individual Life reporting units.

The Company completed interim impairment tests during each of the first three quarters of 2012 for the Retirement Plans reporting unit which resulted in no impairment of goodwill. The annual goodwill assessment for Retirement Plans was completed as of October 31, 2012 and an additional impairment test was completed as of December 31, 2012 as a result of the anticipated sale of this business unit. No write-down of goodwill resulted for the year ended December 31, 2012. Retirement Plans passed step one of the goodwill impairment tests with a margin of less than 10% between fair value and book value of the reporting unit as of both dates. The fair value of the Retirement Plans reporting unit as of October 31, 2012 and December 31, 2012 was based on a negotiated transaction price. The carrying amount of goodwill allocated to the Retirement Plans reporting unit was $87 as of December 31, 2012

The Company completed interim impairment tests during each of the first three quarters of 2012 for the Individual Life reporting unit which resulted in no impairment of goodwill as the Company anticipated a gain on the sale of the Individual Life reporting unit. Upon closing the fourth quarter of 2012, the Company uncovered an error in its calculation of the transaction gain that resulted in the transaction generating a modest loss. This loss would have resulted in a goodwill impairment in the third quarter; however, this loss was recognized in the fourth quarter as it was immaterial to the respective quarter's financial statements taken as a whole. Accordingly, an impairment loss of $61 was recognized in the fourth quarter of 2012. An additional impairment test was completed for the Individual Life reporting unit as of December 31, 2012 as a result of the anticipated sale of this business unit. No additional write-down of goodwill resulted for the year ended December 31, 2012 as fair value approximated the remaining book value of the reporting unit as of December 31, 2012. The fair value of the Individual Life reporting unit as of October 31, 2012 and December 31, 2012 was based on a negotiated transaction price. The carrying amount of goodwill allocated to the Individual Life reporting unit was $163 as of December 31, 2012.


8. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

Changes in the gross GMDB/GMWB and universal life secondary guarantee benefits are as follows:

                                                                                     Universal Life
                                                                            GMDB/       Secondary
                                                                          GMWB (1)     Guarantees
                                                                         ----------  --------------
              LIABILITY BALANCE AS OF JANUARY 1, 2014                       $ 849        $ 1,802
              Incurred                                                        173            236
              Paid                                                           (110)            --
              Unlock                                                         (100)             3
                                                                         ----------  --------------
              LIABILITY BALANCE AS OF DECEMBER 31, 2014                     $ 812        $ 2,041
                                                                         ----------  --------------
              REINSURANCE RECOVERABLE ASSET, AS OF JANUARY 1, 2014          $ 533        $ 1,802
              Incurred                                                         98            239
              Paid                                                            (85)            --
              Unlock                                                          (66)            --
                                                                         ----------  --------------
              REINSURANCE RECOVERABLE ASSET, AS OF DECEMBER 31, 2014        $ 480        $ 2,041
                                                                         ----------  --------------


                                                                                            Universal Life
                                                                                  GMDB/        Secondary
                                                                                GMWB (1)      Guarantees
                                                                               -----------  --------------
               LIABILITY BALANCE AS OF JANUARY 1, 2013                            $ 944         $   363
               Incurred                                                             183             294
               Paid                                                                (135)             --
               Unlock                                                              (116)              2
               Impact of reinsurance transactions (MassMutual and Prudential)        --           1,143
               Currency translation adjustment                                      (27)             --
                                                                               -----------  --------------
               LIABILITY BALANCE AS OF DECEMBER 31, 2013                          $ 849         $ 1,802
                                                                               -----------  --------------
               REINSURANCE RECOVERABLE ASSET, AS OF JANUARY 1, 2013               $ 608         $    21
               Incurred                                                             104             296
               Paid                                                                 (98)             --
               Unlock                                                               (81)             --
               Impact of reinsurance transactions (MassMutual and Prudential)        --           1,485
                                                                               -----------  --------------
               REINSURANCE RECOVERABLE ASSET, AS OF DECEMBER 31, 2013             $ 533         $ 1,802
                                                                               -----------  --------------

(1) These liability balances include all GMDB benefits, plus the life-contingent portion of GMWB benefits in excess of the return of the GRB. GMWB benefits up to the return of the GRB are embedded derivatives held at fair value and are excluded from these balances.

The following table presents details concerning GMDB exposure as of December 31, 2014:

                                                                ACCOUNT VALUE BY GMDB/GMWB TYPE
                                                                                           Retained Net
                                                    Account           Net amount              Amount
                                                     Value              at Risk               at Risk
Maximum anniversary value ("MAV") (1)             ("AV") (8)          ("NAR") (9)          ("RNAR") (9)
                                               ----------------  -------------------  ---------------------
    MAV only                                   $         17,435      $     2,590            $     396
    With 5% rollup (2)                                    1,451              209                   59
    With Earnings Protection Benefit Rider
        ("EPB") (3)                                       4,342              579                   83
    With 5% rollup & EPB                                    547              115                   25
                                               ----------------  -------------------  ---------------------
    Total MAV                                            23,775            3,493                  563
Asset Protection Benefit (APB) (4)                       15,183              228                  151
Lifetime Income Benefit (LIB) -- Death
    Benefit (5)                                             624                7                    7
Reset (6) (5-7 years)                                     3,036               22                   22
Return of Premium (7) /Other                             10,243               57                   50
                                               ----------------  -------------------  ---------------------
              SUBTOTAL VARIABLE ANNUITY WITH
                              GMDB/GMWB (10)   $         52,861      $     3,807            $     793
    Less: General Account Value with GMDB/
                                        GMWB              4,009
                                               ----------------
  SUBTOTAL SEPARATE ACCOUNT LIABILITIES WITH
                                        GMDB             48,852
    Separate Account Liabilities without GMDB            85,837
                                               ----------------
          TOTAL SEPARATE ACCOUNT LIABILITIES   $        134,689
                                               ----------------

                                                                ACCOUNT VALUE BY GMDB/GMWB TYPE

                                                      Weighted Average
                                                       Attained Age of
Maximum anniversary value ("MAV") (1)                     Annuitant
                                               -----------------------------
    MAV only                                                 70
    With 5% rollup (2)                                       70
    With Earnings Protection Benefit Rider
        ("EPB") (3)                                          68
    With 5% rollup & EPB                                     71
                                               -----------------------------
    Total MAV
Asset Protection Benefit (APB) (4)                           68
Lifetime Income Benefit (LIB) -- Death
    Benefit (5)                                              68
Reset (6) (5-7 years)                                        69
Return of Premium (7) /Other                                 68
                                               -----------------------------
              SUBTOTAL VARIABLE ANNUITY WITH
                              GMDB/GMWB (10)                 69
    Less: General Account Value with GMDB/
                                        GMWB

  SUBTOTAL SEPARATE ACCOUNT LIABILITIES WITH
                                        GMDB
    Separate Account Liabilities without GMDB

          TOTAL SEPARATE ACCOUNT LIABILITIES


(1) MAV GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 years (adjusted for withdrawals).

(2) Rollup GMDB is the greatest of the MAV, current AV, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 years or 100% of adjusted premiums.

(3) EPB GMDB is the greatest of the MAV, current AV, or contract value plus a percentage of the contract's growth. The contract's growth is AV less premiums net of withdrawals, subject to a cap of 200% of premiums net withdrawals.

(4) APB GMDB is the greater of current AV or MAV, not to exceed current AV plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

(5) LIB GMDB is the greatest of current AV, net premiums paid, or for certain contracts a benefit amount that ratchets over time, generally based on market performance.

(6) Reset GMDB is the greatest of current AV, net premiums paid and the most recent five to seven year anniversary AV before age 80 years (adjusted for withdrawals).

(7)  ROP GMDB is the greater of current AV and net premiums paid.

(8) AV includes the contract holder's investment in the separate account and the general account.

(9) NAR is defined as the guaranteed benefit in excess of the current AV. RNAR is NAR reduced for reinsurance. NAR and RNAR are highly sensitive to equity market movements and increase when equity markets decline.

(10) Some variable annuity contracts with GMDB also have a life-contingent GMWB that may provide for benefits in excess of the return of the GRB. Such contracts included in this amount have $8.5 billion of total account value and weighted average attained age of 70 years. There is no NAR or retained NAR related to these contracts.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

                                                                            December 31,       December 31,
                Asset type                                                      2014               2013
                ------------------------------------------------------     --------------     --------------

                Equity securities (including mutual funds)                   $  44,786          $  52,858
                Cash and cash equivalents                                        4,066              4,605
                                                                           --------------     --------------
                                                                 TOTAL       $  48,852          $  57,463
                                                                           --------------     --------------

As of December 31, 2014 and December 31, 2013, approximately 17% of the equity securities above were funds invested in fixed income securities and approximately 83% were funds invested in equity securities.

For further information on guaranteed living benefits that are accounted for at fair value, such as GMWB, see Note 3 -- Fair Value Measurements of Notes to Consolidated Financial Statements.


9. DEBT


COLLATERALIZED ADVANCES

The Company became a member of the Federal Home Loan Bank of Boston ("FHLBB") in May 2011. Membership allows the Company access to collateralized advances, which may be used to support various spread-based business and enhance liquidity management. The CTDOI will permit the Company to pledge up to $1.39 billion in qualifying assets to secure FHLBB advances for 2015. The amount of advances that can be taken are dependent on the asset types pledged to secure the advances. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. The Company would need to seek the prior approval of the CTDOI if there were a desire to exceed these limits. As of December 31, 2014 and 2013, the Company had no advances outstanding under the FHLBB facility.


10. INCOME TAX

Income tax expense (benefit) is as follows:


                                                                                          For the years ended
                                                                                             December 31,
                                                                                      --------------------------
                                                                                       2014      2013      2012
                                                                                      -------   ------    ------
INCOME TAX EXPENSE (BENEFIT)
   Current -- U.S. Federal                                                            $ (339)   $(208)    $ 139
   Deferred -- U.S. Federal                                                              523      257      (103)
                                                                                      -------   ------    ------
                                                          TOTAL INCOME TAX EXPENSE    $  184    $  49     $  36
                                                                                      -------   ------    ------

Deferred tax assets and liabilities on the consolidated balance sheets represent the tax consequences of differences between the financial reporting and tax basis of assets and liabilities.

Deferred tax assets (liabilities) include the following:


                                                                                                        As of December 31,
                                                                                                       ----------------------
Deferred Tax Assets                                                                                      2014         2013
--------------------------------------------------------------------------------------------------     ---------    ---------
Tax basis deferred policy acquisition costs                                                            $    124     $    163
Unearned premium reserve and other underwriting related reserves                                             12           --
Investment-related items (1)                                                                              1,094        1,516
Insurance product derivatives                                                                                44          742
NOL carryover (1)                                                                                         1,116          377
Alternative minimum tax credit                                                                              246          327
Foreign tax credit carryover                                                                                 58           44
Other                                                                                                        --           71
                                                                                                       ---------    ---------
                                                                         TOTAL DEFERRED TAX ASSETS        2,694        3,240
                                                                                                       ---------    ---------
DEFERRED TAX LIABILITIES
Financial statement deferred policy acquisition costs and reserves                                         (585)        (650)
Net unrealized gain on investments                                                                         (816)        (403)
Employee benefits                                                                                           (39)         (52)
Depreciable and amortizable assets                                                                           (1)         (25)
Other                                                                                                       (16)          --
                                                                                                       ---------    ---------
                                                                    TOTAL DEFERRED TAX LIABILITIES       (1,457)      (1,130)
                                                                                                       ---------    ---------
                                                                            NET DEFERRED TAX ASSET     $  1,237     $  2,110
                                                                                                       ---------    ---------

(1) On July 18, 2014, the Internal Revenue Service issued Internal Revenue Code Section 446 Directive ("the Directive")for the tax treatment of hedging gains and losses related to the hedging of variable annuity guaranteed minimum benefits such as contracts with guaranteed minimum death benefit ("GMDB") and guaranteed minimum withdrawal benefit ("GMWB") riders issued by HLIC and HLAI. This directive accelerated the tax deduction related to previously deferred investment hedging losses. While the acceleration did not have a material effect on the overall consolidated deferred tax asset, it has resulted in a re-characterization of deferred tax assets due to a decrease in temporary differences for investment-related items and an increase in net operating loss carryovers. In addition, a portion of deferred tax benefits became a current tax receivable which will increase statutory surplus, primarily of HLAI.

The Company has a current income tax receivable of $231 as of December 31, 2014 and a current income tax receivable of $80 as of December 31, 2013.

If the Company were to follow a "separate entity" approach, the current tax benefit related to any of the Company's tax attributes realized by virtue of its inclusion in The Hartford's consolidated tax return would have been recorded directly to equity rather than income. These benefits were $0, $0 and $18 for the years ended December 31, 2014, 2013 and 2012, respectively.

The Company believes it is more likely than not the deferred tax assets will be fully realized. Consequently no valuation allowance has been provided. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryovers, taxable income in open carry back years and other tax planning strategies. From time to time, tax planning strategies could include holding a portion of debt securities with market value losses until recovery, altering the level of tax exempt securities held, making investments which have specific tax characteristics, and business considerations such as asset-liability matching.


NET OPERATING LOSS CARRYOVER

As of December 31, 2014 and 2013, the net deferred tax asset included the expected tax benefit attributable to net operating losses of $3,189 and $1,076, respectively. If unutilized, $7 of the losses expire in 2013 and the remainder from 2026-2029. Utilization of these loss carryovers is dependent upon the generation of sufficient future taxable income.

Most of the net operating loss carryover originated from the Company's U.S. annuity business, including from the hedging program. Given the continued runoff of the U.S. fixed and variable annuity business, the exposure to taxable losses is significantly lessened. Accordingly, given the expected future consolidated group earnings, the Company believes sufficient taxable income will be generated in the future to utilize its net operating loss carryover. Although the Company believes there will be sufficient future taxable income to fully recover the remainder of the loss carryover, the Company's estimate of the likely realization may change over time.


ALTERNATIVE MINIMUM TAX CREDIT AND FOREIGN TAX CREDIT CARRYOVER

As of December 31, 2014 and 2013, the net deferred tax asset included the expected tax benefit attributable to alternative minimum tax credit carryover of $246 and $327 and foreign tax credit carryover of $58 and $44 respectively. The alternative minimum tax credits have no expiration date and the foreign tax credit carryover expire from 2018 to 2024.

These credits are available to offset regular federal income taxes from future taxable income and although the Company believes there will be sufficient future regular federal taxable income, there can be no certainty that future events will not affect the ability to utilize the credits. Additionally, the use of the foreign tax credits generally depends on the generation of sufficient taxable income to first utilize all of the U.S. net operating loss carryover. However, the Company has identified certain investments which allow for utilization of the foreign tax credits without first using the net operating loss carryover. Consequently, the Company believes it is more likely than not the foreign tax credit carryover will be fully realized. Accordingly, no valuation allowance has been provided on either the alternative minimum tax carryover or foreign tax credit carryover.

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. The Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations for years prior to 2007. The audit of the years 2007-2011 is expected to conclude in 2015, with no material impact on the consolidated financial condition or results of operations. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The Company's unrecognized tax benefits are settled with the parent consistent with the terms of a tax sharing agreement. A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:


                                                                                        For the years ended December 31,
                                                                                       -----------------------------------
                                                                                        2014          2013           2012
                                                                                       -------       -------        ------
Tax provision at the U.S. federal statutory rate                                       $  301        $  196         $ 186
Dividends received deduction                                                             (109)         (135)         (140)
Foreign-related investments                                                                (8)           (7)           (9)
Other                                                                                      --            (5)           (1)
                                                                                       -------       -------        ------
                                                        PROVISION FOR INCOME TAXES     $  184        $   49         $  36
                                                                                       -------       -------        ------

11. COMMITMENTS AND CONTINGENCIES


CONTINGENCIES RELATING TO CORPORATE LITIGATION AND REGULATORY MATTERS

Management evaluates each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at its "best estimate," or, if no one number within the range of possible losses is more probable than any other, the Company records an estimated liability at the low end of the range of losses.


LITIGATION

The Company is involved in claims litigation arising in the ordinary course of business, both as a liability insurer defending or providing indemnity for third-party claims brought against insureds and as an insurer defending coverage claims brought against it. The Company accounts for such activity through the establishment of unpaid loss and loss adjustment expense reserves. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.

The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. These actions include, among others, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of certain life insurance products and improper claim practices with respect to certain group benefits claims. The Company also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, the outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.


LEASE COMMITMENTS

The rent paid to Hartford Fire Insurance Company ("Hartford Fire") for operating leases was $7, $2 and $17 for the years ended December 31, 2014, 2013 and 2012, respectively. Future minimum lease commitments as of December 31, 2014 are immaterial.


UNFUNDED COMMITMENTS

As of December 31, 2014, the Company has outstanding commitments totaling $314, of which $220 is committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. Additionally, $91 is related to mortgage loans the

Company is expecting to fund in the first half of 2015. The remaining outstanding commitments are related to various funding obligations associated with private placement securities.


GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

The Company accounts for guaranty fund and other insurance assessments in accordance with Accounting Standards Codification 405-30, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". Liabilities for guaranty funds and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2014 and 2013, the liability balance was $15 and $21, respectively. As of December 31, 2014 and 2013, $27 and $27, respectively, related to premium tax offsets were included in other assets.


DERIVATIVE COMMITMENTS

Certain of the Company's derivative agreements contain provisions that are tied to the financial strength ratings of the individual legal entity that entered into the derivative agreement as set by nationally recognized statistical rating agencies. If the legal entity's financial strength were to fall below certain ratings, the counterparties to the derivative agreements could demand immediate and ongoing full collateralization and in certain instances demand immediate settlement of all outstanding derivative positions traded under each impacted bilateral agreement. The settlement amount is determined by netting the derivative positions transacted under each agreement. If the termination rights were to be exercised by the counterparties, it could impact the legal entity's ability to conduct hedging activities by increasing the associated costs and decreasing the willingness of counterparties to transact with the legal entity. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a net liability position as of December 31, 2014, was $801. Of this $801 the legal entities have posted collateral of $1.0 billion in the normal course of business. In addition, the Company has posted collateral of $41 associated with a customized GMWB derivative. Based on derivative market values as of December 31, 2014, a downgrade of one or two levels below the current financial strength ratings by either Moody's or S&P would not require additional assets to be posted as collateral. These collateral amounts could change as derivative market values change, as a result of changes in our hedging activities or to the extent changes in contractual terms are negotiated. The nature of the collateral that we would post, if required, would be primarily in the form of U.S. Treasury bills, U.S. Treasury notes and government agency securities.


12. TRANSACTIONS WITH AFFILIATES


PARENT COMPANY TRANSACTIONS

Transactions of the Company with Hartford Fire, Hartford Holdings Inc ("HHI") and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, an affiliated entity purchased annuity contracts from the Company to fund structured settlement periodic payment obligations assumed by the affiliated entity as part of claims settlements with property casualty insurance companies and self-insured entities. As of December 31, 2014 and 2013, the Company had $54 of reserves for claim annuities purchased by affiliated entities. For the years ended December 31, 2014, 2013 and 2012, the Company recorded earned premiums of $3, $8, and $28 for these intercompany claim annuities. Reserves for annuities issued by the Company to The Hartford's property and casualty subsidiaries to fund structured settlement payments where the claimant has not released The Hartford's property and casualty subsidiaries of their primary obligation totaled $776 and $805 as of December 31, 2014 and 2013, respectively.

Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has issued a guarantee to retirees and vested terminated employees ("Retirees") of The Hartford Retirement Plan for U.S. Employees ("the Plan") who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

In 1990, Hartford Fire guaranteed the obligations of the Company with respect to life, accident and health insurance and annuity contracts issued after January 1, 1990. The guarantee was issued to provide an increased level of security to potential purchasers of HLIC's products. Although the guarantee was terminated in 1997, it still covers policies that were issued from 1990 to 1997. As of December 31, 2014 and 2013, no recoverables have been recorded for this guarantee, as the Company was able to meet these policyholder obligations.


REINSURANCE ASSUMED FROM AFFILIATES

The Company and HLAI formerly reinsured certain fixed annuity products and variable annuity product GMDB, GMIB, GMWB and GMAB riders from HLIKK, a former Japanese affiliate that was sold on June 30, 2014 to ORIX Life Insurance Corporation (for further information, see Note 1 -- Basis of Presentation and Significant Accounting Policies). As of December 31, 2013, $2.6 billion of fixed annuity account value had been assumed by the Company and HLAI. As of December 31, 2013, the carrying value of the GMIB liability and the GMAB/GMWB liability was $500 and $4 respectively. There was no liability for the assumed GMDB reinsurance and the net amount at risk for the assumed GMDB reinsurance was $200 at December 31, 2013.

Concurrent with the sale of HLIKK, HLIKK recaptured certain risks that had been reinsured to the Company and HLAI by terminating or modifying intercompany agreements. This recapture resulted in the Company and HLAI transferring approximately $1.6 billion of assets supporting the recaptured reserves. The Company recognized a loss on this recapture of $213. Upon closing, HLIKK is responsible for all liabilities of the recaptured business. HLAI continues to provide reinsurance for $763 of Japan fixed payout annuities.

While the form of the agreement between HLAI and HLIKK for the GMWB, GMAB and GMIB riders was reinsurance, in substance and for accounting purposes the agreement was a free standing derivative. As such, the reinsurance agreement for these riders was recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income (loss). The GMDB reinsurance was accounted for as a Death Benefit and Other Insurance Benefit Reserve which was not reported at fair value.


REINSURANCE CEDED TO AFFILIATES

Until April 1, 2014, HLAI had a modified coinsurance ("modco") and coinsurance with funds withheld reinsurance agreement with WRR. HLAI ceded to WRR variable annuity contracts, associated riders, and payout annuities written by HLAI; annuity contracts and associated riders assumed by HLAI under unaffiliated reinsurance agreements; GMAB, GMIB riders and GMDB risks assumed by HLAI from HLIKK; and, up until the sale of HLL on December 12, 2013, GMDB and GMWB riders assumed by HLAI from HLL.

Under modco, the assets and the liabilities, and under coinsurance with funds withheld, the assets, associated with the reinsured business remained on the consolidated balance sheet of HLIC in segregated portfolios, and WRR received the economic risks and rewards related to the reinsured business through modco and funds withheld adjustments. These adjustments were recorded as an adjustment to operating expenses.

Effective April 1, 2014, HLAI, terminated its modco and coinsurance with funds withheld reinsurance agreement with WRR, following receipt of approval from the CTDOI and Vermont Department of Financial Regulation. As a result, the Company reclassified $310 in aggregate reserves for annuity contracts from funds withheld within Other liabilities to Other policyholder funds and benefits payable. The Company recognized a gain of $213 in the year ended December 31, 2014 resulting from the termination of derivatives associated with the reinsurance transaction. On April 30, 2014, The Hartford dissolved WRR which resulted in WRR paying off a $655 surplus note and returning $367 in capital to The Hartford, all of which was contributed as capital to HLAI to support the recaptured risks.

The impact of the modco and coinsurance with funds withheld reinsurance agreement with WRR on the Company's Consolidated Statements of Operations prior to termination was as follows:


                                                                                          For the years ended December 31,
                                                                                         -----------------------------------
                                                                                           2014        2013          2012
                                                                                          -------    ----------    ---------
Earned premiums                                                                           $   (5)    $     (31)    $    (58)
Net realized losses (1)                                                                     (103)       (1,665)      (2,130)
                                                                                          -------    ----------    ---------
                                                                    TOTAL REVENUES          (108)       (1,696)      (2,188)
Benefits, losses and loss adjustment expenses                                                 (1)           (8)         (55)
Insurance operating costs and other expenses                                                  (4)       (1,158)      (1,442)
                                                                                          -------    ----------    ---------
                                                                    TOTAL EXPENSES            (5)       (1,166)      (1,497)
LOSS BEFORE INCOME TAXES                                                                    (103)         (530)        (691)
Income tax benefit                                                                           (36)         (185)        (242)
                                                                                          -------    ----------    ---------
                                                                          NET LOSS        $  (67)    $    (345)    $   (449)
                                                                                          -------    ----------    ---------

(1) Amounts represent the change in valuation of the derivative associated with this transaction.

The Company's Consolidated Balance Sheets include a modco reinsurance recoverable and a deposit liability, as well as a net reinsurance recoverable that is comprised of an embedded derivative. The balance of the modco reinsurance recoverable, deposit liability and net reinsurance recoverable were all $0 at December 31, 2014 and $129, $638, $495, respectively, at December 31, 2013.


CHAMPLAIN LIFE REINSURANCE COMPANY

Effective November 1, 2007, HLAI entered into a modco and coinsurance with funds withheld agreement with Champlain Life Reinsurance Company ("Champlain Life"), an affiliate captive insurance company, to provide statutory surplus relief for certain life insurance policies. The agreement was accounted for as a financing transaction in accordance with U.S. GAAP. Simultaneous with the sale of the Individual Life business to Prudential, HLAI recaptured the business assumed by Champlain Life. As a result, on January 2, 2013, HLAI was relieved of its funds withheld obligation to Champlain Life of $691; HLAI paid a recapture fee of $347 to Champlain Life; and, HLAI recognized a pre-tax gain of $344 ($224 after-tax). HLAI simultaneously ceded the recaptured reserves to Prudential and recognized the gain on recapture as part of the reinsurance loss on disposition.


13. STATUTORY RESULTS

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department which vary materially from U.S. GAAP. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP vary between domestic and foreign jurisdictions. The principal differences are that statutory financial statements do not reflect deferred policy acquisition costs and limit deferred income taxes, life benefit reserves predominately use interest rate and mortality assumptions prescribed by the NAIC, bonds are generally carried at amortized cost and reinsurance assets and liabilities are presented net of reinsurance.

Statutory net income and statutory capital and surplus are as follows:

                                                                                       For the years ended December 31,
                                                                                      ----------------------------------
                                                                                         2014        2013         2012
                                                                                       -------      -------      ------
Combined statutory net income                                                          $   132      $ 1,290      $  927
Statutory capital and surplus                                                          $ 5,564      $ 5,005      $5,016

Statutory accounting practices do not consolidate the net income (loss) of subsidiaries as performed under U.S. GAAP. The combined statutory net income above represents the total statutory net income of the Company, and its other insurance subsidiaries.


REGULATORY CAPITAL REQUIREMENTS

The Company's U.S. insurance companies' states of domicile impose risk-based capital ("RBC") requirements. The requirements provide a means of measuring the minimum amount of statutory capital and surplus (referred to collectively as "capital") appropriate for an insurance company to support its overall business operations based on its size and risk profile. Regulatory compliance is determined by a ratio of a company's total adjusted capital ("TAC") to its authorized control level RBC ("ACL RBC"). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences ("Company Action Level") is two times the ACL RBC. The adequacy of a company's capital is determined by the ratio of a company's TAC to its Company Action Level, known as the "RBC ratio". All of the Company's operating insurance subsidiaries had RBC ratios in excess of the minimum levels required by the applicable insurance regulations. The RBC ratios for the Company's principal life insurance operating subsidiaries were all in excess of 425% of their Company Action Levels as of December 31, 2014 and 2013. The reporting of RBC ratios is not intended for the purpose of ranking any company, or for use in connection with any marketing, advertising of promotional activities.


DIVIDENDS AND CAPITAL CONTRIBUTIONS

Dividends to the Company from its insurance subsidiaries are restricted, as is the ability of the Company to pay dividends to its parent company. Future dividend decisions will be based on, and affected by, a number of factors, including the operating results and financial requirements of the Company on a stand-alone basis and the impact of regulatory restrictions.

The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the State of Connecticut Insurance Department ("CTDOI"). The insurance holding company laws of the other jurisdictions in which the Company's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends.

In 2015, the Company's subsidiaries are permitted to pay up to a maximum of approximately $475 in dividends without prior approval from the applicable insurance commissioner.

In 2015, the Company's dividend limitation under the holding company laws of Connecticut is $556; however, based on the Company's earned surplus as of December 31, 2014, the Company is only permitted to pay $316 in dividends to its parent without prior approval from the CTDOI.

On January 30, 2015, the Company paid extraordinary dividend of approximately $500, based on approval from the CTDOI. As a result of this dividend, the Company has no ordinary dividend capacity for the remainder of 2015.


YEAR ENDED DECEMBER 31, 2014

On January 30, 2014, The Company received approval from the CTDOI for HLAI and HLIC to dividend approximately $800 of cash and invested assets to HLA and this dividend was paid on February 27, 2014. All of the issued and outstanding equity of the Company was then distributed from HLA to Hartford Life, Inc ("HLI"). On April 30, 2014, The Hartford contributed capital of approximately $1.0 billion to HLAI in connection with the dissolution of WRR. For further discussion of transactions with WRR, see Note 12 -- Transactions with Affiliates. On July 8, 2014, The Hartford received approval from the CTDOI for HLAI to dividend approximately $500 to HLIC. This dividend was paid on July 15, 2014 and then distributed to HLI.


YEAR ENDED DECEMBER 31, 2013

On February 5, 2013, the Company received approval from the CTDOI to receive an extraordinary dividend of approximately $1.1 billion from its Connecticut domiciled life insurance subsidiaries, and to pay an extraordinary dividend of approximately $1.2 billion to its parent company. These dividends were received and paid on February 22, 2013.


14. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

Hartford Life's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. In addition, substantially all U.S. employees are eligible to participate in The Hartford Investment and Savings Plan. Employee benefit expenses allocated by The Hartford to the Company, and the cost to Hartford Life for the investment and savings plan are not material to the Company's Consolidated Statements of Operations.


15. STOCK COMPENSATION PLANS

The Company is included in the Hartford's stock-based compensation plans and has been allocated compensation expense of $18, $11 and $32 for the years ended December 31, 2014, 2013 and 2012, respectively. The Company's income tax benefit recognized for stock-based compensation plans was $6, $4 and $11 for the years ended December 31, 2014, 2013 and 2012, respectively. The Company did not capitalize the cost of stock-based compensation.


16. DISCONTINUED OPERATIONS

On December 12, 2013, the Company completed the sale of HLIL, an indirect wholly-owned subsidiary of the Company. For further information regarding the sale of HLIL, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

On December 10, 2012, HLA received regulatory approval to reorganize its Mutual Funds business for the purpose of streamlining the business by consolidating the entities that provide services to the Mutual Funds business under a subsidiary of HLI, thereby separating its Mutual Funds business from its insurance business. Following the reorganization, the Company no longer has any significant continuing involvement in HLI's Mutual Funds business.

The Company does not expect these transactions to have a material impact on the Company's future earnings. The results of operations reflected as discontinued operations in the Consolidated Statements of Operations, consisting of amounts related to HLIL and the Company's Mutual Funds business, are as follows:


                                                                                                              For the years ended
                                                                                                                 December 31,
                                                                                                             ---------------------
                                                                                                              2013          2012
                                                                                                             ------        -------
REVENUES
Earned Premiums                                                                                              $ (23)        $   --
Fee income and other                                                                                            14            563
Net investment income
   Securities available-for-sale and other                                                                      (3)            10
   Equity securities, trading                                                                                  139            201
                                                                                                             ------        -------
Total net investment income                                                                                    136            211
Net realized capital gains (losses)                                                                            (14)            68
                                                                                                             ------        -------
                                                                                        TOTAL REVENUES         113            842
BENEFITS, LOSSES AND EXPENSES
Benefits, losses and loss adjustment expenses                                                                    2             --
Benefits, losses and loss adjustment expenses -- returns credited on
   international variable annuity                                                                              139            201
Amortization of DAC                                                                                             --             35
Insurance operating costs and other expenses                                                                   (33)           410
Goodwill impairment                                                                                             --            149
                                                                                                             ------        -------
                                                                   TOTAL BENEFITS, LOSSES AND EXPENSES         108            795
                                                                            INCOME BEFORE INCOME TAXES           5             47
Income tax benefit                                                                                              (5)           (14)
                                                                                                             ------        -------
                                         INCOME FROM OPERATIONS OF DISCONTINUED OPERATIONS, NET OF TAX          10             61
Net realized capital losses on disposal, net of tax                                                            (51)            --
                                                                                                             ------        -------
                                                INCOME (LOSS) FROM DISCONTINUED OPERATIONS, NET OF TAX       $ (41)        $   61
                                                                                                             ------        -------

17. RESTRUCTURING AND OTHER COSTS

As a result of a strategic business realignment announced in 2012, The Hartford is currently focusing on its Property & Casualty, Group Benefits and Mutual Funds businesses. In addition, the Company implemented restructuring activities in 2011 across several areas aimed at reducing overall expense levels. The Company intends to substantially complete the related restructuring activities over the next 6 months. For further discussion of the Company's strategic business realignment and related business disposition transactions, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

Termination benefits related to workforce reductions and lease and other contract terminations have been accrued through December 31, 2013. Additional costs, mainly severance benefits and other related costs and professional fees, expected to be incurred subsequent to December 31, 2014, and asset impairment charges, if any, will be expensed as appropriate.

In 2013, The Hartford initiated a plan to consolidate its real estate operations, including the intention to exit certain facilities and relocate employees. The consolidation of real estate is consistent with The Hartford's strategic business realignment and follows the completion of sales of the Retirement Plans and Individual Life businesses. Asset related charges will be incurred over the remaining estimated useful life of facilities, and relocation and other maintenance charges will be recognized as incurred.

Restructuring and other costs are expected to approximate $164, pre-tax. As the Company executes on its operational and strategic initiatives, the Company's estimate of and actual costs incurred for restructuring activities may differ from these estimates.

Restructuring and other costs, pre-tax incurred by the Company in connection with these activities are as follows:


                                                                                      For the years ended December 31,
                                                                                     ----------------------------------
                                                                                       2014         2013         2012
                                                                                       -----        ----        -----
Severance benefits and related costs                                                    $ 8         $  7        $  93
Professional fees                                                                        --           15           23
Asset impairment charges                                                                  9            5            4
                                                                                       -----        ----        -----
                                           TOTAL RESTRUCTURING AND OTHER COSTS         $ 17         $ 27        $ 120
                                                                                       -----        ----        -----

The tables below provide roll-forwards for accrued restructuring and other costs included in other liabilities in the Consolidated Balance Sheets.


                                                             For the year ended December 31, 2014
                                         -----------------------------------------------------------------------------
                                            Severance
                                          Benefits and    Professional     Asset Impairment    Total Restructuring and
                                          Related Costs       Fees              Charges              Other Costs
                                         --------------   ------------    -----------------    -----------------------
BALANCE, BEGINNING OF PERIOD                  $ 1             $ --               $ --                   $   1
Accruals/provisions                             8               --                  9                      17
Payments/write-offs                            (5)              --                 (9)                    (14)
                                         --------------   ------------    -----------------    -----------------------
BALANCE, END OF PERIOD                        $ 4             $ --               $ --                   $   4
                                         --------------   ------------    -----------------    -----------------------

                                                               For the year ended December 31, 2013
                                          -------------------------------------------------------------------------------
                                             Severance
                                           Benefits and     Professional     Asset Impairment     Total Restructuring and
                                           Related Costs        Fees              Charges               Other Costs
                                          --------------    ------------    ------------------    -----------------------
BALANCE, BEGINNING OF PERIOD                   $ 31             $ --               $ --                    $  31
Accruals/provisions                               7               15                  5                       27
Payments/write-offs                             (37)             (15)                (5)                     (57)
                                          --------------    ------------    ------------------    -----------------------
BALANCE, END OF PERIOD                         $  1             $ --               $ --                    $   1
                                          --------------    ------------    ------------------    -----------------------

18. CHANGES IN AND RECLASSIFICATIONS FROM ACCUMULATED OTHER COMPREHENSIVE
INCOME

Changes in AOCI, net of tax and DAC, by component consist of the following:

For the year ended December 31, 2014

                                                                           Net Gain (Loss)      Foreign
                                                        Net Unrealized      on Cash-Flow       Currency
                                                            Gain on            Hedging        Translation
                                                          Securities         Instruments      Adjustments    Total AOCI
                                                       ---------------    ----------------   ------------    -----------
Beginning balance                                          $   495             $  79             $ --          $   574
   OCI before reclassifications                                660                14               (3)             671
   Amounts reclassified from AOCI                               (1)              (23)              --              (24)
                                                       ---------------    ----------------   ------------    -----------
Net OCI                                                        659                (9)              (3)             647
                                                       ---------------    ----------------   ------------    -----------
                                 ENDING BALANCE            $ 1,154             $  70             $ (3)         $ 1,221
                                                       ---------------    ----------------   ------------    -----------

For the year ended December 31, 2013

                                                                            Net Gain (Loss)       Foreign
                                                         Net Unrealized      on Cash-Flow        Currency
                                                             Gain on            Hedging         Translation
                                                           Securities         Instruments       Adjustments    Total AOCI
                                                        ---------------    ----------------    ------------    -----------
Beginning balance                                           $  1,752            $  258             $(23)         $ 1,987
   OCI before reclassifications                                 (352)              (94)              23             (423)
   Amounts reclassified from AOCI                               (905)              (85)              --             (990)
                                                        ---------------    ----------------    ------------    -----------
Net OCI                                                       (1,257)             (179)              23           (1,413)
                                                        ---------------    ----------------    ------------    -----------
                                  ENDING BALANCE            $    495            $   79             $ --          $   574
                                                        ---------------    ----------------    ------------    -----------

For the year ended December 31, 2012

                                                                         Net Gain (Loss)       Foreign
                                                       Net Unrealized     on Cash-Flow        Currency
                                                           Gain on           Hedging         Translation
                                                         Securities        Instruments       Adjustments    Total AOCI
                                                      ---------------    ---------------    ------------    -----------
Beginning balance                                         $   632            $  368            $ (47)        $    953
   OCI before reclassifications                             1,084                 6               24            1,114
   Amounts reclassified from AOCI                              36              (116)              --              (80)
                                                      ---------------    ---------------    ------------    -----------
Net OCI                                                     1,120              (110)              24            1,034
                                                      ---------------    ---------------    ------------    -----------
                                 ENDING BALANCE           $ 1,752            $  258            $ (23)        $  1,987
                                                      ---------------    ---------------    ------------    -----------

Reclassifications from AOCI consist of the following:

                                                        Amount Reclassified from AOCI
                                             --------------------------------------------------
                                              For the year      For the year      For the year
                                                  ended             ended             ended           Affected Line Item in the
                                              December 31,      December 31,      December 31,        Consolidated Statement of
                 AOCI                             2014              2013              2012                   Operations
                                             ---------------  ----------------  ---------------  -----------------------------------
NET UNREALIZED GAIN ON SECURITIES

Available-for-sale securities (1)                 $   1           $  1,392           $  (55)     Net realized capital gains (losses)
                                             ---------------  ----------------  ---------------  -----------------------------------
                                                      1              1,392              (55)     TOTAL BEFORE TAX
                                                     --                487              (19)     Income tax expense
                                             ---------------  ----------------  ---------------  -----------------------------------
                                                  $   1           $    905           $  (36)     NET INCOME
NET GAINS ON CASH-FLOW HEDGING
INSTRUMENTS

Interest rate swaps (2)                           $  (1)          $     70           $   85      Net realized capital gains (losses)
Interest rate swaps                                  50                 57               97      Net investment income
Foreign currency swaps                              (13)                 4               (4)     Net realized capital gains (losses)
                                             ---------------  ----------------  ---------------  -----------------------------------
                                                     36                131              178      TOTAL BEFORE TAX
                                                     13                 46               62      Income tax expense
                                             ---------------  ----------------  ---------------  -----------------------------------
                                                  $  23           $     85           $  116      NET INCOME
                                             ---------------  ----------------  ---------------  -----------------------------------
         TOTAL AMOUNTS RECLASSIFIED FROM
                                    AOCI          $  24           $    990           $   80      NET INCOME
                                             ---------------  ----------------  ---------------  -----------------------------------

(1) The December 31, 2013 amounts includes $1.5 billion of net unrealized gains on securities relating to the sales of the Retirement Plans and Individual Life businesses.

(2) The December 31, 2013 amounts includes $71 of net gains on cash flow hedging instruments relating to the sales of the Retirement Plans and Individual Life businesses.


19. QUARTERLY RESULTS (UNAUDITED)

                                                                      Three months ended
                                       ---------------------------------------------------------------------------------
                                            March 31,             June 30,           September 30,       December 31,
                                       -----------------     ------------------     ----------------    ----------------
                                        2014       2013        2014       2013      2014      2013      2014      2013
                                       -----     -------     --------    ------     -----     ------    ------    ------
Total revenues                         $ 495     $ 2,267     $ 1,396     $ 229      $ 789     $ 804      $682     $ 355
Total benefits, losses and expenses      451       1,754         826       271        699       550       525       519
Income (loss) from continuing
   operations, net of tax                 57         367         399        11         91       202       130       (68)
Income (loss) from discontinued
   operations, net of tax                 --          19          --       (46)        --        (1)       --       (13)
Net income (loss)                         57         386         399       (35)        91       201       130       (81)
Less: Net income (loss) attributable
   to the noncontrolling interest          1           6          (1)       --          3        --        (2)       --
Net income (loss) attributable to
   Hartford Life Insurance Company     $  56     $   380     $   400     $ (35)     $  88     $ 201      $132     $ (81)
                                       -----     -------     --------    ------     -----     ------    ------    ------

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and B of the Registration Statement.
(b)    (1)    Resolution of the board of directors of Hartford Life Insurance
              Company ("Hartford") authorizing the establishment of the Separate
              Account.(1)
       (2)    Not applicable.
       (3)    (a) Principal Underwriter Agreement.(2)
       (3)    (b) Form of Sales Agreement.(2)
       (4)    Form of Group Variable Annuity Contract.(1)
       (5)    Form of the Application.(1)
       (6)    (a) Articles of Incorporation of Hartford.(3)
              (b) Amended and Restated Bylaws of Hartford.(4)
       (7)    Reinsurance Agreement.(2)
       (8)    Fund Participation Agreements
              (a) Fidelity Distributors Corporation (5)
              (b) Hartford Securities Distribution Company, Inc. (5)
              (c) American Century Investment Services, Inc.
              (d) Calvert Asset Management Company, Inc.
              (e) HIMCO Distribution Services Company
       (9)    Opinion and Consent of Lisa Proch, Vice President, Assistant
              General Counsel & Chief Compliance Officer.
       (10)   Consent of Deloitte & Touche LLP.
       (11)   Not applicable.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 24, to the Registration Statement File No. 033-59541, filed on April 22, 2011.

(2) Incorporated by reference to Post-Effective Amendment No. 28, to the Registration Statement File No. 033-59541, filed on April 22, 2013.

(3) Incorporated by reference to Post-Effective Amendment No. 5, to the Registration Statement File No. 333-145655, filed on August 10, 2010.

(4) Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement File No. 333-176150, filed on April 25, 2014.

(5) Incorporated by reference to Post-Effective Amendment No. 25, to the Registration Statement File No. 033-59541, filed on April 23, 2012.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Thomas S. Barnes                     Vice President
Thomas E. Bartell (1)                Vice President
Ellen T. Below                       Vice President
John B. Brady                        Actuary, Vice President
Kathleen M. Bromage (1)              Senior Vice President
Michael R. Chesman (1)               Senior Vice President, Director of Taxes
Robert A. Cornell                    Actuary, Vice President
Richard G. Costello                  Assistant General Counsel and Senior Vice President
George Eknaian                       Chief Actuary, Senior Vice President
Csaba Gabor                          Chief Compliance Officer of Separate Accounts
John W. Gallant                      Vice President
Michael R. Hazel                     Vice President, Controller
Donna R. Jarvis                      Actuary, Vice President
Brion S. Johnson (1)                 President, Chairman of the Board, Director*
Alan J. Kreczko (1)                  Executive Vice President, General Counsel
David R. Kryzanski (2)               Vice President
Lisa S. Levin (1)                    Corporate Secretary
Vernon Meyer                         Senior Vice President
Craig D. Morrow                      Appointed Actuary, Vice President
Mark J. Niland (1)                   Senior Vice President, Director*
Robert W. Paiano (1)                 Treasurer, Senior Vice President, Director*
Lisa M. Proch                        Chief Compliance Officer of Talcott Resolution, Vice President
David G. Robinson (1)                Senior Vice President
Peter F. Sannizzaro                  Senior Vice President, Chief Accounting Officer, Chief Financial Officer
Robert R. Siracusa                   Vice President

----------

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 06089.

*   Denotes Board of Directors.

(1) Address: One Hartford Plaza, Hartford, CT 06155

(2) Address: 1 Griffin Road North, Windsor, CT 06095-1512

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Incorporated by reference to Post-Effective No. 52 to the Registration Statement No. 333-72042, filed on April 28, 2015.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 27, 2015, there were 111,677 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     Provision is made that the Corporation, to the fullest extent permissible by applicable law as then in effect, shall indemnify any individual who is a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal (each, a "Proceeding") because such individual is or was (i) a Director, or (ii) an officer or employee of the Corporation (for purposes of the by-laws, each an "Officer"), against obligations to pay judgments, settlements, penalties, fines or reasonable expenses (including counsel fees) incurred in a Proceeding if such Director or
     Officer: (l)(A) conducted him or herself in good faith; (B) reasonably believed (i) in the case of conduct in such person's official capacity, which shall include service at the request of the Corporation as a director, officer or fiduciary of a Covered Entity (as defined below), that his or her conduct was in the best interests of the Corporation; and (ii) in all other cases, that his or her conduct was at least not opposed to the best interests of the Corporation; and (C) in the case of any criminal proceeding, such person had no reasonable cause to believe his or her conduct was unlawful; or (2) engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the Corporation's Certificate, in each case, as determined in accordance with the procedures set forth in the by-laws. For purposes of the by-laws, a "Covered Entity" shall mean another corporation, partnership, joint venture, trust or other enterprise (including, without limitation, any employee benefit plan) in respect of which such person is serving at the request of the Corporation as a director, officer or fiduciary.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) MMLD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     I)

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

    (b) Officers and Member Representatives of MML Distributors, LLC

                                             POSITIONS AND OFFICES                 PRINCIPAL BUSINESS
NAME                                            WITH UNDERWRITER                        ADDRESS
-----------------------------------------------------------------------------------------------------------
Stephen Alibozek                     Entity Contracting Officer                            *
Cindy Belmore                        Chief Compliance Officer                              **
Todd Cyboron                         Chief Technology Officer                              *
Edward K. Duch III                   Assistant Secretary                                   *
Jennifer L. Dupuis-Krause            Assistant Secretary                                   *
Michael Fanning                      Member Representative                                 *
Bruce C. Frisbie                     Assistant Treasurer                                   *
Brian Haendiges                      Vice President                                        **
H. Bradford Hoffman                  Chief Risk Officer                                    *
Kevin LaComb                         Assistant Treasurer                                   *
Mario Morton                         Registration Manager                                  *
Todd Picken                          Assistant Treasurer                                   *
Robert S. Rosenthal                  Chief Legal Officer                                   *
                                     Vice President
                                     Secretary
Carolyn Salwen                       Chief Financial Officer                               **
                                     Treasurer
Elaine Sarsynski                     Chief Executive Officer                               **
                                     President
Barbara Upton                        Assistant Vice President                              **
                                     Continuing Education Officer
Donna Watson                         Assistant Treasurer                                   **
Eric Wietsma                         Vice President                                        **

------------

*   1295 State Street, Springfield, MA 01111-0001

**  100 Bright Meadow Blvd., Enfield, CT 06082
ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Massachusetts Mutual Life Insurance Company, as administrator at 1295 State Street, Springfield, MA 01111.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this registration statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Council of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with the four provisions of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Enfield, and State of Connecticut on this 28th day of April, 2015.

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TWO -
(Registrant)

By:    Brion S. Johnson                     *By:   /s/ Sadie R. Gordon
       -----------------------------------         -----------------------------------
       Brion S. Johnson                             Sadie R. Gordon
       President and Chairman of the                Attorney-in-Fact
       Board*

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    Brion S. Johnson
       -----------------------------------
       Brion S. Johnson
       President and Chairman of the
       Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Brion S. Johnson, President, Chairman of the
 Board, Director*
Mark J. Niland, Senior Vice President, Director*              *By:   /s/ Sadie R. Gordon
                                                                     -----------------------------------
Robert W. Paiano, Senior Vice President,                             Sadie R. Gordon
 Treasurer, Director*                                                Attorney-in-Fact
Peter F. Sannizzaro, Chief Accounting Officer,                Date:  April 28, 2015
 Chief Financial Officer, Senior Vice President*

033-59541

                                 EXHIBIT INDEX

      (8)  (c)  American Century Investment Services, Inc.
           (d)  Calvert Asset Management Company, Inc.
           (e)  HIMCO Distribution Services Company
      (9)  Opinion and Consent of Lisa Proch, Vice President, Assistant General Counsel & Chief Compliance Officer.
     (10)  Consent of Deloitte and Touche LLP.
     (99)  Copy of Power of Attorney.